UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04000

Calvert Variable Trust, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

CVT EAFE International Index Portfolio

Class F CVIIPF

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$78	0.68%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the MSCI EAFE Index (the Index):

↓ Among sectors, the real estate, information technology and utilities sectors were the weakest performers within the Index during the period

↓ By period-end, the real estate, energy and utilities sectors held the smallest weights within the Index by sector

↓ Among countries, Spain, Hong Kong and United Kingdom were the weakest performers within the Index during the period

↓ By period-end, United States, South Africa and Portugal held the smallest weights within the Index by country

↑ All of the 11 market sectors within the Index reported positive returns during the period ― led by the financials and utilities sectors

↑ By period-end, the financials, industrials, and health care sectors held the largest weights within the Index by sector

↑ Switzerland, Japan and France were the best-performing countries within the Index; while Japan, the United Kingdom and France held the largest weights by country

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,422	$9,277
2/16	$9,108	$9,107
3/16	$9,737	$9,699
4/16	$10,005	$9,980
5/16	$9,920	$9,890
6/16	$9,651	$9,558
7/16	$10,048	$10,042
8/16	$10,088	$10,049
9/16	$10,214	$10,173
10/16	$9,960	$9,965
11/16	$9,771	$9,766
12/16	$10,024	$10,100
1/17	$10,360	$10,393
2/17	$10,466	$10,542
3/17	$10,784	$10,832
4/17	$11,065	$11,107
5/17	$11,450	$11,515
6/17	$11,461	$11,495
7/17	$11,772	$11,826
8/17	$11,772	$11,822
9/17	$12,039	$12,116
10/17	$12,234	$12,300
11/17	$12,326	$12,429
12/17	$12,475	$12,628
1/18	$13,125	$13,262
2/18	$12,458	$12,663
3/18	$12,371	$12,435
4/18	$12,559	$12,719
5/18	$12,300	$12,433
6/18	$12,126	$12,281
7/18	$12,449	$12,584
8/18	$12,174	$12,341
9/18	$12,283	$12,448
10/18	$11,303	$11,457
11/18	$11,331	$11,442
12/18	$10,753	$10,887
1/19	$11,451	$11,602
2/19	$11,714	$11,898
3/19	$11,808	$11,973
4/19	$12,161	$12,310
5/19	$11,542	$11,719
6/19	$12,221	$12,414
7/19	$11,958	$12,256
8/19	$11,735	$11,939
9/19	$12,079	$12,281
10/19	$12,491	$12,722
11/19	$12,631	$12,866
12/19	$13,011	$13,284
1/20	$12,666	$13,006
2/20	$11,707	$11,831
3/20	$9,996	$10,252
4/20	$10,660	$10,914
5/20	$11,230	$11,389
6/20	$11,594	$11,777
7/20	$11,816	$12,051
8/20	$12,384	$12,671
9/20	$12,103	$12,342
10/20	$11,617	$11,849
11/20	$13,332	$13,686
12/20	$13,995	$14,322
1/21	$13,794	$14,169
2/21	$14,122	$14,487
3/21	$14,449	$14,820
4/21	$14,863	$15,266
5/21	$15,418	$15,764
6/21	$15,201	$15,587
7/21	$15,323	$15,704
8/21	$15,551	$15,981
9/21	$15,032	$15,517
10/21	$15,483	$15,899
11/21	$14,782	$15,159
12/21	$15,486	$15,935
1/22	$14,887	$15,165
2/22	$14,432	$14,897
3/22	$14,400	$14,993
4/22	$13,472	$14,023
5/22	$13,722	$14,128
6/22	$12,494	$12,817
7/22	$13,122	$13,456
8/22	$12,354	$12,817
9/22	$11,198	$11,618
10/22	$11,847	$12,242
11/22	$13,454	$13,621
12/22	$13,203	$13,632
1/23	$14,324	$14,736
2/23	$13,886	$14,429
3/23	$14,314	$14,786
4/23	$14,707	$15,204
5/23	$14,128	$14,560
6/23	$14,754	$15,223
7/23	$15,146	$15,715
8/23	$14,549	$15,113
9/23	$14,025	$14,597
10/23	$13,593	$14,005
11/23	$14,741	$15,305
12/23	$15,517	$16,118
1/24	$15,438	$16,211
2/24	$15,878	$16,508
3/24	$16,388	$17,051
4/24	$15,858	$16,614
5/24	$16,673	$17,258
6/24	$16,307	$16,979
7/24	$16,778	$17,477
8/24	$17,344	$18,046
9/24	$17,459	$18,212
10/24	$16,496	$17,222
11/24	$16,466	$17,124
12/24	$15,974	$16,735
1/25	$16,751	$17,614
2/25	$17,256	$17,956
3/25	$17,220	$17,883
4/25	$17,913	$18,702
5/25	$18,716	$19,558
6/25	$19,177	$19,989
7/25	$18,686	$19,708
8/25	$19,568	$20,549
9/25	$20,033	$20,942
10/25	$20,207	$21,188
11/25	$20,333	$21,320
12/25	$20,868	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	30.64%	8.31%	7.63%
MSCI EAFE Index (net of foreign withholding taxes)	31.22%	8.92%	8.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$207,548,496
# of Portfolio Holdings	695
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$190,398

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan 22.0%
United Kingdom 14.4%
Switzerland 10.0%
France 9.8%
Germany 9.7%
Australia 6.3%
Netherlands 6.1%
Spain 3.8%
Sweden 3.7%
Italy 3.3%
Other 10.9%

Value	Value
Other	10.9%
Italy	3.3%
Sweden	3.7%
Spain	3.8%
Netherlands	6.1%
Australia	6.3%
Germany	9.7%
France	9.8%
Switzerland	10.0%
United Kingdom	14.4%
Japan	22.0%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	2.0%
Roche Holding AG	1.5%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.3%
SAP SE	1.2%
Siemens AG	1.0%
Shell PLC	1.0%
Toyota Motor Corp.	1.0%
Total	13.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVIIPF-TSR-AR

CVT EAFE International Index Portfolio

Class I CVPIII

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the MSCI EAFE Index (the Index):

↓ Among sectors, the real estate, information technology and utilities sectors were the weakest performers within the Index during the period

↓ By period-end, the real estate, energy and utilities sectors held the smallest weights within the Index by sector

↓ Among countries, Spain, Hong Kong and United Kingdom were the weakest performers within the Index during the period

↓ By period-end, United States, South Africa and Portugal held the smallest weights within the Index by country

↑ All of the 11 market sectors within the Index reported positive returns during the period ― led by the financials and utilities sectors

↑ By period-end, the financials, industrials, and health care sectors held the largest weights within the Index by sector

↑ Switzerland, Japan and France were the best-performing countries within the Index; while Japan, the United Kingdom and France held the largest weights by country

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,424	$9,277
2/16	$9,111	$9,107
3/16	$9,742	$9,699
4/16	$10,013	$9,980
5/16	$9,930	$9,890
6/16	$9,662	$9,558
7/16	$10,060	$10,042
8/16	$10,101	$10,049
9/16	$10,229	$10,173
10/16	$9,975	$9,965
11/16	$9,791	$9,766
12/16	$10,046	$10,100
1/17	$10,385	$10,393
2/17	$10,493	$10,542
3/17	$10,815	$10,832
4/17	$11,098	$11,107
5/17	$11,488	$11,515
6/17	$11,500	$11,495
7/17	$11,815	$11,826
8/17	$11,818	$11,822
9/17	$12,087	$12,116
10/17	$12,286	$12,300
11/17	$12,382	$12,429
12/17	$12,533	$12,628
1/18	$13,190	$13,262
2/18	$12,522	$12,663
3/18	$12,437	$12,435
4/18	$12,628	$12,719
5/18	$12,371	$12,433
6/18	$12,199	$12,281
7/18	$12,526	$12,584
8/18	$12,253	$12,341
9/18	$12,364	$12,448
10/18	$11,379	$11,457
11/18	$11,410	$11,442
12/18	$10,831	$10,887
1/19	$11,535	$11,602
2/19	$11,802	$11,898
3/19	$11,900	$11,973
4/19	$12,258	$12,310
5/19	$11,637	$11,719
6/19	$12,323	$12,414
7/19	$12,060	$12,256
8/19	$11,838	$11,939
9/19	$12,185	$12,281
10/19	$12,604	$12,722
11/19	$12,749	$12,866
12/19	$13,134	$13,284
1/20	$12,788	$13,006
2/20	$11,821	$11,831
3/20	$10,095	$10,252
4/20	$10,767	$10,914
5/20	$11,344	$11,389
6/20	$11,714	$11,777
7/20	$11,942	$12,051
8/20	$12,517	$12,671
9/20	$12,235	$12,342
10/20	$11,746	$11,849
11/20	$13,482	$13,686
12/20	$14,155	$14,322
1/21	$13,954	$14,169
2/21	$14,288	$14,487
3/21	$14,621	$14,820
4/21	$15,042	$15,266
5/21	$15,607	$15,764
6/21	$15,390	$15,587
7/21	$15,515	$15,704
8/21	$15,750	$15,981
9/21	$15,227	$15,517
10/21	$15,686	$15,899
11/21	$14,978	$15,159
12/21	$15,694	$15,935
1/22	$15,090	$15,165
2/22	$14,631	$14,897
3/22	$14,600	$14,993
4/22	$13,662	$14,023
5/22	$13,918	$14,128
6/22	$12,673	$12,817
7/22	$13,314	$13,456
8/22	$12,536	$12,817
9/22	$11,365	$11,618
10/22	$12,024	$12,242
11/22	$13,659	$13,621
12/22	$13,406	$13,632
1/23	$14,548	$14,736
2/23	$14,105	$14,429
3/23	$14,542	$14,786
4/23	$14,943	$15,204
5/23	$14,357	$14,560
6/23	$14,996	$15,223
7/23	$15,397	$15,715
8/23	$14,794	$15,113
9/23	$14,263	$14,597
10/23	$13,827	$14,005
11/23	$14,995	$15,305
12/23	$15,788	$16,118
1/24	$15,709	$16,211
2/24	$16,159	$16,508
3/24	$16,682	$17,051
4/24	$16,146	$16,614
5/24	$16,978	$17,258
6/24	$16,609	$16,979
7/24	$17,091	$17,477
8/24	$17,670	$18,046
9/24	$17,789	$18,212
10/24	$16,811	$17,222
11/24	$16,784	$17,124
12/24	$16,284	$16,735
1/25	$17,080	$17,614
2/25	$17,596	$17,956
3/25	$17,564	$17,883
4/25	$18,274	$18,702
5/25	$19,096	$19,558
6/25	$19,570	$19,989
7/25	$19,071	$19,708
8/25	$19,976	$20,549
9/25	$20,454	$20,942
10/25	$20,635	$21,188
11/25	$20,767	$21,320
12/25	$21,317	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	30.90%	8.53%	7.86%
MSCI EAFE Index (net of foreign withholding taxes)	31.22%	8.92%	8.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$207,548,496
# of Portfolio Holdings	695
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$190,398

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.9%
Italy	3.3%
Sweden	3.7%
Spain	3.8%
Netherlands	6.1%
Australia	6.3%
Germany	9.7%
France	9.8%
Switzerland	10.0%
United Kingdom	14.4%
Japan	22.0%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	2.0%
Roche Holding AG	1.5%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.3%
SAP SE	1.2%
Siemens AG	1.0%
Shell PLC	1.0%
Toyota Motor Corp.	1.0%
Total	13.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPIII-TSR-AR

CVT Investment Grade Bond Index Portfolio

Class F CVPIBF

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$59	0.57%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ Within investment-grade corporate bonds, industrials underperformed financial institutions during the period

↓ Long-duration and short-duration securities generally underperformed intermediate-duration securities within the Index during the period

↑ The Fund was underweight Treasuries and asset-backed securities, which were the weakest-performing sectors within the Index during the period

↑ Sovereign and agency mortgage-backed securities were the strongest-performing sectors within the Index during the period

↑ By period-end, U.S. Treasuries and agency mortgage-backed securities held the largest weights within the Index by asset class

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
1/16	$10,128	$10,110	$10,138
2/16	$10,193	$10,182	$10,210
3/16	$10,299	$10,307	$10,303
4/16	$10,350	$10,377	$10,343
5/16	$10,341	$10,385	$10,345
6/16	$10,537	$10,568	$10,531
7/16	$10,593	$10,655	$10,598
8/16	$10,584	$10,667	$10,586
9/16	$10,569	$10,669	$10,580
10/16	$10,482	$10,598	$10,499
11/16	$10,228	$10,360	$10,250
12/16	$10,236	$10,391	$10,265
1/17	$10,249	$10,428	$10,285
2/17	$10,318	$10,508	$10,354
3/17	$10,311	$10,505	$10,349
4/17	$10,386	$10,592	$10,428
5/17	$10,460	$10,674	$10,509
6/17	$10,456	$10,664	$10,498
7/17	$10,499	$10,718	$10,543
8/17	$10,584	$10,810	$10,638
9/17	$10,526	$10,772	$10,587
10/17	$10,534	$10,785	$10,593
11/17	$10,520	$10,769	$10,580
12/17	$10,565	$10,816	$10,628
1/18	$10,444	$10,712	$10,506
2/18	$10,344	$10,610	$10,406
3/18	$10,398	$10,664	$10,473
4/18	$10,307	$10,593	$10,395
5/18	$10,375	$10,651	$10,469
6/18	$10,365	$10,635	$10,456
7/18	$10,363	$10,657	$10,459
8/18	$10,411	$10,710	$10,526
9/18	$10,350	$10,664	$10,458
10/18	$10,260	$10,575	$10,376
11/18	$10,312	$10,622	$10,438
12/18	$10,500	$10,789	$10,630
1/19	$10,602	$10,937	$10,742
2/19	$10,592	$10,949	$10,736
3/19	$10,800	$11,147	$10,942
4/19	$10,800	$11,163	$10,945
5/19	$10,980	$11,334	$11,139
6/19	$11,114	$11,494	$11,279
7/19	$11,144	$11,528	$11,304
8/19	$11,415	$11,789	$11,597
9/19	$11,357	$11,738	$11,535
10/19	$11,383	$11,776	$11,570
11/19	$11,381	$11,773	$11,564
12/19	$11,356	$11,791	$11,556
1/20	$11,587	$12,003	$11,778
2/20	$11,775	$12,182	$11,990
3/20	$11,709	$11,944	$11,920
4/20	$11,897	$12,184	$12,132
5/20	$11,965	$12,297	$12,188
6/20	$12,038	$12,400	$12,265
7/20	$12,221	$12,618	$12,448
8/20	$12,104	$12,545	$12,348
9/20	$12,102	$12,522	$12,341
10/20	$12,029	$12,478	$12,286
11/20	$12,154	$12,640	$12,406
12/20	$12,161	$12,684	$12,424
1/21	$12,071	$12,604	$12,334
2/21	$11,897	$12,442	$12,156
3/21	$11,744	$12,297	$12,005
4/21	$11,837	$12,400	$12,099
5/21	$11,856	$12,448	$12,139
6/21	$11,946	$12,538	$12,224
7/21	$12,073	$12,664	$12,361
8/21	$12,039	$12,656	$12,337
9/21	$11,935	$12,548	$12,231
10/21	$11,927	$12,538	$12,227
11/21	$11,956	$12,553	$12,263
12/21	$11,908	$12,544	$12,232
1/22	$11,668	$12,269	$11,968
2/22	$11,539	$12,102	$11,835
3/22	$11,232	$11,777	$11,506
4/22	$10,824	$11,338	$11,069
5/22	$10,868	$11,400	$11,141
6/22	$10,704	$11,173	$10,966
7/22	$10,955	$11,453	$11,234
8/22	$10,661	$11,156	$10,917
9/22	$10,218	$10,675	$10,445
10/22	$10,084	$10,558	$10,310
11/22	$10,453	$10,952	$10,689
12/22	$10,390	$10,914	$10,641
1/23	$10,714	$11,253	$10,968
2/23	$10,449	$10,977	$10,684
3/23	$10,705	$11,234	$10,956
4/23	$10,765	$11,303	$11,022
5/23	$10,646	$11,185	$10,902
6/23	$10,615	$11,168	$10,863
7/23	$10,601	$11,179	$10,856
8/23	$10,529	$11,112	$10,786
9/23	$10,264	$10,847	$10,512
10/23	$10,090	$10,684	$10,346
11/23	$10,544	$11,165	$10,815
12/23	$10,933	$11,588	$11,229
1/24	$10,916	$11,560	$11,198
2/24	$10,757	$11,422	$11,040
3/24	$10,845	$11,534	$11,142
4/24	$10,574	$11,264	$10,860
5/24	$10,748	$11,451	$11,044
6/24	$10,852	$11,556	$11,149
7/24	$11,092	$11,818	$11,409
8/24	$11,240	$11,992	$11,573
9/24	$11,386	$12,157	$11,728
10/24	$11,097	$11,881	$11,437
11/24	$11,218	$12,006	$11,558
12/24	$11,018	$11,824	$11,369
1/25	$11,075	$11,896	$11,430
2/25	$11,316	$12,142	$11,681
3/25	$11,311	$12,139	$11,685
4/25	$11,347	$12,182	$11,731
5/25	$11,261	$12,120	$11,647
6/25	$11,430	$12,309	$11,826
7/25	$11,397	$12,291	$11,795
8/25	$11,523	$12,439	$11,936
9/25	$11,650	$12,571	$12,067
10/25	$11,723	$12,654	$12,142
11/25	$11,790	$12,730	$12,217
12/25	$11,750	$12,721	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	6.64%	(0.68)%	1.62%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$109,624,167
# of Portfolio Holdings	337
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

U.S. Treasury Obligations
44.0%
U.S. Government Agency Mortgage-Backed Securities
25.7%
Corporate Bonds
25.1%
U.S. Government Agencies and Instrumentalities
2.5%
Short-Term Investments
1.4%
Other†
1.3%

Value	Value
OtherFootnote Reference†	1.3%
Short-Term Investments	1.4%
U.S. Government Agencies and Instrumentalities	2.5%
Corporate Bonds	25.1%
U.S. Government Agency Mortgage-Backed Securities	25.7%
U.S. Treasury Obligations	44.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BB	0.2%
BBB	14.6%
A	10.1%
AA	73.7%
AAA	1.3%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPIBF-TSR-AR

CVT Investment Grade Bond Index Portfolio

Class I CVPIBI

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ Within investment-grade corporate bonds, industrials underperformed financial institutions during the period

↓ Long-duration and short-duration securities generally underperformed intermediate-duration securities within the Index during the period

↑ The Fund was underweight Treasuries and asset-backed securities, which were the weakest-performing sectors within the Index during the period

↑ Sovereign and agency mortgage-backed securities were the strongest-performing sectors within the Index during the period

↑ By period-end, U.S. Treasuries and agency mortgage-backed securities held the largest weights within the Index by asset class

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
1/16	$10,129	$10,110	$10,138
2/16	$10,197	$10,182	$10,210
3/16	$10,305	$10,307	$10,303
4/16	$10,357	$10,377	$10,343
5/16	$10,352	$10,385	$10,345
6/16	$10,549	$10,568	$10,531
7/16	$10,607	$10,655	$10,598
8/16	$10,602	$10,667	$10,586
9/16	$10,589	$10,669	$10,580
10/16	$10,503	$10,598	$10,499
11/16	$10,250	$10,360	$10,250
12/16	$10,259	$10,391	$10,265
1/17	$10,276	$10,428	$10,285
2/17	$10,347	$10,508	$10,354
3/17	$10,342	$10,505	$10,349
4/17	$10,419	$10,592	$10,428
5/17	$10,496	$10,674	$10,509
6/17	$10,496	$10,664	$10,498
7/17	$10,539	$10,718	$10,543
8/17	$10,627	$10,810	$10,638
9/17	$10,571	$10,772	$10,587
10/17	$10,581	$10,785	$10,593
11/17	$10,569	$10,769	$10,580
12/17	$10,618	$10,816	$10,628
1/18	$10,498	$10,712	$10,506
2/18	$10,397	$10,610	$10,406
3/18	$10,453	$10,664	$10,473
4/18	$10,366	$10,593	$10,395
5/18	$10,436	$10,651	$10,469
6/18	$10,430	$10,635	$10,456
7/18	$10,428	$10,657	$10,459
8/18	$10,480	$10,710	$10,526
9/18	$10,421	$10,664	$10,458
10/18	$10,331	$10,575	$10,376
11/18	$10,387	$10,622	$10,438
12/18	$10,579	$10,789	$10,630
1/19	$10,683	$10,937	$10,742
2/19	$10,675	$10,949	$10,736
3/19	$10,886	$11,147	$10,942
4/19	$10,888	$11,163	$10,945
5/19	$11,074	$11,334	$11,139
6/19	$11,209	$11,494	$11,279
7/19	$11,243	$11,528	$11,304
8/19	$11,519	$11,789	$11,597
9/19	$11,463	$11,738	$11,535
10/19	$11,491	$11,776	$11,570
11/19	$11,489	$11,773	$11,564
12/19	$11,468	$11,791	$11,556
1/20	$11,703	$12,003	$11,778
2/20	$11,897	$12,182	$11,990
3/20	$11,831	$11,944	$11,920
4/20	$12,025	$12,184	$12,132
5/20	$12,095	$12,297	$12,188
6/20	$12,171	$12,400	$12,265
7/20	$12,360	$12,618	$12,448
8/20	$12,243	$12,545	$12,348
9/20	$12,245	$12,522	$12,341
10/20	$12,172	$12,478	$12,286
11/20	$12,304	$12,640	$12,406
12/20	$12,310	$12,684	$12,424
1/21	$12,223	$12,604	$12,334
2/21	$12,049	$12,442	$12,156
3/21	$11,897	$12,297	$12,005
4/21	$11,994	$12,400	$12,099
5/21	$12,015	$12,448	$12,139
6/21	$12,109	$12,538	$12,224
7/21	$12,240	$12,664	$12,361
8/21	$12,208	$12,656	$12,337
9/21	$12,104	$12,548	$12,231
10/21	$12,101	$12,538	$12,227
11/21	$12,129	$12,553	$12,263
12/21	$12,086	$12,544	$12,232
1/22	$11,845	$12,269	$11,968
2/22	$11,717	$12,102	$11,835
3/22	$11,406	$11,777	$11,506
4/22	$10,996	$11,338	$11,069
5/22	$11,041	$11,400	$11,141
6/22	$10,878	$11,173	$10,966
7/22	$11,135	$11,453	$11,234
8/22	$10,839	$11,156	$10,917
9/22	$10,389	$10,675	$10,445
10/22	$10,257	$10,558	$10,310
11/22	$10,632	$10,952	$10,689
12/22	$10,572	$10,914	$10,641
1/23	$10,903	$11,253	$10,968
2/23	$10,635	$10,977	$10,684
3/23	$10,899	$11,234	$10,956
4/23	$10,961	$11,303	$11,022
5/23	$10,843	$11,185	$10,902
6/23	$10,814	$11,168	$10,863
7/23	$10,802	$11,179	$10,856
8/23	$10,731	$11,112	$10,786
9/23	$10,462	$10,847	$10,512
10/23	$10,287	$10,684	$10,346
11/23	$10,752	$11,165	$10,815
12/23	$11,150	$11,588	$11,229
1/24	$11,137	$11,560	$11,198
2/24	$10,978	$11,422	$11,040
3/24	$11,070	$11,534	$11,142
4/24	$10,794	$11,264	$10,860
5/24	$10,973	$11,451	$11,044
6/24	$11,081	$11,556	$11,149
7/24	$11,330	$11,818	$11,409
8/24	$11,484	$11,992	$11,573
9/24	$11,636	$12,157	$11,728
10/24	$11,341	$11,881	$11,437
11/24	$11,469	$12,006	$11,558
12/24	$11,266	$11,824	$11,369
1/25	$11,327	$11,896	$11,430
2/25	$11,576	$12,142	$11,681
3/25	$11,573	$12,139	$11,685
4/25	$11,611	$12,182	$11,731
5/25	$11,526	$12,120	$11,647
6/25	$11,704	$12,309	$11,826
7/25	$11,671	$12,291	$11,795
8/25	$11,801	$12,439	$11,936
9/25	$11,933	$12,571	$12,067
10/25	$12,011	$12,654	$12,142
11/25	$12,082	$12,730	$12,217
12/25	$12,043	$12,721	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.90%	(0.44)%	1.87%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$109,624,167
# of Portfolio Holdings	337
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Short-Term Investments	1.4%
U.S. Government Agencies and Instrumentalities	2.5%
Corporate Bonds	25.1%
U.S. Government Agency Mortgage-Backed Securities	25.7%
U.S. Treasury Obligations	44.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BB	0.2%
BBB	14.6%
A	10.1%
AA	73.7%
AAA	1.3%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPIBI-TSR-AR

CVT Nasdaq 100 Index Portfolio

Class F CVPNOF

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$80	0.73%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the NASDAQ-100® Index (the Index):

↓ Four of the eleven market sectors within the Index ― financials, industrials, real estate and consumer staples ― reported negative returns during the period

↑ Seven of the eleven market sectors within the Index reported positive performances during the period

↑ Among sectors, utilities, information technology (IT) and communication services were the strongest performers during the period

↑ By period-end, IT, communication services and consumer discretionary sectors held the largest weights within the Index by sector

↑ The use of derivatives contributed to absolute returns during the period

● The Index is unmanaged and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	S&P 500® Index	NASDAQ-100® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,315	$9,504	$9,321
2/16	$9,160	$9,491	$9,172
3/16	$9,775	$10,135	$9,794
4/16	$9,462	$10,174	$9,488
5/16	$9,875	$10,357	$9,911
6/16	$9,638	$10,384	$9,683
7/16	$10,319	$10,766	$10,373
8/16	$10,421	$10,782	$10,485
9/16	$10,646	$10,784	$10,719
10/16	$10,480	$10,587	$10,560
11/16	$10,517	$10,979	$10,606
12/16	$10,630	$11,196	$10,727
1/17	$11,180	$11,408	$11,290
2/17	$11,662	$11,861	$11,783
3/17	$11,893	$11,875	$12,025
4/17	$12,214	$11,997	$12,356
5/17	$12,679	$12,166	$12,836
6/17	$12,369	$12,242	$12,528
7/17	$12,876	$12,494	$13,050
8/17	$13,129	$12,532	$13,316
9/17	$13,106	$12,790	$13,301
10/17	$13,695	$13,089	$13,906
11/17	$13,968	$13,490	$14,193
12/17	$14,033	$13,640	$14,267
1/18	$15,243	$14,421	$15,508
2/18	$15,049	$13,890	$15,319
3/18	$14,449	$13,537	$14,716
4/18	$14,498	$13,589	$14,777
5/18	$15,314	$13,916	$15,616
6/18	$15,471	$14,002	$15,786
7/18	$15,889	$14,523	$16,222
8/18	$16,834	$14,996	$17,196
9/18	$16,774	$15,081	$17,146
10/18	$15,319	$14,050	$15,668
11/18	$15,295	$14,337	$15,654
12/18	$13,932	$13,042	$14,272
1/19	$15,200	$14,087	$15,579
2/19	$15,638	$14,540	$16,036
3/19	$16,257	$14,822	$16,682
4/19	$17,141	$15,422	$17,599
5/19	$15,717	$14,442	$16,148
6/19	$16,917	$15,460	$17,391
7/19	$17,306	$15,682	$17,802
8/19	$16,972	$15,434	$17,470
9/19	$17,101	$15,723	$17,615
10/19	$17,838	$16,063	$18,385
11/19	$18,559	$16,646	$19,139
12/19	$19,287	$17,149	$19,903
1/20	$19,855	$17,142	$20,501
2/20	$18,700	$15,731	$19,317
3/20	$17,278	$13,788	$17,854
4/20	$19,900	$15,555	$20,574
5/20	$21,143	$16,296	$21,872
6/20	$22,477	$16,620	$23,265
7/20	$24,130	$17,558	$24,988
8/20	$26,807	$18,820	$27,777
9/20	$25,269	$18,105	$26,202
10/20	$24,452	$17,623	$25,374
11/20	$27,154	$19,552	$28,191
12/20	$28,518	$20,304	$29,631
1/21	$28,592	$20,099	$29,727
2/21	$28,563	$20,653	$29,715
3/21	$28,967	$21,558	$30,153
4/21	$30,656	$22,708	$31,937
5/21	$30,281	$22,867	$31,564
6/21	$32,200	$23,401	$33,584
7/21	$33,089	$23,956	$34,530
8/21	$34,477	$24,685	$35,999
9/21	$32,497	$23,537	$33,952
10/21	$35,054	$25,186	$36,647
11/21	$35,690	$25,011	$37,337
12/21	$36,091	$26,132	$37,781
1/22	$33,006	$24,780	$34,574
2/22	$31,490	$24,038	$33,003
3/22	$32,821	$24,931	$34,416
4/22	$28,425	$22,757	$29,824
5/22	$27,974	$22,798	$29,367
6/22	$25,468	$20,916	$26,740
7/22	$28,663	$22,845	$30,110
8/22	$27,182	$21,913	$28,572
9/22	$24,302	$19,895	$25,558
10/22	$25,265	$21,506	$26,582
11/22	$26,667	$22,708	$28,075
12/22	$24,249	$21,399	$25,547
1/23	$26,824	$22,744	$28,272
2/23	$26,715	$22,189	$28,166
3/23	$29,245	$23,004	$30,853
4/23	$29,380	$23,363	$31,013
5/23	$31,630	$23,464	$33,412
6/23	$33,677	$25,015	$35,600
7/23	$34,949	$25,818	$36,967
8/23	$34,400	$25,407	$36,412
9/23	$32,656	$24,196	$34,583
10/23	$31,971	$23,687	$33,879
11/23	$35,404	$25,850	$37,544
12/23	$37,348	$27,025	$39,630
1/24	$38,030	$27,479	$40,379
2/24	$40,063	$28,946	$42,563
3/24	$40,533	$29,878	$43,086
4/24	$38,712	$28,657	$41,178
5/24	$41,159	$30,078	$43,809
6/24	$43,708	$31,157	$46,554
7/24	$42,975	$31,537	$45,813
8/24	$43,451	$32,302	$46,353
9/24	$44,531	$32,992	$47,543
10/24	$44,141	$32,692	$47,155
11/24	$46,460	$34,611	$49,661
12/24	$46,644	$33,786	$49,888
1/25	$47,665	$34,727	$51,011
2/25	$46,365	$34,274	$49,639
3/25	$42,812	$32,343	$45,860
4/25	$43,435	$32,124	$46,573
5/25	$47,367	$34,146	$50,827
6/25	$50,343	$35,882	$54,052
7/25	$51,526	$36,687	$55,354
8/25	$51,971	$37,431	$55,865
9/25	$54,772	$38,797	$58,920
10/25	$57,366	$39,706	$61,751
11/25	$56,428	$39,803	$60,784
12/25	$56,019	$39,827	$60,377

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	20.10%	14.45%	18.79%
S&P 500® Index	17.88%	14.42%	14.81%
NASDAQ-100® Index	21.02%	15.29%	19.68%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$693,709,218
# of Portfolio Holdings	105
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,049,096

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 51.6%
Communication Services 15.6%
Consumer Discretionary 13.1%
Health Care 5.3%
Consumer Staples 4.5%
Industrials 4.1%
Utilities 1.4%
Exchange-Traded Funds 1.2%
Short-Term Investments 1.2%
Materials 1.1%
Energy 0.5%
Financials 0.3%
Real Estate 0.1%

Value	Value
Real Estate	0.1%
Financials	0.3%
Energy	0.5%
Materials	1.1%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.2%
Utilities	1.4%
Industrials	4.1%
Consumer Staples	4.5%
Health Care	5.3%
Consumer Discretionary	13.1%
Communication Services	15.6%
Information Technology	51.6%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.8%
Apple, Inc.	7.8%
Microsoft Corp.	7.0%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.9%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C	3.3%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc., Class A	2.2%
Total	48.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPNOF-TSR-AR

CVT Nasdaq 100 Index Portfolio

Class I CVPNOI

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the NASDAQ-100® Index (the Index):

↓ Four of the eleven market sectors within the Index ― financials, industrials, real estate and consumer staples ― reported negative returns during the period

↑ Seven of the eleven market sectors within the Index reported positive performances during the period

↑ Among sectors, utilities, information technology (IT) and communication services were the strongest performers during the period

↑ By period-end, IT, communication services and consumer discretionary sectors held the largest weights within the Index by sector

↑ The use of derivatives contributed to absolute returns during the period

● The Index is unmanaged and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	S&P 500® Index	NASDAQ-100® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,317	$9,504	$9,321
2/16	$9,164	$9,491	$9,172
3/16	$9,779	$10,135	$9,794
4/16	$9,470	$10,174	$9,488
5/16	$9,886	$10,357	$9,911
6/16	$9,650	$10,384	$9,683
7/16	$10,335	$10,766	$10,373
8/16	$10,442	$10,782	$10,485
9/16	$10,669	$10,784	$10,719
10/16	$10,507	$10,587	$10,560
11/16	$10,546	$10,979	$10,606
12/16	$10,659	$11,196	$10,727
1/17	$11,215	$11,408	$11,290
2/17	$11,699	$11,861	$11,783
3/17	$11,934	$11,875	$12,025
4/17	$12,258	$11,997	$12,356
5/17	$12,729	$12,166	$12,836
6/17	$12,418	$12,242	$12,528
7/17	$12,931	$12,494	$13,050
8/17	$13,187	$12,532	$13,316
9/17	$13,168	$12,790	$13,301
10/17	$13,761	$13,089	$13,906
11/17	$14,041	$13,490	$14,193
12/17	$14,108	$13,640	$14,267
1/18	$15,329	$14,421	$15,508
2/18	$15,136	$13,890	$15,319
3/18	$14,533	$13,537	$14,716
4/18	$14,587	$13,589	$14,777
5/18	$15,411	$13,916	$15,616
6/18	$15,574	$14,002	$15,786
7/18	$15,998	$14,523	$16,222
8/18	$16,953	$14,996	$17,196
9/18	$16,895	$15,081	$17,146
10/18	$15,433	$14,050	$15,668
11/18	$15,411	$14,337	$15,654
12/18	$14,042	$13,042	$14,272
1/19	$15,323	$14,087	$15,579
2/19	$15,767	$14,540	$16,036
3/19	$16,394	$14,822	$16,682
4/19	$17,290	$15,422	$17,599
5/19	$15,857	$14,442	$16,148
6/19	$17,070	$15,460	$17,391
7/19	$17,465	$15,682	$17,802
8/19	$17,132	$15,434	$17,470
9/19	$17,268	$15,723	$17,615
10/19	$18,015	$16,063	$18,385
11/19	$18,746	$16,646	$19,139
12/19	$19,487	$17,149	$19,903
1/20	$20,064	$17,142	$20,501
2/20	$18,900	$15,731	$19,317
3/20	$17,469	$13,788	$17,854
4/20	$20,121	$15,555	$20,574
5/20	$21,382	$16,296	$21,872
6/20	$22,736	$16,620	$23,265
7/20	$24,414	$17,558	$24,988
8/20	$27,130	$18,820	$27,777
9/20	$25,578	$18,105	$26,202
10/20	$24,757	$17,623	$25,374
11/20	$27,498	$19,552	$28,191
12/20	$28,884	$20,304	$29,631
1/21	$28,964	$20,099	$29,727
2/21	$28,941	$20,653	$29,715
3/21	$29,358	$21,558	$30,153
4/21	$31,077	$22,708	$31,937
5/21	$30,702	$22,867	$31,564
6/21	$32,654	$23,401	$33,584
7/21	$33,563	$23,956	$34,530
8/21	$34,978	$24,685	$35,999
9/21	$32,977	$23,537	$33,952
10/21	$35,577	$25,186	$36,647
11/21	$36,232	$25,011	$37,337
12/21	$36,647	$26,132	$37,781
1/22	$33,519	$24,780	$34,574
2/22	$31,988	$24,038	$33,003
3/22	$33,347	$24,931	$34,416
4/22	$28,885	$22,757	$29,824
5/22	$28,435	$22,798	$29,367
6/22	$25,890	$20,916	$26,740
7/22	$29,145	$22,845	$30,110
8/22	$27,646	$21,913	$28,572
9/22	$24,721	$19,895	$25,558
10/22	$25,705	$21,506	$26,582
11/22	$27,138	$22,708	$28,075
12/22	$24,684	$21,399	$25,547
1/23	$27,311	$22,744	$28,272
2/23	$27,205	$22,189	$28,166
3/23	$29,787	$23,004	$30,853
4/23	$29,930	$23,363	$31,013
5/23	$32,231	$23,464	$33,412
6/23	$34,324	$25,015	$35,600
7/23	$35,627	$25,818	$36,967
8/23	$35,075	$25,407	$36,412
9/23	$33,303	$24,196	$34,583
10/23	$32,612	$23,687	$33,879
11/23	$36,120	$25,850	$37,544
12/23	$38,111	$27,025	$39,630
1/24	$38,814	$27,479	$40,379
2/24	$40,899	$28,946	$42,563
3/24	$41,386	$29,878	$43,086
4/24	$39,536	$28,657	$41,178
5/24	$42,043	$30,078	$43,809
6/24	$44,657	$31,157	$46,554
7/24	$43,917	$31,537	$45,813
8/24	$44,412	$32,302	$46,353
9/24	$45,525	$32,992	$47,543
10/24	$45,137	$32,692	$47,155
11/24	$47,518	$34,611	$49,661
12/24	$47,717	$33,786	$49,888
1/25	$48,772	$34,727	$51,011
2/25	$47,452	$34,274	$49,639
3/25	$43,825	$32,343	$45,860
4/25	$44,469	$32,124	$46,573
5/25	$48,507	$34,146	$50,827
6/25	$51,564	$35,882	$54,052
7/25	$52,787	$36,687	$55,354
8/25	$53,252	$37,431	$55,865
9/25	$56,135	$38,797	$58,920
10/25	$58,806	$39,706	$61,751
11/25	$57,858	$39,803	$60,784
12/25	$57,448	$39,827	$60,377

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	20.39%	14.73%	19.09%
S&P 500® Index	17.88%	14.42%	14.81%
NASDAQ-100® Index	21.02%	15.29%	19.68%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$693,709,218
# of Portfolio Holdings	105
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,049,096

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.1%
Financials	0.3%
Energy	0.5%
Materials	1.1%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.2%
Utilities	1.4%
Industrials	4.1%
Consumer Staples	4.5%
Health Care	5.3%
Consumer Discretionary	13.1%
Communication Services	15.6%
Information Technology	51.6%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.8%
Apple, Inc.	7.8%
Microsoft Corp.	7.0%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.9%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C	3.3%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc., Class A	2.2%
Total	48.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPNOI-TSR-AR

CVT Russell 2000® Small Cap Index Portfolio

Class F CVPRSF

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$63	0.59%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Russell 2000® Index (the Index):

↓ The consumer staples sector was the weakest-performing market within the Index during the period

↓ The consumer discretionary and energy sectors were among the weakest market performers during the period

↑ Nine of the eleven market sectors within the Index posted positive returns during the period ― led by the materials and health care sectors

↑ Five of the eleven sectors within the Index reported double-digit returns during the period

↑ By period-end, the financials, industrials and health care sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	S&P 500® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,117	$9,504	$9,121
2/16	$9,113	$9,491	$9,120
3/16	$9,836	$10,135	$9,848
4/16	$9,986	$10,174	$10,003
5/16	$10,201	$10,357	$10,228
6/16	$10,195	$10,384	$10,222
7/16	$10,800	$10,766	$10,832
8/16	$10,985	$10,782	$11,023
9/16	$11,099	$10,784	$11,146
10/16	$10,570	$10,587	$10,616
11/16	$11,744	$10,979	$11,800
12/16	$12,063	$11,196	$12,131
1/17	$12,108	$11,408	$12,179
2/17	$12,337	$11,861	$12,414
3/17	$12,346	$11,875	$12,430
4/17	$12,478	$11,997	$12,566
5/17	$12,221	$12,166	$12,311
6/17	$12,633	$12,242	$12,736
7/17	$12,723	$12,494	$12,831
8/17	$12,556	$12,532	$12,668
9/17	$13,332	$12,790	$13,458
10/17	$13,439	$13,089	$13,573
11/17	$13,822	$13,490	$13,964
12/17	$13,762	$13,640	$13,908
1/18	$14,118	$14,421	$14,271
2/18	$13,565	$13,890	$13,718
3/18	$13,731	$13,537	$13,896
4/18	$13,845	$13,589	$14,016
5/18	$14,678	$13,916	$14,867
6/18	$14,775	$14,002	$14,973
7/18	$15,030	$14,523	$15,234
8/18	$15,674	$14,996	$15,891
9/18	$15,289	$15,081	$15,509
10/18	$13,622	$14,050	$13,824
11/18	$13,836	$14,337	$14,044
12/18	$12,185	$13,042	$12,376
1/19	$13,550	$14,087	$13,768
2/19	$14,249	$14,540	$14,484
3/19	$13,941	$14,822	$14,181
4/19	$14,411	$15,422	$14,662
5/19	$13,282	$14,442	$13,522
6/19	$14,213	$15,460	$14,478
7/19	$14,292	$15,682	$14,561
8/19	$13,581	$15,434	$13,842
9/19	$13,858	$15,723	$14,130
10/19	$14,217	$16,063	$14,502
11/19	$14,794	$16,646	$15,099
12/19	$15,209	$17,149	$15,535
1/20	$14,713	$17,142	$15,037
2/20	$13,465	$15,731	$13,771
3/20	$10,541	$13,788	$10,779
4/20	$11,983	$15,555	$12,259
5/20	$12,754	$16,296	$13,057
6/20	$13,194	$16,620	$13,519
7/20	$13,557	$17,558	$13,893
8/20	$14,317	$18,820	$14,676
9/20	$13,835	$18,105	$14,185
10/20	$14,123	$17,623	$14,483
11/20	$16,720	$19,552	$17,152
12/20	$18,160	$20,304	$18,636
1/21	$19,064	$20,099	$19,573
2/21	$20,246	$20,653	$20,793
3/21	$20,449	$21,558	$21,002
4/21	$20,863	$22,708	$21,443
5/21	$20,903	$22,867	$21,487
6/21	$21,291	$23,401	$21,904
7/21	$20,516	$23,956	$21,113
8/21	$20,964	$24,685	$21,585
9/21	$20,344	$23,537	$20,949
10/21	$21,199	$25,186	$21,840
11/21	$20,310	$25,011	$20,930
12/21	$20,757	$26,132	$21,397
1/22	$18,764	$24,780	$19,337
2/22	$18,958	$24,038	$19,544
3/22	$19,185	$24,931	$19,787
4/22	$17,284	$22,757	$17,826
5/22	$17,307	$22,798	$17,853
6/22	$15,878	$20,916	$16,385
7/22	$17,526	$22,845	$18,095
8/22	$17,158	$21,913	$17,725
9/22	$15,508	$19,895	$16,026
10/22	$17,211	$21,506	$17,790
11/22	$17,615	$22,708	$18,206
12/22	$16,468	$21,399	$17,024
1/23	$18,060	$22,744	$18,684
2/23	$17,755	$22,189	$18,368
3/23	$16,905	$23,004	$17,491
4/23	$16,598	$23,363	$17,176
5/23	$16,429	$23,464	$17,017
6/23	$17,757	$25,015	$18,401
7/23	$18,818	$25,818	$19,526
8/23	$17,875	$25,407	$18,549
9/23	$16,819	$24,196	$17,457
10/23	$15,667	$23,687	$16,267
11/23	$17,081	$25,850	$17,739
12/23	$19,161	$27,025	$19,906
1/24	$18,411	$27,479	$19,132
2/24	$19,446	$28,946	$20,214
3/24	$20,136	$29,878	$20,938
4/24	$18,717	$28,657	$19,464
5/24	$19,645	$30,078	$20,440
6/24	$19,455	$31,157	$20,251
7/24	$21,428	$31,537	$22,309
8/24	$21,098	$32,302	$21,976
9/24	$21,236	$32,992	$22,129
10/24	$20,921	$32,692	$21,810
11/24	$23,200	$34,611	$24,202
12/24	$21,270	$33,786	$22,203
1/25	$21,820	$34,727	$22,785
2/25	$20,647	$34,274	$21,567
3/25	$19,239	$32,343	$20,099
4/25	$18,784	$32,124	$19,634
5/25	$19,778	$34,146	$20,683
6/25	$20,835	$35,882	$21,807
7/25	$21,192	$36,687	$22,185
8/25	$22,696	$37,431	$23,770
9/25	$23,386	$38,797	$24,510
10/25	$23,800	$39,706	$24,953
11/25	$24,017	$39,803	$25,193
12/25	$23,872	$39,827	$25,047

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	12.23%	5.62%	9.08%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$254,096,903
# of Portfolio Holdings	1,984
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$96,423

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Health Care
17.5%
Financials
16.7%
Industrials
16.2%
Information Technology
13.8%
Consumer Discretionary
8.3%
Real Estate
5.3%
Energy
4.5%
Short-Term Investments
4.5%
Materials
4.1%
Utilities
2.8%
Communication Services
2.6%
Exchange-Traded Funds
2.0%
Consumer Staples
1.7%

Value	Value
Consumer Staples	1.7%
Exchange-Traded Funds	2.0%
Communication Services	2.6%
Utilities	2.8%
Materials	4.1%
Short-Term Investments	4.5%
Energy	4.5%
Real Estate	5.3%
Consumer Discretionary	8.3%
Information Technology	13.8%
Industrials	16.2%
Financials	16.7%
Health Care	17.5%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	2.0%
Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
NEXTracker, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Co.	0.4%
Total	6.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPRSF-TSR-AR

CVT Russell 2000® Small Cap Index Portfolio

Class I CVPRSI

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.39%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Russell 2000® Index (the Index):

↓ The consumer staples sector was the weakest-performing market within the Index during the period

↓ The consumer discretionary and energy sectors were among the weakest market performers during the period

↑ Nine of the eleven market sectors within the Index posted positive returns during the period ― led by the materials and health care sectors

↑ Five of the eleven sectors within the Index reported double-digit returns during the period

↑ By period-end, the financials, industrials and health care sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,118	$9,504	$9,121
2/16	$9,115	$9,491	$9,120
3/16	$9,841	$10,135	$9,848
4/16	$9,993	$10,174	$10,003
5/16	$10,211	$10,357	$10,228
6/16	$10,208	$10,384	$10,222
7/16	$10,815	$10,766	$10,832
8/16	$11,003	$10,782	$11,023
9/16	$11,119	$10,784	$11,146
10/16	$10,591	$10,587	$10,616
11/16	$11,770	$10,979	$11,800
12/16	$12,092	$11,196	$12,131
1/17	$12,139	$11,408	$12,179
2/17	$12,371	$11,861	$12,414
3/17	$12,384	$11,875	$12,430
4/17	$12,518	$11,997	$12,566
5/17	$12,262	$12,166	$12,311
6/17	$12,679	$12,242	$12,736
7/17	$12,773	$12,494	$12,831
8/17	$12,606	$12,532	$12,668
9/17	$13,390	$12,790	$13,458
10/17	$13,499	$13,089	$13,573
11/17	$13,887	$13,490	$13,964
12/17	$13,830	$13,640	$13,908
1/18	$14,190	$14,421	$14,271
2/18	$13,636	$13,890	$13,718
3/18	$13,807	$13,537	$13,896
4/18	$13,924	$13,589	$14,016
5/18	$14,764	$13,916	$14,867
6/18	$14,865	$14,002	$14,973
7/18	$15,126	$14,523	$15,234
8/18	$15,778	$14,996	$15,891
9/18	$15,393	$15,081	$15,509
10/18	$13,716	$14,050	$13,824
11/18	$13,936	$14,337	$14,044
12/18	$12,276	$13,042	$12,376
1/19	$13,654	$14,087	$13,768
2/19	$14,359	$14,540	$14,484
3/19	$14,052	$14,822	$14,181
4/19	$14,530	$15,422	$14,662
5/19	$13,395	$14,442	$13,522
6/19	$14,335	$15,460	$14,478
7/19	$14,418	$15,682	$14,561
8/19	$13,701	$15,434	$13,842
9/19	$13,984	$15,723	$14,130
10/19	$14,350	$16,063	$14,502
11/19	$14,933	$16,646	$15,099
12/19	$15,355	$17,149	$15,535
1/20	$14,857	$17,142	$15,037
2/20	$13,599	$15,731	$13,771
3/20	$10,646	$13,788	$10,779
4/20	$12,106	$15,555	$12,259
5/20	$12,886	$16,296	$13,057
6/20	$13,333	$16,620	$13,519
7/20	$13,704	$17,558	$13,893
8/20	$14,473	$18,820	$14,676
9/20	$13,989	$18,105	$14,185
10/20	$14,281	$17,623	$14,483
11/20	$16,912	$19,552	$17,152
12/20	$18,371	$20,304	$18,636
1/21	$19,288	$20,099	$19,573
2/21	$20,488	$20,653	$20,793
3/21	$20,696	$21,558	$21,002
4/21	$21,119	$22,708	$21,443
5/21	$21,162	$22,867	$21,487
6/21	$21,560	$23,401	$21,904
7/21	$20,778	$23,956	$21,113
8/21	$21,235	$24,685	$21,585
9/21	$20,610	$23,537	$20,949
10/21	$21,482	$25,186	$21,840
11/21	$20,582	$25,011	$20,930
12/21	$21,040	$26,132	$21,397
1/22	$19,023	$24,780	$19,337
2/22	$19,220	$24,038	$19,544
3/22	$19,456	$24,931	$19,787
4/22	$17,530	$22,757	$17,826
5/22	$17,558	$22,798	$17,853
6/22	$16,109	$20,916	$16,385
7/22	$17,784	$22,845	$18,095
8/22	$17,414	$21,913	$17,725
9/22	$15,741	$19,895	$16,026
10/22	$17,474	$21,506	$17,790
11/22	$17,888	$22,708	$18,206
12/22	$16,723	$21,399	$17,024
1/23	$18,345	$22,744	$18,684
2/23	$18,040	$22,189	$18,368
3/23	$17,178	$23,004	$17,491
4/23	$16,868	$23,363	$17,176
5/23	$16,701	$23,464	$17,017
6/23	$18,052	$25,015	$18,401
7/23	$19,134	$25,818	$19,526
8/23	$18,178	$25,407	$18,549
9/23	$17,108	$24,196	$17,457
10/23	$15,940	$23,687	$16,267
11/23	$17,380	$25,850	$17,739
12/23	$19,499	$27,025	$19,906
1/24	$18,739	$27,479	$19,132
2/24	$19,795	$28,946	$20,214
3/24	$20,502	$29,878	$20,938
4/24	$19,059	$28,657	$19,464
5/24	$20,010	$30,078	$20,440
6/24	$19,817	$31,157	$20,251
7/24	$21,834	$31,537	$22,309
8/24	$21,499	$32,302	$21,976
9/24	$21,646	$32,992	$22,129
10/24	$21,326	$32,692	$21,810
11/24	$23,654	$34,611	$24,202
12/24	$21,689	$33,786	$22,203
1/25	$22,255	$34,727	$22,785
2/25	$21,061	$34,274	$21,567
3/25	$19,629	$32,343	$20,099
4/25	$19,167	$32,124	$19,634
5/25	$20,185	$34,146	$20,683
6/25	$21,268	$35,882	$21,807
7/25	$21,634	$36,687	$22,185
8/25	$23,174	$37,431	$23,770
9/25	$23,881	$38,797	$24,510
10/25	$24,310	$39,706	$24,953
11/25	$24,536	$39,803	$25,193
12/25	$24,390	$39,827	$25,047

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.45%	5.83%	9.32%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$254,096,903
# of Portfolio Holdings	1,984
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$96,423

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.7%
Exchange-Traded Funds	2.0%
Communication Services	2.6%
Utilities	2.8%
Materials	4.1%
Short-Term Investments	4.5%
Energy	4.5%
Real Estate	5.3%
Consumer Discretionary	8.3%
Information Technology	13.8%
Industrials	16.2%
Financials	16.7%
Health Care	17.5%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	2.0%
Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
NEXTracker, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Co.	0.4%
Total	6.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPRSI-TSR-AR

CVT S&P 500® Index Portfolio

CVPSPF

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT S&P 500® Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVT S&P 500® Index Portfolio	$30	0.28%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P 500® (the Index):

↓ The real estate sector was the weakest-performing sector within the Index

↓ The consumer staples and consumer discretionary sectors were among the weakest performers during the period

↑ All of the eleven market sectors within the Index reported positive returns during the period

↑ Communication services, information technology (IT) and industrials were the best-performing sectors within the Index during the period

↑ By period-end, the IT, financials and communication services sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	CVT S&P 500® Index Portfolio	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,499	$9,504
2/16	$9,487	$9,491
3/16	$10,128	$10,135
4/16	$10,163	$10,174
5/16	$10,342	$10,357
6/16	$10,369	$10,384
7/16	$10,747	$10,766
8/16	$10,758	$10,782
9/16	$10,756	$10,784
10/16	$10,556	$10,587
11/16	$10,945	$10,979
12/16	$11,158	$11,196
1/17	$11,365	$11,408
2/17	$11,815	$11,861
3/17	$11,825	$11,875
4/17	$11,944	$11,997
5/17	$12,108	$12,166
6/17	$12,181	$12,242
7/17	$12,428	$12,494
8/17	$12,463	$12,532
9/17	$12,718	$12,790
10/17	$13,011	$13,089
11/17	$13,407	$13,490
12/17	$13,552	$13,640
1/18	$14,325	$14,421
2/18	$13,793	$13,890
3/18	$13,437	$13,537
4/18	$13,483	$13,589
5/18	$13,805	$13,916
6/18	$13,886	$14,002
7/18	$14,400	$14,523
8/18	$14,865	$14,996
9/18	$14,945	$15,081
10/18	$13,919	$14,050
11/18	$14,199	$14,337
12/18	$12,911	$13,042
1/19	$13,945	$14,087
2/19	$14,391	$14,540
3/19	$14,666	$14,822
4/19	$15,258	$15,422
5/19	$14,283	$14,442
6/19	$15,287	$15,460
7/19	$15,504	$15,682
8/19	$15,251	$15,434
9/19	$15,535	$15,723
10/19	$15,867	$16,063
11/19	$16,440	$16,646
12/19	$16,933	$17,149
1/20	$16,920	$17,142
2/20	$15,521	$15,731
3/20	$13,599	$13,788
4/20	$15,343	$15,555
5/20	$16,071	$16,296
6/20	$16,384	$16,620
7/20	$17,306	$17,558
8/20	$18,546	$18,820
9/20	$17,838	$18,105
10/20	$17,362	$17,623
11/20	$19,262	$19,552
12/20	$19,998	$20,304
1/21	$19,793	$20,099
2/21	$20,338	$20,653
3/21	$21,228	$21,558
4/21	$22,357	$22,708
5/21	$22,506	$22,867
6/21	$23,027	$23,401
7/21	$23,568	$23,956
8/21	$24,279	$24,685
9/21	$23,144	$23,537
10/21	$24,759	$25,186
11/21	$24,582	$25,011
12/21	$25,680	$26,132
1/22	$24,347	$24,780
2/22	$23,616	$24,038
3/22	$24,487	$24,931
4/22	$22,347	$22,757
5/22	$22,384	$22,798
6/22	$20,527	$20,916
7/22	$22,416	$22,845
8/22	$21,495	$21,913
9/22	$19,511	$19,895
10/22	$21,086	$21,506
11/22	$22,260	$22,708
12/22	$20,971	$21,399
1/23	$22,287	$22,744
2/23	$21,738	$22,189
3/23	$22,528	$23,004
4/23	$22,874	$23,363
5/23	$22,966	$23,464
6/23	$24,477	$25,015
7/23	$25,259	$25,818
8/23	$24,850	$25,407
9/23	$23,657	$24,196
10/23	$23,152	$23,687
11/23	$25,261	$25,850
12/23	$26,406	$27,025
1/24	$26,841	$27,479
2/24	$28,267	$28,946
3/24	$29,171	$29,878
4/24	$27,969	$28,657
5/24	$29,349	$30,078
6/24	$30,392	$31,157
7/24	$30,755	$31,537
8/24	$31,496	$32,302
9/24	$32,161	$32,992
10/24	$31,862	$32,692
11/24	$33,725	$34,611
12/24	$32,911	$33,786
1/25	$33,815	$34,727
2/25	$33,366	$34,274
3/25	$31,479	$32,343
4/25	$31,249	$32,124
5/25	$33,210	$34,146
6/25	$34,892	$35,882
7/25	$35,665	$36,687
8/25	$36,381	$37,431
9/25	$37,700	$38,797
10/25	$38,572	$39,706
11/25	$38,659	$39,803
12/25	$38,672	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
CVT S&P 500® Index Portfolio	17.50%	14.09%	14.47%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$546,507,899
# of Portfolio Holdings	508
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$44,281

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 33.0%
Financials 12.9%
Communication Services 10.1%
Consumer Discretionary 10.0%
Health Care 9.2%
Industrials 7.8%
Consumer Staples 4.5%
Energy 2.7%
Short-Term Investments 2.6%
Utilities 2.2%
Real Estate 1.8%
Materials 1.8%
Exchange-Traded Funds 1.4%

Value	Value
Exchange-Traded Funds	1.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Short-Term Investments	2.6%
Energy	2.7%
Consumer Staples	4.5%
Industrials	7.8%
Health Care	9.2%
Consumer Discretionary	10.0%
Communication Services	10.1%
Financials	12.9%
Information Technology	33.0%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.4%
Apple, Inc.	6.6%
Microsoft Corp.	5.9%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%
Total	37.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPSPF-TSR-AR

CVT S&P MidCap 400® Index Portfolio

Class F CVPSMF

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$55	0.53%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P MidCap 400® Index (the Index):

↓ The consumer discretionary and consumer staples sectors reported negative returns during the period

↑ Nine of the eleven market sectors within the Index ― led by the communication services and utilities sectors ― reported positive returns during the period

↑ Among those sectors, the communication services, utilities, information technology (IT) and industrials reported double-digit returns during the period

↑ By period-end, the industrials, financials, IT and consumer discretionary sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	S&P 500® Index	S&P MidCap 400® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,426	$9,504	$9,431
2/16	$9,554	$9,491	$9,564
3/16	$10,361	$10,135	$10,378
4/16	$10,482	$10,174	$10,506
5/16	$10,717	$10,357	$10,748
6/16	$10,761	$10,384	$10,793
7/16	$11,216	$10,766	$11,256
8/16	$11,265	$10,782	$11,312
9/16	$11,187	$10,784	$11,240
10/16	$10,880	$10,587	$10,940
11/16	$11,746	$10,979	$11,815
12/16	$11,996	$11,196	$12,074
1/17	$12,193	$11,408	$12,276
2/17	$12,507	$11,861	$12,598
3/17	$12,452	$11,875	$12,550
4/17	$12,551	$11,997	$12,654
5/17	$12,484	$12,166	$12,593
6/17	$12,681	$12,242	$12,797
7/17	$12,787	$12,494	$12,910
8/17	$12,584	$12,532	$12,711
9/17	$13,070	$12,790	$13,209
10/17	$13,359	$13,089	$13,508
11/17	$13,846	$13,490	$14,005
12/17	$13,870	$13,640	$14,035
1/18	$14,262	$14,421	$14,439
2/18	$13,623	$13,890	$13,799
3/18	$13,744	$13,537	$13,927
4/18	$13,701	$13,589	$13,891
5/18	$14,261	$13,916	$14,464
6/18	$14,314	$14,002	$14,525
7/18	$14,558	$14,523	$14,781
8/18	$15,017	$14,996	$15,253
9/18	$14,846	$15,081	$15,086
10/18	$13,422	$14,050	$13,646
11/18	$13,835	$14,337	$14,072
12/18	$12,266	$13,042	$12,480
1/19	$13,545	$14,087	$13,785
2/19	$14,114	$14,540	$14,369
3/19	$14,027	$14,822	$14,288
4/19	$14,584	$15,422	$14,862
5/19	$13,414	$14,442	$13,677
6/19	$14,435	$15,460	$14,723
7/19	$14,599	$15,682	$14,898
8/19	$13,979	$15,434	$14,273
9/19	$14,402	$15,723	$14,710
10/19	$14,559	$16,063	$14,876
11/19	$14,987	$16,646	$15,319
12/19	$15,401	$17,149	$15,749
1/20	$14,991	$17,142	$15,338
2/20	$13,561	$15,731	$13,882
3/20	$10,809	$13,788	$11,072
4/20	$12,336	$15,555	$12,642
5/20	$13,235	$16,296	$13,566
6/20	$13,398	$16,620	$13,737
7/20	$14,011	$17,558	$14,370
8/20	$14,498	$18,820	$14,875
9/20	$14,019	$18,105	$14,392
10/20	$14,317	$17,623	$14,705
11/20	$16,357	$19,552	$16,804
12/20	$17,418	$20,304	$17,900
1/21	$17,673	$20,099	$18,170
2/21	$18,870	$20,653	$19,405
3/21	$19,744	$21,558	$20,312
4/21	$20,623	$22,708	$21,226
5/21	$20,656	$22,867	$21,268
6/21	$20,435	$23,401	$21,050
7/21	$20,495	$23,956	$21,123
8/21	$20,887	$24,685	$21,534
9/21	$20,049	$23,537	$20,679
10/21	$21,221	$25,186	$21,896
11/21	$20,588	$25,011	$21,253
12/21	$21,628	$26,132	$22,332
1/22	$20,058	$24,780	$20,722
2/22	$20,272	$24,038	$20,953
3/22	$20,544	$24,931	$21,243
4/22	$19,075	$22,757	$19,734
5/22	$19,211	$22,798	$19,881
6/22	$17,355	$20,916	$17,969
7/22	$19,233	$22,845	$19,918
8/22	$18,626	$21,913	$19,300
9/22	$16,906	$19,895	$17,526
10/22	$18,676	$21,506	$19,369
11/22	$19,810	$22,708	$20,554
12/22	$18,707	$21,399	$19,416
1/23	$20,427	$22,744	$21,208
2/23	$20,052	$22,189	$20,823
3/23	$19,403	$23,004	$20,155
4/23	$19,242	$23,363	$19,997
5/23	$18,619	$23,464	$19,359
6/23	$20,316	$25,015	$21,132
7/23	$21,146	$25,818	$22,004
8/23	$20,525	$25,407	$21,368
9/23	$19,438	$24,196	$20,245
10/23	$18,393	$23,687	$19,164
11/23	$19,950	$25,850	$20,794
12/23	$21,679	$27,025	$22,607
1/24	$21,298	$27,479	$22,220
2/24	$22,553	$28,946	$23,540
3/24	$23,807	$29,878	$24,857
4/24	$22,362	$28,657	$23,361
5/24	$23,336	$30,078	$24,386
6/24	$22,956	$31,157	$24,001
7/24	$24,279	$31,537	$25,394
8/24	$24,246	$32,302	$25,374
9/24	$24,513	$32,992	$25,668
10/24	$24,329	$32,692	$25,486
11/24	$26,461	$34,611	$27,732
12/24	$24,561	$33,786	$25,756
1/25	$25,495	$34,727	$26,747
2/25	$24,377	$34,274	$25,585
3/25	$23,033	$32,343	$24,185
4/25	$22,499	$32,124	$23,640
5/25	$23,703	$34,146	$24,916
6/25	$24,542	$35,882	$25,808
7/25	$24,930	$36,687	$26,226
8/25	$25,764	$37,431	$27,116
9/25	$25,871	$38,797	$27,240
10/25	$25,739	$39,706	$27,113
11/25	$26,255	$39,803	$27,668
12/25	$26,261	$39,827	$27,688

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	6.92%	8.55%	10.13%
S&P 500® Index	17.88%	14.42%	14.81%
S&P MidCap 400® Index	7.50%	9.11%	10.71%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$611,700,122
# of Portfolio Holdings	405
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$398,967

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 22.2%
Financials 15.8%
Information Technology 13.2%
Consumer Discretionary 10.9%
Health Care 8.3%
Real Estate 6.0%
Materials 5.1%
Consumer Staples 4.0%
Short-Term Investments 3.9%
Energy 3.7%
Utilities 3.1%
Exchange-Traded Funds 1.9%
Communication Services 1.9%

Value	Value
Communication Services	1.9%
Exchange-Traded Funds	1.9%
Utilities	3.1%
Energy	3.7%
Short-Term Investments	3.9%
Consumer Staples	4.0%
Materials	5.1%
Real Estate	6.0%
Health Care	8.3%
Consumer Discretionary	10.9%
Information Technology	13.2%
Financials	15.8%
Industrials	22.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.9%
Ciena Corp.	1.0%
Coherent Corp.	0.8%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Total	8.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPSMF-TSR-AR

CVT S&P MidCap 400® Index Portfolio

Class I CVPSMI

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.33%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P MidCap 400® Index (the Index):

↓ The consumer discretionary and consumer staples sectors reported negative returns during the period

↑ Nine of the eleven market sectors within the Index ― led by the communication services and utilities sectors ― reported positive returns during the period

↑ Among those sectors, the communication services, utilities, information technology (IT) and industrials reported double-digit returns during the period

↑ By period-end, the industrials, financials, IT and consumer discretionary sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	S&P 500® Index	S&P MidCap 400® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,427	$9,504	$9,431
2/16	$9,557	$9,491	$9,564
3/16	$10,367	$10,135	$10,378
4/16	$10,491	$10,174	$10,506
5/16	$10,729	$10,357	$10,748
6/16	$10,774	$10,384	$10,793
7/16	$11,231	$10,766	$11,256
8/16	$11,283	$10,782	$11,312
9/16	$11,207	$10,784	$11,240
10/16	$10,903	$10,587	$10,940
11/16	$11,773	$10,979	$11,815
12/16	$12,027	$11,196	$12,074
1/17	$12,225	$11,408	$12,276
2/17	$12,544	$11,861	$12,598
3/17	$12,490	$11,875	$12,550
4/17	$12,591	$11,997	$12,654
5/17	$12,527	$12,166	$12,593
6/17	$12,727	$12,242	$12,797
7/17	$12,836	$12,494	$12,910
8/17	$12,636	$12,532	$12,711
9/17	$13,126	$12,790	$13,209
10/17	$13,421	$13,089	$13,508
11/17	$13,912	$13,490	$14,005
12/17	$13,938	$13,640	$14,035
1/18	$14,336	$14,421	$14,439
2/18	$13,696	$13,890	$13,799
3/18	$13,821	$13,537	$13,927
4/18	$13,780	$13,589	$13,891
5/18	$14,346	$13,916	$14,464
6/18	$14,402	$14,002	$14,525
7/18	$14,653	$14,523	$14,781
8/18	$15,117	$14,996	$15,253
9/18	$14,947	$15,081	$15,086
10/18	$13,517	$14,050	$13,646
11/18	$13,936	$14,337	$14,072
12/18	$12,359	$13,042	$12,480
1/19	$13,649	$14,087	$13,785
2/19	$14,225	$14,540	$14,369
3/19	$14,141	$14,822	$14,288
4/19	$14,705	$15,422	$14,862
5/19	$13,530	$14,442	$13,677
6/19	$14,560	$15,460	$14,723
7/19	$14,728	$15,682	$14,898
8/19	$14,105	$15,434	$14,273
9/19	$14,535	$15,723	$14,710
10/19	$14,695	$16,063	$14,876
11/19	$15,129	$16,646	$15,319
12/19	$15,551	$17,149	$15,749
1/20	$15,139	$17,142	$15,338
2/20	$13,697	$15,731	$13,882
3/20	$10,919	$13,788	$11,072
4/20	$12,464	$15,555	$12,642
5/20	$13,374	$16,296	$13,566
6/20	$13,541	$16,620	$13,737
7/20	$14,163	$17,558	$14,370
8/20	$14,658	$18,820	$14,875
9/20	$14,176	$18,105	$14,392
10/20	$14,480	$17,623	$14,705
11/20	$16,546	$19,552	$16,804
12/20	$17,623	$20,304	$17,900
1/21	$17,883	$20,099	$18,170
2/21	$19,098	$20,653	$19,405
3/21	$19,985	$21,558	$20,312
4/21	$20,879	$22,708	$21,226
5/21	$20,915	$22,867	$21,268
6/21	$20,694	$23,401	$21,050
7/21	$20,760	$23,956	$21,123
8/21	$21,160	$24,685	$21,534
9/21	$20,314	$23,537	$20,679
10/21	$21,505	$25,186	$21,896
11/21	$20,868	$25,011	$21,253
12/21	$21,925	$26,132	$22,332
1/22	$20,336	$24,780	$20,722
2/22	$20,558	$24,038	$20,953
3/22	$20,836	$24,931	$21,243
4/22	$19,348	$22,757	$19,734
5/22	$19,491	$22,798	$19,881
6/22	$17,611	$20,916	$17,969
7/22	$19,520	$22,845	$19,918
8/22	$18,908	$21,913	$19,300
9/22	$17,165	$19,895	$17,526
10/22	$18,963	$21,506	$19,369
11/22	$20,120	$22,708	$20,554
12/22	$19,002	$21,399	$19,416
1/23	$20,753	$22,744	$21,208
2/23	$20,375	$22,189	$20,823
3/23	$19,718	$23,004	$20,155
4/23	$19,559	$23,363	$19,997
5/23	$18,929	$23,464	$19,359
6/23	$20,657	$25,015	$21,132
7/23	$21,506	$25,818	$22,004
8/23	$20,877	$25,407	$21,368
9/23	$19,774	$24,196	$20,245
10/23	$18,713	$23,687	$19,164
11/23	$20,301	$25,850	$20,794
12/23	$22,065	$27,025	$22,607
1/24	$21,679	$27,479	$22,220
2/24	$22,961	$28,946	$23,540
3/24	$24,242	$29,878	$24,857
4/24	$22,777	$28,657	$23,361
5/24	$23,769	$30,078	$24,386
6/24	$23,388	$31,157	$24,001
7/24	$24,740	$31,537	$25,394
8/24	$24,710	$32,302	$25,374
9/24	$24,987	$32,992	$25,668
10/24	$24,804	$32,692	$25,486
11/24	$26,982	$34,611	$27,732
12/24	$25,047	$33,786	$25,756
1/25	$26,005	$34,727	$26,747
2/25	$24,868	$34,274	$25,585
3/25	$23,499	$32,343	$24,185
4/25	$22,959	$32,124	$23,640
5/25	$24,193	$34,146	$24,916
6/25	$25,053	$35,882	$25,808
7/25	$25,453	$36,687	$26,226
8/25	$26,311	$37,431	$27,116
9/25	$26,424	$38,797	$27,240
10/25	$26,294	$39,706	$27,113
11/25	$26,824	$39,803	$27,668
12/25	$26,835	$39,827	$27,688

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.14%	8.77%	10.37%
S&P 500® Index	17.88%	14.42%	14.81%
S&P MidCap 400® Index	7.50%	9.11%	10.71%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$611,700,122
# of Portfolio Holdings	405
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$398,967

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.9%
Exchange-Traded Funds	1.9%
Utilities	3.1%
Energy	3.7%
Short-Term Investments	3.9%
Consumer Staples	4.0%
Materials	5.1%
Real Estate	6.0%
Health Care	8.3%
Consumer Discretionary	10.9%
Information Technology	13.2%
Financials	15.8%
Industrials	22.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.9%
Ciena Corp.	1.0%
Coherent Corp.	0.8%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Total	8.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPSMI-TSR-AR

CVT Volatility Managed Growth Portfolio

Class F CVPVMG

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT Volatility Managed Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.81%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive (the Index); and the Growth Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives detracted from overall portfolio returns during the period

↓ The Fund’s allocations to small-cap stocks, mid-cap stocks, and large-cap value stocks detracted from performance relative to the secondary blended benchmark

↑ In contrast, allocations to large-cap growth stocks and foreign stocks contributed to returns relative to the secondary blended benchmark during the period

↑ In cumulative terms, the Fund’s exposure to derivatives decreased realized volatility during the period and brought its realized volatility to target

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Russell 3000® Index	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	Growth Portfolio Blended Benchmark
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,716	$9,436	$9,520	$9,567
2/16	$9,697	$9,433	$9,502	$9,548
3/16	$10,101	$10,097	$9,960	$10,091
4/16	$10,139	$10,159	$10,086	$10,174
5/16	$10,228	$10,341	$10,100	$10,275
6/16	$10,114	$10,362	$9,915	$10,292
7/16	$10,348	$10,774	$10,163	$10,640
8/16	$10,348	$10,801	$10,189	$10,641
9/16	$10,329	$10,818	$10,243	$10,663
10/16	$10,126	$10,584	$10,095	$10,458
11/16	$10,354	$11,058	$10,109	$10,641
12/16	$10,556	$11,274	$10,289	$10,841
1/17	$10,727	$11,486	$10,522	$11,014
2/17	$10,999	$11,913	$10,776	$11,308
3/17	$11,043	$11,921	$10,888	$11,353
4/17	$11,163	$12,047	$11,044	$11,487
5/17	$11,277	$12,171	$11,268	$11,638
6/17	$11,372	$12,280	$11,311	$11,702
7/17	$11,561	$12,512	$11,575	$11,899
8/17	$11,561	$12,536	$11,634	$11,934
9/17	$11,795	$12,842	$11,804	$12,136
10/17	$11,979	$13,122	$12,010	$12,321
11/17	$12,234	$13,521	$12,195	$12,569
12/17	$12,343	$13,656	$12,367	$12,682
1/18	$12,790	$14,375	$12,900	$13,131
2/18	$12,151	$13,846	$12,414	$12,695
3/18	$12,004	$13,568	$12,221	$12,544
4/18	$11,966	$13,619	$12,306	$12,604
5/18	$12,145	$14,004	$12,333	$12,800
6/18	$12,164	$14,095	$12,280	$12,842
7/18	$12,464	$14,563	$12,581	$13,144
8/18	$12,707	$15,074	$12,666	$13,401
9/18	$12,684	$15,099	$12,712	$13,404
10/18	$11,870	$13,988	$11,935	$12,628
11/18	$11,967	$14,268	$12,083	$12,810
12/18	$11,417	$12,940	$11,495	$12,021
1/19	$11,850	$14,051	$12,077	$12,825
2/19	$12,141	$14,545	$12,323	$13,141
3/19	$12,290	$14,757	$12,500	$13,335
4/19	$12,671	$15,346	$12,836	$13,704
5/19	$12,057	$14,353	$12,278	$13,132
6/19	$12,697	$15,361	$12,939	$13,829
7/19	$12,768	$15,590	$12,975	$13,935
8/19	$12,522	$15,272	$12,791	$13,801
9/19	$12,736	$15,540	$13,006	$14,002
10/19	$12,950	$15,875	$13,305	$14,272
11/19	$13,271	$16,478	$13,563	$14,602
12/19	$13,612	$16,954	$13,944	$14,925
1/20	$13,500	$16,935	$13,869	$14,925
2/20	$12,694	$15,549	$13,078	$14,008
3/20	$11,993	$13,410	$12,524	$12,473
4/20	$12,308	$15,187	$12,829	$13,643
5/20	$12,511	$15,999	$13,019	$14,182
6/20	$12,544	$16,364	$13,167	$14,476
7/20	$12,839	$17,294	$13,474	$15,067
8/20	$13,324	$18,546	$13,928	$15,803
9/20	$12,963	$17,871	$13,634	$15,385
10/20	$12,712	$17,485	$13,365	$15,061
11/20	$13,492	$19,613	$14,418	$16,579
12/20	$13,905	$20,495	$14,940	$17,154
1/21	$13,825	$20,404	$14,875	$17,058
2/21	$14,065	$21,042	$15,112	$17,403
3/21	$14,425	$21,796	$15,400	$17,826
4/21	$14,905	$22,919	$15,959	$18,528
5/21	$15,012	$23,024	$16,173	$18,690
6/21	$15,205	$23,592	$16,364	$18,967
7/21	$15,438	$23,991	$16,492	$19,247
8/21	$15,765	$24,675	$16,823	$19,630
9/21	$15,105	$23,568	$16,258	$18,949
10/21	$15,869	$25,161	$16,908	$19,820
11/21	$15,586	$24,778	$16,587	$19,499
12/21	$16,111	$25,754	$17,104	$20,168
1/22	$15,364	$24,239	$16,371	$19,181
2/22	$15,041	$23,628	$16,031	$18,778
3/22	$15,169	$24,395	$16,000	$19,108
4/22	$14,334	$22,206	$15,094	$17,756
5/22	$14,361	$22,176	$15,088	$17,752
6/22	$13,768	$20,321	$14,405	$16,525
7/22	$14,347	$22,227	$14,938	$17,685
8/22	$13,970	$21,397	$14,560	$17,037
9/22	$13,176	$19,413	$13,783	$15,648
10/22	$13,572	$21,005	$14,124	$16,512
11/22	$14,067	$22,102	$14,742	$17,461
12/22	$13,705	$20,808	$14,467	$16,822
1/23	$14,269	$22,241	$15,136	$17,875
2/23	$13,949	$21,721	$14,773	$17,449
3/23	$14,283	$22,302	$15,215	$17,858
4/23	$14,443	$22,539	$15,424	$18,073
5/23	$14,332	$22,627	$15,288	$17,928
6/23	$15,022	$24,172	$15,981	$18,797
7/23	$15,453	$25,039	$16,452	$19,300
8/23	$15,077	$24,555	$16,073	$18,921
9/23	$14,374	$23,386	$15,493	$18,157
10/23	$13,986	$22,766	$15,086	$17,689
11/23	$15,072	$24,888	$16,319	$19,139
12/23	$15,850	$26,209	$17,055	$20,091
1/24	$15,842	$26,499	$17,145	$20,193
2/24	$16,389	$27,933	$17,700	$20,854
3/24	$16,882	$28,835	$18,156	$21,405
4/24	$16,166	$27,566	$17,633	$20,609
5/24	$16,836	$28,868	$18,261	$21,412
6/24	$17,067	$29,762	$18,636	$21,798
7/24	$17,583	$30,315	$18,959	$22,293
8/24	$17,760	$30,975	$19,216	$22,802
9/24	$18,053	$31,616	$19,631	$23,196
10/24	$17,659	$31,384	$19,189	$22,761
11/24	$18,493	$33,471	$19,779	$23,698
12/24	$17,778	$32,448	$19,383	$23,048
1/25	$18,220	$33,473	$19,906	$23,699
2/25	$18,152	$32,831	$19,905	$23,645
3/25	$17,489	$30,916	$19,311	$22,811
4/25	$16,852	$30,709	$18,667	$22,891
5/25	$17,243	$32,655	$19,204	$23,884
6/25	$17,744	$34,314	$19,883	$24,738
7/25	$17,897	$35,070	$20,096	$24,979
8/25	$18,331	$35,881	$20,564	$25,576
9/25	$18,816	$37,120	$21,206	$26,222
10/25	$19,064	$37,915	$21,625	$26,607
11/25	$19,162	$38,019	$21,638	$26,732
12/25	$19,212	$38,012	$21,820	$26,828

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class F	8.06%	6.67%	6.74%
Russell 3000® Index	17.15%	13.14%	14.27%
S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	12.57%	7.87%	8.11%
Growth Portfolio Blended Benchmark	16.40%	9.35%	10.36%
Footnote	Description
Footnote[1]	The launch date of the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive was September 6, 2016; information presented prior to the index launch date is back-tested and not actual performance. Please see the Fund's prospectus for further information.
Footnote[2]	Growth Portfolio Blended Benchmark is an internally constructed benchmark comprising a blend of 58% Russell 3000® Index, 18% Bloomberg U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$81,766,476
# of Portfolio Holdings	12
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$189,064

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Equity Exchange-Traded Funds
77.1%
Fixed-Income Exchange-Traded Funds
17.2%
Short-Term Investments
5.7%

Value	Value
Short-Term Investments	5.7%
Fixed-Income Exchange-Traded Funds	17.2%
Equity Exchange-Traded Funds	77.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	20.1%
iShares Core U.S. Aggregate Bond ETF	16.0%
iShares S&P 500 Growth ETF	15.8%
Vanguard FTSE Developed Markets ETF	14.3%
iShares S&P 500 Value ETF	12.9%
iShares Russell 2000 ETF	4.8%
Vanguard Real Estate ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	1.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.2%
Total	94.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPVMG-TSR-AR

CVT Volatility Managed Moderate Growth Portfolio

Class F CVPVMP

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT Volatility Managed Moderate Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Moderate Conservative (the Index); and the Moderate Growth Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives detracted from overall portfolio returns during the period

↓ The Fund’s allocations to small-cap stocks, mid-cap stocks, and large-cap value stocks detracted from performance relative to the secondary blended benchmark

↑ In contrast, allocations to large-cap growth stocks and foreign stocks contributed to returns relative to the secondary blended benchmark during the period

↑ In cumulative terms, the Fund’s exposure to derivatives decreased realized volatility and brought its realized volatility much closer to target

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Russell 3000® Index	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	Moderate Growth Portfolio Blended Benchmark
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,732	$9,436	$9,650	$9,675
2/16	$9,725	$9,433	$9,651	$9,672
3/16	$10,134	$10,097	$10,051	$10,132
4/16	$10,198	$10,159	$10,163	$10,208
5/16	$10,281	$10,341	$10,174	$10,290
6/16	$10,288	$10,362	$10,100	$10,336
7/16	$10,543	$10,774	$10,324	$10,630
8/16	$10,543	$10,801	$10,346	$10,629
9/16	$10,556	$10,818	$10,387	$10,647
10/16	$10,351	$10,584	$10,255	$10,467
11/16	$10,511	$11,058	$10,210	$10,571
12/16	$10,678	$11,274	$10,350	$10,733
1/17	$10,831	$11,486	$10,532	$10,876
2/17	$11,075	$11,913	$10,738	$11,124
3/17	$11,106	$11,921	$10,820	$11,159
4/17	$11,222	$12,047	$10,956	$11,282
5/17	$11,330	$12,171	$11,141	$11,418
6/17	$11,414	$12,280	$11,172	$11,467
7/17	$11,580	$12,512	$11,378	$11,632
8/17	$11,593	$12,536	$11,444	$11,679
9/17	$11,778	$12,842	$11,559	$11,829
10/17	$11,927	$13,122	$11,711	$11,977
11/17	$12,135	$13,521	$11,844	$12,168
12/17	$12,232	$13,656	$11,981	$12,268
1/18	$12,575	$14,375	$12,337	$12,595
2/18	$12,044	$13,846	$11,970	$12,237
3/18	$11,947	$13,568	$11,846	$12,132
4/18	$11,889	$13,619	$11,890	$12,162
5/18	$12,076	$14,004	$11,926	$12,330
6/18	$12,089	$14,095	$11,887	$12,359
7/18	$12,329	$14,563	$12,108	$12,595
8/18	$12,536	$15,074	$12,184	$12,809
9/18	$12,503	$15,099	$12,204	$12,797
10/18	$11,799	$13,988	$11,622	$12,179
11/18	$11,892	$14,268	$11,751	$12,334
12/18	$11,414	$12,940	$11,344	$11,762
1/19	$11,845	$14,051	$11,831	$12,420
2/19	$12,091	$14,545	$12,014	$12,667
3/19	$12,257	$14,757	$12,193	$12,862
4/19	$12,576	$15,346	$12,438	$13,151
5/19	$12,078	$14,353	$12,076	$12,750
6/19	$12,669	$15,361	$12,594	$13,328
7/19	$12,729	$15,590	$12,629	$13,415
8/19	$12,609	$15,272	$12,571	$13,374
9/19	$12,789	$15,540	$12,716	$13,518
10/19	$13,000	$15,875	$12,944	$13,736
11/19	$13,259	$16,478	$13,131	$13,994
12/19	$13,532	$16,954	$13,403	$14,242
1/20	$13,491	$16,935	$13,407	$14,293
2/20	$12,795	$15,549	$12,846	$13,630
3/20	$12,084	$13,410	$12,370	$12,411
4/20	$12,426	$15,187	$12,656	$13,393
5/20	$12,651	$15,999	$12,824	$13,833
6/20	$12,713	$16,364	$12,964	$14,081
7/20	$13,020	$17,294	$13,251	$14,584
8/20	$13,457	$18,546	$13,576	$15,140
9/20	$13,150	$17,871	$13,354	$14,815
10/20	$12,896	$17,485	$13,134	$14,551
11/20	$13,683	$19,613	$13,968	$15,763
12/20	$14,049	$20,495	$14,356	$16,210
1/21	$13,979	$20,404	$14,289	$16,115
2/21	$14,175	$21,042	$14,411	$16,335
3/21	$14,449	$21,796	$14,575	$16,617
4/21	$14,864	$22,919	$14,998	$17,169
5/21	$14,984	$23,024	$15,157	$17,300
6/21	$15,173	$23,592	$15,323	$17,530
7/21	$15,391	$23,991	$15,454	$17,774
8/21	$15,665	$24,675	$15,681	$18,053
9/21	$15,075	$23,568	$15,255	$17,519
10/21	$15,717	$25,161	$15,709	$18,168
11/21	$15,483	$24,778	$15,497	$17,940
12/21	$15,965	$25,754	$15,847	$18,426
1/22	$15,319	$24,239	$15,262	$17,626
2/22	$15,000	$23,628	$14,978	$17,291
3/22	$15,028	$24,395	$14,852	$17,446
4/22	$14,240	$22,206	$14,109	$16,325
5/22	$14,262	$22,176	$14,147	$16,343
6/22	$13,751	$20,321	$13,609	$15,384
7/22	$14,276	$22,227	$14,053	$16,325
8/22	$13,886	$21,397	$13,718	$15,758
9/22	$13,147	$19,413	$13,069	$14,595
10/22	$13,433	$21,005	$13,242	$15,213
11/22	$13,909	$22,102	$13,750	$16,023
12/22	$13,634	$20,808	$13,570	$15,537
1/23	$14,191	$22,241	$14,103	$16,410
2/23	$13,864	$21,721	$13,793	$16,018
3/23	$14,214	$22,302	$14,193	$16,399
4/23	$14,355	$22,539	$14,362	$16,577
5/23	$14,251	$22,627	$14,235	$16,438
6/23	$14,801	$24,172	$14,708	$17,072
7/23	$15,143	$25,039	$15,032	$17,440
8/23	$14,838	$24,555	$14,754	$17,144
9/23	$14,214	$23,386	$14,275	$16,506
10/23	$13,848	$22,766	$13,941	$16,115
11/23	$14,813	$24,888	$14,899	$17,316
12/23	$15,513	$26,209	$15,532	$18,134
1/24	$15,489	$26,499	$15,588	$18,202
2/24	$15,891	$27,933	$15,917	$18,637
3/24	$16,302	$28,835	$16,258	$19,068
4/24	$15,666	$27,566	$15,820	$18,409
5/24	$16,246	$28,868	$16,303	$19,046
6/24	$16,455	$29,762	$16,594	$19,357
7/24	$16,929	$30,315	$16,896	$19,794
8/24	$17,139	$30,975	$17,143	$20,211
9/24	$17,412	$31,616	$17,475	$20,543
10/24	$17,022	$31,384	$17,087	$20,139
11/24	$17,701	$33,471	$17,521	$20,849
12/24	$17,091	$32,448	$17,197	$20,327
1/25	$17,452	$33,473	$17,568	$20,813
2/25	$17,469	$32,831	$17,656	$20,857
3/25	$16,962	$30,916	$17,266	$20,264
4/25	$16,506	$30,709	$16,851	$20,338
5/25	$16,807	$32,655	$17,196	$21,027
6/25	$17,246	$34,314	$17,719	$21,696
7/25	$17,349	$35,070	$17,855	$21,858
8/25	$17,744	$35,881	$18,218	$22,329
9/25	$18,166	$37,120	$18,691	$22,831
10/25	$18,402	$37,915	$18,997	$23,131
11/25	$18,507	$38,019	$19,034	$23,245
12/25	$18,545	$38,012	$19,148	$23,308

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class F	8.51%	5.71%	6.37%
Russell 3000® Index	17.15%	13.14%	14.27%
S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	11.34%	5.93%	6.71%
Moderate Growth Portfolio Blended Benchmark	14.67%	7.53%	8.82%
Footnote	Description
Footnote[1]	Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark comprising a blend of 47% Russell 3000® Index, 33% Bloomberg U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$55,393,107
# of Portfolio Holdings	13
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$95,455

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Equity Exchange-Traded Funds
59.7%
Fixed-Income Exchange-Traded Funds
30.3%
Short-Term Investments
10.0%

Value	Value
Short-Term Investments	10.0%
Fixed-Income Exchange-Traded Funds	30.3%
Equity Exchange-Traded Funds	59.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	18.7%
Vanguard Total Bond Market ETF	14.7%
iShares Core U.S. Aggregate Bond ETF	14.7%
Vanguard FTSE Developed Markets ETF	11.0%
iShares S&P 500 Growth ETF	10.3%
iShares S&P 500 Value ETF	8.7%
iShares Russell 2000 ETF	3.8%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Real Estate ETF	2.6%
Vanguard FTSE Emerging Markets ETF	1.6%
Total	89.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPVMP-TSR-AR

CVT Volatility Managed Moderate Portfolio

Class F CVPVMM

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the CVT Volatility Managed Moderate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.81%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Conservative (the Index); and the Moderate Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives detracted from overall portfolio returns during the period

↓ The Fund’s allocations to small-cap stocks, mid-cap stocks, and large-cap value stocks detracted from returns relative to the secondary blended benchmark

↑ In contrast, allocations to large-cap growth stocks and foreign stocks contributed to returns relative to the secondary blended benchmark during the period

↑ In cumulative terms, the Fund’s exposure to derivatives decreased realized volatility during the period and brought its realized volatility to target

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Bloomberg U.S. Universal Index	S&P Global LargeMidCap Managed Risk Index - Conservative	Moderate Portfolio Blended Benchmark
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,781	$10,110	$9,727	$9,783
2/16	$9,794	$10,182	$9,738	$9,797
3/16	$10,174	$10,307	$10,109	$10,172
4/16	$10,239	$10,377	$10,207	$10,239
5/16	$10,310	$10,385	$10,216	$10,302
6/16	$10,394	$10,568	$10,199	$10,377
7/16	$10,619	$10,655	$10,410	$10,618
8/16	$10,619	$10,667	$10,427	$10,615
9/16	$10,632	$10,669	$10,460	$10,628
10/16	$10,445	$10,598	$10,337	$10,474
11/16	$10,516	$10,360	$10,262	$10,498
12/16	$10,661	$10,391	$10,382	$10,623
1/17	$10,784	$10,428	$10,537	$10,737
2/17	$10,990	$10,508	$10,719	$10,939
3/17	$11,009	$10,505	$10,787	$10,965
4/17	$11,126	$10,592	$10,912	$11,077
5/17	$11,222	$10,674	$11,078	$11,199
6/17	$11,287	$10,664	$11,103	$11,232
7/17	$11,429	$10,718	$11,281	$11,367
8/17	$11,461	$10,810	$11,350	$11,425
9/17	$11,590	$10,772	$11,438	$11,526
10/17	$11,714	$10,785	$11,565	$11,638
11/17	$11,872	$10,769	$11,672	$11,776
12/17	$11,957	$10,816	$11,793	$11,863
1/18	$12,194	$10,712	$12,064	$12,076
2/18	$11,760	$10,610	$11,752	$11,789
3/18	$11,688	$10,664	$11,661	$11,727
4/18	$11,589	$10,593	$11,685	$11,730
5/18	$11,799	$10,651	$11,725	$11,872
6/18	$11,806	$10,635	$11,693	$11,889
7/18	$11,997	$10,657	$11,875	$12,064
8/18	$12,168	$10,710	$11,947	$12,237
9/18	$12,127	$10,664	$11,953	$12,212
10/18	$11,552	$10,575	$11,466	$11,739
11/18	$11,641	$10,622	$11,589	$11,868
12/18	$11,272	$10,789	$11,270	$11,499
1/19	$11,669	$10,937	$11,711	$12,016
2/19	$11,867	$10,949	$11,862	$12,197
3/19	$12,044	$11,147	$12,043	$12,393
4/19	$12,284	$11,163	$12,243	$12,608
5/19	$11,949	$11,334	$11,976	$12,363
6/19	$12,441	$11,494	$12,425	$12,828
7/19	$12,489	$11,528	$12,459	$12,899
8/19	$12,489	$11,789	$12,459	$12,942
9/19	$12,612	$11,738	$12,569	$13,033
10/19	$12,785	$11,776	$12,762	$13,204
11/19	$12,980	$11,773	$12,915	$13,393
12/19	$13,190	$11,791	$13,135	$13,573
1/20	$13,211	$12,003	$13,176	$13,669
2/20	$12,701	$12,182	$12,732	$13,242
3/20	$12,064	$11,944	$12,292	$12,324
4/20	$12,414	$12,184	$12,563	$13,118
5/20	$12,638	$12,297	$12,717	$13,461
6/20	$12,722	$12,400	$12,850	$13,664
7/20	$13,022	$12,618	$13,125	$14,084
8/20	$13,365	$12,545	$13,383	$14,469
9/20	$13,120	$12,522	$13,200	$14,230
10/20	$12,877	$12,478	$13,005	$14,023
11/20	$13,589	$12,640	$13,724	$14,946
12/20	$13,887	$12,684	$14,045	$15,275
1/21	$13,785	$12,604	$13,976	$15,181
2/21	$13,887	$12,442	$14,044	$15,289
3/21	$14,062	$12,297	$14,149	$15,446
4/21	$14,418	$12,400	$14,508	$15,863
5/21	$14,505	$12,448	$14,643	$15,968
6/21	$14,672	$12,538	$14,796	$16,154
7/21	$14,876	$12,664	$14,927	$16,365
8/21	$15,080	$12,656	$15,107	$16,554
9/21	$14,600	$12,548	$14,745	$16,150
10/21	$15,101	$12,538	$15,109	$16,603
11/21	$14,932	$12,553	$14,946	$16,455
12/21	$15,285	$12,544	$15,219	$16,783
1/22	$14,719	$12,269	$14,703	$16,146
2/22	$14,432	$12,102	$14,449	$15,872
3/22	$14,359	$11,777	$14,278	$15,878
4/22	$13,661	$11,338	$13,622	$14,961
5/22	$13,720	$11,400	$13,680	$14,997
6/22	$13,271	$11,173	$13,213	$14,272
7/22	$13,727	$11,453	$13,609	$15,017
8/22	$13,382	$11,156	$13,299	$14,523
9/22	$12,764	$10,675	$12,715	$13,566
10/22	$12,887	$10,558	$12,805	$13,965
11/22	$13,311	$10,952	$13,258	$14,650
12/22	$13,118	$10,914	$13,127	$14,297
1/23	$13,580	$11,253	$13,589	$15,009
2/23	$13,288	$10,977	$13,307	$14,649
3/23	$13,673	$11,234	$13,679	$15,002
4/23	$13,788	$11,303	$13,830	$15,148
5/23	$13,657	$11,185	$13,707	$15,016
6/23	$14,066	$11,168	$14,080	$15,445
7/23	$14,312	$11,179	$14,339	$15,698
8/23	$14,073	$11,112	$14,105	$15,473
9/23	$13,550	$10,847	$13,672	$14,946
10/23	$13,275	$10,684	$13,384	$14,623
11/23	$14,086	$11,165	$14,184	$15,605
12/23	$14,682	$11,588	$14,767	$16,302
1/24	$14,666	$11,560	$14,807	$16,342
2/24	$14,865	$11,422	$15,037	$16,588
3/24	$15,163	$11,534	$15,326	$16,917
4/24	$14,649	$11,264	$14,929	$16,377
5/24	$15,113	$11,451	$15,347	$16,872
6/24	$15,279	$11,556	$15,600	$17,119
7/24	$15,701	$11,818	$15,890	$17,503
8/24	$15,883	$11,992	$16,116	$17,841
9/24	$16,140	$12,157	$16,410	$18,119
10/24	$15,768	$11,881	$16,048	$17,746
11/24	$16,289	$12,006	$16,413	$18,267
12/24	$15,813	$11,824	$16,122	$17,854
1/25	$16,074	$11,896	$16,426	$18,202
2/25	$16,155	$12,142	$16,550	$18,321
3/25	$15,786	$12,139	$16,247	$17,926
4/25	$15,400	$12,182	$15,922	$17,994
5/25	$15,571	$12,120	$16,174	$18,432
6/25	$15,921	$12,309	$16,618	$18,947
7/25	$15,984	$12,291	$16,719	$19,045
8/25	$16,280	$12,439	$17,034	$19,409
9/25	$16,631	$12,571	$17,431	$19,793
10/25	$16,828	$12,654	$17,687	$20,022
11/25	$16,907	$12,730	$17,733	$20,125
12/25	$16,917	$12,721	$17,817	$20,163

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class F	6.98%	4.02%	5.39%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
S&P Global LargeMidCap Managed Risk Index - Conservative	10.52%	4.87%	5.94%
Moderate Portfolio Blended Benchmark	12.93%	5.71%	7.26%
Footnote	Description
Footnote[1]	Moderate Portfolio Blended Benchmark is an internally constructed benchmark comprising a blend of 48% Bloomberg U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$58,390,363
# of Portfolio Holdings	12
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$122,048

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Equity Exchange-Traded Funds
48.4%
Fixed-Income Exchange-Traded Funds
47.7%
Short-Term Investments
3.9%

Value	Value
Short-Term Investments	3.9%
Fixed-Income Exchange-Traded Funds	47.7%
Equity Exchange-Traded Funds	48.4%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core U.S. Aggregate Bond ETF	23.3%
Vanguard Total Bond Market ETF	23.2%
Vanguard S&P 500 ETF	18.3%
Vanguard FTSE Developed Markets ETF	8.5%
iShares S&P 500 Growth ETF	7.0%
iShares S&P 500 Value ETF	5.1%
iShares Russell 2000 ETF	3.0%
iShares Core S&P Mid-Cap ETF	2.7%
Vanguard Real Estate ETF	2.1%
Vanguard FTSE Emerging Markets ETF	1.8%
Total	95.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPVMM-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Edward Ramos, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2024 and December 31, 2025 for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	12/31/24	%*	12/31/25	%*
Audit Fees	$229,200	0%	$233,700	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$229,200	0%	$233,700	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 12/31/24		Fiscal Year ended 12/31/25
$	%*	$	%*
$18,490	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

CVT
S&P MidCap 400® Index Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
CVT
S&P MidCap 400® Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Schedule of Investments

Common Stocks — 96.0%

Security	Shares	Value
Aerospace & Defense — 3.4%
AeroVironment, Inc.(1)	5,831	$ 1,410,461
ATI, Inc.(1)	24,900	2,857,524
BWX Technologies, Inc.	16,756	2,896,107
Carpenter Technology Corp.	9,130	2,874,489
Curtiss-Wright Corp.	6,758	3,725,483
Hexcel Corp.	14,589	1,078,127
Kratos Defense & Security Solutions, Inc.(1)	30,943	2,348,883
Woodward, Inc.	10,990	3,322,497
		$20,513,571
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	20,982	$1,104,493
		$1,104,493
Automobile Components — 1.0%
Autoliv, Inc.	12,808	$1,520,310
BorgWarner, Inc.	39,206	1,766,622
Gentex Corp.	40,125	933,709
Goodyear Tire & Rubber Co.(1)	52,444	459,409
Lear Corp.	9,506	1,089,388
Visteon Corp.	5,001	475,595
		$6,245,033
Automobiles — 0.2%
Harley-Davidson, Inc.	21,652	$443,649
Thor Industries, Inc.	9,646	990,355
		$1,434,004
Banks — 6.3%
Associated Banc-Corp.	29,963	$771,847
Bank OZK	19,405	893,018
Cadence Bank	34,138	1,462,472
Columbia Banking System, Inc.	54,819	1,532,191
Comerica, Inc.	23,411	2,035,118
Commerce Bancshares, Inc.	23,697	1,240,301
Cullen/Frost Bankers, Inc.	11,718	1,483,850
East West Bancorp, Inc.	25,215	2,833,914
F.N.B. Corp.	65,635	1,122,359
First Financial Bankshares, Inc.	23,883	713,385
First Horizon Corp.	90,240	2,156,736
Flagstar Bank NA	54,860	690,687
Glacier Bancorp, Inc.	23,576	1,038,523
Hancock Whitney Corp.	15,324	975,832
Home BancShares, Inc.	33,498	930,574
International Bancshares Corp.	9,912	658,553
Old National Bancorp	63,738	1,421,995
Pinnacle Financial Partners, Inc.	14,097	1,344,995
Prosperity Bancshares, Inc.	17,409	1,203,136
Security	Shares	Value
Banks (continued)
SouthState Bank Corp.	18,421	$ 1,733,600
Synovus Financial Corp.	25,441	1,273,322
Texas Capital Bancshares, Inc.(1)	8,365	757,367
UMB Financial Corp.	13,085	1,505,298
United Bankshares, Inc.	25,674	985,882
Valley National Bancorp	87,889	1,026,544
Webster Financial Corp.	29,559	1,860,444
Western Alliance Bancorp	18,917	1,590,352
Wintrust Financial Corp.	12,274	1,716,151
Zions Bancorp NA	27,058	1,583,975
		$38,542,421
Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	1,410	$275,133
Celsius Holdings, Inc.(1)	29,291	1,339,771
Coca-Cola Consolidated, Inc.	10,367	1,589,261
		$3,204,165
Biotechnology — 2.5%
BioMarin Pharmaceutical, Inc.(1)	35,208	$2,092,411
Cytokinetics, Inc.(1)	22,430	1,425,202
Exelixis, Inc.(1)	49,136	2,153,631
Halozyme Therapeutics, Inc.(1)	21,552	1,450,450
Neurocrine Biosciences, Inc.(1)	18,273	2,591,660
Roivant Sciences Ltd.(1)	80,645	1,749,996
United Therapeutics Corp.(1)	7,891	3,844,890
		$15,308,240
Broadline Retail — 0.4%
Macy's, Inc.	49,209	$1,085,058
Ollie's Bargain Outlet Holdings, Inc.(1)	11,236	1,231,578
		$2,316,636
Building Products — 1.8%
AAON, Inc.(2)	12,402	$945,653
Advanced Drainage Systems, Inc.	13,112	1,899,011
Carlisle Cos., Inc.	7,640	2,443,730
Fortune Brands Innovations, Inc.	22,017	1,101,290
Owens Corning	15,063	1,685,700
Simpson Manufacturing Co., Inc.	7,598	1,226,849
Trex Co., Inc.(1)	19,656	689,533
UFP Industries, Inc.	10,677	972,141
		$10,963,907
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	5,155	$1,486,084
Carlyle Group, Inc.	47,557	2,811,094
Evercore, Inc., Class A	7,088	2,411,692
Federated Hermes, Inc.	13,544	705,236
Hamilton Lane, Inc., Class A	7,494	1,006,519

1
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Capital Markets (continued)
Houlihan Lokey, Inc.	9,991	$ 1,740,332
Janus Henderson Group PLC	22,648	1,077,365
Jefferies Financial Group, Inc.	30,244	1,874,221
Morningstar, Inc.	4,372	950,079
SEI Investments Co.	17,054	1,398,769
Stifel Financial Corp.	18,662	2,336,856
		$ 17,798,247
Chemicals — 1.3%
Ashland, Inc.	8,376	$491,420
Avient Corp.	16,781	524,238
Axalta Coating Systems Ltd.(1)	39,098	1,263,256
Cabot Corp.	9,751	646,296
NewMarket Corp.	1,429	982,095
Olin Corp.	20,915	435,660
RPM International, Inc.	23,498	2,443,792
Scotts Miracle-Gro Co.	8,148	475,436
Westlake Corp.	6,112	451,921
		$7,714,114
Commercial Services & Supplies — 1.5%
Brink's Co.	7,614	$888,782
Clean Harbors, Inc.(1)	9,205	2,158,389
MSA Safety, Inc.	6,745	1,080,144
RB Global, Inc.	34,031	3,500,769
Tetra Tech, Inc.	47,910	1,606,901
		$9,234,985
Communications Equipment — 1.8%
Ciena Corp.(1)	25,851	$6,045,773
Lumentum Holdings, Inc.(1)(2)	12,994	4,789,459
		$10,835,232
Construction & Engineering — 2.2%
AECOM	24,273	$2,313,945
API Group Corp.(1)	67,838	2,595,482
Dycom Industries, Inc.(1)	5,306	1,792,898
Fluor Corp.(1)	29,540	1,170,670
MasTec, Inc.(1)	11,241	2,443,456
Sterling Infrastructure, Inc.(1)	5,630	1,724,075
Valmont Industries, Inc.	3,610	1,452,375
		$13,492,901
Construction Materials — 0.3%
Eagle Materials, Inc.	5,876	$1,214,451
Knife River Corp.(1)	10,385	730,585
		$1,945,036
Consumer Finance — 0.7%
Ally Financial, Inc.	51,375	$2,326,774
Security	Shares	Value
Consumer Finance (continued)
FirstCash Holdings, Inc.	7,118	$ 1,134,467
SLM Corp.	37,211	1,006,929
		$ 4,468,170
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc., Class A	72,483	$ 1,244,533
BJ's Wholesale Club Holdings, Inc.(1)	24,146	2,173,864
Casey's General Stores, Inc.	6,814	3,766,166
Maplebear, Inc.(1)	33,680	1,514,926
Performance Food Group Co.(1)	28,739	2,584,211
Sprouts Farmers Market, Inc.(1)	17,845	1,421,711
U.S. Foods Holding Corp.(1)	40,858	3,077,425
		$15,782,836
Containers & Packaging — 1.0%
AptarGroup, Inc.	12,026	$1,466,691
Crown Holdings, Inc.	20,896	2,151,661
Graphic Packaging Holding Co.	54,087	814,550
Greif, Inc., Class A	4,798	324,825
Silgan Holdings, Inc.(2)	16,073	648,867
Sonoco Products Co.	18,076	788,837
		$6,195,431
Diversified Consumer Services — 1.0%
Duolingo, Inc.(1)	7,333	$1,286,941
Graham Holdings Co., Class B	623	684,428
Grand Canyon Education, Inc.(1)	5,064	842,194
H&R Block, Inc.	23,170	1,009,749
Service Corp. International	25,691	2,003,127
		$5,826,439
Diversified REITs — 0.4%
W.P. Carey, Inc.	40,162	$2,584,826
		$2,584,826
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(1)	45,879	$1,746,614
		$1,746,614
Electric Utilities — 0.8%
IDACORP, Inc.	9,905	$1,253,577
OGE Energy Corp.	36,921	1,576,527
Portland General Electric Co.	20,538	985,618
TXNM Energy, Inc.	17,966	1,057,838
		$4,873,560
Electrical Equipment — 1.8%
Acuity, Inc.	5,574	$2,006,863
EnerSys	6,764	992,617
Nextpower, Inc., Class A(1)	27,195	2,368,957

2
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Electrical Equipment (continued)
nVent Electric PLC	29,572	$ 3,015,457
Regal Rexnord Corp.	12,167	1,707,273
Sensata Technologies Holding PLC	26,698	888,776
		$ 10,979,943
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc.(1)	9,440	$ 1,040,099
Avnet, Inc.	14,905	716,632
Belden, Inc.	7,202	839,393
Cognex Corp.	30,715	1,105,126
Coherent Corp.(1)	28,801	5,315,801
Crane NXT Co.(2)	9,051	426,031
Fabrinet(1)	6,566	2,989,369
Flex Ltd.(1)	67,771	4,094,724
IPG Photonics Corp.(1)	4,634	331,794
Littelfuse, Inc.	4,564	1,154,327
Novanta, Inc.(1)	6,556	780,098
TD SYNNEX Corp.	13,880	2,085,192
Vontier Corp.	26,592	988,691
		$21,867,277
Energy Equipment & Services — 1.0%
NOV, Inc.	66,848	$1,044,834
TechnipFMC PLC	74,136	3,303,500
Valaris Ltd.(1)	11,859	597,694
Weatherford International PLC	13,146	1,028,806
		$5,974,834
Entertainment — 0.1%
Warner Music Group Corp., Class A	26,736	$819,993
		$819,993
Financial Services — 1.6%
Corebridge Financial, Inc.	48,995	$1,478,179
Equitable Holdings, Inc.	52,512	2,502,197
Essent Group Ltd.	17,716	1,151,717
Euronet Worldwide, Inc.(1)	7,166	545,404
MGIC Investment Corp.	41,005	1,198,166
Shift4 Payments, Inc., Class A(1)(2)	12,383	779,758
Voya Financial, Inc.	17,440	1,299,106
WEX, Inc.(1)	6,284	936,190
		$9,890,717
Food Products — 0.7%
Darling Ingredients, Inc.(1)	28,990	$1,043,640
Flowers Foods, Inc.	38,708	421,143
Ingredion, Inc.	11,643	1,283,757
Marzetti Co.	3,728	612,958
Pilgrim's Pride Corp.	7,931	309,230
Security	Shares	Value
Food Products (continued)
Post Holdings, Inc.(1)	8,761	$ 867,777
		$ 4,538,505
Gas Utilities — 1.0%
National Fuel Gas Co.	16,561	$ 1,325,874
New Jersey Resources Corp.	18,409	849,023
ONE Gas, Inc.	10,996	849,441
Southwest Gas Holdings, Inc.	11,774	942,155
Spire, Inc.	10,817	894,566
UGI Corp.	39,389	1,474,330
		$6,335,389
Ground Transportation — 1.4%
Avis Budget Group, Inc.(1)(2)	3,097	$397,407
Knight-Swift Transportation Holdings, Inc.	29,752	1,555,434
Landstar System, Inc.	6,294	904,448
Ryder System, Inc.	7,400	1,416,286
Saia, Inc.(1)	4,883	1,594,397
XPO, Inc.(1)	21,513	2,923,832
		$8,791,804
Health Care Equipment & Supplies — 1.4%
DENTSPLY SIRONA, Inc.	36,574	$418,041
Envista Holdings Corp.(1)	30,134	654,209
Globus Medical, Inc., Class A(1)	20,418	1,782,696
Haemonetics Corp.(1)	8,579	687,607
Lantheus Holdings, Inc.(1)	12,153	808,782
LivaNova PLC(1)	10,008	615,792
Masimo Corp.(1)	8,367	1,088,212
Penumbra, Inc.(1)	7,177	2,231,401
		$8,286,740
Health Care Providers & Services — 1.9%
Chemed Corp.	2,596	$1,110,724
Encompass Health Corp.	18,440	1,957,222
Ensign Group, Inc.	10,541	1,836,242
HealthEquity, Inc.(1)	15,790	1,446,522
Hims & Hers Health, Inc.(1)(2)	38,176	1,239,575
Option Care Health, Inc.(1)	29,091	926,839
Tenet Healthcare Corp.(1)	16,107	3,200,783
		$11,717,907
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	64,442	$1,092,292
Omega Healthcare Investors, Inc.	54,161	2,401,499
Sabra Health Care REIT, Inc.	45,698	865,520
		$4,359,311

3
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Health Care Technology — 0.2%
Doximity, Inc., Class A(1)	25,176	$ 1,114,793
		$ 1,114,793
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	37,474	$ 391,978
		$ 391,978
Hotels, Restaurants & Leisure — 2.4%
Aramark	48,172	$ 1,775,620
Boyd Gaming Corp.	10,595	903,118
Cava Group, Inc.(1)(2)	18,281	1,072,912
Choice Hotels International, Inc.	3,789	360,940
Churchill Downs, Inc.	12,140	1,381,289
Hilton Grand Vacations, Inc.(1)	10,974	491,087
Hyatt Hotels Corp., Class A(2)	7,664	1,228,692
Planet Fitness, Inc., Class A(1)	15,208	1,649,612
Texas Roadhouse, Inc.	12,122	2,012,252
Travel & Leisure Co.	11,789	831,478
Vail Resorts, Inc.(2)	6,589	875,019
Wingstop, Inc.	5,092	1,214,391
Wyndham Hotels & Resorts, Inc.	13,846	1,046,204
		$14,842,614
Household Durables — 1.7%
KB Home	11,869	$669,530
Somnigroup International, Inc.	38,469	3,434,512
Taylor Morrison Home Corp.(1)	17,910	1,054,362
Toll Brothers, Inc.	17,664	2,388,526
TopBuild Corp.(1)	5,115	2,133,927
Whirlpool Corp.	10,290	742,321
		$10,423,178
Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies, Inc.	11,139	$1,230,526
Talen Energy Corp.(1)	8,373	3,138,535
		$4,369,061
Industrial REITs — 1.0%
EastGroup Properties, Inc.	9,761	$1,738,824
First Industrial Realty Trust, Inc.	24,269	1,389,886
Rexford Industrial Realty, Inc.	42,573	1,648,427
STAG Industrial, Inc.	34,225	1,258,111
		$6,035,248
Insurance — 3.9%
American Financial Group, Inc.	12,687	$1,734,059
Brighthouse Financial, Inc.(1)	10,478	678,870
CNO Financial Group, Inc.	17,475	742,163
Fidelity National Financial, Inc.	46,707	2,549,735
First American Financial Corp.	18,675	1,147,392
Security	Shares	Value
Insurance (continued)
Hanover Insurance Group, Inc.	6,521	$ 1,191,843
Kemper Corp.	10,730	434,994
Kinsale Capital Group, Inc.	4,050	1,584,036
Old Republic International Corp.	41,722	1,904,192
Primerica, Inc.	5,849	1,511,148
Reinsurance Group of America, Inc.	12,043	2,450,269
RenaissanceRe Holdings Ltd.	8,450	2,375,802
RLI Corp.	16,831	1,076,847
Ryan Specialty Holdings, Inc.	20,768	1,072,252
Selective Insurance Group, Inc.	11,071	926,311
Unum Group	28,213	2,186,507
		$23,566,420
Interactive Media & Services — 0.5%
Pinterest, Inc., Class A(1)	109,198	$2,827,136
ZoomInfo Technologies, Inc.(1)	50,252	511,063
		$3,338,199
IT Services — 1.3%
ASGN, Inc.(1)	7,826	$376,979
Kyndryl Holdings, Inc.(1)	41,888	1,112,545
Okta, Inc.(1)	30,873	2,669,588
Twilio, Inc., Class A(1)	27,786	3,952,281
		$8,111,393
Leisure Products — 0.5%
Brunswick Corp.	11,919	$884,867
Mattel, Inc.(1)	56,960	1,130,086
Polaris, Inc.	9,793	619,407
YETI Holdings, Inc.(1)(2)	14,260	629,864
		$3,264,224
Life Sciences Tools & Services — 1.9%
Avantor, Inc.(1)	124,955	$1,431,984
Bio-Rad Laboratories, Inc., Class A(1)	3,332	1,009,563
Bruker Corp.	20,328	957,652
Illumina, Inc.(1)	28,003	3,672,874
Medpace Holdings, Inc.(1)	4,078	2,290,409
Repligen Corp.(1)	9,697	1,588,950
Sotera Health Co.(1)	38,008	670,461
		$11,621,893
Machinery — 5.3%
AGCO Corp.	11,351	$1,184,136
Chart Industries, Inc.(1)	8,099	1,670,257
CNH Industrial NV	162,183	1,495,327
Crane Co.	8,972	1,654,706
Donaldson Co., Inc.	21,228	1,882,075
ESAB Corp.	10,459	1,168,480
Flowserve Corp.	23,296	1,616,277

4
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Machinery (continued)
Graco, Inc.	30,385	$ 2,490,658
ITT, Inc.	15,645	2,714,564
Lincoln Electric Holdings, Inc.	10,085	2,416,769
Middleby Corp.(1)	8,493	1,262,654
Mueller Industries, Inc.	20,345	2,335,606
Oshkosh Corp.	11,592	1,456,303
RBC Bearings, Inc.(1)	5,769	2,586,993
SPX Technologies, Inc.(1)	9,133	1,827,148
Terex Corp.	12,022	641,734
Timken Co.	11,617	977,338
Toro Co.	17,935	1,411,843
Watts Water Technologies, Inc., Class A	5,023	1,386,449
		$32,179,317
Marine Transportation — 0.2%
Kirby Corp.(1)	9,933	$1,094,418
		$1,094,418
Media — 1.0%
EchoStar Corp., Class A(1)	24,670	$2,681,629
New York Times Co., Class A	29,610	2,055,526
Nexstar Media Group, Inc.	5,224	1,060,733
		$5,797,888
Metals & Mining — 2.5%
Alcoa Corp.	47,460	$2,522,024
Cleveland-Cliffs, Inc.(1)	104,409	1,386,552
Commercial Metals Co.	20,337	1,407,727
Hecla Mining Co.	122,808	2,356,686
MP Materials Corp.(1)	24,685	1,247,086
Reliance, Inc.	9,583	2,768,241
Royal Gold, Inc.	14,849	3,300,784
		$14,989,100
Mortgage REITs — 0.6%
Annaly Capital Management, Inc.	125,178	$2,798,980
Starwood Property Trust, Inc.	63,798	1,149,002
		$3,947,982
Multi-Utilities — 0.3%
Black Hills Corp.	13,832	$960,218
Northwestern Energy Group, Inc.	11,254	726,333
		$1,686,551
Office REITs — 0.5%
COPT Defense Properties	20,704	$575,571
Cousins Properties, Inc.	30,783	793,586
Kilroy Realty Corp.(2)	19,947	745,419
Vornado Realty Trust	29,566	983,957
		$3,098,533
Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	61,100	$ 1,086,969
Antero Resources Corp.(1)	53,710	1,850,847
Chord Energy Corp.	10,422	966,119
Civitas Resources, Inc.	14,070	381,156
CNX Resources Corp.(1)	24,711	908,623
DT Midstream, Inc.	18,634	2,230,117
HF Sinclair Corp.	28,655	1,320,422
Matador Resources Co.	21,408	908,556
Murphy Oil Corp.	24,590	768,438
Ovintiv, Inc.	46,414	1,818,965
PBF Energy, Inc., Class A	15,077	408,888
Permian Resources Corp.	127,256	1,785,402
Range Resources Corp.	43,423	1,531,095
Viper Energy, Inc., Class A	30,868	1,192,431
		$17,158,028
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	11,615	$938,027
		$938,027
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	21,257	$1,069,227
American Airlines Group, Inc.(1)	120,973	1,854,516
		$2,923,743
Personal Care Products — 0.3%
BellRing Brands, Inc.(1)	23,088	$617,142
Coty, Inc., Class A(1)	68,675	211,519
e.l.f. Beauty, Inc.(1)	10,930	831,117
		$1,659,778
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc.(1)(2)	91,059	$2,060,665
Jazz Pharmaceuticals PLC(1)	11,136	1,893,120
		$3,953,785
Professional Services — 2.8%
Booz Allen Hamilton Holding Corp.	22,231	$1,875,407
CACI International, Inc., Class A(1)	4,047	2,156,282
Concentrix Corp.(2)	8,101	336,840
ExlService Holdings, Inc.(1)	29,085	1,234,367
Exponent, Inc.	9,143	635,073
FTI Consulting, Inc.(1)	5,547	947,594
Genpact Ltd.	29,386	1,374,677
KBR, Inc.	23,273	935,575
Maximus, Inc.	10,327	891,427
Parsons Corp.(1)	9,758	603,044
Paylocity Holding Corp.(1)	8,073	1,231,133
Science Applications International Corp.	8,434	848,966
TransUnion	35,591	3,051,928

5
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Professional Services (continued)
UL Solutions, Inc., Class A	13,792	$ 1,087,637
		$ 17,209,950
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(1)	8,649	$ 2,910,129
		$ 2,910,129
Residential REITs — 0.8%
American Homes 4 Rent, Class A	59,748	$ 1,917,911
Equity LifeStyle Properties, Inc.	35,522	2,152,988
Independence Realty Trust, Inc.	43,756	764,855
		$4,835,754
Retail REITs — 0.9%
Agree Realty Corp.	21,028	$1,514,647
Brixmor Property Group, Inc.	56,098	1,470,889
Kite Realty Group Trust	39,679	951,106
NNN REIT, Inc.	34,806	1,379,362
		$5,316,004
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(1)	22,731	$599,644
Amkor Technology, Inc.(2)	20,839	822,724
Cirrus Logic, Inc.(1)	9,352	1,108,212
Entegris, Inc.	27,783	2,340,718
Lattice Semiconductor Corp.(1)	25,068	1,844,503
MACOM Technology Solutions Holdings, Inc.(1)	11,737	2,010,313
MKS, Inc.	12,310	1,967,138
Onto Innovation, Inc.(1)	8,982	1,417,899
Rambus, Inc.(1)	19,729	1,812,898
Silicon Laboratories, Inc.(1)	6,021	786,945
Synaptics, Inc.(1)	7,225	534,794
Universal Display Corp.	8,103	946,268
		$16,192,056
Software — 3.5%
AppFolio, Inc., Class A(1)	4,229	$983,877
Bentley Systems, Inc., Class B	27,294	1,041,676
Bill Holdings, Inc.(1)	16,336	890,965
Blackbaud, Inc.(1)	6,721	425,574
Commvault Systems, Inc.(1)	8,081	1,013,034
Docusign, Inc.(1)	36,856	2,520,950
Dolby Laboratories, Inc., Class A	11,213	720,099
Dropbox, Inc., Class A(1)	31,966	888,655
Dynatrace, Inc.(1)	55,253	2,394,665
Guidewire Software, Inc.(1)	15,581	3,131,937
Manhattan Associates, Inc.(1)	11,043	1,913,862
Nutanix, Inc., Class A(1)	49,626	2,565,168
Pegasystems, Inc.	16,797	1,003,117
Qualys, Inc.(1)	6,572	873,419
Security	Shares	Value
Software (continued)
UiPath, Inc., Class A(1)	77,200	$ 1,265,308
		$ 21,632,306
Specialized REITs — 1.3%
CubeSmart	41,792	$ 1,506,602
EPR Properties	13,954	696,305
Gaming and Leisure Properties, Inc.	51,866	2,317,891
Lamar Advertising Co., Class A	15,919	2,015,027
National Storage Affiliates Trust	13,234	373,331
PotlatchDeltic Corp.	13,032	518,413
Rayonier, Inc.	27,213	589,161
		$8,016,730
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A(1)	8,626	$1,085,755
AutoNation, Inc.(1)	5,013	1,035,084
Bath & Body Works, Inc.	37,788	758,783
Burlington Stores, Inc.(1)	11,412	3,296,356
Chewy, Inc., Class A(1)	41,247	1,363,213
Dick's Sporting Goods, Inc.	12,115	2,398,407
Five Below, Inc.(1)	10,106	1,903,566
Floor & Decor Holdings, Inc., Class A(1)	19,748	1,202,456
GameStop Corp., Class A(1)	75,520	1,516,442
Gap, Inc.	41,481	1,061,914
Lithia Motors, Inc., Class A	4,444	1,476,874
Murphy USA, Inc.	3,124	1,260,596
Penske Automotive Group, Inc.	3,380	535,020
RH(1)(2)	2,817	504,666
Valvoline, Inc.(1)	23,296	676,982
		$20,076,114
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A(1)	57,217	$3,834,111
		$3,834,111
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(1)	21,835	$532,774
Columbia Sportswear Co.	4,642	255,728
Crocs, Inc.(1)	9,515	813,723
PVH Corp.	8,819	591,049
VF Corp.	60,150	1,087,512
		$3,280,786
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	6,913	$1,775,051
Core & Main, Inc., Class A(1)	34,947	1,816,195
GATX Corp.	6,543	1,109,693
MSC Industrial Direct Co., Inc., Class A	8,384	705,094
Watsco, Inc.	6,400	2,156,480

6
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc.	8,915	$ 2,180,966
		$ 9,743,479
Water Utilities — 0.3%
Essential Utilities, Inc.	51,860	$ 1,989,350
		$ 1,989,350
Total Common Stocks (identified cost $390,511,016)		$587,236,201

Exchange-Traded Funds — 2.0%

Security	Shares	Value
Equity Funds — 2.0%
SPDR S&P MidCap 400 ETF Trust(2)	20,000	$ 12,065,600
Total Exchange-Traded Funds (identified cost $10,461,229)		$ 12,065,600

Short-Term Investments — 4.0%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(3)	11,831,088	$ 11,831,088
Total Affiliated Fund (identified cost $11,831,088)		$ 11,831,088
Securities Lending Collateral — 1.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(4)	10,524,662	$ 10,524,662
Total Securities Lending Collateral (identified cost $10,524,662)		$ 10,524,662

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(5)	$2,000	$ 1,990,523
Total U.S. Treasury Obligations (identified cost $1,989,165)		$ 1,990,523
Total Short-Term Investments (identified cost $24,344,915)		$ 24,346,273
Total Investments — 102.0% (identified cost $425,317,160)		$623,648,074

Other Assets, Less Liabilities — (2.0)%	$(11,947,952)
Net Assets — 100.0%	$611,700,122

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $26,459,982.
(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	38	Long	3/20/26	$12,635,760	$(175,380)
					$(175,380)
7
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $413,486,072) - including $26,459,982 of securities on loan	$611,816,986
Investments in securities of affiliated issuers, at value (identified cost $11,831,088)	11,831,088
Receivable for investments sold	88,572
Receivable for capital shares sold	191,916
Dividends receivable	573,714
Dividends receivable - affiliated	19,046
Securities lending income receivable	6,328
Receivable from affiliates	145,961
Directors' deferred compensation plan	132,570
Total assets	$624,806,181
Liabilities
Payable for variation margin on open futures contracts	$153,635
Due to custodian	98,993
Payable for investments purchased	1,266,080
Payable for capital shares redeemed	380,043
Deposits for securities loaned	10,524,662
Payable to affiliates:
Investment advisory fee	104,438
Administrative fee	63,083
Distribution fees	69,836
Sub-transfer agency fee	148
Directors' deferred compensation plan	132,570
Accrued expenses	312,571
Total liabilities	$13,106,059
Net Assets	$611,700,122
Sources of Net Assets
Paid-in capital	$373,081,277
Distributable earnings	238,618,845
Net Assets	$611,700,122
Class I Shares
Net Assets	$205,187,779
Shares Outstanding	1,610,155
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$127.43
Class F Shares
Net Assets	$406,512,343
Shares Outstanding	3,212,310
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$126.55
8
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $6,475)	$9,026,043
Dividend income - affiliated issuers	282,246
Interest income	66,158
Securities lending income, net	48,681
Total investment income	$9,423,128
Expenses
Investment advisory fee	$1,187,638
Administrative fee	712,583
Distribution fees:
Class F	784,060
Directors' fees and expenses	31,817
Custodian fees	9,130
Transfer agency fees and expenses	409,211
Accounting fees	133,815
Professional fees	73,514
Reports to shareholders	76,864
Miscellaneous	103,895
Total expenses	$3,522,527
Waiver and/or reimbursement of expenses by affiliates	$(788,671)
Net expenses	$2,733,856
Net investment income	$6,689,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$32,794,503
Futures contracts	468,605
Net realized gain	$33,263,108
Change in unrealized appreciation (depreciation):
Investment securities	$607,457
Futures contracts	82,280
Net change in unrealized appreciation (depreciation)	$689,737
Net realized and unrealized gain	$33,952,845
Net increase in net assets from operations	$40,642,117
9
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,689,272	$6,912,569
Net realized gain	33,263,108	39,443,635
Net change in unrealized appreciation (depreciation)	689,737	29,001,500
Net increase in net assets from operations	$40,642,117	$75,357,704
Distributions to shareholders:
Class I	$(15,432,303)	$(11,481,733)
Class F	(30,405,149)	(21,724,848)
Total distributions to shareholders	$(45,837,452)	$(33,206,581)
Capital share transactions:
Class I	$(2,224,924)	$(14,883,346)
Class F	12,529,956	1,814,454
Net increase (decrease) in net assets from capital share transactions	$10,305,032	$(13,068,892)
Net increase in net assets	$5,109,697	$29,082,231
Net Assets
At beginning of year	$606,590,425	$577,508,194
At end of year	$611,700,122	$606,590,425
10
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Financial Highlights

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$128.46	$119.60	$109.06	$144.47	$120.57
Income (Loss) From Operations
Net investment income(1)	$1.60	$1.63	$1.68	$1.75	$1.47
Net realized and unrealized gain (loss)	7.49	14.51	15.17	(22.25)	27.67
Total income (loss) from operations	$9.09	$16.14	$16.85	$(20.50)	$29.14
Less Distributions
From net investment income	$(1.44)	$(1.58)	$(1.44)	$(1.21)	$(1.19)
From net realized gain	(8.68)	(5.70)	(4.87)	(13.70)	(4.05)
Total distributions	$(10.12)	$(7.28)	$(6.31)	$(14.91)	$(5.24)
Net asset value — End of year	$127.43	$128.46	$119.60	$109.06	$144.47
Total Return(2)	7.14%	13.52%	16.12%	(13.33)%	24.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$205,188	$208,684	$208,057	$227,923	$293,422
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.46%	0.44%	0.45%	0.44%	0.43%
Net expenses	0.33%(4)	0.33%(4)	0.33%(4)	0.33%(4)	0.33%
Net investment income	1.26%	1.27%	1.47%	1.41%	1.06%
Portfolio Turnover	16%	16%	20%	12%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$127.89	$119.33	$109.04	$144.73	$121.01
Income (Loss) From Operations
Net investment income(1)	$1.34	$1.37	$1.46	$1.51	$1.20
Net realized and unrealized gain (loss)	7.44	14.47	15.14	(22.29)	27.76
Total income (loss) from operations	$8.78	$15.84	$16.60	$(20.78)	$28.96
Less Distributions
From net investment income	$(1.44)	$(1.58)	$(1.44)	$(1.21)	$(1.19)
From net realized gain	(8.68)	(5.70)	(4.87)	(13.70)	(4.05)
Total distributions	$(10.12)	$(7.28)	$(6.31)	$(14.91)	$(5.24)
Net asset value — End of year	$126.55	$127.89	$119.33	$109.04	$144.73
Total Return(2)	6.92%	13.29%	15.89%	(13.51)%	24.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$406,512	$397,906	$369,451	$325,916	$387,895
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.66%	0.64%	0.65%	0.64%	0.63%
Net expenses	0.53%(4)	0.53%(4)	0.53%(4)	0.53%(4)	0.53%
Net investment income	1.06%	1.08%	1.28%	1.22%	0.86%
Portfolio Turnover	16%	16%	20%	12%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
CVT S&P MidCap 400® Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
13

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$587,236,201(1)	$ —	$ —	$587,236,201
Exchange-Traded Funds	12,065,600	—	—	12,065,600
Short-Term Investments:
Affiliated Fund	11,831,088	—	—	11,831,088
Securities Lending Collateral	10,524,662	—	—	10,524,662
U.S. Treasury Obligations	—	1,990,523	—	1,990,523
Total Investments	$621,657,551	$1,990,523	$ —	$623,648,074
Liability Description
Futures Contracts	$(175,380)	$ —	$ —	$(175,380)
Total	$(175,380)	$ —	$ —	$(175,380)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
14

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $1,187,638.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $9,807 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.33% for Class I and 0.53% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $778,864.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $712,583.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2025 amounted to $784,060 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $560 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
15

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $407,576, of which $101,389 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $8,757.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $91,919,610 and $119,763,374, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$16,750,590	$8,879,292
Long-term capital gains	$29,086,862	$24,327,289
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$8,239,216
Undistributed long-term capital gains	32,579,042
Net unrealized appreciation	197,800,587
Distributable earnings	$238,618,845
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$425,847,487
Gross unrealized appreciation	$228,555,743
Gross unrealized depreciation	(30,755,156)
Net unrealized appreciation	$197,800,587
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2025 is included in the Schedule of Investments. During the year ended December 31, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
16

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

At December 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative		Asset Derivative	Liability Derivative
Futures contracts	$ —	$(175,380)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$468,605	$82,280

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2025 was approximately $9,402,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan was $26,459,982 and the total value of collateral received was $27,293,498, comprised of cash of $10,524,662 and U.S. government and/or agencies securities of $16,768,836.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$551,170	$ —	$ —	$ —	$551,170
Exchange-Traded Funds	9,973,492	—	—	—	9,973,492
Total	$10,524,662	$ —	$ —	$ —	$10,524,662
17

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The carrying amount of the liability for deposits for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2025.
9  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $11,831,088, which represents 2.0% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,207,731	$62,645,526	$(63,022,169)	$ —	$ —	$11,831,088	$282,246	11,831,088
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	77,813	$9,736,108	55,213	$7,072,882
Reinvestment of distributions	122,014	15,432,303	89,701	11,481,733
Shares redeemed	(214,156)	(27,393,335)	(260,030)	(33,437,961)
Net decrease	(14,329)	$(2,224,924)	(115,116)	$(14,883,346)
Class F
Shares sold	116,993	$14,765,536	111,180	$14,178,894
Reinvestment of distributions	241,963	30,405,149	170,418	21,724,848
Shares redeemed	(258,036)	(32,640,729)	(266,260)	(34,089,288)
Net increase	100,920	$12,529,956	15,338	$1,814,454
At December 31, 2025, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 22.9% and 51.4%, respectively, of the value of the outstanding shares of the Fund.
18

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of CVT S&P MidCap 400® Index Portfolio and Board of Directors of Calvert Variable Trust, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CVT S&P MidCap 400® Index Portfolio (the “Fund”), one of the funds constituting Calvert Variable Trust, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
19

CVT
S&P MidCap 400® Index Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $6,530,636, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 39.12% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Fund designates 0.44% of distributions from net investment income as a 163(j) interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $32,579,354 or, if subsequently determined to be different, the net capital gain of such year.
20

CVPSMI-NCSR 12.31.25

CVT
Russell 2000® Small Cap Index Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
CVT
Russell 2000® Small Cap Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments

Common Stocks — 94.9%

Security	Shares	Value
Aerospace & Defense — 1.8%
AAR Corp.(1)	3,232	$ 267,577
AeroVironment, Inc.(1)	3,124	755,664
AerSale Corp.(1)	2,566	18,244
AIRO Group Holdings, Inc.(1)	584	4,777
Archer Aviation, Inc., Class A(1)	52,325	393,484
Astronics Corp.(1)	2,529	137,173
Byrna Technologies, Inc.(1)(2)	1,694	28,442
Cadre Holdings, Inc.(2)	2,379	97,158
Ducommun, Inc.(1)	1,153	109,685
Eve Holding, Inc.(1)	7,782	31,050
Firefly Aerospace, Inc.(1)	1,745	39,036
Intuitive Machines, Inc.(1)(2)	9,143	148,391
Kratos Defense & Security Solutions, Inc.(1)	13,775	1,045,660
Mercury Systems, Inc.(1)	4,351	317,667
Moog, Inc., Class A	2,315	563,818
National Presto Industries, Inc.	435	46,441
Park Aerospace Corp.	1,804	38,497
Red Cat Holdings, Inc.(1)(2)	7,644	60,617
Redwire Corp.(1)	5,943	45,167
Satellogic, Inc., Class A(1)	7,038	13,161
V2X, Inc.(1)	1,757	95,844
Voyager Technologies, Inc., Class A(1)	1,147	29,983
VSE Corp.	1,902	328,609
		$4,616,145
Air Freight & Logistics — 0.1%
Arrive AI, Inc.(1)	310	$815
Forward Air Corp.(1)(2)	1,771	44,275
Hub Group, Inc., Class A	4,853	206,787
Radiant Logistics, Inc.(1)	3,434	21,737
		$273,614
Automobile Components — 1.0%
Adient PLC(1)	7,036	$134,880
American Axle & Manufacturing Holdings, Inc.(1)(2)	9,665	61,953
Cooper-Standard Holdings, Inc.(1)	1,396	45,831
Dana, Inc.	9,562	227,193
Dorman Products, Inc.(1)	2,307	284,199
Fox Factory Holding Corp.(1)	3,513	60,107
Garrett Motion, Inc.	12,904	224,917
Gentherm, Inc.(1)	2,546	92,598
Goodyear Tire & Rubber Co.(1)	21,829	191,222
Holley, Inc.(1)	5,177	21,381
LCI Industries	1,922	233,216
Motorcar Parts of America, Inc.(1)	1,110	13,697
Patrick Industries, Inc.(2)	2,716	294,496
Phinia, Inc.	3,220	201,862
Solid Power, Inc.(1)	12,748	54,179
Standard Motor Products, Inc.	1,766	65,077
Security	Shares	Value
Automobile Components (continued)
Strattec Security Corp.(1)	396	$ 30,151
Visteon Corp.	2,296	218,350
XPEL, Inc.(1)	2,011	100,369
		$ 2,555,678
Automobiles — 0.0%†
Faraday Future Intelligent Electric, Inc.(1)(2)	9,087	$ 9,269
Livewire Group, Inc.(1)(2)	3,750	16,575
Winnebago Industries, Inc.	2,279	92,345
		$118,189
Banks — 9.4%
1st Source Corp.	1,546	$96,610
ACNB Corp.	866	41,871
Amalgamated Financial Corp.	1,957	62,683
Amerant Bancorp, Inc.	3,105	60,579
Ameris Bancorp	5,374	399,127
Ames National Corp.	711	16,325
Arrow Financial Corp.	1,323	41,542
Associated Banc-Corp.	13,514	348,121
Atlantic Union Bankshares Corp.	11,581	408,809
Avidbank Holdings, Inc.(1)	236	6,268
Axos Financial, Inc.(1)	4,418	380,655
Banc of California, Inc.	10,730	206,982
BancFirst Corp.	1,745	185,005
Bancorp, Inc.(1)	3,438	232,134
Bank First Corp.	757	92,218
Bank of Hawaii Corp.	3,198	218,647
Bank of Marin Bancorp	1,196	31,108
Bank of NT Butterfield & Son Ltd.	3,487	173,722
Bank7 Corp.	308	12,622
BankFinancial Corp.(2)	1,139	13,668
BankUnited, Inc.	6,309	281,192
Bankwell Financial Group, Inc.	722	33,082
Banner Corp.	2,848	178,456
Bar Harbor Bankshares	1,466	45,519
Baycom Corp.	964	28,342
BCB Bancorp, Inc.	1,078	8,699
Beacon Financial Corp.	6,966	183,693
Blue Foundry Bancorp(1)	1,489	18,508
Blue Ridge Bankshares, Inc.	6,559	28,007
Bridgewater Bancshares, Inc.(1)	1,907	33,430
Burke & Herbert Financial Services Corp.	1,129	70,348
Business First Bancshares, Inc.	2,379	62,187
BV Financial, Inc.(1)	884	16,036
Byline Bancorp, Inc.	2,620	76,373
C&F Financial Corp.	312	22,648
Cadence Bank	15,426	660,850
California BanCorp	1,898	35,436
Camden National Corp.	1,401	60,775
Capital Bancorp, Inc.	1,195	33,663

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Banks (continued)
Capital City Bank Group, Inc.	1,232	$ 52,446
Capitol Federal Financial, Inc.	10,295	70,109
Carter Bankshares, Inc.(1)	1,998	39,281
Cathay General Bancorp	5,401	261,354
CB Financial Services, Inc.	476	16,593
Central Pacific Financial Corp.	2,221	69,206
CF Bankshares, Inc.	392	9,780
Chain Bridge Bancorp, Inc., Class A(1)	239	8,279
Chemung Financial Corp.	289	16,126
ChoiceOne Financial Services, Inc.	1,161	34,273
Citizens & Northern Corp.	1,548	31,223
Citizens Community Bancorp, Inc.	980	17,464
Citizens Financial Services, Inc.	364	20,755
City Holding Co.	1,176	140,179
Civista Bancshares, Inc.	1,318	29,286
CNB Financial Corp.	2,660	69,612
Coastal Financial Corp.(1)	1,078	123,528
CoastalSouth Bancshares, Inc.(1)	386	8,975
Colony Bankcorp, Inc.	1,731	30,846
Columbia Financial, Inc.(1)	2,273	35,322
Commercial Bancgroup, Inc.(1)	560	13,754
Community Financial System, Inc.	4,426	254,229
Community Trust Bancorp, Inc.	1,334	75,371
Community West Bancshares	1,475	33,187
ConnectOne Bancorp, Inc.	3,984	104,460
Customers Bancorp, Inc.(1)	2,599	190,039
CVB Financial Corp.(2)	11,051	205,549
Dime Community Bancshares, Inc.	3,332	100,260
Eagle Bancorp Montana, Inc.	756	15,044
Eagle Bancorp, Inc.	2,353	50,401
Eagle Financial Services, Inc.	469	18,664
Eastern Bankshares, Inc.	17,991	331,574
ECB Bancorp, Inc.(1)(2)	786	13,669
Enterprise Financial Services Corp.	3,066	165,564
Equity Bancshares, Inc., Class A	1,179	52,642
Esquire Financial Holdings, Inc.	598	61,038
Farmers & Merchants Bancorp, Inc.	1,340	33,125
Farmers National Banc Corp.	3,052	40,653
FB Bancorp, Inc.(1)	1,821	23,400
FB Financial Corp.	3,465	193,347
Fidelity D&D Bancorp, Inc.	385	16,759
Financial Institutions, Inc.	1,613	50,277
Finward Bancorp	350	12,317
Finwise Bancorp(1)	925	16,594
First Bancorp, Inc.	1,085	28,687
First BanCorp./Puerto Rico	12,918	267,790
First Bancorp/Southern Pines NC	3,374	171,365
First Bank/Hamilton	2,134	35,126
First Busey Corp.	7,156	170,241
First Business Financial Services, Inc.	645	35,023
First Capital, Inc.	333	19,714
Security	Shares	Value
Banks (continued)
First Commonwealth Financial Corp.	8,724	$ 147,087
First Community Bankshares, Inc.	1,305	44,018
First Community Corp.	755	22,386
First Financial Bancorp	7,970	199,409
First Financial Bankshares, Inc.	10,927	326,389
First Financial Corp.	952	57,520
First Foundation, Inc.(1)	4,983	30,695
First Internet Bancorp	795	16,592
First Interstate BancSystem, Inc., Class A	7,477	258,704
First Merchants Corp.	4,681	175,444
First Mid Bancshares, Inc.	1,819	70,941
First National Corp.	796	20,091
First Savings Financial Group, Inc.	566	18,033
First United Corp.	615	23,026
First Western Financial, Inc.(1)	592	15,872
Firstsun Capital Bancorp(1)	1,053	39,630
Five Star Bancorp	1,304	46,657
Flagstar Bank NA	24,676	310,671
Flushing Financial Corp.	2,869	43,523
Franklin Financial Services Corp.	428	21,486
FS Bancorp, Inc.	547	22,520
Fulton Financial Corp.	15,260	294,976
FVCBankcorp, Inc.	1,120	15,579
GBank Financial Holdings, Inc.(1)(2)	919	31,145
German American Bancorp, Inc.	3,031	118,755
Glacier Bancorp, Inc.	10,641	468,736
Great Southern Bancorp, Inc.	796	49,002
Greene County Bancorp, Inc.	508	11,293
Hancock Whitney Corp.	6,884	438,373
Hanmi Financial Corp.	2,509	67,818
Hanover Bancorp, Inc.	484	11,185
Hawthorn Bancshares, Inc.	593	20,684
HBT Financial, Inc.	957	24,738
Heritage Commerce Corp.	5,060	60,771
Heritage Financial Corp.	2,850	67,402
Hilltop Holdings, Inc.	3,733	126,698
Hingham Institution for Savings	147	41,742
Home Bancorp, Inc.	638	36,876
Home BancShares, Inc.	15,301	425,062
HomeTrust Bancshares, Inc.	1,493	64,109
Hope Bancorp, Inc.	10,340	113,326
Horizon Bancorp, Inc.	3,629	61,548
Independent Bank Corp./MA	4,075	297,801
Independent Bank Corp./MI	1,669	54,293
International Bancshares Corp.	4,429	294,263
Investar Holding Corp.	906	24,208
John Marshall Bancorp, Inc.	1,260	25,187
Kearny Financial Corp.	5,244	38,858
Lakeland Financial Corp.	2,101	119,883
Landmark Bancorp, Inc.	487	12,755
LCNB Corp.	873	14,308

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Banks (continued)
LINKBANCORP, Inc.	2,168	$ 17,908
Live Oak Bancshares, Inc.	2,955	101,504
MainStreet Bancshares, Inc.	718	14,618
Mechanics Bancorp, Class A	3,937	57,598
Mercantile Bank Corp.	1,327	63,829
Meridian Corp.	926	16,279
Metrocity Bankshares, Inc.	1,802	47,825
Metropolitan Bank Holding Corp.	766	58,492
Mid Penn Bancorp, Inc.	1,632	50,625
Middlefield Banc Corp.	649	22,416
Midland States Bancorp, Inc.	1,674	35,439
MidWestOne Financial Group, Inc.	1,371	52,783
MVB Financial Corp.	1,120	28,930
National Bank Holdings Corp., Class A	3,168	120,416
National Bankshares, Inc.	477	15,994
NB Bancorp, Inc.	3,422	67,824
NBT Bancorp, Inc.	4,280	177,706
Nicolet Bankshares, Inc.	1,129	136,948
Northeast Bank	655	68,074
Northeast Community Bancorp, Inc.	1,105	24,984
Northfield Bancorp, Inc.	3,620	41,377
Northpointe Bancshares, Inc.	1,667	27,972
Northrim BanCorp, Inc.	1,816	48,324
Northwest Bancshares, Inc.	12,134	145,608
Norwood Financial Corp.(2)	609	17,082
Oak Valley Bancorp	556	16,713
OceanFirst Financial Corp.	4,778	85,765
OFG Bancorp	3,729	152,814
Ohio Valley Banc Corp.	388	15,512
Old National Bancorp	28,938	645,607
Old Second Bancorp, Inc.	4,314	84,123
OP Bancorp	1,203	16,986
Orange County Bancorp, Inc.	844	24,096
Origin Bancorp, Inc.	2,486	93,498
Orrstown Financial Services, Inc.	1,561	55,291
Park National Corp.	1,240	188,703
Parke Bancorp, Inc.	758	18,980
Pathward Financial, Inc.	1,845	130,995
Patriot National Bancorp, Inc.(1)	4,486	8,165
PCB Bancorp	873	18,900
Peapack-Gladstone Financial Corp.	1,338	37,263
Peoples Bancorp of North Carolina, Inc.	446	16,145
Peoples Bancorp, Inc.	2,915	87,537
Peoples Financial Services Corp.	901	43,888
Pioneer Bancorp, Inc.(1)	918	12,375
Plumas Bancorp	452	20,200
Ponce Financial Group, Inc.(1)	1,689	27,615
Preferred Bank/Los Angeles	976	92,164
Primis Financial Corp.	1,573	21,880
Princeton Bancorp, Inc.	420	14,570
Provident Financial Services, Inc.	10,766	212,628
Security	Shares	Value
Banks (continued)
QCR Holdings, Inc.	1,382	$ 115,121
RBB Bancorp	1,318	27,204
Red River Bancshares, Inc.	422	30,143
Renasant Corp.	7,882	277,604
Republic Bancorp, Inc., Class A	700	48,293
Rhinebeck Bancorp, Inc.(1)	461	5,541
Richmond Mutual BanCorp, Inc.	930	13,057
Riverview Bancorp, Inc.	2,086	10,472
S&T Bancorp, Inc.	3,197	125,802
SB Financial Group, Inc.	606	13,496
Seacoast Banking Corp. of Florida	7,338	230,560
ServisFirst Bancshares, Inc.	4,313	309,630
Shore Bancshares, Inc.	2,605	46,056
Sierra Bancorp	1,243	40,621
Simmons First National Corp., Class A	11,847	223,316
SmartFinancial, Inc.	1,215	44,943
Sound Financial Bancorp, Inc.	219	9,555
South Plains Financial, Inc.	1,206	46,793
Southern First Bancshares, Inc.(1)	613	31,582
Southern Missouri Bancorp, Inc.	808	47,769
Southside Bancshares, Inc.	2,417	73,453
SR Bancorp, Inc.(2)	804	12,655
Stellar Bancorp, Inc.	3,931	121,625
Sterling Bancorp, Inc.(1)(3)	1,284	0
Stock Yards Bancorp, Inc.	2,199	142,825
Texas Capital Bancshares, Inc.(1)	3,696	334,636
Third Coast Bancshares, Inc.(1)	1,075	40,861
Timberland Bancorp, Inc.	623	22,303
Tompkins Financial Corp.	1,127	81,730
Towne Bank	6,137	204,792
TriCo Bancshares	2,532	119,941
Triumph Financial, Inc.(1)	1,897	118,809
TrustCo Bank Corp.	1,555	64,268
Trustmark Corp.	4,747	184,896
UMB Financial Corp.	6,004	690,700
Union Bankshares, Inc.	372	8,828
United Bankshares, Inc.	11,360	436,224
United Community Banks, Inc.	9,946	310,514
United Security Bancshares	1,414	14,239
Unity Bancorp, Inc.	748	38,687
Univest Financial Corp.	2,408	78,838
USCB Financial Holdings, Inc.	808	14,883
Valley National Bancorp	39,397	460,157
Virginia National Bankshares Corp.	390	15,542
WaFd, Inc.	6,590	211,078
Washington Trust Bancorp, Inc.	1,609	47,546
WesBanco, Inc.	7,914	263,061
West BanCorp, Inc.	1,387	30,778
Westamerica BanCorp	2,062	98,625
Western New England Bancorp, Inc.	1,877	23,688

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Banks (continued)
WSFS Financial Corp.	4,679	$ 258,468
		$ 23,957,684
Beverages — 0.1%
MGP Ingredients, Inc.	1,388	$ 33,728
National Beverage Corp.(1)	2,005	63,940
Vita Coco Co., Inc.(1)	3,870	205,149
Zevia PBC, Class A(1)	3,222	7,475
		$ 310,292
Biotechnology — 8.8%
4D Molecular Therapeutics, Inc.(1)(2)	3,355	$25,163
Abeona Therapeutics, Inc.(1)(2)	4,459	23,499
Absci Corp.(1)	11,142	38,886
ACADIA Pharmaceuticals, Inc.(1)	10,398	277,731
Actuate Therapeutics, Inc.(1)	601	3,678
ADC Therapeutics SA(1)	6,859	24,212
ADMA Biologics, Inc.(1)	18,820	343,277
Agios Pharmaceuticals, Inc.(1)	4,719	128,451
Akebia Therapeutics, Inc.(1)	20,887	33,628
Aldeyra Therapeutics, Inc.(1)(2)	3,846	19,922
Alector, Inc.(1)	8,175	12,753
Alkermes PLC(1)	13,171	368,525
Allogene Therapeutics, Inc.(1)	13,004	17,815
Altimmune, Inc.(1)	6,955	25,108
Amicus Therapeutics, Inc.(1)	24,184	344,380
AnaptysBio, Inc.(1)	1,647	79,847
Anavex Life Sciences Corp.(1)(2)	6,984	24,863
Anika Therapeutics, Inc.(1)	1,202	11,551
Annexon, Inc.(1)	9,689	48,639
Apogee Therapeutics, Inc.(1)	3,126	235,951
Arbutus Biopharma Corp.(1)	12,648	60,837
Arcellx, Inc.(1)(2)	2,861	186,537
Arcturus Therapeutics Holdings, Inc.(1)(2)	2,317	14,203
Arcus Biosciences, Inc.(1)	6,384	152,131
Arcutis Biotherapeutics, Inc.(1)	8,948	259,850
Ardelyx, Inc.(1)	19,715	114,938
ArriVent Biopharma, Inc.(1)(2)	2,352	47,322
Arrowhead Pharmaceuticals, Inc.(1)	10,957	727,435
ARS Pharmaceuticals, Inc.(1)(2)	4,888	56,945
Astria Therapeutics, Inc.(1)	3,067	40,147
aTyr Pharma, Inc.(1)	8,881	6,955
Aura Biosciences, Inc.(1)(2)	4,544	24,765
Aurinia Pharmaceuticals, Inc.(1)	9,729	155,178
Avidity Biosciences, Inc.(1)	9,557	689,346
Avita Medical, Inc.(1)(2)	2,076	7,162
Beam Therapeutics, Inc.(1)	7,988	221,427
Benitec Biopharma, Inc.(1)	1,477	19,895
Bicara Therapeutics, Inc.(1)	2,893	48,689
BioCryst Pharmaceuticals, Inc.(1)	17,500	136,500
Biohaven Ltd.(1)	7,558	85,330
Security	Shares	Value
Biotechnology (continued)
Bridgebio Pharma, Inc.(1)	13,104	$ 1,002,325
Bright Minds Biosciences, Inc.(1)	470	36,679
Candel Therapeutics, Inc.(1)(2)	4,016	22,690
Capricor Therapeutics, Inc.(1)	3,247	93,708
Cardiff Oncology, Inc.(1)	5,678	15,955
CareDx, Inc.(1)	4,554	85,797
Cartesian Therapeutics, Inc.(1)(2)	708	5,105
Catalyst Pharmaceuticals, Inc.(1)	9,672	225,745
Celcuity, Inc.(1)	2,612	260,521
Celldex Therapeutics, Inc.(1)	5,472	148,620
CG Oncology, Inc.(1)(2)	4,668	193,815
Cidara Therapeutics, Inc.(1)	1,591	351,436
Cogent Biosciences, Inc.(1)	11,284	400,808
Coherus Oncology, Inc.(1)(2)	9,819	13,943
Compass Therapeutics, Inc.(1)(2)	10,621	57,035
Corvus Pharmaceuticals, Inc.(1)	5,348	41,180
CRISPR Therapeutics AG(1)	7,197	377,411
Cullinan Therapeutics, Inc.(1)(2)	4,305	44,557
Cytokinetics, Inc.(1)	9,760	620,150
Day One Biopharmaceuticals, Inc.(1)	6,013	56,041
Denali Therapeutics, Inc.(1)	11,065	182,683
Design Therapeutics, Inc.(1)	2,570	24,107
DiaMedica Therapeutics, Inc.(1)(2)	2,697	21,468
Dianthus Therapeutics, Inc.(1)	1,986	81,843
Disc Medicine, Inc.(1)	2,059	163,505
Dynavax Technologies Corp.(1)(2)	8,622	132,606
Dyne Therapeutics, Inc.(1)	10,442	204,246
Editas Medicine, Inc.(1)	8,245	16,902
Eledon Pharmaceuticals, Inc.(1)(2)	5,984	9,036
Emergent BioSolutions, Inc.(1)	4,560	56,362
Enanta Pharmaceuticals, Inc.(1)	1,973	31,114
Entrada Therapeutics, Inc.(1)	2,417	24,847
Erasca, Inc.(1)	14,645	54,479
Fate Therapeutics, Inc.(1)	8,358	8,213
Fennec Pharmaceuticals, Inc.(1)	1,499	11,542
Foghorn Therapeutics, Inc.(1)	3,343	18,052
Geron Corp.(1)	45,637	60,241
Gossamer Bio, Inc.(1)(2)	15,867	49,188
GRAIL, Inc.(1)	2,854	244,274
Greenwich Lifesciences, Inc.(1)(2)	585	12,291
Gyre Therapeutics, Inc.(1)	683	4,822
Heron Therapeutics, Inc.(1)(2)	15,618	20,303
Humacyte, Inc.(1)	12,796	12,291
Ideaya Biosciences, Inc.(1)	6,710	231,965
ImmunityBio, Inc.(1)	23,957	47,435
Immunome, Inc.(1)(2)	7,605	163,355
Immunovant, Inc.(1)(2)	5,708	145,097
Inhibikase Therapeutics, Inc.(1)(2)	6,174	12,657
Inhibrx Biosciences, Inc.(1)(2)	736	58,144
Inmune Bio, Inc.(1)(2)	1,196	1,866
Intellia Therapeutics, Inc.(1)(2)	8,295	74,572

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Biotechnology (continued)
Iovance Biotherapeutics, Inc.(1)(2)	25,414	$ 69,380
Ironwood Pharmaceuticals, Inc.(1)	13,773	46,415
Jade Biosciences, Inc.	3,312	51,104
Janux Therapeutics, Inc.(1)	3,289	45,388
KalVista Pharmaceuticals, Inc.(1)(2)	3,186	51,454
Keros Therapeutics, Inc.(1)	2,372	48,294
Kodiak Sciences, Inc.(1)	2,568	71,801
Korro Bio, Inc.(1)	598	4,790
Krystal Biotech, Inc.(1)	2,013	496,285
Kura Oncology, Inc.(1)	7,304	75,889
Kymera Therapeutics, Inc.(1)	4,663	362,828
Larimar Therapeutics, Inc.(1)(2)	4,121	15,701
Lexeo Therapeutics, Inc.(1)	5,121	50,852
Madrigal Pharmaceuticals, Inc.(1)	1,536	894,474
MannKind Corp.(1)	25,295	143,423
MapLight Therapeutics, Inc.(1)	1,371	24,082
MeiraGTx Holdings PLC(1)(2)	3,481	27,674
MiMedx Group, Inc.(1)	9,887	66,935
Mineralys Therapeutics, Inc.(1)	3,798	137,829
Mirum Pharmaceuticals, Inc.(1)	3,372	266,354
Monopar Therapeutics, Inc.(1)	300	19,590
Monte Rosa Therapeutics, Inc.(1)	4,184	65,605
Myriad Genetics, Inc.(1)	7,687	47,275
Neurogene, Inc.(1)(2)	1,009	20,785
Nkarta, Inc.(1)	5,184	9,590
Novavax, Inc.(1)(2)	12,509	84,060
Nurix Therapeutics, Inc.(1)	8,136	154,340
Nuvalent, Inc., Class A(1)	4,064	408,798
Nuvectis Pharma, Inc.(1)	1,314	9,921
Olema Pharmaceuticals, Inc.(1)	4,975	124,375
Organogenesis Holdings, Inc.(1)	5,386	27,899
ORIC Pharmaceuticals, Inc.(1)(2)	4,581	37,473
Oruka Therapeutics, Inc.(1)(2)	3,132	94,931
Palvella Therapeutics, Inc.(1)	580	60,709
Perspective Therapeutics, Inc.(1)(2)	5,476	15,059
Praxis Precision Medicines, Inc.(1)	1,866	549,985
Precigen, Inc.(1)	13,542	56,606
Prime Medicine, Inc.(1)	5,901	20,476
Protagonist Therapeutics, Inc.(1)	4,725	412,682
Protalix BioTherapeutics, Inc.(1)(2)	7,119	12,814
Protara Therapeutics, Inc.(1)	3,298	17,578
Prothena Corp. PLC(1)	3,428	32,737
PTC Therapeutics, Inc.(1)	6,439	489,106
Puma Biotechnology, Inc.(1)	4,055	24,127
Recursion Pharmaceuticals, Inc., Class A(1)	30,643	125,330
REGENXBIO, Inc.(1)	4,037	58,133
Relay Therapeutics, Inc.(1)	11,180	94,583
Replimune Group, Inc.(1)	6,167	59,943
Rezolute, Inc.(1)	6,834	16,128
Rhythm Pharmaceuticals, Inc.(1)	4,365	467,230
Rigel Pharmaceuticals, Inc.(1)	1,472	63,046
Security	Shares	Value
Biotechnology (continued)
Rocket Pharmaceuticals, Inc.(1)(2)	7,797	$ 27,367
Sana Biotechnology, Inc.(1)	13,411	54,583
Savara, Inc.(1)	11,495	69,315
Scholar Rock Holding Corp.(1)	6,783	298,791
SELLAS Life Sciences Group, Inc.(1)(2)	9,744	36,735
Sionna Therapeutics, Inc.(1)	1,302	53,564
Soleno Therapeutics, Inc.(1)	3,790	175,477
Solid Biosciences, Inc.(1)	4,926	27,783
Spyre Therapeutics, Inc.(1)(2)	5,593	183,227
Stoke Therapeutics, Inc.(1)(2)	3,748	118,962
Syndax Pharmaceuticals, Inc.(1)	7,119	149,570
Tango Therapeutics, Inc.(1)(2)	8,633	76,488
Taysha Gene Therapies, Inc.(1)	17,672	97,196
Tectonic Therapeutic, Inc.(1)(2)	1,122	23,405
Tevogen Bio Holdings, Inc.(1)	2,143	710
TG Therapeutics, Inc.(1)	11,790	351,460
Tonix Pharmaceuticals Holding Corp.(1)	773	12,074
Travere Therapeutics, Inc.(1)	6,697	255,892
TriSalus Life Sciences, Inc.(1)	1,629	11,370
TuHURA Biosciences, Inc.(1)	2,622	1,984
Twist Bioscience Corp.(1)	4,940	156,697
Tyra Biosciences, Inc.(1)	1,991	52,343
Upstream Bio, Inc.(1)(2)	2,741	74,418
UroGen Pharma Ltd.(1)	3,082	72,180
Vanda Pharmaceuticals, Inc.(1)	4,281	37,758
Vaxcyte, Inc.(1)	9,294	428,825
Vera Therapeutics, Inc.(1)	4,512	228,488
Veracyte, Inc.(1)	6,549	275,713
Verastem, Inc.(1)(2)	3,889	30,023
Vericel Corp.(1)	4,210	151,602
Vir Biotechnology, Inc.(1)	8,321	50,176
Viridian Therapeutics, Inc.(1)	6,486	201,844
Voyager Therapeutics, Inc.(1)	3,923	15,417
Xencor, Inc.(1)	5,885	90,099
Xenon Pharmaceuticals, Inc.(1)	6,168	276,450
XOMA Royalty Corp.(1)	959	25,500
Zenas Biopharma, Inc.(1)(2)	1,368	49,672
Zymeworks, Inc.(1)	4,164	109,638
		$22,361,160
Broadline Retail — 0.1%
Groupon, Inc.(1)(2)	2,090	$36,805
Kohl's Corp.	9,116	186,057
Savers Value Village, Inc.(1)	3,243	30,290
		$253,152
Building Products — 1.4%
American Woodmark Corp.(1)	1,200	$64,680
Apogee Enterprises, Inc.	1,769	64,409
AZZ, Inc.	2,482	266,021
CSW Industrials, Inc.	1,323	388,340

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Building Products (continued)
Gibraltar Industries, Inc.(1)	2,494	$ 123,303
Griffon Corp.	3,207	236,196
Insteel Industries, Inc.	1,562	49,469
Janus International Group, Inc.(1)	11,333	74,118
JELD-WEN Holding, Inc.(1)	8,463	20,819
MasterBrand, Inc.(1)	10,617	117,212
Modine Manufacturing Co.(1)	4,342	579,700
Quanex Building Products Corp.	3,851	59,228
Resideo Technologies, Inc.(1)	10,489	368,374
Tecnoglass, Inc.	2,239	112,666
UFP Industries, Inc.	4,724	430,120
Zurn Elkay Water Solutions Corp., Class C	12,459	579,219
		$3,533,874
Capital Markets — 1.7%
Acadian Asset Management, Inc.	2,243	$105,421
AlTi Global, Inc.(1)(2)	4,345	20,161
Artisan Partners Asset Management, Inc., Class A	5,232	213,152
Bakkt Holdings, Inc.(1)(2)	934	9,377
BGC Group, Inc., Class A	30,304	270,615
Cohen & Steers, Inc.	2,319	145,587
Diamond Hill Investment Group, Inc.	250	42,375
DigitalBridge Group, Inc.(2)	14,321	219,684
Donnelley Financial Solutions, Inc.(1)	2,224	103,839
Fold Holdings, Inc.(1)	503	1,313
Forge Global Holdings, Inc.(1)	1,041	46,387
GCM Grosvenor, Inc., Class A	4,316	48,857
Innventure, Inc.(1)	2,221	9,284
Marex Group PLC	4,498	172,543
MarketWise, Inc.	63	946
Miami International Holdings, Inc.(1)	1,912	84,855
Moelis & Co., Class A	6,036	414,915
Open Lending Corp., Class A(1)	9,892	15,333
P10, Inc., Class A(2)	5,554	54,485
Patria Investments Ltd., Class A(2)	5,415	86,044
Perella Weinberg Partners	5,195	89,873
Piper Sandler Cos.	1,450	492,579
PJT Partners, Inc., Class A	1,866	311,995
Siebert Financial Corp.(1)	1,444	5,068
Silvercrest Asset Management Group, Inc., Class A	744	11,301
StepStone Group, Inc., Class A	5,666	363,587
StoneX Group, Inc.(1)	3,979	378,522
Value Line, Inc.	91	3,497
Victory Capital Holdings, Inc., Class A	3,700	233,433
Virtus Investment Partners, Inc.	549	89,569
Webull Corp.(1)	22,170	172,261
Westwood Holdings Group, Inc.	761	13,097
WisdomTree, Inc.(2)	10,056	122,583
		$4,352,538
Security	Shares	Value
Chemicals — 1.4%
AdvanSix, Inc.	2,195	$ 37,974
American Vanguard Corp.(1)	2,506	9,573
Arq, Inc.(1)	2,422	7,920
Ascent Industries Co.(1)	812	13,146
ASP Isotopes, Inc.(1)	6,463	34,577
Aspen Aerogels, Inc.(1)	5,708	16,154
Avient Corp.	7,684	240,048
Balchem Corp.	2,667	409,011
Cabot Corp.	4,322	286,462
Chemours Co.	12,590	148,436
Core Molding Technologies, Inc.(1)	640	12,832
Ecovyst, Inc.(1)	9,789	95,247
Flotek Industries, Inc.(1)(2)	1,455	25,070
Hawkins, Inc.	1,632	231,842
HB Fuller Co.	4,572	271,851
Ingevity Corp.(1)	3,048	180,381
Innospec, Inc.	2,099	160,658
Intrepid Potash, Inc.(1)	1,100	30,503
Koppers Holdings, Inc.	1,614	43,707
Kronos Worldwide, Inc.	1,877	8,296
LSB Industries, Inc.(1)	4,372	37,162
Mativ Holdings, Inc.	4,515	54,857
Minerals Technologies, Inc.	2,640	160,908
Orion SA	5,576	29,441
Perimeter Solutions, Inc.(1)	11,302	311,144
PureCycle Technologies, Inc.(1)(2)	10,853	93,227
Quaker Chemical Corp.	1,168	160,378
Rayonier Advanced Materials, Inc.(1)	5,330	31,394
Sensient Technologies Corp.	3,433	322,530
Solesence, Inc.(1)	1,920	3,062
Stepan Co.	1,801	85,295
Trinseo PLC	3,476	1,728
Tronox Holdings PLC	11,640	48,539
Valhi, Inc.	189	2,278
		$3,605,631
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	4,948	$209,300
ACCO Brands Corp.	9,262	34,547
ACV Auctions, Inc., Class A(1)	14,035	112,561
BrightView Holdings, Inc.(1)	5,891	74,639
Brink's Co.	3,419	399,100
Casella Waste Systems, Inc., Class A(1)	5,107	500,180
Cimpress PLC(1)	1,412	94,025
CompX International, Inc.	124	2,885
CoreCivic, Inc.(1)	9,016	172,296
Deluxe Corp.	3,697	82,554
Ennis, Inc.	2,271	40,901
Enviri Corp.(1)	6,355	113,882
GEO Group, Inc.(1)	11,309	182,301
Healthcare Services Group, Inc.(1)	6,093	116,498

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
HNI Corp.	5,322	$ 223,737
Interface, Inc.	4,846	135,300
Liquidity Services, Inc.(1)	2,122	64,318
MillerKnoll, Inc.	5,654	103,355
Mobile Infrastructure Corp.(1)	1,470	3,749
Montrose Environmental Group, Inc.(1)	2,677	66,470
NL Industries, Inc.	532	2,910
OPENLANE, Inc.(1)	8,549	254,589
Perma-Fix Environmental Services, Inc.(1)(2)	1,232	15,511
Pitney Bowes, Inc.	13,102	138,488
Quad/Graphics, Inc.	2,612	16,377
UniFirst Corp.	1,189	229,358
Vestis Corp.(2)	9,782	65,246
Virco Mfg. Corp.(2)	1,023	6,537
		$3,461,614
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(1)	6,214	$54,000
Applied Optoelectronics, Inc.(1)(2)	4,902	170,884
Aviat Networks, Inc.(1)	1,092	23,347
BK Technologies Corp.(1)	277	20,661
Calix, Inc.(1)	4,929	260,892
Clearfield, Inc.(1)	961	28,013
CommScope Holding Co., Inc.(1)	17,832	323,294
Digi International, Inc.(1)	3,045	131,818
Extreme Networks, Inc.(1)	11,031	183,666
Harmonic, Inc.(1)	9,400	92,966
Inseego Corp.(1)(2)	1,268	13,022
NETGEAR, Inc.(1)	2,317	56,836
NetScout Systems, Inc.(1)	5,845	158,166
Ribbon Communications, Inc.(1)	8,663	24,949
Viasat, Inc.(1)	10,209	351,802
Viavi Solutions, Inc.(1)	17,980	320,404
		$2,214,720
Construction & Engineering — 2.2%
Ameresco, Inc., Class A(1)	2,684	$78,614
Arcosa, Inc.	3,944	419,326
Argan, Inc.	1,108	347,159
Bowman Consulting Group Ltd.(1)	1,174	38,766
Centuri Holdings, Inc.(1)	6,470	163,368
Concrete Pumping Holdings, Inc.	2,145	14,393
Construction Partners, Inc., Class A(1)	3,812	413,793
Dycom Industries, Inc.(1)	2,316	782,576
Fluor Corp.(1)	13,345	528,862
Granite Construction, Inc.	3,556	410,185
Great Lakes Dredge & Dock Corp.(1)	5,562	72,973
IES Holdings, Inc.(1)	755	293,710
Legence Corp., Class A(1)	3,060	131,702
Limbach Holdings, Inc.(1)	886	68,975
Matrix Service Co.(1)	2,591	30,315
Security	Shares	Value
Construction & Engineering (continued)
MYR Group, Inc.(1)	1,252	$ 273,562
NWPX Infrastructure, Inc.(1)	837	52,304
Orion Group Holdings, Inc.(1)	3,003	29,850
Primoris Services Corp.	4,395	545,595
Southland Holdings, Inc.(1)	310	1,029
Sterling Infrastructure, Inc.(1)	2,464	754,551
Tutor Perini Corp.	3,722	249,448
		$ 5,701,056
Construction Materials — 0.2%
Knife River Corp.(1)	4,645	$326,776
Smith-Midland Corp.(1)(2)	228	8,285
Titan America SA(1)	2,482	40,903
United States Lime & Minerals, Inc.	905	108,365
		$484,329
Consumer Finance — 1.0%
Atlanticus Holdings Corp.(1)	446	$29,860
Bread Financial Holdings, Inc.	3,718	275,244
Consumer Portfolio Services, Inc.(1)	1,073	10,011
Dave, Inc.(1)	842	186,427
Encore Capital Group, Inc.(1)	1,906	103,591
Enova International, Inc.(1)	1,959	307,955
FirstCash Holdings, Inc.	3,288	524,041
Green Dot Corp., Class A(1)	4,483	57,427
Jefferson Capital, Inc.	971	21,692
LendingClub Corp.(1)	9,464	179,248
LendingTree, Inc.(1)	934	49,586
Medallion Financial Corp.	1,835	18,882
Navient Corp.	5,795	75,335
Nelnet, Inc., Class A	908	120,728
NerdWallet, Inc., Class A(1)	3,499	47,412
Oportun Financial Corp.(1)	3,418	18,081
OppFi, Inc.	2,476	25,899
PRA Group, Inc.(1)	3,299	58,359
PROG Holdings, Inc.	3,287	96,934
Regional Management Corp.	947	36,696
Upstart Holdings, Inc.(1)(2)	7,037	307,728
Vroom, Inc.(1)	109	2,167
World Acceptance Corp.(1)	218	30,605
		$2,583,908
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc.	2,736	$145,473
Chefs' Warehouse, Inc.(1)	3,048	189,982
Grocery Outlet Holding Corp.(1)(2)	7,918	79,972
HF Foods Group, Inc.(1)	3,141	6,753
Ingles Markets, Inc., Class A	1,224	83,905
Natural Grocers by Vitamin Cottage, Inc.	1,078	27,004
PriceSmart, Inc.	2,146	263,250
United Natural Foods, Inc.(1)	5,010	168,687

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Village Super Market, Inc., Class A	934	$ 33,059
Weis Markets, Inc.	1,114	71,396
		$ 1,069,481
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	11,656	$ 47,790
Greif, Inc., Class A	2,118	143,389
Greif, Inc., Class B	446	33,312
Myers Industries, Inc.	3,134	58,668
O-I Glass, Inc.(1)	12,848	189,636
Ranpak Holdings Corp.(1)(2)	4,233	22,901
TriMas Corp.	2,776	98,409
		$594,105
Distributors — 0.1%
GigaCloud Technology, Inc., Class A(1)(2)	2,075	$81,506
Gold.com, Inc.	1,601	54,514
Weyco Group, Inc.	443	13,551
		$149,571
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(1)	2,967	$306,995
American Public Education, Inc.(1)	1,538	58,136
Carriage Services, Inc.	1,187	50,210
Coursera, Inc.(1)	11,559	85,074
Driven Brands Holdings, Inc.(1)(2)	4,991	73,967
European Wax Center, Inc., Class A(1)	3,368	12,125
frontdoor, Inc.(1)	5,958	343,717
Graham Holdings Co., Class B	268	294,425
KinderCare Learning Cos., Inc.(1)	2,915	12,593
Laureate Education, Inc.(1)	10,327	347,710
Lincoln Educational Services Corp.(1)	2,731	65,954
Matthews International Corp., Class A	2,494	65,143
McGraw Hill, Inc.(1)	1,961	32,356
Mister Car Wash, Inc.(1)(2)	9,174	51,007
Nerdy, Inc.(1)(2)	4,065	4,228
OneSpaWorld Holdings Ltd.	7,927	164,406
Perdoceo Education Corp.	5,142	150,815
Phoenix Education Partners, Inc.(1)	402	12,181
Strategic Education, Inc.	1,951	156,470
Stride, Inc.(1)	3,571	231,865
Udemy, Inc.(1)	9,103	53,253
Universal Technical Institute, Inc.(1)	3,900	101,907
Zspace, Inc.(1)	220	104
		$2,674,641
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	6,103	$125,966
Alpine Income Property Trust, Inc.	1,076	17,991
American Assets Trust, Inc.	4,346	82,270
Security	Shares	Value
Diversified REITs (continued)
Armada Hoffler Properties, Inc.	6,686	$ 44,261
Broadstone Net Lease, Inc.	15,858	275,453
CTO Realty Growth, Inc.	3,020	55,598
Essential Properties Realty Trust, Inc.	16,474	488,619
Gladstone Commercial Corp.	3,868	41,271
Global Net Lease, Inc.	16,736	143,930
Modiv Industrial, Inc.(2)	955	13,742
NexPoint Diversified Real Estate Trust(2)	3,014	11,544
		$1,300,645
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(1)	1,033	$22,550
ATN International, Inc.	967	22,048
Bandwidth, Inc., Class A(1)	2,355	36,385
Cogent Communications Holdings, Inc.(2)	3,763	81,130
Globalstar, Inc.(1)(2)	4,192	255,880
IDT Corp., Class B	1,360	69,645
Liberty Latin America Ltd., Class A(1)	3,362	24,845
Liberty Latin America Ltd., Class C(1)	10,599	79,068
Lumen Technologies, Inc.(1)	78,806	612,323
Shenandoah Telecommunications Co.(2)	4,830	55,835
Uniti Group, Inc.	13,577	95,175
		$1,354,884
Electric Utilities — 0.9%
Genie Energy Ltd., Class B	2,171	$29,916
Hawaiian Electric Industries, Inc.(1)	14,577	179,297
MGE Energy, Inc.	3,085	241,926
Oklo, Inc.(1)	8,980	644,405
Otter Tail Corp.	3,222	260,370
Portland General Electric Co.	9,217	442,324
TXNM Energy, Inc.	8,323	490,058
		$2,288,296
Electrical Equipment — 2.3%
Allient, Inc.	1,217	$65,414
American Superconductor Corp.(1)	3,652	105,105
Amprius Technologies, Inc.(1)	8,961	70,702
Array Technologies, Inc.(1)	12,691	117,011
Atkore, Inc.	2,813	177,922
Bloom Energy Corp., Class A(1)	18,063	1,569,494
EnerSys	3,032	444,946
Enovix Corp.(1)(2)	13,766	100,629
Eos Energy Enterprises, Inc.(1)(2)	25,500	292,230
Fluence Energy, Inc.(1)	5,182	102,500
Hyliion Holdings Corp.(1)	10,559	19,429
KULR Technology Group, Inc.(1)(2)	3,367	9,966
LSI Industries, Inc.	2,224	40,744
NANO Nuclear Energy, Inc.(1)(2)	3,251	78,056
Net Power, Inc.(1)(2)	2,072	4,724
Nextpower, Inc., Class A(1)	12,055	1,050,111

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Electrical Equipment (continued)
NuScale Power Corp.(1)	10,594	$ 150,117
Plug Power, Inc.(1)(2)	93,347	183,894
Powell Industries, Inc.	798	254,386
Power Solutions International, Inc.(1)(2)	695	39,712
Preformed Line Products Co.(2)	222	45,890
Shoals Technologies Group, Inc., Class A(1)	14,051	119,433
SKYX Platforms Corp.(1)	6,251	13,565
SunPower, Inc.(1)(2)	6,156	9,665
Sunrun, Inc.(1)	18,164	334,218
T1 Energy, Inc.(1)(2)	11,034	73,707
Thermon Group Holdings, Inc.(1)	2,747	102,079
Vicor Corp.(1)	1,952	213,939
		$5,789,588
Electronic Equipment, Instruments & Components — 3.2%
908 Devices, Inc.(1)	2,795	$14,674
Advanced Energy Industries, Inc.	3,114	651,978
Aeva Technologies, Inc.(1)(2)	2,560	33,997
Arlo Technologies, Inc.(1)	8,310	116,257
Badger Meter, Inc.	2,410	420,328
Bel Fuse, Inc., Class A	171	25,958
Bel Fuse, Inc., Class B	869	147,408
Belden, Inc.	3,180	370,629
Benchmark Electronics, Inc.	2,987	127,724
Climb Global Solutions, Inc.	324	33,304
CTS Corp.	2,441	104,646
Daktronics, Inc.(1)	3,227	63,798
ePlus, Inc.	2,205	193,379
Evolv Technologies Holdings, Inc.(1)	12,412	88,870
Fabrinet(1)	2,984	1,358,556
Frequency Electronics, Inc.(1)	672	36,180
Insight Enterprises, Inc.(1)	2,417	196,913
Itron, Inc.(1)	3,690	342,653
Kimball Electronics, Inc.(1)	2,033	56,558
Knowles Corp.(1)	7,141	153,032
Methode Electronics, Inc.	3,514	23,333
MicroVision, Inc.(1)(2)	25,047	20,741
Mirion Technologies, Inc.(1)	19,840	464,653
M-Tron Industries, Inc.(1)	251	13,358
Napco Security Technologies, Inc.	2,885	120,305
Neonode, Inc.(1)	1,072	1,865
nLIGHT, Inc.(1)	3,762	141,113
Novanta, Inc.(1)	2,932	348,879
OSI Systems, Inc.(1)	1,340	341,780
Ouster, Inc.(1)	4,246	91,883
PC Connection, Inc.	927	53,544
Plexus Corp.(1)	2,183	320,901
Powerfleet, Inc. NJ(1)	10,385	55,248
Richardson Electronics Ltd.	988	10,749
Rogers Corp.(1)	1,554	142,300
Sanmina Corp.(1)	4,317	647,852
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc.(1)	1,754	$ 68,511
TTM Technologies, Inc.(1)	8,417	580,773
Vishay Intertechnology, Inc.	10,125	146,711
Vishay Precision Group, Inc.(1)(2)	1,011	38,924
Vuzix Corp.(1)(2)	6,557	24,785
		$ 8,195,050
Energy Equipment & Services — 1.7%
Archrock, Inc.	14,274	$ 371,410
Atlas Energy Solutions, Inc.(2)	6,487	61,108
Borr Drilling Ltd.(1)	22,746	91,666
Bristow Group, Inc.(1)	2,378	87,082
Cactus, Inc., Class A	5,567	254,301
Core Laboratories, Inc.(2)	3,925	62,918
DMC Global, Inc.(1)	1,926	12,885
Energy Services of America Corp.	1,207	9,861
Expro Group Holdings NV(1)	7,238	96,627
Flowco Holdings, Inc., Class A	1,986	37,218
Forum Energy Technologies, Inc.(1)	810	29,930
Helix Energy Solutions Group, Inc.(1)	11,624	72,882
Helmerich & Payne, Inc.	8,080	231,734
Innovex International, Inc.(1)	3,240	70,859
Kodiak Gas Services, Inc.	6,863	256,676
Liberty Energy, Inc.	13,204	243,746
Mammoth Energy Services, Inc.(1)	1,924	3,559
Nabors Industries Ltd.(1)(2)	1,289	69,993
National Energy Services Reunited Corp.(1)	5,096	79,803
Natural Gas Services Group, Inc.	1,051	35,366
Noble Corp. PLC	10,557	298,130
Oceaneering International, Inc.(1)	7,855	188,756
Oil States International, Inc.(1)	4,942	33,457
Patterson-UTI Energy, Inc.	29,522	180,379
ProFrac Holding Corp., Class A(1)	1,873	7,286
ProPetro Holding Corp.(1)	6,780	64,478
Ranger Energy Services, Inc., Class A	1,283	17,936
RPC, Inc.	8,391	45,647
SEACOR Marine Holdings, Inc.(1)	1,989	11,974
Seadrill Ltd.(1)	5,101	176,495
Select Water Solutions, Inc.	7,799	82,045
Solaris Energy Infrastructure, Inc., Class A	3,436	157,953
TETRA Technologies, Inc.(1)	10,616	99,472
Tidewater, Inc.(1)	4,112	207,697
Transocean Ltd.(1)	75,453	311,621
Valaris Ltd.(1)	5,069	255,478
		$4,318,428
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(1)	41,964	$65,464
Atlanta Braves Holdings, Inc., Class A(1)	690	29,318
Atlanta Braves Holdings, Inc., Class C(1)	3,858	152,198
Cinemark Holdings, Inc.	8,689	201,932

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Entertainment (continued)
CuriosityStream, Inc.	3,263	$ 12,399
Eventbrite, Inc., Class A(1)	7,686	34,203
Gaia, Inc.(1)	1,740	6,316
Golden Matrix Group, Inc.(1)	1,948	1,560
IMAX Corp.(1)	3,659	135,237
Lionsgate Studios Corp.(1)	17,122	156,324
Madison Square Garden Entertainment Corp.(1)	3,314	178,591
Marcus Corp.	1,852	28,725
Playstudios, Inc.(1)	8,439	5,498
Playtika Holding Corp.	5,743	22,685
Reservoir Media, Inc.(1)	1,534	11,612
Sphere Entertainment Co.(1)(2)	2,323	220,871
Starz Entertainment Corp.(1)	1,266	14,812
Vivid Seats, Inc., Class A(1)	371	2,675
		$1,280,420
Financial Services — 2.0%
Acacia Research Corp.(1)(2)	3,139	$11,740
Alerus Financial Corp.	1,964	44,229
Banco Latinoamericano de Comercio Exterior SA	2,385	106,371
Better Home & Finance Holding Co.(1)(2)	501	16,323
Burford Capital Ltd.	16,814	149,981
Cannae Holdings, Inc.	3,842	60,435
Cantaloupe, Inc.(1)	4,927	52,325
Cass Information Systems, Inc.	1,012	42,018
Compass Diversified Holdings	5,681	27,269
Enact Holdings, Inc.	2,419	95,889
Essent Group Ltd.	7,852	510,459
EVERTEC, Inc.	5,377	156,417
Federal Agricultural Mortgage Corp., Class C	780	136,945
Finance of America Cos., Inc., Class A(1)(2)	453	10,967
Flywire Corp.(1)	9,800	138,768
HA Sustainable Infrastructure Capital, Inc.	10,024	315,054
International Money Express, Inc.(1)	2,292	35,205
Jackson Financial, Inc., Class A	5,722	610,251
loanDepot, Inc., Class A(1)	8,336	17,256
Marqeta, Inc., Class A(1)	29,658	140,875
Merchants Bancorp	2,167	73,808
NCR Atleos Corp.(1)	6,122	233,309
NewtekOne, Inc.	1,925	21,849
NMI Holdings, Inc., Class A(1)	6,533	266,481
Onity Group, Inc.(1)(2)	531	24,314
Pagseguro Digital Ltd., Class A	14,976	144,369
Payoneer Global, Inc.(1)	23,275	130,806
Paysafe Ltd.(1)(2)	3,202	25,904
Paysign, Inc.(1)	2,696	13,884
PennyMac Financial Services, Inc.	2,375	313,120
Priority Technology Holdings, Inc.(1)(2)	1,924	10,486
Radian Group, Inc.	11,011	396,286
Remitly Global, Inc.(1)	13,956	192,593
Repay Holdings Corp.(1)(2)	5,473	19,976
Security	Shares	Value
Financial Services (continued)
Security National Financial Corp., Class A(1)	1,578	$ 14,218
Sezzle, Inc.(1)(2)	1,330	84,422
StoneCo Ltd., Class A(1)	20,995	310,516
SWK Holdings Corp.	267	4,592
Triller Group, Inc.(1)	10,521	337
Velocity Financial, Inc.(1)	1,144	23,749
Walker & Dunlop, Inc.	2,756	165,773
Waterstone Financial, Inc.	1,233	20,406
		$5,169,975
Food Products — 0.7%
Alico, Inc.	470	$17,099
B&G Foods, Inc.	7,068	30,392
Beyond Meat, Inc.(1)(2)	31,122	25,520
BRC, Inc., Class A(1)(2)	4,075	4,523
Calavo Growers, Inc.	1,707	37,127
Cal-Maine Foods, Inc.	3,594	285,975
Dole PLC	6,707	100,538
Forafric Global PLC(1)	431	4,754
Fresh Del Monte Produce, Inc.	2,777	98,945
Hain Celestial Group, Inc.(1)(2)	8,890	9,512
J&J Snack Foods Corp.	1,297	117,210
John B. Sanfilippo & Son, Inc.	656	46,314
Lifeway Foods, Inc.(1)(2)	441	10,685
Limoneira Co.	1,446	18,256
Mama's Creations, Inc.(1)	3,224	43,492
Marzetti Co.	1,680	276,226
Mission Produce, Inc.(1)	3,565	41,354
Seneca Foods Corp., Class A(1)	439	48,567
Simply Good Foods Co.(1)	7,530	151,202
SunOpta, Inc.(1)	8,959	34,044
Tootsie Roll Industries, Inc.(2)	1,514	55,458
TreeHouse Foods, Inc.(1)	4,202	99,125
Utz Brands, Inc.	6,050	62,799
Vital Farms, Inc.(1)	2,894	92,434
Westrock Coffee Co.(1)	3,320	13,512
		$1,725,063
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A(2)	9,785	$444,239
Chesapeake Utilities Corp.	1,911	238,416
New Jersey Resources Corp.	8,207	378,507
Northwest Natural Holding Co.	3,383	158,122
ONE Gas, Inc.	4,865	375,821
RGC Resources, Inc.	661	14,079
Southwest Gas Holdings, Inc.	5,259	420,825
Spire, Inc.	4,740	391,998
		$2,422,007
Ground Transportation — 0.3%
ArcBest Corp.	1,907	$141,480

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Ground Transportation (continued)
Covenant Logistics Group, Inc.	1,406	$ 30,988
FTAI Infrastructure, Inc.(2)	9,864	45,473
Heartland Express, Inc.	3,559	32,138
Hertz Global Holdings, Inc.(1)(2)	9,869	50,727
Marten Transport Ltd.	4,875	55,478
PAMT Corp.(1)	502	6,064
Proficient Auto Logistics, Inc.(1)	1,532	14,769
RXO, Inc.(1)(2)	13,202	166,873
Universal Logistics Holdings, Inc.(2)	475	7,215
Werner Enterprises, Inc.	4,846	145,428
		$696,633
Health Care Equipment & Supplies — 2.6%
Accuray, Inc.(1)	7,702	$6,351
Acme United Corp.	339	13,665
Alphatec Holdings, Inc.(1)	9,692	203,920
AngioDynamics, Inc.(1)	3,837	49,267
Anteris Technologies Global Corp.(1)(2)	1,520	7,585
Artivion, Inc.(1)	3,420	155,986
AtriCure, Inc.(1)	4,043	159,941
Avanos Medical, Inc.(1)	3,744	42,045
AxoGen, Inc.(1)	3,702	121,166
Beta Bionics, Inc.(1)	3,202	97,565
Bioventus, Inc., Class A(1)(2)	3,678	27,364
Butterfly Network, Inc.(1)(2)	16,221	61,640
CapsoVision, Inc.(1)	475	5,078
Carlsmed, Inc.(1)	565	6,978
Ceribell, Inc.(1)	2,104	46,141
Cerus Corp.(1)	17,500	36,050
ClearPoint Neuro, Inc.(1)(2)	2,225	30,438
CONMED Corp.	2,604	105,722
CVRx, Inc.(1)	918	6,518
Delcath Systems, Inc.(1)(2)	3,075	31,058
Electromed, Inc.(1)	704	20,501
Embecta Corp.	4,890	58,093
Enovis Corp.(1)	4,777	127,259
Glaukos Corp.(1)	4,634	523,225
Haemonetics Corp.(1)	3,914	313,707
ICU Medical, Inc.(1)	2,020	288,193
Inogen, Inc.(1)	1,598	10,739
Integer Holdings Corp.(1)	2,881	225,957
Integra LifeSciences Holdings Corp.(1)	5,603	69,589
iRadimed Corp.	721	70,139
iRhythm Technologies, Inc.(1)	2,589	459,392
Kestra Medical Technologies Ltd.(1)(2)	1,343	35,616
KORU Medical Systems, Inc.(1)	4,336	25,192
Lantheus Holdings, Inc.(1)	5,441	362,099
LeMaitre Vascular, Inc.	1,743	141,357
LENSAR, Inc.(1)(2)	961	11,176
LivaNova PLC(1)	4,556	280,331
Lucid Diagnostics, Inc.(1)(2)	7,067	7,703
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc.(1)	4,749	$ 418,577
Myomo, Inc.(1)(2)	3,324	3,025
Neogen Corp.(1)	18,273	127,728
Neuronetics, Inc.(1)	3,692	5,095
NeuroPace, Inc.(1)	2,455	37,905
Novocure Ltd.(1)	8,489	109,763
Omnicell, Inc.(1)	3,893	176,353
OraSure Technologies, Inc.(1)	7,452	18,034
Orthofix Medical, Inc.(1)	3,494	52,969
OrthoPediatrics Corp.(1)(2)	1,565	27,794
Outset Medical, Inc.(1)	1,809	6,711
Picard Medical, Inc.(1)	402	704
PROCEPT BioRobotics Corp.(1)	4,389	138,078
Pro-Dex, Inc.(1)(2)	216	8,312
Pulmonx Corp.(1)	3,617	7,994
Pulse Biosciences, Inc.(1)(2)	1,864	25,593
QuidelOrtho Corp.(1)	5,665	161,792
RxSight, Inc.(1)	2,936	30,593
Sanara Medtech, Inc.(1)	313	7,309
SANUWAVE Health, Inc.(1)	716	21,365
Semler Scientific, Inc.(1)	1,005	15,366
Shoulder Innovations, Inc.(1)	400	5,720
SI-BONE, Inc.(1)	3,173	62,572
Sight Sciences, Inc.(1)	3,442	27,295
STAAR Surgical Co.(1)	4,171	96,308
Stereotaxis, Inc.(1)	5,370	12,351
Tactile Systems Technology, Inc.(1)	1,945	56,405
Tandem Diabetes Care, Inc.(1)	5,586	122,780
TransMedics Group, Inc.(1)(2)	2,778	337,944
Treace Medical Concepts, Inc.(1)	4,493	11,008
UFP Technologies, Inc.(1)	629	139,657
Utah Medical Products, Inc.	296	16,564
Varex Imaging Corp.(1)	3,855	44,911
		$6,579,321
Health Care Providers & Services — 3.1%
AdaptHealth Corp.(1)	8,512	$84,779
Addus HomeCare Corp.(1)	1,517	162,911
agilon health, Inc.(1)	30,224	20,815
AirSculpt Technologies, Inc.(1)	1,398	2,768
Alignment Healthcare, Inc.(1)	13,773	272,017
AMN Healthcare Services, Inc.(1)	3,202	50,464
Ardent Health, Inc.(1)	2,413	21,307
Astrana Health, Inc.(1)	3,409	84,577
Aveanna Healthcare Holdings, Inc.(1)	5,649	46,152
BrightSpring Health Services, Inc.(1)	8,993	336,788
Brookdale Senior Living, Inc.(1)	19,181	206,963
Castle Biosciences, Inc.(1)	2,373	92,310
Clover Health Investments Corp.(1)(2)	33,733	79,273
Community Health Systems, Inc.(1)	12,400	38,688
Concentra Group Holdings Parent, Inc.	9,487	186,704

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Health Care Providers & Services (continued)
CorVel Corp.(1)	2,433	$ 164,641
Cross Country Healthcare, Inc.(1)	2,614	21,173
DocGo, Inc.(1)	10,639	9,339
Enhabit, Inc.(1)	4,023	37,092
Ensign Group, Inc.	4,640	808,288
Fulgent Genetics, Inc.(1)	1,679	44,107
GeneDx Holdings Corp.(1)	1,569	204,064
Guardant Health, Inc.(1)	10,034	1,024,873
Guardian Pharmacy Services, Inc., Class A(1)	1,647	49,558
HealthEquity, Inc.(1)	7,049	645,759
Hims & Hers Health, Inc.(1)(2)	16,938	549,977
Innovage Holding Corp.(1)	1,437	7,458
Joint Corp.(1)(2)	1,060	9,243
LifeStance Health Group, Inc.(1)	13,501	95,047
Nano-X Imaging Ltd.(1)	6,560	18,368
National HealthCare Corp.	1,061	145,452
National Research Corp.(2)	982	18,432
NeoGenomics, Inc.(1)	10,778	126,749
Nutex Health, Inc.(1)	290	47,740
Omada Health, Inc.(1)	769	12,135
Oncology Institute, Inc.(1)	6,026	21,453
OPKO Health, Inc.(1)	31,889	40,180
Option Care Health, Inc.(1)	12,970	413,224
Owens & Minor, Inc.(1)	7,381	20,667
PACS Group, Inc.(1)	3,681	141,314
Pediatrix Medical Group, Inc.(1)	7,132	152,553
Pennant Group, Inc.(1)	2,831	79,693
Privia Health Group, Inc.(1)	9,611	227,877
Progyny, Inc.(1)	6,276	161,168
RadNet, Inc.(1)	5,545	395,636
SBC Medical Group Holdings, Inc.(1)	577	2,487
Select Medical Holdings Corp.	8,728	129,611
Sonida Senior Living, Inc.(1)	335	10,924
Strata Critical Medical, Inc.(1)(2)	6,547	31,491
Surgery Partners, Inc.(1)	6,462	99,838
Talkspace, Inc.(1)(2)	12,044	43,720
U.S. Physical Therapy, Inc.	1,260	98,393
Viemed Healthcare, Inc.(1)	2,819	20,945
		$7,817,185
Health Care REITs — 1.0%
American Healthcare REIT, Inc.	13,972	$657,522
CareTrust REIT, Inc.	18,573	671,600
Community Healthcare Trust, Inc.	2,538	41,674
Diversified Healthcare Trust	18,347	88,983
Global Medical REIT, Inc.	1,212	40,893
LTC Properties, Inc.	3,803	130,747
National Health Investors, Inc.	3,864	295,094
Sabra Health Care REIT, Inc.	19,312	365,769
Sila Realty Trust, Inc.	4,651	108,415
Strawberry Fields REIT, Inc.	571	7,480
Security	Shares	Value
Health Care REITs (continued)
Universal Health Realty Income Trust	1,078	$ 42,268
		$ 2,450,445
Health Care Technology — 0.3%
Claritev Corp.(1)	642	$ 27,446
Definitive Healthcare Corp.(1)	4,806	13,793
Evolent Health, Inc., Class A(1)	9,805	39,220
Health Catalyst, Inc.(1)	5,546	13,255
HealthStream, Inc.	2,048	47,247
HeartFlow, Inc.(1)	1,576	45,940
LifeMD, Inc.(1)	3,399	11,591
OptimizeRx Corp.(1)	1,258	15,423
Phreesia, Inc.(1)	4,782	80,911
Schrodinger, Inc.(1)(2)	4,704	84,108
Simulations Plus, Inc.(1)	1,576	28,730
Teladoc Health, Inc.(1)(2)	14,694	102,858
TruBridge, Inc.(1)	1,020	22,511
Waystar Holding Corp.(1)	9,142	299,401
		$832,434
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	18,721	$221,844
Braemar Hotels & Resorts, Inc.	5,189	14,892
Chatham Lodging Trust	4,756	32,388
DiamondRock Hospitality Co.	17,235	154,426
Pebblebrook Hotel Trust	9,827	111,242
RLJ Lodging Trust	11,153	83,090
Ryman Hospitality Properties, Inc.	5,119	484,360
Service Properties Trust	12,917	23,767
Summit Hotel Properties, Inc.	8,643	42,091
Sunstone Hotel Investors, Inc.	14,775	132,088
Xenia Hotels & Resorts, Inc.	8,269	116,924
		$1,417,112
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc.(1)	4,152	$47,374
Bally's Corp.(1)	749	12,373
Biglari Holdings, Inc., Class B(1)	56	18,616
BJ's Restaurants, Inc.(1)	1,686	66,428
Black Rock Coffee Bar, Inc., Class A(1)	1,330	29,593
Bloomin' Brands, Inc.	7,737	47,737
Brightstar Lottery PLC	8,522	131,921
Brinker International, Inc.(1)	3,670	526,718
Cheesecake Factory, Inc.	3,866	195,156
Cracker Barrel Old Country Store, Inc.	1,857	47,168
Dave & Buster's Entertainment, Inc.(1)	2,272	36,829
Denny's Corp.(1)	4,997	31,081
Dine Brands Global, Inc.(2)	1,290	41,461
El Pollo Loco Holdings, Inc.(1)	2,823	29,529
First Watch Restaurant Group, Inc.(1)	4,467	67,362
Genius Sports Ltd.(1)	18,281	201,457

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Global Business Travel Group, Inc. (1)(2)	10,603	$ 81,113
Golden Entertainment, Inc.	1,632	44,374
Hilton Grand Vacations, Inc.(1)	5,042	225,629
Inspired Entertainment, Inc.(1)	1,661	15,547
Jack in the Box, Inc.	1,566	29,676
Krispy Kreme, Inc.	6,513	26,182
Kura Sushi USA, Inc., Class A(1)(2)	575	30,090
Life Time Group Holdings, Inc.(1)	12,274	326,243
Lindblad Expeditions Holdings, Inc.(1)	3,449	49,735
Marriott Vacations Worldwide Corp.	2,329	134,360
Monarch Casino & Resort, Inc.	1,066	102,016
Nathan's Famous, Inc.	233	21,802
Navan, Inc., Class A(1)	3,036	51,855
Papa John's International, Inc.	2,734	105,232
Portillo's, Inc., Class A(1)(2)	5,292	24,026
Pursuit Attractions and Hospitality, Inc. (1)	1,724	58,064
RCI Hospitality Holdings, Inc.(2)	845	20,145
Red Rock Resorts, Inc., Class A	4,083	252,942
Rush Street Interactive, Inc.(1)	7,416	144,093
Sabre Corp.(1)	30,309	41,220
Serve Robotics, Inc.(1)	5,075	52,678
Shake Shack, Inc., Class A(1)	3,250	263,802
Six Flags Entertainment Corp.(1)	8,020	123,027
Super Group SGHC Ltd.	13,313	159,090
Sweetgreen, Inc., Class A(1)(2)	8,652	58,488
Target Hospitality Corp.(1)	3,084	24,703
United Parks & Resorts, Inc.(1)	2,269	82,365
Xponential Fitness, Inc., Class A(1)(2)	2,041	16,797
		$4,096,097
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	832	$13,944
Beazer Homes USA, Inc.(1)	2,352	47,675
Cavco Industries, Inc.(1)	638	376,892
Century Communities, Inc.	2,179	129,324
Champion Homes, Inc.(1)	4,594	388,193
Cricut, Inc., Class A	4,718	23,354
Dream Finders Homes, Inc., Class A(1)(2)	2,523	43,143
Ethan Allen Interiors, Inc.	1,941	44,333
Flexsteel Industries, Inc.	452	17,850
Green Brick Partners, Inc.(1)	2,612	163,668
Hamilton Beach Brands Holding Co., Class A	835	13,736
Helen of Troy Ltd.(1)	1,914	40,673
Hovnanian Enterprises, Inc., Class A(1)	398	38,821
Installed Building Products, Inc.	1,923	498,807
KB Home	5,130	289,383
La-Z-Boy, Inc.	3,468	129,252
Legacy Housing Corp.(1)	819	15,987
Leggett & Platt, Inc.	11,147	122,617
LGI Homes, Inc.(1)	1,738	74,665
Lovesac Co.(1)	1,384	20,414
Security	Shares	Value
Household Durables (continued)
M/I Homes, Inc.(1)	2,181	$ 279,059
Meritage Homes Corp.	5,658	372,296
Sonos, Inc.(1)	9,831	172,632
Taylor Morrison Home Corp.(1)	7,799	459,127
Traeger, Inc.(1)	3,429	3,703
TRI Pointe Homes, Inc.(1)	6,885	216,671
		$ 3,996,219
Household Products — 0.2%
Central Garden & Pet Co.(1)	711	$22,859
Central Garden & Pet Co., Class A(1)	4,223	123,269
Energizer Holdings, Inc.	5,088	101,200
Oil-Dri Corp. of America	829	40,571
Spectrum Brands Holdings, Inc.	1,992	117,687
WD-40 Co.	1,105	217,575
		$623,161
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	2,593	$49,371
Montauk Renewables, Inc.(1)	6,625	11,064
Ormat Technologies, Inc.	4,960	547,931
		$608,366
Industrial Conglomerates — 0.0%†
Brookfield Business Corp., Class A(2)	1,949	$69,930
		$69,930
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	4,469	$24,758
Innovative Industrial Properties, Inc.	2,322	109,970
LXP Industrial Trust	4,874	241,653
One Liberty Properties, Inc.	1,874	38,023
Plymouth Industrial REIT, Inc.	3,429	75,027
Terreno Realty Corp.	8,477	497,685
		$987,116
Insurance — 1.9%
Abacus Global Management, Inc.(2)	3,372	$28,831
American Coastal Insurance Corp., Class C	2,528	31,929
American Integrity Insurance Group, Inc.(1)	669	13,935
AMERISAFE, Inc.	1,586	60,918
Aspen Insurance Holdings Ltd., Class A(1)(2)	1,290	47,859
Ategrity Specialty Holdings LLC(1)	525	11,030
Baldwin Insurance Group, Inc.(1)(2)	5,874	141,152
Bowhead Specialty Holdings, Inc.(1)	1,602	45,721
Citizens, Inc.(1)(2)	4,617	22,300
CNO Financial Group, Inc.	7,815	331,903
Crawford & Co., Class A	1,459	16,414
Donegal Group, Inc., Class A	1,516	30,290
eHealth, Inc.(1)	2,938	13,515

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Insurance (continued)
Employers Holdings, Inc.	2,017	$ 87,074
F&G Annuities & Life, Inc.	3,079	94,987
Fidelis Insurance Holdings Ltd.	4,865	95,208
Genworth Financial, Inc., Class A(1)	33,013	298,107
GoHealth, Inc., Class A(1)	324	697
Goosehead Insurance, Inc., Class A	2,016	148,478
Greenlight Capital Re Ltd., Class A(1)	2,647	38,593
Hamilton Insurance Group Ltd., Class B(1)	3,835	106,996
HCI Group, Inc.	894	171,371
Heritage Insurance Holdings, Inc.(1)	1,915	56,033
Hippo Holdings, Inc.(1)	1,496	45,000
Horace Mann Educators Corp.	3,407	157,335
Investors Title Co.	111	27,710
James River Group Holdings, Inc.	3,680	23,405
Kestrel Group Ltd.(1)	374	3,830
Kingstone Cos., Inc.	1,128	18,984
Kingsway Financial Services, Inc.(1)(2)	1,851	24,896
Lemonade, Inc.(1)(2)	4,917	349,992
MBIA, Inc.(1)	4,850	34,726
Mercury General Corp.	2,249	211,541
NI Holdings, Inc.(1)	903	12,010
Octave Specialty Group, Inc.(1)	3,648	28,381
Oscar Health, Inc., Class A(1)	16,224	233,139
Palomar Holdings, Inc.(1)	2,204	297,011
ProAssurance Corp.(1)	4,268	103,115
Root, Inc., Class A(1)	960	69,341
Safety Insurance Group, Inc.	1,233	96,063
Selective Insurance Group, Inc.	4,940	413,330
Selectquote, Inc.(1)	12,128	17,100
SiriusPoint Ltd.(1)	8,567	187,532
Skyward Specialty Insurance Group, Inc.(1)	2,987	152,666
Slide Insurance Holdings, Inc.(1)	2,234	43,518
Stewart Information Services Corp.	2,324	163,284
Tiptree, Inc.	2,311	42,222
Trupanion, Inc.(1)(2)	3,101	115,884
United Fire Group, Inc.	1,759	63,940
Universal Insurance Holdings, Inc.	2,125	71,825
		$4,901,121
Interactive Media & Services — 0.5%
Angi, Inc.(1)	3,399	$43,949
Arena Group Holdings, Inc.(1)	1,318	5,272
Bumble, Inc., Class A(1)	6,082	21,713
CarGurus, Inc.(1)	6,878	263,771
Cars.com, Inc.(1)	4,810	58,682
EverQuote, Inc., Class A(1)	2,319	62,613
fuboTV, Inc., Class A(1)	27,883	70,265
Getty Images Holdings, Inc.(1)	9,829	13,171
Grindr, Inc.(1)(2)	2,788	37,750
MediaAlpha, Inc., Class A(1)	3,026	39,187
Nextdoor Holdings, Inc.(1)	17,089	35,887
Security	Shares	Value
Interactive Media & Services (continued)
QuinStreet, Inc.(1)	4,547	$ 65,340
Rumble, Inc.(1)(2)	8,044	50,838
Shutterstock, Inc.	2,037	38,907
Teads Holding Co.(1)	4,048	2,849
Travelzoo(1)	649	4,621
TripAdvisor, Inc.(1)	9,724	141,581
TrueCar, Inc.(1)	7,838	17,714
Webtoon Entertainment, Inc.(1)(2)	1,534	19,988
Yelp, Inc.(1)	5,167	157,025
Ziff Davis, Inc.(1)	3,488	122,603
ZipRecruiter, Inc., Class A(1)	6,932	27,035
		$1,300,761
IT Services — 0.6%
Applied Digital Corp.(1)(2)	19,692	$482,848
ASGN, Inc.(1)	3,383	162,959
Backblaze, Inc., Class A(1)	4,475	20,853
BigBear.ai Holdings, Inc.(1)(2)	35,218	190,177
Commerce.com, Inc., Series 1(1)	6,679	27,517
Crexendo, Inc.(1)	1,477	9,556
CSP, Inc.	708	8,850
DigitalOcean Holdings, Inc.(1)(2)	5,716	275,054
Fastly, Inc., Class A(1)	11,449	116,551
Grid Dynamics Holdings, Inc.(1)	6,229	56,248
Hackett Group, Inc.	2,467	48,427
Information Services Group, Inc.	2,665	15,404
Rackspace Technology, Inc.(1)	7,773	7,547
TSS, Inc.(1)(2)	1,863	13,171
Tucows, Inc., Class A(1)	790	17,712
Unisys Corp.(1)	6,557	18,097
VTEX, Class A(1)	5,897	22,173
Whitefiber, Inc.(1)	887	14,015
		$1,507,159
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,307	$184,145
American Outdoor Brands, Inc.(1)	1,254	9,694
Clarus Corp.	2,191	7,340
Escalade, Inc.	822	11,089
Funko, Inc., Class A(1)	3,416	11,614
JAKKS Pacific, Inc.	597	10,077
Johnson Outdoors, Inc., Class A	405	17,192
Latham Group, Inc.(1)	4,588	29,134
Malibu Boats, Inc., Class A(1)	1,544	43,556
Marine Products Corp.(2)	813	7,122
MasterCraft Boat Holdings, Inc.(1)	1,615	30,540
Peloton Interactive, Inc., Class A(1)	31,529	194,219
Polaris, Inc.	4,457	281,905
Smith & Wesson Brands, Inc.	3,707	36,588
Sturm Ruger & Co., Inc.	1,342	43,816

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Leisure Products (continued)
Topgolf Callaway Brands Corp.(1)	11,033	$ 128,755
		$ 1,046,786
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A(1)	8,961	$ 146,154
Adaptive Biotechnologies Corp.(1)	12,485	202,756
Alpha Teknova, Inc.(1)(2)	1,108	4,210
Atlantic International Corp.(1)	1,099	1,462
Azenta, Inc.(1)	3,411	113,450
BioLife Solutions, Inc.(1)	3,169	76,626
Codexis, Inc.(1)(2)	8,428	13,738
CryoPort, Inc.(1)	4,259	40,886
Cytek Biosciences, Inc.(1)	9,823	49,606
Fortrea Holdings, Inc.(1)	7,632	131,652
Ginkgo Bioworks Holdings, Inc.(1)	3,284	27,290
Lifecore Biomedical, Inc.(1)	2,087	17,072
Maravai LifeSciences Holdings, Inc., Class A(1)	10,821	35,168
MaxCyte, Inc.(1)	10,250	15,888
Mesa Laboratories, Inc.	509	39,957
Niagen Bioscience, Inc.(1)(2)	4,797	30,509
OmniAb, Inc.(1)	9,652	17,856
OmniAb, Inc. ($12.50 earnout shares)(1)(3)(4)	462	0
OmniAb, Inc. ($15.00 earnout shares)(1)(3)(4)	462	0
Pacific Biosciences of California, Inc.(1)	26,094	48,796
Personalis, Inc.(1)(2)	4,235	33,711
Quanterix Corp.(1)	3,475	22,101
Quantum-Si, Inc.(1)	14,401	15,841
Standard BioTools, Inc.(1)	29,558	37,834
		$1,122,563
Machinery — 3.6%
3D Systems Corp.(1)	12,675	$22,435
Aebi Schmidt Holding AG	3,533	44,692
AirJoule Technologies Corp.(1)	2,194	8,644
Alamo Group, Inc.	864	145,040
Albany International Corp., Class A	2,526	128,068
Alliance Laundry Holdings, Inc.(1)	3,552	72,283
Astec Industries, Inc.	1,912	82,828
Atmus Filtration Technologies, Inc.	6,782	352,054
Blue Bird Corp.(1)	2,648	124,456
CECO Environmental Corp.(1)	2,438	145,914
Chart Industries, Inc.(1)	3,737	770,682
Columbus McKinnon Corp.	2,340	40,365
Douglas Dynamics, Inc.	1,893	61,806
Eastern Co.	510	10,042
Energy Recovery, Inc.(1)	4,452	60,057
Enerpac Tool Group Corp.	4,532	173,304
Enpro, Inc.	1,717	367,661
ESCO Technologies, Inc.	2,112	412,664
Federal Signal Corp.	4,979	540,670
Franklin Electric Co., Inc.	3,151	301,015
Security	Shares	Value
Machinery (continued)
Gencor Industries, Inc.(1)	870	$ 11,275
Gorman-Rupp Co.	1,753	83,706
Graham Corp.(1)	844	54,210
Greenbrier Cos., Inc.	2,527	118,112
Helios Technologies, Inc.	2,772	148,274
Hillenbrand, Inc.	5,902	187,211
Hillman Solutions Corp.(1)	16,554	143,358
Hyster-Yale, Inc.	1,071	31,819
JBT Marel Corp.	4,316	650,292
Kadant, Inc.	985	280,745
Kennametal, Inc.	6,365	180,830
L B Foster Co., Class A(1)	888	23,932
Lindsay Corp.	911	107,380
Luxfer Holdings PLC	2,400	32,472
Manitowoc Co., Inc.(1)	3,438	41,222
Mayville Engineering Co., Inc.(1)	1,454	27,219
Microvast Holdings, Inc.(1)(2)	16,625	46,550
Miller Industries, Inc.	1,050	39,238
Mueller Water Products, Inc., Class A	12,669	301,776
Omega Flex, Inc.	248	7,301
Palladyne AI Corp.(1)	2,607	11,106
Park-Ohio Holdings Corp.	693	14,511
Proto Labs, Inc.(1)	1,988	100,573
REV Group, Inc.	4,056	246,645
Richtech Robotics, Inc., Class B(1)	12,440	40,181
SPX Technologies, Inc.(1)	3,984	797,039
Standex International Corp.	1,005	218,366
Tennant Co.	1,571	115,783
Terex Corp.	5,390	287,718
Titan International, Inc.(1)	4,063	31,813
Trinity Industries, Inc.	6,843	180,929
Wabash National Corp.	3,439	29,747
Watts Water Technologies, Inc., Class A	2,269	626,289
Worthington Enterprises, Inc.	2,629	135,578
		$9,217,880
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(1)	859	$13,237
Costamare, Inc.	3,738	59,023
Genco Shipping & Trading Ltd.(2)	2,837	52,286
Himalaya Shipping Ltd.(1)	2,261	20,575
Matson, Inc.	2,554	315,547
Pangaea Logistics Solutions Ltd.	3,008	20,695
Safe Bulkers, Inc.	4,679	22,553
		$503,916
Media — 1.0%
Advantage Solutions, Inc.(1)(2)	8,993	$7,914
AMC Networks, Inc., Class A(1)(2)	3,026	28,808
Boston Omaha Corp., Class A(1)(2)	2,278	28,179
Cable One, Inc.(2)	431	48,638

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Media (continued)
EchoStar Corp., Class A(1)	11,203	$ 1,217,766
Emerald Holding, Inc.(2)	1,289	5,762
Entravision Communications Corp., Class A	5,618	16,461
EW Scripps Co., Class A(1)	5,870	23,421
Gambling.com Group Ltd.(1)	1,754	9,577
Gray Media, Inc.	8,170	39,543
Ibotta, Inc., Class A(1)(2)	1,332	30,276
iHeartMedia, Inc., Class A(1)	8,782	36,533
John Wiley & Sons, Inc., Class A	3,440	105,367
Magnite, Inc.(1)	11,700	189,891
National CineMedia, Inc.	6,944	27,012
Newsmax, Inc.(1)(2)	3,856	29,807
Nexxen International Ltd.(1)	3,861	25,251
Optimum Communications, Inc., Class A(1)	21,842	36,039
PubMatic, Inc., Class A(1)	3,056	27,107
Scholastic Corp.	1,698	50,312
Sinclair, Inc.	3,228	49,388
Stagwell, Inc.(1)(2)	9,647	47,174
TechTarget, Inc.(1)(2)	2,573	13,894
TEGNA, Inc.	13,445	260,967
Thryv Holdings, Inc.(1)(2)	3,115	18,846
USA TODAY Co., Inc.(1)(2)	11,786	60,698
		$2,434,631
Metals & Mining — 2.2%
Alpha Metallurgical Resources, Inc.(1)	978	$195,483
American Battery Technology Co.(1)(2)	7,484	24,997
Caledonia Mining Corp. PLC	1,356	35,486
Century Aluminum Co.(1)	4,414	172,940
Coeur Mining, Inc.(1)	52,904	943,278
Commercial Metals Co.	9,200	636,824
Compass Minerals International, Inc.(1)	2,891	56,779
Constellium SE(1)	11,143	210,046
Contango ORE, Inc.(1)	778	20,547
Critical Metals Corp.(1)	2,717	18,856
Dakota Gold Corp.(1)	7,393	41,992
Ferroglobe PLC	9,988	46,344
Friedman Industries, Inc.	679	13,913
Hecla Mining Co.	52,521	1,007,878
Idaho Strategic Resources, Inc.(1)	1,092	44,008
Ivanhoe Electric, Inc.(1)	8,653	138,275
Kaiser Aluminum Corp.	1,344	154,372
Lifezone Metals Ltd.(1)(2)	3,577	15,274
Materion Corp.	1,680	208,858
Metallus, Inc.(1)	3,067	52,630
NioCorp Developments Ltd.(1)	8,703	46,126
Novagold Resources, Inc.(1)	25,324	236,020
Olympic Steel, Inc.	804	34,399
Perpetua Resources Corp.(1)	6,902	167,097
Ramaco Resources, Inc., Class A(1)(2)	3,365	60,570
Ryerson Holding Corp.	2,265	56,987
Security	Shares	Value
Metals & Mining (continued)
SSR Mining, Inc.(1)	16,539	$ 362,535
SunCoke Energy, Inc.	7,098	51,106
Tredegar Corp.(1)	2,145	15,401
U.S. Antimony Corp.(1)	9,770	49,045
U.S. Gold Corp.(1)	1,124	21,817
U.S. Goldmining, Inc.(1)	166	1,464
USA Rare Earth, Inc.(1)	7,148	85,061
Vox Royalty Corp.(2)	4,095	19,410
Warrior Met Coal, Inc.	4,233	373,224
Worthington Steel, Inc.	2,746	95,066
		$5,714,108
Mortgage REITs — 0.8%
ACRES Commercial Realty Corp.(1)	629	$13,423
Adamas Trust, Inc.	7,109	51,896
Advanced Flower Capital, Inc.(2)	1,617	4,608
Angel Oak Mortgage REIT, Inc.	557	4,796
Apollo Commercial Real Estate Finance, Inc.	11,675	113,014
Arbor Realty Trust, Inc.	15,949	123,764
Ares Commercial Real Estate Corp.(2)	5,128	24,512
ARMOUR Residential REIT, Inc.(2)	9,283	164,216
Blackstone Mortgage Trust, Inc., Class A(2)	12,913	247,026
BrightSpire Capital, Inc.(2)	10,780	60,368
Chicago Atlantic Real Estate Finance, Inc.	1,352	16,576
Chimera Investment Corp.	6,652	82,684
Claros Mortgage Trust, Inc.(1)	9,023	27,610
Dynex Capital, Inc.	11,934	167,195
Ellington Financial, Inc.(2)	7,717	104,797
Franklin BSP Realty Trust, Inc.	6,841	68,615
Invesco Mortgage Capital, Inc.	6,189	52,050
KKR Real Estate Finance Trust, Inc.	4,773	39,234
Ladder Capital Corp.	9,547	104,922
Lument Finance Trust, Inc.	4,659	6,569
MFA Financial, Inc.	8,608	80,141
Nexpoint Real Estate Finance, Inc.(2)	588	8,279
Orchid Island Capital, Inc.(2)	12,451	89,647
PennyMac Mortgage Investment Trust	7,293	91,527
Ready Capital Corp.(2)	15,925	34,717
Redwood Trust, Inc.	11,108	61,427
Rithm Property Trust, Inc.	716	11,871
Seven Hills Realty Trust	1,253	11,152
Sunrise Realty Trust, Inc.	539	5,083
TPG Mortgage Investment Trust, Inc.(2)	2,820	24,026
TPG RE Finance Trust, Inc.	5,635	48,517
Two Harbors Investment Corp.	8,726	91,623
		$2,035,885
Multi-Utilities — 0.4%
Avista Corp.	6,732	$259,451
Black Hills Corp.	6,078	421,935
Northwestern Energy Group, Inc.	5,011	323,410

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Multi-Utilities (continued)
Unitil Corp.	1,347	$ 65,249
		$ 1,070,045
Office REITs — 0.5%
Brandywine Realty Trust	14,392	$ 42,025
City Office REIT, Inc.	3,686	25,765
COPT Defense Properties	9,526	264,823
Douglas Emmett, Inc.	13,542	148,827
Easterly Government Properties, Inc.	3,455	73,212
Empire State Realty Trust, Inc., Class A	11,537	75,221
Franklin Street Properties Corp.	9,556	9,038
Hudson Pacific Properties, Inc.(1)	4,547	49,244
JBG SMITH Properties(2)	5,216	88,724
NET Lease Office Properties	1,455	37,524
Peakstone Realty Trust	2,989	42,892
Piedmont Realty Trust, Inc., Class A	10,389	86,644
Postal Realty Trust, Inc., Class A	2,258	36,444
SL Green Realty Corp.	6,007	275,541
		$1,255,924
Oil, Gas & Consumable Fuels — 2.9%
Ardmore Shipping Corp.	2,883	$30,531
BKV Corp.(1)	1,505	40,861
California Resources Corp.	6,206	277,470
Calumet, Inc.(1)(2)	5,763	114,511
Centrus Energy Corp., Class A(1)(2)	1,369	332,338
Clean Energy Fuels Corp.(1)	16,735	35,143
CNX Resources Corp.(1)	10,596	389,615
Comstock Resources, Inc.(1)(2)	6,192	143,531
Core Natural Resources, Inc.	4,138	366,254
Crescent Energy Co., Class A	20,292	170,250
CVR Energy, Inc.(1)	2,585	65,762
Delek U.S. Holdings, Inc.	4,990	148,003
DHT Holdings, Inc.	10,652	130,061
Diversified Energy Co.	4,832	69,967
Dorian LPG Ltd.	3,106	75,600
Empire Petroleum Corp.(1)(2)	508	1,544
Encore Energy Corp.(1)	15,568	38,609
Energy Fuels, Inc.(1)(2)	18,870	274,370
Epsilon Energy Ltd.	1,966	9,122
Evolution Petroleum Corp.	2,605	9,222
Excelerate Energy, Inc., Class A	1,924	53,968
Flex LNG Ltd.(1)	2,540	63,373
FutureFuel Corp.	1,874	5,978
Gevo, Inc.(1)(2)	19,627	39,254
Golar LNG Ltd.	7,934	295,224
Granite Ridge Resources, Inc.	5,158	24,243
Green Plains, Inc.(1)	5,782	56,664
Gulfport Energy Corp.(1)	1,306	271,635
HighPeak Energy, Inc.(2)	1,867	8,850
Infinity Natural Resources, Inc., Class A(1)	1,286	18,943
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
International Seaways, Inc.	3,361	$ 163,176
Kinetik Holdings, Inc.	3,703	133,493
Kolibri Global Energy, Inc.(1)(2)	3,601	14,152
Kosmos Energy Ltd.(1)(2)	39,642	35,971
Lightbridge Corp.(1)(2)	1,914	24,193
Magnolia Oil & Gas Corp., Class A	14,700	321,783
Murphy Oil Corp.(2)	10,979	343,094
NACCO Industries, Inc., Class A	304	14,908
Navigator Holdings Ltd.	2,732	47,318
New Fortress Energy, Inc.(1)(2)	17,273	19,691
NextDecade Corp.(1)(2)	11,179	58,913
NextNRG, Inc.(1)	1,789	2,594
Nordic American Tankers Ltd.(2)	17,137	58,951
Northern Oil & Gas, Inc.(2)	8,104	173,993
OPAL Fuels, Inc., Class A(1)(2)	2,158	5,082
Par Pacific Holdings, Inc.(1)	4,234	148,783
PBF Energy, Inc., Class A	7,006	190,003
Peabody Energy Corp.	10,228	303,772
Prairie Operating Co.(1)(2)	410	693
PrimeEnergy Resources Corp.(1)(2)	61	10,431
REX American Resources Corp.(1)	2,476	80,024
Riley Exploration Permian, Inc.(2)	1,189	31,390
Sable Offshore Corp.(1)	6,355	57,322
SandRidge Energy, Inc.	3,148	45,426
Scorpio Tankers, Inc.	3,719	189,037
SFL Corp. Ltd.	10,137	79,170
SM Energy Co.	9,540	178,398
Summit Midstream Corp.(1)	1,010	26,947
Talos Energy, Inc.(1)	10,061	110,872
Teekay Corp. Ltd.	4,401	39,741
Teekay Tankers Ltd., Class A	2,007	107,214
Uranium Energy Corp.(1)	39,575	462,236
VAALCO Energy, Inc.(2)	10,631	38,697
Verde Clean Fuels, Inc.(1)	355	731
Vitesse Energy, Inc.(2)	2,464	47,457
W&T Offshore, Inc.	9,698	15,808
World Kinect Corp.	4,616	108,153
XCF Global, Inc., Class A(1)	2,950	805
		$7,251,318
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$28,762
Magnera Corp.(1)	2,594	39,273
Sylvamo Corp.	2,874	138,383
		$206,418
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	1,208	$103,006
flyExclusive, Inc.(1)(2)	435	1,788
Frontier Group Holdings, Inc.(1)(2)	6,993	32,937
JetBlue Airways Corp.(1)(2)	24,119	109,742

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Passenger Airlines (continued)
Joby Aviation, Inc.(1)(2)	40,304	$ 532,013
SkyWest, Inc.(1)	3,286	329,947
Sun Country Airlines Holdings, Inc.(1)	4,275	61,517
		$ 1,170,950
Personal Care Products — 0.2%
Beauty Health Co.(1)(2)	11,674	$ 16,227
Edgewell Personal Care Co.(2)	3,808	64,926
FitLife Brands, Inc.(1)	399	6,492
Herbalife Ltd.(1)	8,448	108,895
Honest Co., Inc.(1)(2)	9,534	24,598
Interparfums, Inc.	1,533	130,044
Lifevantage Corp.(2)	1,080	6,653
Medifast, Inc.(1)(2)	1,067	11,396
Nature's Sunshine Products, Inc.(1)	1,018	21,968
Nu Skin Enterprises, Inc., Class A	4,085	39,298
Olaplex Holdings, Inc.(1)	13,585	18,204
USANA Health Sciences, Inc.(1)	1,121	22,005
Waldencast PLC, Class A(1)	3,615	6,796
		$477,502
Pharmaceuticals — 2.5%
Aardvark Therapeutics, Inc.(1)	578	$7,586
Aclaris Therapeutics, Inc.(1)	9,267	27,894
Alumis, Inc.(1)	4,827	47,112
Amneal Pharmaceuticals, Inc.(1)	12,572	158,407
Amphastar Pharmaceuticals, Inc.(1)	3,101	83,045
Amylyx Pharmaceuticals, Inc.(1)	7,203	87,012
ANI Pharmaceuticals, Inc.(1)	1,519	119,910
Aquestive Therapeutics, Inc.(1)(2)	7,276	47,003
Arvinas, Inc.(1)	5,534	65,633
Atea Pharmaceuticals, Inc.(1)(2)	7,514	26,825
Avadel Pharmaceuticals PLC(1)	7,464	160,849
Axsome Therapeutics, Inc.(1)	3,381	617,506
BioAge Labs, Inc.(1)	1,269	16,789
Biote Corp., Class A(1)	2,642	6,869
Collegium Pharmaceutical, Inc.(1)	2,677	123,945
CorMedix, Inc.(1)(2)	6,562	76,316
Crinetics Pharmaceuticals, Inc.(1)	7,340	341,677
Edgewise Therapeutics, Inc.(1)(2)	5,638	139,907
Enliven Therapeutics, Inc.(1)(2)	3,449	53,115
Esperion Therapeutics, Inc.(1)	18,512	68,494
Eton Pharmaceuticals, Inc.(1)	2,167	36,644
Evolus, Inc.(1)	5,415	36,010
EyePoint, Inc.(1)	6,134	112,068
Fulcrum Therapeutics, Inc.(1)	3,598	40,693
Harmony Biosciences Holdings, Inc.(1)	3,654	136,733
Harrow, Inc.(1)(2)	2,637	129,213
Indivior PLC(1)	9,848	353,346
Innoviva, Inc.(1)	5,260	105,147
Journey Medical Corp.(1)(2)	1,239	9,553
Security	Shares	Value
Pharmaceuticals (continued)
LB Pharmaceuticals, Inc.(1)	1,562	$ 34,770
LENZ Therapeutics, Inc.(1)(2)	1,351	21,616
Ligand Pharmaceuticals, Inc.(1)	1,594	301,378
Liquidia Corp.(1)(2)	5,365	185,039
Maze Therapeutics, Inc.(1)	1,632	67,614
MBX Biosciences, Inc.(1)	2,312	72,920
MediWound Ltd.(1)(2)	785	14,491
Mind Medicine MindMed, Inc.(1)(2)	7,641	102,313
Nuvation Bio, Inc.(1)	19,580	175,437
Ocular Therapeutix, Inc.(1)	15,419	187,187
Omeros Corp.(1)(2)	5,027	86,339
Pacira BioSciences, Inc.(1)	3,846	99,534
Phathom Pharmaceuticals, Inc.(1)(2)	3,527	58,513
Phibro Animal Health Corp., Class A	1,709	63,848
Prestige Consumer Healthcare, Inc.(1)	4,135	255,088
Rapport Therapeutics, Inc.(1)	2,310	70,085
Septerna, Inc.(1)	1,944	54,199
SIGA Technologies, Inc.	3,774	23,059
Supernus Pharmaceuticals, Inc.(1)	4,507	223,998
Tarsus Pharmaceuticals, Inc.(1)	3,272	267,911
Terns Pharmaceuticals, Inc.(1)	6,961	281,224
Theravance Biopharma, Inc.(1)(2)	3,074	57,515
Third Harmonic Bio, Inc.(1)(3)	2,017	61
Trevi Therapeutics, Inc.(1)	7,632	95,553
Tvardi Therapeutics, Inc.(1)	349	1,501
WaVe Life Sciences Ltd.(1)	9,364	159,188
Xeris Biopharma Holdings, Inc.(1)	12,827	100,692
Zevra Therapeutics, Inc.(1)(2)	4,591	41,135
		$6,337,509
Professional Services — 1.6%
Alight, Inc., Class A	36,041	$70,280
Asure Software, Inc.(1)	2,521	23,748
Barrett Business Services, Inc.	2,081	75,353
BlackSky Technology, Inc.(1)(2)	2,626	49,237
CBIZ, Inc.(1)	4,128	208,258
Conduent, Inc.(1)	12,458	23,919
CRA International, Inc.	553	110,984
CSG Systems International, Inc.	2,323	178,151
Exponent, Inc.	4,249	295,136
Falcon's Beyond Global, Inc., Class A(1)(2)	1,183	17,757
First Advantage Corp.(1)(2)	6,618	96,160
Forrester Research, Inc.(1)	966	7,844
Franklin Covey Co.(1)	1,203	20,186
HireQuest, Inc.	443	4,656
Huron Consulting Group, Inc.(1)	1,425	246,397
IBEX Holdings Ltd.(1)	1,019	38,905
ICF International, Inc.	1,535	130,935
Innodata, Inc.(1)(2)	2,569	130,891
Insperity, Inc.	3,015	116,741
Kelly Services, Inc., Class A	2,535	22,308

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Professional Services (continued)
Kforce, Inc.	1,499	$ 46,349
Korn Ferry	4,321	285,272
Legalzoom.com, Inc.(1)	9,913	98,436
Maximus, Inc.	4,597	396,813
Mistras Group, Inc.(1)	1,010	12,777
Planet Labs PBC(1)	19,515	384,836
RCM Technologies, Inc.(1)	501	10,243
Resolute Holdings Management, Inc.(1)	359	74,108
Resources Connection, Inc.	3,200	16,128
Skillsoft Corp.(1)(2)	455	4,232
Spire Global, Inc.(1)	2,185	16,388
TIC Solutions, Inc.(1)(2)	16,209	163,873
TriNet Group, Inc.	2,501	147,884
TrueBlue, Inc.(1)	3,148	14,323
TTEC Holdings, Inc.(1)(2)	1,918	6,905
Upwork, Inc.(1)	10,282	203,789
Verra Mobility Corp.(1)	13,351	299,196
Willdan Group, Inc.(1)	1,161	120,349
		$4,169,747
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(1)	112	$1,799
Anywhere Real Estate, Inc.(1)	8,817	124,849
Compass, Inc., Class A(1)	40,531	428,413
Cushman & Wakefield Ltd.(1)	19,351	313,293
Douglas Elliman, Inc.(1)	7,487	17,744
eXp World Holdings, Inc.(2)	7,935	71,812
Forestar Group, Inc.(1)	1,808	44,531
FRP Holdings, Inc.(1)	1,176	26,801
Kennedy-Wilson Holdings, Inc.	10,111	97,773
Logistic Properties of The Americas, Class A(1)	322	879
Marcus & Millichap, Inc.	2,004	54,689
Maui Land & Pineapple Co., Inc.(1)	623	10,554
Newmark Group, Inc., Class A	12,022	208,461
RE/MAX Holdings, Inc., Class A(1)	1,564	11,871
Real Brokerage, Inc.(1)	9,322	34,025
RMR Group, Inc., Class A	1,361	20,279
Seaport Entertainment Group, Inc.(1)	762	15,065
St. Joe Co.	3,183	188,975
Stratus Properties, Inc.(1)	442	10,687
Tejon Ranch Co.(1)	2,066	32,581
Transcontinental Realty Investors, Inc.(1)	94	5,510
		$1,720,591
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A	11,035	$65,548
BRT Apartments Corp.	1,176	17,287
Centerspace	1,408	93,942
Clipper Realty, Inc.(2)	1,313	5,016
Elme Communities	7,356	127,994
Independence Realty Trust, Inc.	19,668	343,797
Security	Shares	Value
Residential REITs (continued)
NexPoint Residential Trust, Inc.	1,879	$ 56,558
UMH Properties, Inc.	6,644	105,706
Veris Residential, Inc.	6,599	98,193
		$ 914,041
Retail REITs — 1.1%
Acadia Realty Trust	11,032	$ 226,597
Alexander's, Inc.	180	39,229
CBL & Associates Properties, Inc.	1,526	56,462
Curbline Properties Corp.	8,137	188,860
FrontView REIT, Inc.	1,509	22,273
Getty Realty Corp.	4,427	121,167
InvenTrust Properties Corp.	6,522	183,986
Kite Realty Group Trust	17,669	423,526
Macerich Co.	20,629	380,811
NETSTREIT Corp.(2)	6,829	120,464
Phillips Edison & Co., Inc.	10,257	364,841
Saul Centers, Inc.	1,207	38,057
SITE Centers Corp.	4,653	29,872
Tanger, Inc.	9,078	302,933
Urban Edge Properties	10,634	204,066
Whitestone REIT	3,771	52,379
		$2,755,523
Semiconductors & Semiconductor Equipment — 3.2%
ACM Research, Inc., Class A(1)	4,223	$166,597
Aehr Test Systems(1)(2)	2,571	51,909
Aeluma, Inc.(1)(2)	982	16,861
Alpha & Omega Semiconductor Ltd.(1)	2,305	45,662
Ambarella, Inc.(1)	3,404	241,139
Ambiq Micro, Inc.(1)	389	11,087
Atomera, Inc.(1)	2,988	6,603
Axcelis Technologies, Inc.(1)	2,521	202,537
Blaize Holdings, Inc.(1)(2)	6,118	11,930
CEVA, Inc.(1)	1,978	42,567
Cohu, Inc.(1)	3,822	88,938
Credo Technology Group Holding Ltd.(1)	12,675	1,823,806
Diodes, Inc.(1)	3,727	183,890
FormFactor, Inc.(1)	6,327	352,920
Ichor Holdings Ltd.(1)	3,189	58,773
Impinj, Inc.(1)	2,235	388,912
indie Semiconductor, Inc., Class A(1)	16,205	57,204
Kopin Corp.(1)(2)	15,264	35,718
Kulicke & Soffa Industries, Inc.	4,310	196,364
MaxLinear, Inc.(1)	6,821	118,890
Navitas Semiconductor Corp.(1)(2)	12,987	92,727
NVE Corp.	394	23,376
PDF Solutions, Inc.(1)	2,695	76,888
Penguin Solutions, Inc.(1)	4,350	85,086
Photronics, Inc.(1)	4,862	155,584
Power Integrations, Inc.	4,739	168,424

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.(1)	8,915	$ 819,199
Rigetti Computing, Inc.(1)(2)	26,394	584,627
Semtech Corp.(1)	7,081	521,799
Silicon Laboratories, Inc.(1)	2,697	352,498
SiTime Corp.(1)	1,780	628,678
SkyWater Technology, Inc.(1)	2,219	40,297
Synaptics, Inc.(1)	3,207	237,382
Ultra Clean Holdings, Inc.(1)	3,732	94,532
Veeco Instruments, Inc.(1)	4,781	136,641
		$8,120,045
Software — 5.4%
8x8, Inc.(1)	11,167	$21,999
A10 Networks, Inc.	6,009	106,299
ACI Worldwide, Inc.(1)	8,405	401,843
Adeia, Inc.	9,086	156,734
Agilysys, Inc.(1)	2,102	249,802
Airship AI Holdings, Inc.(1)	2,043	5,904
Alarm.com Holdings, Inc.(1)	3,980	203,060
Alkami Technology, Inc.(1)(2)	5,701	131,522
Amplitude, Inc., Class A(1)	7,466	86,456
Appian Corp., Class A(1)	3,293	116,638
Arteris, Inc.(1)	2,703	41,897
Asana, Inc., Class A(1)	7,237	99,219
AudioEye, Inc.(1)	684	6,833
AvePoint, Inc.(1)	11,932	165,735
Bit Digital, Inc.(1)(2)	26,584	50,244
Bitdeer Technologies Group, Class A(1)	7,501	84,086
Blackbaud, Inc.(1)	3,200	202,624
BlackLine, Inc.(1)	4,352	240,622
Blend Labs, Inc., Class A(1)	17,536	53,309
Box, Inc., Class A(1)	11,411	341,303
Braze, Inc., Class A(1)	6,929	237,595
C3.ai, Inc., Class A(1)	10,247	138,130
Cerence, Inc.(1)	4,008	42,846
Chaince Digital Holdings, Inc.(1)(2)	2,702	13,429
Cipher Mining, Inc.(1)(2)	26,353	388,970
Cleanspark, Inc.(1)	22,537	228,074
Clear Secure, Inc., Class A	6,994	245,350
Clearwater Analytics Holdings, Inc., Class A(1)	22,663	546,632
Commvault Systems, Inc.(1)	3,632	455,308
Consensus Cloud Solutions, Inc.(1)	1,622	35,392
Core Scientific, Inc.(1)	23,763	345,989
CS Disco, Inc.(1)	1,668	12,944
Daily Journal Corp.(1)(2)	105	51,169
Digimarc Corp.(1)(2)	1,402	9,197
Digital Turbine, Inc.(1)	9,410	47,050
Domo, Inc., Class B(1)(2)	3,023	25,484
D-Wave Quantum, Inc.(1)(2)	27,657	723,231
eGain Corp.(1)(2)	1,491	15,342
EverCommerce, Inc.(1)(2)	1,500	18,165
Security	Shares	Value
Software (continued)
Expensify, Inc., Class A(1)	6,105	$ 9,219
Five9, Inc.(1)	6,386	128,039
Freshworks, Inc., Class A(1)	16,792	205,702
Hut 8 Corp.(1)	7,876	361,823
I3 Verticals, Inc., Class A(1)	1,928	48,566
Intapp, Inc.(1)	4,725	216,500
InterDigital, Inc.(2)	2,140	681,333
Jamf Holding Corp.(1)	6,029	78,437
Kaltura, Inc.(1)	6,855	11,242
Life360, Inc.(1)(2)	1,664	106,729
LiveRamp Holdings, Inc.(1)	5,403	158,686
MARA Holdings, Inc.(1)(2)	31,069	279,000
Mitek Systems, Inc.(1)	4,210	44,416
N-able, Inc.(1)	6,953	52,008
NCR Voyix Corp.(1)	11,626	118,585
NextNav, Inc.(1)(2)	7,356	122,404
ON24, Inc.(1)	3,120	24,835
OneSpan, Inc.	3,016	38,725
Ooma, Inc.(1)	2,353	27,601
Pagaya Technologies Ltd., Class A(1)(2)	3,845	80,361
PagerDuty, Inc.(1)	7,136	93,553
PAR Technology Corp.(1)(2)	3,351	121,574
Porch Group, Inc.(1)	6,732	61,463
Progress Software Corp.(1)	3,580	153,797
Q2 Holdings, Inc.(1)	5,054	364,697
Qualys, Inc.(1)	2,968	394,447
Rapid7, Inc.(1)	5,339	81,153
Red Violet, Inc.	917	52,223
ReposiTrak, Inc.(2)	1,148	14,201
Rezolve AI PLC(1)	12,254	31,493
Rimini Street, Inc.(1)	3,438	13,339
Riot Platforms, Inc.(1)	28,322	358,840
Sapiens International Corp. NV(1)	2,599	113,057
SEMrush Holdings, Inc., Class A(1)	4,696	55,835
Silvaco Group, Inc.(1)	614	2,487
SoundHound AI, Inc., Class A(1)(2)	30,613	305,212
SoundThinking, Inc.(1)	986	7,918
Sprinklr, Inc., Class A(1)	9,404	73,163
Sprout Social, Inc., Class A(1)	4,319	48,675
SPS Commerce, Inc.(1)	3,184	283,790
Synchronoss Technologies, Inc.(1)	1,100	9,416
Telos Corp.(1)	5,513	28,116
Tenable Holdings, Inc.(1)	10,151	238,853
Terawulf, Inc.(1)(2)	25,060	287,939
Varonis Systems, Inc.(1)	9,605	315,044
Vertex, Inc., Class A(1)	5,436	108,557
Via Transportation, Inc., Class A(1)	837	24,281
Viant Technology, Inc., Class A(1)	1,602	19,288
Weave Communications, Inc.(1)	5,955	45,198
WM Technology, Inc.(1)	8,176	6,746
Workiva, Inc.(1)	4,082	352,072

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Software (continued)
Xperi, Inc.(1)	4,164	$ 24,401
Yext, Inc.(1)	8,479	68,341
Zeta Global Holdings Corp., Class A(1)	15,568	316,809
		$ 13,616,615
Specialized REITs — 0.4%
Farmland Partners, Inc.(2)	3,156	$ 30,582
Four Corners Property Trust, Inc.	8,341	192,343
Gladstone Land Corp.(2)	3,332	30,488
Outfront Media, Inc.	12,216	294,406
PotlatchDeltic Corp.	6,249	248,585
Safehold, Inc.	4,693	64,247
Smartstop Self Storage REIT, Inc.	2,608	80,691
		$941,342
Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(1)	2,081	$8,178
Abercrombie & Fitch Co., Class A(1)	3,782	476,040
Academy Sports & Outdoors, Inc.	5,545	277,028
Advance Auto Parts, Inc.	5,017	197,168
American Eagle Outfitters, Inc.	12,954	341,597
America's Car-Mart, Inc.(1)(2)	764	19,299
Arhaus, Inc.(1)	4,156	46,589
Arko Corp.(2)	6,134	27,848
Asbury Automotive Group, Inc.(1)	1,578	366,932
BARK, Inc.(1)	9,359	5,639
Barnes & Noble Education, Inc.(1)(2)	1,528	14,042
Bed Bath & Beyond, Inc.(1)(2)	4,596	25,094
Boot Barn Holdings, Inc.(1)	2,499	440,998
Buckle, Inc.	2,640	141,029
Build-A-Bear Workshop, Inc.(2)	1,039	63,660
Caleres, Inc.	2,760	33,589
Camping World Holdings, Inc., Class A	5,036	49,000
Citi Trends, Inc.(1)	488	20,281
Designer Brands, Inc., Class A	2,771	20,589
Envela Corp.(1)	679	9,085
EVgo, Inc.(1)	10,710	31,166
Genesco, Inc.(1)	983	24,349
Group 1 Automotive, Inc.	1,000	393,300
Haverty Furniture Cos., Inc.	1,371	32,027
J Jill, Inc.	376	5,159
Lands' End, Inc.(1)(2)	1,134	16,466
MarineMax, Inc.(1)	1,585	38,405
Monro, Inc.(2)	2,497	50,040
National Vision Holdings, Inc.(1)	6,513	168,166
OneWater Marine, Inc., Class A(1)	953	10,311
Outdoor Holding Co.(1)(2)	6,601	11,288
Petco Health & Wellness Co., Inc.(1)	8,134	22,857
RealReal, Inc.(1)	7,960	125,609
Revolve Group, Inc.(1)	3,388	102,284
Sally Beauty Holdings, Inc.(1)	8,454	120,554
Security	Shares	Value
Specialty Retail (continued)
Shoe Carnival, Inc.	1,826	$ 30,823
Signet Jewelers Ltd.(2)	3,349	277,565
Sleep Number Corp.(1)(2)	2,108	17,834
Sonic Automotive, Inc., Class A	1,251	77,387
Stitch Fix, Inc., Class A(1)	9,002	47,260
ThredUp, Inc., Class A(1)	7,726	49,369
Torrid Holdings, Inc.(1)	979	958
Upbound Group, Inc.	4,388	77,053
Urban Outfitters, Inc.(1)	4,971	374,117
Victoria's Secret & Co.(1)	5,791	313,698
Warby Parker, Inc., Class A(1)	8,210	178,896
Winmark Corp.	249	100,830
Zumiez, Inc.(1)	1,196	31,156
		$5,312,612
Technology Hardware, Storage & Peripherals — 0.7%
CompoSecure, Inc., Class A(1)	4,660	$89,845
Corsair Gaming, Inc.(1)	4,765	28,304
CPI Card Group, Inc.(1)	351	5,153
Diebold Nixdorf, Inc.(1)	2,123	144,130
Eastman Kodak Co.(1)	3,916	33,129
Immersion Corp.	2,586	17,585
IonQ, Inc.(1)(2)	27,956	1,254,386
Quantum Computing, Inc.(1)	16,370	167,956
Turtle Beach Corp.(1)	1,190	16,696
Xerox Holdings Corp.(2)	9,840	23,321
		$1,780,505
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(1)	9,726	$237,314
Carter's, Inc.	2,975	96,479
Ermenegildo Zegna NV	5,162	52,911
Figs, Inc., Class A(1)	7,393	83,985
G-III Apparel Group Ltd.	3,230	93,541
Kontoor Brands, Inc.	4,605	281,320
Lakeland Industries, Inc.(2)	935	8,265
Movado Group, Inc.	1,587	32,724
Oxford Industries, Inc.	1,181	40,390
Rocky Brands, Inc.	588	17,246
Steven Madden Ltd.	6,000	249,840
Superior Group of Cos., Inc.	1,274	12,332
Wolverine World Wide, Inc.	6,735	122,240
		$1,328,587
Tobacco — 0.1%
Ispire Technology, Inc.(1)(2)	1,837	$5,144
Turning Point Brands, Inc.	1,430	155,012
Universal Corp.	2,022	106,660
		$266,816

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc.	2,313	$ 10,640
BlueLinx Holdings, Inc.(1)	640	39,315
Boise Cascade Co.	3,154	232,134
Custom Truck One Source, Inc.(1)	6,154	35,447
Distribution Solutions Group, Inc.(1)	894	24,487
DNOW, Inc.(1)	15,368	203,626
DXP Enterprises, Inc.(1)	1,087	119,342
EVI Industries, Inc.	392	9,659
GATX Corp.	2,976	504,730
Global Industrial Co.	1,285	37,548
Herc Holdings, Inc.	2,654	393,800
Hudson Technologies, Inc.(1)	3,215	22,023
Karat Packaging, Inc.	698	15,754
McGrath RentCorp	2,052	215,316
NPK International, Inc.(1)	6,561	78,207
Rush Enterprises, Inc., Class A	5,108	275,526
Rush Enterprises, Inc., Class B	846	47,596
Titan Machinery, Inc.(1)	2,046	30,772
Transcat, Inc.(1)	849	48,164
Willis Lease Finance Corp.	238	32,282
Xometry, Inc., Class A(1)(2)	3,633	216,054
		$2,592,422
Transportation Infrastructure — 0.0%†
Sky Harbour Group Corp.(1)	2,172	$19,483
		$19,483
Water Utilities — 0.3%
American States Water Co.	3,234	$234,400
Cadiz, Inc.(1)(2)	3,349	18,788
California Water Service Group	4,856	210,411
Consolidated Water Co. Ltd.	1,262	44,536
Global Water Resources, Inc.	641	5,417
H2O America	2,661	130,362
Middlesex Water Co.	1,491	75,176
Pure Cycle Corp.(1)	1,502	16,507
York Water Co.(2)	1,406	44,767
		$780,364
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	6,590	$30,710
Spok Holdings, Inc.	2,080	27,435
Telephone and Data Systems, Inc.	8,083	331,403
		$389,548
Total Common Stocks (identified cost $164,835,611)		$241,152,474

Exchange-Traded Funds — 2.1%

Security	Shares	Value
Equity Funds — 2.1%
iShares Russell 2000 ETF	21,000	$ 5,169,360
Total Exchange-Traded Funds (identified cost $3,997,378)		$ 5,169,360

Rights — 0.0%†

Security	Shares	Value
Biotechnology — 0.0%†
89bio, Inc. CVR, Exp. 12/31/35(1)(2)(3)(4)	10,427	$ 3,545
Aduro Biotech, Inc. CVR(1)(3)(4)	1,109	0
Akero Therapeutics, Inc. CVR, Exp. 6/30/31(1)(3)(4)	5,840	3,796
Cargo Therapeutics, Inc. CVR(1)(2)(3)(4)	3,478	317
Cartesian Therapeutics, Inc. CVR(1)(2)(3)	9,591	1,726
GTx, Inc. CVR(1)(3)(4)	57	0
Icosavax, Inc. CVR(1)(3)(4)	2,705	839
Inhibrx, Inc. CVR, Exp. 6/30/27(1)(3)(4)	3,412	2,209
Metsera, Inc. CVR, Exp. 12/31/29(1)(3)(4)	4,460	21,854
Poseida Therapeutics, Inc. CVR, Exp. 12/31/34(1)(2)(3)(4)	7,182	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28(1)(2)(3)(4)	1,221	610
Sage Therapeutics, Inc. CVR, Exp. 12/31/30(1)(3)(4)	5,253	946
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28(1)(3)(4)	690	41
		$39,474
Health Care Equipment & Supplies — 0.0%†
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30(1)(3)(4)	3,730	$2,313
Paragon 28, Inc. CVR, Exp. 12/31/26(1)(2)(3)(4)	3,915	352
		$2,665
Paper & Forest Products — 0.0%†
Resolute Forest Products, Inc. CVR, Exp. 11/30/28(1)(3)(4)	3,447	$3,792
		$3,792
Pharmaceuticals — 0.0%†
Alimera Sciences, Inc. CVR(1)(2)(3)(4)	2,099	$84
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29(1)(3)(4)	5,764	1,124
Rain Oncology, Inc. CVR, Exp. 1/26/29(1)(2)(3)(4)	1,403	70
scPharmaceuticals, Inc. CVR, Exp. 12/31/26(1)(3)(4)	2,385	763
		$2,041
Total Rights (identified cost $47,555)		$47,972

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Short-Term Investments — 4.5%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(5)	5,742,507	$ 5,742,507
Total Affiliated Fund (identified cost $5,742,507)		$ 5,742,507

Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(6)	3,823,044	$ 3,823,044
Total Securities Lending Collateral (identified cost $3,823,044)		$ 3,823,044
U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(7)	$2,000	$ 1,990,523
Total U.S. Treasury Obligations (identified cost $1,989,166)		$ 1,990,523
Total Short-Term Investments (identified cost $11,554,717)		$ 11,556,074
Total Investments — 101.5% (identified cost $180,435,261)		$257,925,880
Other Assets, Less Liabilities — (1.5)%		$ (3,828,977)
Net Assets — 100.0%		$254,096,903

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $20,162,507.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $46,246, which represents less than 0.05% of the net assets of the Fund as of December 31, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	61	Long	3/20/26	$7,618,900	$(222,880)
					$(222,880)
Restricted Securities
Description	Acquisition Dates	Cost
89bio, Inc. CVR, Exp. 12/31/35	10/31/25	$3,545
Aduro Biotech, Inc. CVR	10/2/20	0
Akero Therapeutics, Inc. CVR, Exp. 6/30/31	12/10/25	3,796

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Schedule of Investments — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Alimera Sciences, Inc. CVR	9/17/24	$84
Cargo Therapeutics, Inc. CVR	8/20/25	0
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29	8/14/23	0
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30	7/20/22	2,313
GTx, Inc. CVR	6/10/19	117
Icosavax, Inc. CVR	2/21/24	839
Inhibrx, Inc. CVR, Exp. 6/30/27	5/30/24	2,218
Metsera, Inc. CVR, Exp. 12/31/29	11/14/25	21,854
OmniAb, Inc. ($12.50 earnout shares)	12/5/22	0
OmniAb, Inc. ($15.00 earnout shares)	12/5/22	0
Paragon 28, Inc. CVR, Exp. 12/31/26	4/21/25	352
Poseida Therapeutics, Inc. CVR, Exp. 12/31/34	1/10/25	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28	1/25/21	611
Rain Oncology, Inc. CVR, Exp. 1/26/29	1/29/24	70
Resolute Forest Products, Inc. CVR, Exp. 11/30/28	3/1/23	4,895
Sage Therapeutics, Inc. CVR, Exp. 12/31/30	1/8/25	945
scPharmaceuticals, Inc. CVR, Exp. 12/31/26	10/8/25	763
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28	11/2/16	41
		$46,034

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $174,692,754) - including $20,162,507 of securities on loan	$252,183,373
Investments in securities of affiliated issuers, at value (identified cost $5,742,507)	5,742,507
Receivable for investments sold	21,372
Receivable for capital shares sold	78,612
Dividends receivable	227,095
Dividends receivable - affiliated	16,451
Securities lending income receivable	12,637
Receivable from affiliate	137,876
Directors' deferred compensation plan	48,307
Total assets	$258,468,230
Liabilities
Payable for variation margin on open futures contracts	$60,065
Due to custodian	218
Payable for investments purchased	11,201
Payable for capital shares redeemed	65,777
Deposits for securities loaned	3,823,044
Payable to affiliates:
Investment advisory fee	54,270
Administrative fee	26,345
Distribution fees	15,150
Sub-transfer agency fee	172
Directors' deferred compensation plan	48,307
Accrued expenses	266,778
Total liabilities	$4,371,327
Net Assets	$254,096,903
Sources of Net Assets
Paid-in capital	$159,372,334
Distributable earnings	94,724,569
Net Assets	$254,096,903
Class I Shares
Net Assets	$165,652,061
Shares Outstanding	1,828,018
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$90.62
Class F Shares
Net Assets	$88,444,842
Shares Outstanding	992,587
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$89.11

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $6,322)	$3,680,827
Dividend income - affiliated issuers	294,138
Interest income	66,823
Securities lending income, net	173,115
Total investment income	$4,214,903
Expenses
Investment advisory fee	$673,113
Administrative fee	323,095
Distribution fees:
Class F	161,663
Directors' fees and expenses	14,607
Custodian fees	9,221
Transfer agency fees and expenses	219,374
Accounting fees	63,655
Professional fees	58,434
Reports to shareholders	47,479
Licensing fees	146,920
Miscellaneous	60,664
Total expenses	$1,778,225
Waiver and/or reimbursement of expenses by affiliates	$(576,690)
Net expenses	$1,201,535
Net investment income	$3,013,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$14,668,121
Futures contracts	1,275
Net realized gain	$14,669,396
Change in unrealized appreciation (depreciation):
Investment securities	$14,530,711
Futures contracts	187,465
Net change in unrealized appreciation (depreciation)	$14,718,176
Net realized and unrealized gain	$29,387,572
Net increase in net assets from operations	$32,400,940

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,013,368	$3,461,948
Net realized gain	14,669,396	12,701,585
Net change in unrealized appreciation (depreciation)	14,718,176	11,618,665
Net increase in net assets from operations	$32,400,940	$27,782,198
Distributions to shareholders:
Class I	$(10,435,903)	$(6,391,326)
Class F	(5,490,369)	(2,433,683)
Total distributions to shareholders	$(15,926,272)	$(8,825,009)
Capital share transactions:
Class I	$(52,667,605)	$(6,181,684)
Class F	1,323,055	9,107,487
Net increase (decrease) in net assets from capital share transactions	$(51,344,550)	$2,925,803
Net increase (decrease) in net assets	$(34,869,882)	$21,882,992
Net Assets
At beginning of year	$288,966,785	$267,083,793
At end of year	$254,096,903	$288,966,785

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Financial Highlights

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$85.90	$79.76	$69.08	$99.34	$89.92
Income (Loss) From Operations
Net investment income(1)	$1.01	$1.11	$1.10	$0.97	$0.82
Net realized and unrealized gain (loss)	9.68	7.81	10.27	(21.79)	12.22
Total income (loss) from operations	$10.69	$8.92	$11.37	$(20.82)	$13.04
Less Distributions
From net investment income	$(1.40)	$(1.06)	$(0.65)	$(0.70)	$(0.77)
From net realized gain	(4.57)	(1.72)	(0.04)	(8.74)	(2.85)
Total distributions	$(5.97)	$(2.78)	$(0.69)	$(9.44)	$(3.62)
Net asset value — End of year	$90.62	$85.90	$79.76	$69.08	$99.34
Total Return(2)	12.45%	11.23%	16.60%	(20.52)%	14.53%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$165,652	$205,627	$197,464	$139,281	$183,595
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.60%	0.55%	0.58%	0.57%	0.57%
Net expenses	0.39%(4)	0.39%(4)	0.38%(4)	0.39%(4)	0.39%
Net investment income	1.18%	1.32%	1.52%	1.19%	0.81%
Portfolio Turnover	19%	20%	15%	15%	19%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.01% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$84.72	$78.86	$68.45	$98.73	$89.56
Income (Loss) From Operations
Net investment income(1)	$0.83	$0.93	$0.94	$0.82	$0.62
Net realized and unrealized gain (loss)	9.53	7.71	10.16	(21.66)	12.17
Total income (loss) from operations	$10.36	$8.64	$11.10	$(20.84)	$12.79
Less Distributions
From net investment income	$(1.40)	$(1.06)	$(0.65)	$(0.70)	$(0.77)
From net realized gain	(4.57)	(1.72)	(0.04)	(8.74)	(2.85)
Total distributions	$(5.97)	$(2.78)	$(0.69)	$(9.44)	$(3.62)
Net asset value — End of year	$89.11	$84.72	$78.86	$68.45	$98.73
Total Return(2)	12.23%	11.00%	16.36%	(20.67)%	14.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$88,445	$83,340	$69,620	$54,524	$64,047
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.81%	0.75%	0.78%	0.77%	0.77%
Net expenses	0.59%(4)	0.59%(4)	0.58%(4)	0.59%(4)	0.59%
Net investment income	0.98%	1.13%	1.31%	1.01%	0.62%
Portfolio Turnover	19%	20%	15%	15%	19%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.01% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
CVT Russell 2000® Small Cap Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$241,039,356(2)	$113,057	$61	$241,152,474
Exchange-Traded Funds	5,169,360	—	—	5,169,360
Rights	—	—	47,972	47,972
Short-Term Investments:
Affiliated Fund	5,742,507	—	—	5,742,507
Securities Lending Collateral	3,823,044	—	—	3,823,044
U.S. Treasury Obligations	—	1,990,523	—	1,990,523
Total Investments	$255,774,267	$2,103,580	$48,033	$257,925,880
Liability Description
Futures Contracts	$(222,880)	$ —	$ —	$(222,880)
Total	$(222,880)	$ —	$ —	$(222,880)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
J  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $673,113.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $10,185 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.39% for Class I and 0.59% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $566,505.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $323,095.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2025 amounted to $161,663 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $700 and are included in transfer agency fees and expenses on the Statement of Operations.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $217,509, of which $66,602 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $6,035.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $49,895,522 and $113,278,538, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$5,628,856	$3,371,277
Long-term capital gains	$10,297,416	$5,453,732
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$4,418,616
Undistributed long-term capital gains	13,455,322
Net unrealized appreciation	76,850,631
Distributable earnings	$94,724,569
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$181,075,249
Gross unrealized appreciation	$105,199,704
Gross unrealized depreciation	(28,349,073)
Net unrealized appreciation	$76,850,631

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2025 is included in the Schedule of Investments. During the year ended December 31, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At December 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative		Asset Derivative	Liability Derivative
Futures contracts	$ —	$(222,880)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$1,275	$187,465

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2025 was approximately $8,755,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan was $20,162,507 and the total value of collateral received was $20,832,953, comprised of cash of $3,823,044 and U.S. government and/or agencies securities of $17,009,909.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,744,748	$ —	$ —	$ —	$3,744,748
Rights	78,296	—	—	—	78,296
Total	$3,823,044	$ —	$ —	$ —	$3,823,044
The carrying amount of the liability for deposits for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit during the year ended December 31, 2025.
9  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $5,742,507, which represents 2.2% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$7,369,461	$36,886,703	$(38,513,657)	$ —	$ —	$5,742,507	$294,138	5,742,507
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	188,671	$15,842,097	210,298	$17,820,917
Reinvestment of distributions	115,352	10,435,903	75,539	6,391,326
Shares redeemed	(869,894)	(78,945,605)	(367,676)	(30,393,927)
Net decrease	(565,871)	$(52,667,605)	(81,839)	$(6,181,684)

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares sold	182,649	$15,461,613	256,398	$21,755,793
Reinvestment of distributions	61,690	5,490,369	29,149	2,433,683
Shares redeemed	(235,482)	(19,628,927)	(184,681)	(15,081,989)
Net increase	8,857	$1,323,055	100,866	$9,107,487
At December 31, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 37.8% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 31.4%.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of CVT Russell 2000®Small Cap Index Portfolio and Board of Directors of Calvert Variable Trust, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CVT Russell 2000® Small Cap Index Portfolio (the “Fund”), one of the funds constituting Calvert Variable Trust, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $2,447,744, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 40.86% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Fund designates 0.70% of distributions from net investment income as a 163(j) interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $13,455,517 or, if subsequently determined to be different, the net capital gain of such year.

CVPRSI-NCSR 12.31.25

CVT
EAFE International Index Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
CVT
EAFE International Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
EAFE International Index Portfolio
December 31, 2025
Schedule of Investments

Common Stocks — 99.5%

Security	Shares	Value
Australia — 6.3%
ANZ Group Holdings Ltd.	30,366	$ 734,177
APA Group	11,621	69,438
Aristocrat Leisure Ltd.	5,770	223,382
ASX Ltd.	2,061	70,573
BHP Group Ltd.	51,342	1,549,457
Brambles Ltd.	14,426	220,289
CAR Group Ltd.	4,024	82,417
Cochlear Ltd.(1)	672	116,672
Coles Group Ltd.	13,965	199,605
Commonwealth Bank of Australia(1)	16,837	1,797,165
Computershare Ltd.	5,081	115,154
CSL Ltd.	4,959	570,689
Evolution Mining Ltd.	19,419	162,512
Fortescue Ltd.(1)	17,332	253,437
Goodman Group	20,257	416,852
Insurance Australia Group Ltd.	24,614	130,632
Lottery Corp. Ltd.	24,448	84,002
Lynas Rare Earths Ltd.(1)(2)	9,062	74,321
Macquarie Group Ltd.	3,727	503,630
Medibank Pvt Ltd.	26,808	85,554
National Australia Bank Ltd.(1)	30,881	868,273
Northern Star Resources Ltd.	13,171	231,779
Origin Energy Ltd.	16,389	125,155
Pro Medicus Ltd.	578	84,887
Qantas Airways Ltd.	7,283	50,316
QBE Insurance Group Ltd.	15,319	202,815
REA Group Ltd.(1)	489	59,611
Rio Tinto Ltd.(1)	3,961	386,418
Santos Ltd.	30,645	125,865
Scentre Group	56,124	156,888
SGH Ltd.(1)	2,189	67,561
Sigma Healthcare Ltd.(1)	57,011	111,606
Sonic Healthcare Ltd.	4,238	63,811
South32 Ltd.	45,316	107,268
Stockland	23,794	90,720
Suncorp Group Ltd.	11,086	130,139
Telstra Group Ltd.	39,494	128,141
Transurban Group	31,835	301,273
Vicinity Ltd.	36,142	61,532
Washington H Soul Pattinson & Co. Ltd.(1)	3,709	91,773
Wesfarmers Ltd.	11,634	626,759
Westpac Banking Corp.(1)	34,601	887,914
WiseTech Global Ltd.(1)	1,890	85,928
Woodside Energy Group Ltd.(1)	19,780	308,422
Woolworths Group Ltd.	12,739	249,238
		$13,064,050
Austria — 0.3%
Erste Group Bank AG	3,034	$363,805
Security	Shares	Value
Austria (continued)
OMV AG	1,381	$ 76,849
Raiffeisen Bank International AG	1,316	58,636
Verbund AG	639	46,399
		$ 545,689
Belgium — 0.8%
Ageas SA	1,395	$ 97,735
Anheuser-Busch InBev SA	9,917	636,483
D'ieteren Group(1)	195	35,124
Elia Group SA(1)	476	61,253
Financiere de Tubize SA(1)	200	48,809
Groupe Bruxelles Lambert NV	804	71,495
KBC Group NV	2,325	302,799
Lotus Bakeries NV(1)	4	36,818
Sofina SA(1)	165	47,714
Syensqo SA(1)	796	63,758
UCB SA	1,262	351,627
		$1,753,615
Denmark — 1.9%
AP Moller - Maersk AS, Class A	34	$77,988
AP Moller - Maersk AS, Class B	42	96,371
Carlsberg AS, Class B	892	116,748
Coloplast AS, Class B	1,201	102,968
Danske Bank AS	6,966	347,856
Demant AS(2)	798	26,888
DSV AS	2,048	515,802
Genmab AS(2)	648	200,870
Novo Nordisk AS, Class B	32,416	1,644,090
Novonesis (Novozymes), Class B	3,422	218,941
Orsted AS(2)(3)	5,250	100,219
Pandora AS	768	84,930
Rockwool AS, Class B	1,100	38,647
Tryg AS	3,630	94,930
Vestas Wind Systems AS	10,308	278,802
		$3,946,050
Finland — 1.2%
Elisa OYJ	1,545	$68,468
Fortum OYJ	4,229	89,807
Kesko OYJ, Class B	3,019	68,122
Kone OYJ, Class B	3,508	248,517
Metso OYJ(1)	6,633	115,409
Neste OYJ	4,680	105,876
Nokia OYJ	54,701	352,661
Nordea Bank Abp	31,961	601,322
Orion OYJ, Class B	1,126	84,008
Sampo OYJ, Class A	23,695	286,681
Stora Enso OYJ, Class R(1)	5,297	66,136
UPM-Kymmene OYJ	5,460	157,845

1
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	5,320	$ 188,353
		$ 2,433,205
France — 9.8%
Accor SA	2,043	$ 115,177
Aeroports de Paris SA	337	43,977
Air Liquide SA	5,908	1,110,432
Alstom SA(2)	3,247	95,793
Amundi SA(3)	658	54,384
ArcelorMittal SA	4,662	214,077
AXA SA	17,712	849,839
BioMerieux	451	58,357
BNP Paribas SA	10,149	960,166
Bollore SE	7,510	42,206
Bouygues SA	1,786	92,846
Bureau Veritas SA	3,639	115,767
Capgemini SE	1,618	268,666
Carrefour SA	6,326	105,553
Cie de Saint-Gobain SA	4,518	459,444
Cie Generale des Etablissements Michelin SCA	6,867	227,615
Covivio SA	674	44,740
Credit Agricole SA	10,381	213,723
Danone SA	6,558	591,525
Dassault Aviation SA	172	55,144
Dassault Systemes SE	6,692	186,963
Edenred SE	2,168	47,926
Eiffage SA	632	90,552
Engie SA	18,607	488,794
EssilorLuxottica SA	3,049	964,087
Eurofins Scientific SE	1,054	77,077
FDJ UNITED(3)	1,007	27,874
Gecina SA	515	48,911
Getlink SE	3,394	62,650
Hermes International SCA	321	796,995
Ipsen SA	305	42,556
Kering SA	756	264,175
Klepierre SA	1,988	78,656
Legrand SA	2,645	393,213
L'Oreal SA	2,407	1,033,363
LVMH Moet Hennessy Louis Vuitton SE	2,531	1,907,705
Orange SA	19,008	317,178
Pernod Ricard SA	2,097	179,558
Publicis Groupe SA	2,408	250,065
Renault SA	1,830	75,748
Rexel SA	2,207	86,563
Safran SA	3,618	1,260,210
Sanofi SA	11,187	1,082,400
Sartorius Stedim Biotech	309	75,897
Schneider Electric SE	5,586	1,528,191
Societe Generale SA	7,054	567,875
Sodexo SA	946	48,469
Security	Shares	Value
France (continued)
Thales SA	971	$ 261,943
TotalEnergies SE	20,195	1,316,673
Unibail-Rodamco-Westfield(2)	1,190	129,409
Veolia Environnement SA	6,105	212,439
Vinci SA	5,104	718,046
		$ 20,341,592
Germany — 9.7%
adidas AG	1,738	$ 343,926
Allianz SE	3,899	1,802,809
BASF SE	8,937	470,252
Bayer AG	9,886	428,813
Bayerische Motoren Werke AG	2,921	316,740
Bayerische Motoren Werke AG, PFC Shares	573	61,059
Beiersdorf AG	955	104,875
Brenntag SE	1,250	72,555
Commerzbank AG	7,571	319,531
Continental AG	985	78,173
CTS Eventim AG & Co. KGaA	614	56,207
Daimler Truck Holding AG	4,735	205,085
Delivery Hero SE(2)(3)	1,934	50,980
Deutsche Bank AG	18,988	731,781
Deutsche Boerse AG	1,915	503,303
Deutsche Lufthansa AG	6,708	65,899
Deutsche Post AG	9,861	537,678
Deutsche Telekom AG	37,545	1,222,129
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	1,223	65,140
E.ON SE	23,197	439,233
Evonik Industries AG	2,403	37,501
Fresenius Medical Care AG	2,244	107,186
Fresenius SE & Co. KGaA	4,140	237,188
GEA Group AG	1,538	103,941
Hannover Rueck SE	636	197,911
Heidelberg Materials AG	1,347	349,219
Henkel AG & Co. KGaA	1,137	86,533
Henkel AG & Co. KGaA, PFC Shares	1,698	138,531
Hensoldt AG	705	60,383
HOCHTIEF AG	155	60,680
Infineon Technologies AG	12,970	565,893
Knorr-Bremse AG	784	86,979
LEG Immobilien SE	696	50,763
Mercedes-Benz Group AG	7,215	500,159
Merck KGaA	1,359	193,961
MTU Aero Engines AG	564	233,794
Muenchener Rueckversicherungs-Gesellschaft AG	1,310	862,093
Nemetschek SE	611	66,104
Porsche Automobil Holding SE, PFC Shares	1,673	78,054
Qiagen NV	2,085	94,819
Rational AG	58	44,781
Rheinmetall AG	468	853,816
RWE AG	6,483	343,514

2
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Germany (continued)
SAP SE	10,611	$ 2,578,139
Sartorius AG, PFC Shares	237	68,248
Scout24 SE(3)	674	67,696
Siemens AG	7,729	2,164,710
Siemens Energy AG(2)	7,915	1,110,384
Siemens Healthineers AG(3)	3,282	172,035
Symrise AG	1,363	110,432
Talanx AG	726	96,441
Volkswagen AG, PFC Shares	2,112	257,746
Vonovia SE	7,413	213,341
Zalando SE(2)(3)	2,244	66,214
		$20,135,357
Hong Kong — 2.0%
AIA Group Ltd.	107,166	$1,103,070
BOC Hong Kong Holdings Ltd.	38,456	195,164
CK Asset Holdings Ltd.	20,209	102,195
CK Hutchison Holdings Ltd.	25,847	175,720
CK Infrastructure Holdings Ltd.	5,604	41,527
CLP Holdings Ltd.	16,122	144,210
Futu Holdings Ltd. ADR(2)	591	97,048
Galaxy Entertainment Group Ltd.	21,913	108,049
Hang Seng Bank Ltd.	7,340	144,800
Henderson Land Development Co. Ltd.(1)	16,806	60,859
HKT Trust & HKT Ltd.	32,020	47,414
Hong Kong & China Gas Co. Ltd.	117,675	106,081
Hong Kong Exchanges & Clearing Ltd.	12,206	638,634
Hongkong Land Holdings Ltd.	12,294	85,403
Jardine Matheson Holdings Ltd.	1,519	103,664
Link REIT	25,289	112,916
MTR Corp. Ltd.(1)	16,981	65,036
Power Assets Holdings Ltd.	13,542	95,989
Sands China Ltd.	26,283	66,297
Sino Land Co. Ltd.	29,433	38,729
SITC International Holdings Co. Ltd.	15,000	53,676
Sun Hung Kai Properties Ltd.	15,152	184,495
Swire Pacific Ltd., Class A	3,037	24,482
Techtronic Industries Co. Ltd.	14,025	161,331
WH Group Ltd.(3)	85,233	94,951
Wharf Holdings Ltd.(1)	11,000	30,726
Wharf Real Estate Investment Co. Ltd.	19,118	60,424
		$4,142,890
Ireland — 0.5%
AIB Group PLC	21,982	$234,995
Bank of Ireland Group PLC	9,099	174,021
DCC PLC	1,069	66,597
Experian PLC	9,150	412,542
Kerry Group PLC, Class A	1,601	146,304
Kingspan Group PLC	1,524	131,322
		$1,165,781
Security	Shares	Value
Israel — 1.1%
Azrieli Group Ltd.	503	$ 57,028
Bank Hapoalim BM	12,915	292,099
Bank Leumi Le-Israel BM	15,140	333,651
Check Point Software Technologies Ltd.(2)	835	154,943
CyberArk Software Ltd.(2)	488	217,677
Elbit Systems Ltd.	291	167,071
ICL Group Ltd.	6,496	37,354
Israel Discount Bank Ltd., Class A	13,126	139,392
Mizrahi Tefahot Bank Ltd.	1,662	116,119
Monday.com Ltd.(2)	414	61,090
Nice Ltd.(2)	658	74,378
Nova Ltd.(2)	321	107,308
Phoenix Financial Ltd.	2,444	101,081
Teva Pharmaceutical Industries Ltd. ADR(2)	11,884	370,900
Wix.com Ltd.(2)	548	56,932
		$2,287,023
Italy — 3.3%
Banca Mediolanum SpA	2,169	$49,250
Banca Monte dei Paschi di Siena SpA	20,659	219,960
Banco BPM SpA	11,789	179,015
BPER Banca SpA	15,204	205,444
Buzzi SpA	771	46,607
Davide Campari-Milano NV(1)	4,861	31,403
Enel SpA	81,780	850,294
Eni SpA	21,035	398,742
Ferrari NV	1,247	463,403
FinecoBank Banca Fineco SpA	6,262	162,246
Generali	8,371	349,811
Infrastrutture Wireless Italiane SpA(1)(3)	2,913	26,957
Intesa Sanpaolo SpA	143,531	991,814
Leonardo SpA	4,167	238,355
Moncler SpA	2,365	151,171
Nexi SpA(1)(3)	5,767	28,425
Poste Italiane SpA(3)	4,916	123,411
Prysmian SpA	2,794	278,722
Recordati Industria Chimica e Farmaceutica SpA	1,001	56,825
Ryanair Holdings PLC	8,245	284,268
Snam SpA	21,840	145,124
Telecom Italia SpA(1)(2)	118,128	70,966
Tenaris SA	4,315	83,262
Terna - Rete Elettrica Nazionale	14,997	159,548
UniCredit SpA	14,308	1,185,084
Unipol Assicurazioni SpA	3,742	89,777
		$6,869,884
Japan — 22.0%
Advantest Corp.	7,800	$986,293
Aeon Co. Ltd.	21,944	346,652
AGC, Inc.	2,056	68,185
Aisin Corp.	5,356	100,351

3
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Japan (continued)
Ajinomoto Co., Inc.	9,098	$ 192,332
ANA Holdings, Inc.	1,383	26,266
Asahi Group Holdings Ltd.	16,045	168,180
Asahi Kasei Corp.	12,670	112,620
Asics Corp.	7,100	170,446
Astellas Pharma, Inc.	17,901	238,254
Bandai Namco Holdings, Inc.	5,911	157,328
Bridgestone Corp.	11,168	251,272
Canon, Inc.	9,100	269,256
Capcom Co. Ltd.	3,500	81,302
Central Japan Railway Co.	7,895	218,691
Chiba Bank Ltd.(1)	5,941	66,303
Chubu Electric Power Co., Inc.	6,569	101,205
Chugai Pharmaceutical Co. Ltd.	6,846	359,152
Dai Nippon Printing Co. Ltd.	3,810	65,585
Daifuku Co. Ltd.	3,300	103,870
Dai-ichi Life Holdings, Inc.	35,552	295,457
Daiichi Sankyo Co. Ltd.	18,000	382,222
Daikin Industries Ltd.	2,758	352,726
Daito Trust Construction Co. Ltd.	2,580	49,128
Daiwa House Industry Co. Ltd.	5,932	197,054
Daiwa Securities Group, Inc.	14,525	127,294
Denso Corp.	18,136	250,496
Disco Corp.	900	274,196
East Japan Railway Co.	9,850	259,615
Ebara Corp.	4,600	108,421
Eisai Co. Ltd.(1)	2,451	72,772
ENEOS Holdings, Inc.	27,038	191,297
FANUC Corp.	9,410	366,197
Fast Retailing Co. Ltd.	1,900	688,918
Fuji Electric Co. Ltd.	1,341	101,695
FUJIFILM Holdings Corp.	10,981	232,999
Fujikura Ltd.	2,600	288,328
Fujitsu Ltd.	17,620	484,249
Hankyu Hanshin Holdings, Inc.(1)	2,362	59,406
Hikari Tsushin, Inc.	219	61,364
Hitachi Ltd.	46,520	1,458,940
Honda Motor Co. Ltd.	36,403	357,284
HOYA Corp.	3,423	519,165
Hulic Co. Ltd.	5,240	57,332
Idemitsu Kosan Co. Ltd.	8,420	63,750
IHI Corp.	10,900	191,628
INPEX Corp.	9,191	183,825
Isuzu Motors Ltd.(1)	5,255	82,015
ITOCHU Corp.	60,240	761,241
Japan Airlines Co. Ltd.	1,320	24,480
Japan Exchange Group, Inc.	9,436	100,716
Japan Post Bank Co. Ltd.	18,600	261,834
Japan Post Holdings Co. Ltd.	18,500	195,201
Japan Post Insurance Co. Ltd.	1,800	54,132
Japan Tobacco, Inc.	12,234	439,718
Security	Shares	Value
Japan (continued)
JFE Holdings, Inc.(1)	5,225	$ 66,613
JX Advanced Metals Corp.	5,600	70,006
Kajima Corp.	4,381	163,357
Kansai Electric Power Co., Inc.	9,178	144,138
Kao Corp.	4,501	179,642
Kawasaki Heavy Industries Ltd.	1,600	106,106
Kawasaki Kisen Kaisha Ltd.(1)	3,600	50,113
KDDI Corp.	29,334	507,704
Keyence Corp.	1,960	708,980
Kikkoman Corp.(1)	6,005	54,529
Kioxia Holdings Corp.(2)	2,000	133,110
Kirin Holdings Co. Ltd.	7,426	111,160
Kobe Bussan Co. Ltd.	1,400	33,699
Komatsu Ltd.	9,546	302,918
Konami Group Corp.	951	129,153
Kubota Corp.	9,811	139,028
Kyocera Corp.	13,592	190,542
Kyowa Kirin Co. Ltd.	2,344	37,726
Lasertec Corp.(1)	800	152,434
LY Corp.	26,217	69,762
M3, Inc.(1)	4,758	64,009
Makita Corp.	2,248	68,135
Marubeni Corp.	14,033	390,819
MatsukiyoCocokara & Co.	2,900	50,189
MINEBEA MITSUMI, Inc.	3,659	73,625
Mitsubishi Chemical Group Corp.	13,622	79,738
Mitsubishi Corp.	32,570	744,963
Mitsubishi Electric Corp.	19,060	555,729
Mitsubishi Estate Co. Ltd.	10,968	266,469
Mitsubishi HC Capital, Inc.(1)	8,466	70,820
Mitsubishi Heavy Industries Ltd.	32,240	787,057
Mitsubishi UFJ Financial Group, Inc.(4)	115,376	1,831,141
Mitsui & Co. Ltd.	25,250	749,858
Mitsui Fudosan Co. Ltd.	27,293	310,165
Mitsui OSK Lines Ltd.(1)	3,600	108,232
Mizuho Financial Group, Inc.	25,000	912,364
MonotaRO Co. Ltd.	2,800	44,585
MS&AD Insurance Group Holdings, Inc.	12,584	295,435
Murata Manufacturing Co. Ltd.	17,042	352,223
NEC Corp.	12,975	439,015
Nexon Co. Ltd.	4,150	101,370
Nidec Corp.(1)	7,756	105,311
Nintendo Co. Ltd.	11,110	750,086
Nippon Building Fund, Inc.	82	74,737
Nippon Paint Holdings Co. Ltd.	8,390	56,177
Nippon Sanso Holdings Corp.(1)	1,924	57,478
Nippon Steel Corp.	48,875	199,999
Nippon Yusen KK	4,300	139,284
Nissan Motor Co. Ltd.(2)	20,243	50,302
Nitori Holdings Co. Ltd.(1)	3,580	62,486
Nitto Denko Corp.(1)	7,250	172,620

4
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Japan (continued)
Nomura Holdings, Inc.	30,457	$ 253,721
Nomura Research Institute Ltd.	4,000	152,218
NTT, Inc.	292,800	295,579
Obayashi Corp.	6,520	136,450
Obic Co. Ltd.	3,200	100,444
Olympus Corp.	12,276	155,650
Oracle Corp. Japan	389	32,695
Oriental Land Co. Ltd.(1)	10,720	198,320
ORIX Corp.	11,602	339,327
Osaka Gas Co. Ltd.	3,623	125,888
Otsuka Corp.	2,328	47,970
Otsuka Holdings Co. Ltd.	4,252	240,490
Pan Pacific International Holdings Corp.	17,680	105,318
Panasonic Holdings Corp.	23,947	310,450
Rakuten Group, Inc.(2)	15,600	99,964
Recruit Holdings Co. Ltd.	14,457	812,361
Renesas Electronics Corp.(2)	18,600	254,761
Resona Holdings, Inc.	21,411	203,784
Ryohin Keikaku Co. Ltd.	5,000	88,287
Sanrio Co. Ltd.	1,700	53,193
SBI Holdings, Inc.	5,750	123,912
SCREEN Holdings Co. Ltd.(1)	700	68,183
SECOM Co. Ltd.	4,196	149,101
Seibu Holdings, Inc.	2,100	57,701
Sekisui Chemical Co. Ltd.	3,864	64,982
Sekisui House Ltd.	5,650	126,070
Seven & i Holdings Co. Ltd.	21,378	307,138
SG Holdings Co. Ltd.(1)	2,600	23,784
Shimadzu Corp.(1)	2,414	64,265
Shimano, Inc.	750	78,428
Shin-Etsu Chemical Co. Ltd.	17,325	538,134
Shionogi & Co. Ltd.	7,763	140,509
Shiseido Co. Ltd.	3,774	54,923
SMC Corp.	579	200,334
SoftBank Corp.	294,800	404,748
SoftBank Group Corp.	38,336	1,075,452
Sompo Holdings, Inc.	8,797	298,589
Sony Financial Group, Inc.(2)	61,300	65,312
Sony Group Corp.	62,100	1,592,925
Subaru Corp.	6,128	131,943
Sumitomo Corp.	10,925	378,141
Sumitomo Electric Industries Ltd.	6,990	281,538
Sumitomo Metal Mining Co. Ltd.	2,420	96,905
Sumitomo Mitsui Financial Group, Inc.	37,191	1,196,115
Sumitomo Mitsui Trust Group, Inc.	6,264	190,894
Sumitomo Realty & Development Co. Ltd.	6,136	154,050
Suntory Beverage & Food Ltd.	1,117	33,592
Suzuki Motor Corp.	15,712	234,980
Sysmex Corp.	4,579	44,967
T&D Holdings, Inc.	4,606	106,321
Taisei Corp.	1,549	146,800
Security	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	16,024	$ 497,790
TDK Corp.	19,925	281,894
Terumo Corp.	13,336	193,841
TIS, Inc.	1,900	63,832
Toho Co. Ltd.	1,156	58,931
Tokio Marine Holdings, Inc.	18,500	683,873
Tokyo Electron Ltd.	4,537	1,010,514
Tokyo Gas Co. Ltd.	3,362	133,285
Tokyo Metro Co. Ltd.(1)	2,400	24,399
Tokyu Corp.	4,284	50,065
TOPPAN Holdings, Inc.	2,074	61,653
Toray Industries, Inc.(1)	14,362	93,637
Toyota Industries Corp.(1)	1,561	176,965
Toyota Motor Corp.	95,650	2,054,284
Toyota Tsusho Corp.	7,095	239,238
Trend Micro, Inc.	1,144	47,513
Tsuruha Holdings, Inc.(1)	3,200	58,727
Unicharm Corp.	9,942	56,800
West Japan Railway Co.(1)	4,356	86,794
Yamaha Motor Co. Ltd.	8,662	64,240
Yokogawa Electric Corp.	2,228	71,453
Yokohama Financial Group, Inc.	10,731	88,713
Zensho Holdings Co. Ltd.(1)	900	51,573
ZOZO, Inc.	4,221	34,810
		$45,616,209
Netherlands — 6.1%
ABN AMRO Bank NV(3)	6,003	$209,738
Adyen NV(2)(3)	256	412,819
Aegon Ltd.	12,239	95,174
AerCap Holdings NV	1,824	262,218
Airbus SE	6,040	1,402,632
Akzo Nobel NV	1,606	111,746
Argenx SE(2)	621	523,840
ASM International NV	467	282,719
ASML Holding NV	3,927	4,231,422
ASR Nederland NV	1,436	102,173
BE Semiconductor Industries NV	797	124,600
CVC Capital Partners PLC(1)(3)	2,016	33,763
Euronext NV(3)	723	108,607
EXOR NV	907	77,044
Ferrovial SE	5,180	335,616
Heineken Holding NV	1,359	99,515
Heineken NV	2,994	247,026
IMCD NV(1)	630	57,180
ING Groep NV, Series N	30,506	857,470
JDE Peet's NV	1,952	73,001
Koninklijke Ahold Delhaize NV	8,898	364,879
Koninklijke KPN NV	40,728	190,310
Koninklijke Philips NV	7,574	206,234
Magnum Ice Cream Co. NV(2)	4,897	77,726

5
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Netherlands (continued)
Nebius Group NV(1)(2)	2,122	$ 177,622
NN Group NV	2,828	218,165
Prosus NV	13,363	827,423
Randstad NV(1)	975	37,016
Stellantis NV	20,906	228,935
STMicroelectronics NV	6,583	172,047
Universal Music Group NV	11,270	293,807
Wolters Kluwer NV	2,357	244,130
		$12,686,597
New Zealand — 0.2%
Auckland International Airport Ltd.(1)	15,160	$72,648
Contact Energy Ltd.(1)	9,048	48,134
Fisher & Paykel Healthcare Corp. Ltd.	6,048	131,404
Infratil Ltd.(1)	8,707	55,561
Meridian Energy Ltd.(1)	13,690	44,216
Xero Ltd.(2)	1,677	127,039
		$479,002
Norway — 0.6%
Aker BP ASA	2,840	$72,267
DNB Bank ASA	8,912	248,295
Equinor ASA	8,012	188,937
Gjensidige Forsikring ASA	2,315	69,192
Kongsberg Gruppen ASA	4,370	111,982
Mowi ASA	4,265	102,594
Norsk Hydro ASA	14,258	110,060
Orkla ASA	7,952	88,551
Salmar ASA	718	43,883
Telenor ASA	6,263	91,092
Yara International ASA	1,402	57,373
		$1,184,226
Poland — 0.0%†
InPost SA(2)	2,062	$25,339
		$25,339
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	69,514	$73,174
EDP SA	30,935	142,480
Galp Energia SGPS SA	4,520	77,836
Jeronimo Martins SGPS SA	2,498	59,443
		$352,933
Singapore — 1.7%
CapitaLand Ascendas REIT	42,731	$93,947
CapitaLand Integrated Commercial Trust	57,038	105,865
CapitaLand Investment Ltd.(1)	21,648	45,559
DBS Group Holdings Ltd.	21,642	948,020
Grab Holdings Ltd., Class A(2)	23,962	119,570
Keppel Ltd.	15,528	124,840
Oversea-Chinese Banking Corp. Ltd.	34,136	524,439
Security	Shares	Value
Singapore (continued)
Sea Ltd. ADR(2)	3,824	$ 487,828
Sembcorp Industries Ltd.(1)	8,600	40,202
Singapore Airlines Ltd.	17,500	86,887
Singapore Exchange Ltd.	8,700	114,526
Singapore Technologies Engineering Ltd.	16,918	110,544
Singapore Telecommunications Ltd.	72,791	257,534
United Overseas Bank Ltd.	12,714	346,272
Wilmar International Ltd.	21,300	50,942
Yangzijiang Shipbuilding Holdings Ltd.	24,500	66,187
		$3,523,162
Spain — 3.8%
Acciona SA(1)	293	$63,768
ACS Actividades de Construccion y Servicios SA	1,842	182,847
Aena SME SA(3)	7,868	219,839
Amadeus IT Group SA	4,563	337,712
Banco Bilbao Vizcaya Argentaria SA	58,767	1,378,509
Banco de Sabadell SA	50,934	200,723
Banco Santander SA	150,711	1,773,942
Bankinter SA	6,538	108,369
CaixaBank SA	39,739	485,854
Cellnex Telecom SA(2)(3)	4,980	160,364
EDP Renovaveis SA(1)	2,883	40,715
Endesa SA	3,415	122,874
Grifols SA(1)	2,499	31,237
Iberdrola SA	64,527	1,397,228
Industria de Diseno Textil SA	11,076	730,625
International Consolidated Airlines Group SA	12,053	66,923
Mapfre SA	9,242	46,378
Naturgy Energy Group SA	2,780	84,646
Redeia Corp. SA	4,315	76,923
Repsol SA	11,027	205,746
Telefonica SA	35,743	146,723
		$7,861,945
Sweden — 3.7%
AddTech AB, Class B	2,567	$90,406
Alfa Laval AB	2,930	146,914
Assa Abloy AB, Class B	10,367	400,486
Atlas Copco AB, Class A	27,809	495,072
Atlas Copco AB, Class B	16,884	269,919
Beijer Ref AB(1)	3,714	59,602
Boliden AB(2)	3,058	169,402
Epiroc AB, Class A	6,735	151,819
Epiroc AB, Class B	4,444	89,407
EQT AB(1)	4,941	193,025
Essity AB, Class B	5,744	165,148
Evolution AB(1)(3)	1,349	91,599
Fastighets AB Balder, Class B(1)(2)	7,420	54,769
H & M Hennes & Mauritz AB, Class B	5,635	112,947
Hexagon AB, Class B	20,101	236,764

6
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Sweden (continued)
Holmen AB, Class B(1)	733	$ 28,117
Industrivarden AB, Class A	1,444	64,689
Industrivarden AB, Class C	2,005	89,750
Indutrade AB	2,678	69,416
Investment AB Latour, Class B(1)	1,245	30,247
Investor AB, Class B	18,227	649,530
L E Lundbergforetagen AB, Class B	593	32,740
Lifco AB, Class B(1)	2,385	90,388
Nibe Industrier AB, Class B(1)	15,526	59,346
Saab AB, Class B	3,335	193,497
Sagax AB, Class B(1)	1,940	41,493
Sandvik AB	10,968	354,278
Securitas AB, Class B	5,049	80,295
Skandinaviska Enskilda Banken AB, Class A	15,329	323,192
Skanska AB, Class B	3,642	99,238
SKF AB, Class B	3,034	80,306
Spotify Technology SA(2)	1,586	921,006
Svenska Cellulosa AB SCA, Class B(1)	5,434	72,065
Svenska Handelsbanken AB, Class A	14,625	211,880
Swedbank AB, Class A	8,692	301,569
Swedish Orphan Biovitrum AB(1)(2)	1,899	68,150
Tele2 AB, Class B	6,122	102,584
Telefonaktiebolaget LM Ericsson, Class B	27,408	266,736
Telia Co. AB	26,167	111,837
Trelleborg AB, Class B	2,050	86,657
Volvo AB, Class B	15,852	504,484
		$7,660,769
Switzerland — 9.9%
ABB Ltd.	15,868	$1,169,749
Alcon AG	5,077	401,733
Avolta AG	817	48,186
Banque Cantonale Vaudoise(1)	289	36,535
Barry Callebaut AG(1)	42	68,666
Belimo Holding AG	104	101,615
BKW AG	204	43,271
Chocoladefabriken Lindt & Spruengli AG	1	146,656
Chocoladefabriken Lindt & Spruengli AG PC	10	146,119
Cie Financiere Richemont SA, Class A	5,392	1,162,790
Coca-Cola HBC AG	2,394	123,850
DSM-Firmenich AG	1,744	140,688
EMS-Chemie Holding AG	68	46,908
Galderma Group AG	1,590	323,776
Geberit AG	350	271,818
Givaudan SA	91	360,018
Glencore PLC(2)	102,562	560,672
Helvetia Baloise Holding AG	779	204,887
Holcim AG	5,206	506,806
Julius Baer Group Ltd.	2,077	162,278
Kuehne & Nagel International AG	478	102,510
Logitech International SA	1,464	148,622
Security	Shares	Value
Switzerland (continued)
Lonza Group AG	702	$ 473,302
Nestle SA	26,038	2,584,509
Novartis AG	19,213	2,647,472
Partners Group Holding AG	222	272,390
Roche Holding AG(5)	374	157,935
Roche Holding AG(5)	7,109	2,935,805
Sandoz Group AG	4,241	307,923
Schindler Holding AG PC(5)	422	158,699
Schindler Holding AG PC(5)	256	90,583
SGS SA	1,624	185,701
Sika AG	1,522	309,005
Sonova Holding AG	494	127,781
Straumann Holding AG	1,188	138,763
Swatch Group AG(1)	269	56,559
Swiss Life Holding AG	296	340,946
Swiss Prime Site AG	822	127,630
Swiss Re AG	3,031	504,933
Swisscom AG	276	200,475
UBS Group AG	32,271	1,490,099
VAT Group AG(3)	288	138,269
Zurich Insurance Group AG	1,468	1,110,839
		$20,637,771
United Kingdom — 14.4%
3i Group PLC	10,194	$446,995
Admiral Group PLC	2,376	101,640
Anglo American PLC	11,314	467,975
Antofagasta PLC	4,197	184,355
Ashtead Group PLC	4,186	285,398
Associated British Foods PLC	2,930	83,691
AstraZeneca PLC	15,707	2,906,726
Auto Trader Group PLC(3)	8,693	68,582
Aviva PLC	30,901	284,132
BAE Systems PLC	30,089	692,500
Barclays PLC	142,151	909,927
Barratt Redrow PLC	14,041	72,131
BP PLC	159,933	932,723
British American Tobacco PLC	22,236	1,260,574
BT Group PLC	60,412	149,667
Bunzl PLC	3,243	90,558
Centrica PLC	46,635	106,331
Coca-Cola Europacific Partners PLC	2,016	182,851
Compass Group PLC	17,338	549,356
Diageo PLC	22,650	488,060
Endeavour Mining PLC	1,932	100,942
Entain PLC	5,560	57,153
Fresnillo PLC	2,532	112,903
GSK PLC	41,425	1,015,626
Haleon PLC	91,777	463,784
Halma PLC	3,664	173,911
Hikma Pharmaceuticals PLC	1,888	39,359

7
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
United Kingdom (continued)
HSBC Holdings PLC	173,986	$ 2,737,832
Imperial Brands PLC	7,656	321,477
Informa PLC	13,820	163,977
InterContinental Hotels Group PLC	1,541	216,555
Intertek Group PLC	1,614	100,095
J Sainsbury PLC	17,242	75,541
JD Sports Fashion PLC	24,647	27,937
Kingfisher PLC	15,641	65,842
Land Securities Group PLC	7,815	65,346
Legal & General Group PLC	55,607	195,714
Lloyds Banking Group PLC	605,177	800,476
London Stock Exchange Group PLC	4,714	567,040
M&G PLC	24,755	95,302
Marks & Spencer Group PLC	19,449	86,549
Melrose Industries PLC	11,981	94,493
National Grid PLC	50,856	780,054
NatWest Group PLC	81,276	712,976
Next PLC	1,230	226,443
Pearson PLC	5,942	84,014
Phoenix Group Holdings PLC	7,802	77,239
Prudential PLC	25,493	392,161
Reckitt Benckiser Group PLC	6,895	557,939
RELX PLC	18,410	741,680
Rentokil Initial PLC	27,169	162,104
Rio Tinto PLC	11,386	917,154
Rolls-Royce Holdings PLC	84,911	1,313,209
Sage Group PLC	9,333	135,744
Schroders PLC	7,870	43,021
Segro PLC	11,880	115,095
Severn Trent PLC	3,001	112,691
Shell PLC	58,575	2,158,621
Smith & Nephew PLC	8,642	143,725
Smiths Group PLC	3,326	105,202
Spirax Group PLC	716	65,440
SSE PLC	12,064	353,691
Standard Chartered PLC	19,909	485,788
Tesco PLC	65,254	388,055
Unilever PLC	21,765	1,422,064
United Utilities Group PLC	6,627	106,472
Vodafone Group PLC	194,500	259,270
Whitbread PLC	1,787	61,250
Wise PLC, Class A(2)	7,015	84,040
		$29,847,168
Total Common Stocks (identified cost $111,192,864)		$206,560,257

Short-Term Investments — 0.3%

Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(6)	221,782	$ 221,782
Total Affiliated Fund (identified cost $221,782)		$ 221,782
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(7)	352,152	$ 352,152
Total Securities Lending Collateral (identified cost $352,152)		$ 352,152
Total Short-Term Investments (identified cost $573,934)		$ 573,934

Total Investments — 99.8% (identified cost $111,766,798)	$207,134,191
Other Assets, Less Liabilities — 0.2%	$ 414,305
Net Assets — 100.0%	$207,548,496

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $8,970,300.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $2,321,866 or 1.1% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of December 31, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.

8
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Schedule of Investments — continued

At December 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	25.2%
Industrials	19.1
Health Care	11.3
Consumer Discretionary	9.8
Information Technology	8.3
Consumer Staples	7.3
Materials	5.5
Communication Services	4.4
Utilities	3.7
Energy	3.1
Real Estate	1.8
Total	99.5%

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
9
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $110,847,508) - including $8,970,300 of securities on loan	$205,081,268
Investments in securities of affiliated issuers, at value (identified cost $919,290)	2,052,923
Cash denominated in foreign currency, at value (cost $467,835)	466,714
Receivable for capital shares sold	67,655
Dividends receivable	136,177
Dividends receivable - affiliated	1,504
Securities lending income receivable	2,253
Tax reclaims receivable	597,638
Receivable from affiliate	88,224
Directors' deferred compensation plan	30,733
Total assets	$208,525,089
Liabilities
Payable for capital shares redeemed	$339,022
Deposits for securities loaned	352,152
Payable to affiliates:
Investment advisory fee	52,179
Administrative fee	20,899
Distribution fees	16,257
Sub-transfer agency fee	130
Directors' deferred compensation plan	30,733
Payable for professional fees	49,575
Accrued expenses	115,646
Total liabilities	$976,593
Net Assets	$207,548,496
Sources of Net Assets
Paid-in capital	$121,197,334
Distributable earnings	86,351,162
Net Assets	$207,548,496
Class I Shares
Net Assets	$110,261,324
Shares Outstanding	899,987
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$122.51
Class F Shares
Net Assets	$97,287,172
Shares Outstanding	804,331
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$120.95
10
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $543,110)	$5,115,550
Dividend income - affiliated issuers (net of foreign taxes withheld of $5,636)	70,260
Interest income	514
Securities lending income, net	26,062
Total investment income	$5,212,386
Expenses
Investment advisory fee	$548,531
Administrative fee	219,412
Distribution fees:
Class F	162,916
Directors' fees and expenses	10,030
Custodian fees	59,188
Transfer agency fees and expenses	159,284
Accounting fees	42,912
Professional fees	51,838
Reports to shareholders	39,741
Licensing fees	85,508
Miscellaneous	19,858
Total expenses	$1,399,218
Waiver and/or reimbursement of expenses by affiliates	$(358,133)
Net expenses	$1,041,085
Net investment income	$4,171,301
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(542,875)
Investment securities - affiliated issuers	(1,454)
Foreign currency transactions	19,639
Net realized loss	$(524,690)
Change in unrealized appreciation (depreciation):
Investment securities	$43,739,160
Investment securities - affiliated issuers	465,825
Foreign currency	61,049
Net change in unrealized appreciation (depreciation)	$44,266,034
Net realized and unrealized gain	$43,741,344
Net increase in net assets from operations	$47,912,645
11
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,171,301	$3,522,797
Net realized loss	(524,690)	(1,191,661)
Net change in unrealized appreciation (depreciation)	44,266,034	1,609,891
Net increase in net assets from operations	$47,912,645	$3,941,027
Distributions to shareholders:
Class I	$(2,538,975)	$(2,460,334)
Class F	(2,166,122)	(1,742,211)
Total distributions to shareholders	$(4,705,097)	$(4,202,545)
Capital share transactions:
Class I	$(4,329,852)	$845,892
Class F	10,378,773	17,818,612
Net increase in net assets from capital share transactions	$6,048,921	$18,664,504
Net increase in net assets	$49,256,469	$18,402,986
Net Assets
At beginning of year	$158,292,027	$139,889,041
At end of year	$207,548,496	$158,292,027
12
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Financial Highlights

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$95.85	$95.39	$83.54	$102.12	$93.77
Income (Loss) From Operations
Net investment income(1)	$2.66	$2.43	$2.32	$2.38	$2.53
Net realized and unrealized gain (loss)	26.87	0.75	12.27	(17.84)	7.63
Total income (loss) from operations	$29.53	$3.18	$14.59	$(15.46)	$10.16
Less Distributions
From net investment income	$(2.87)	$(2.72)	$(2.74)	$(3.12)	$(1.81)
Total distributions	$(2.87)	$(2.72)	$(2.74)	$(3.12)	$(1.81)
Net asset value — End of year	$122.51	$95.85	$95.39	$83.54	$102.12
Total Return(2)	30.90%	3.14%	17.77%	(14.58)%	10.88%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$110,261	$90,312	$89,331	$82,015	$105,721
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.68%	0.67%	0.71%	0.72%	0.64%
Net expenses	0.48%(4)	0.48%(4)	0.48%(4)	0.48%(4)	0.48%
Net investment income	2.39%	2.43%	2.56%	2.74%	2.51%
Portfolio Turnover	6%	9%	7%	11%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$94.85	$94.60	$83.04	$101.73	$93.60
Income (Loss) From Operations
Net investment income(1)	$2.37	$2.18	$2.11	$2.13	$2.32
Net realized and unrealized gain (loss)	26.60	0.79	12.19	(17.70)	7.62
Total income (loss) from operations	$28.97	$2.97	$14.30	$(15.57)	$9.94
Less Distributions
From net investment income	$(2.87)	$(2.72)	$(2.74)	$(3.12)	$(1.81)
Total distributions	$(2.87)	$(2.72)	$(2.74)	$(3.12)	$(1.81)
Net asset value — End of year	$120.95	$94.85	$94.60	$83.04	$101.73
Total Return(2)	30.64%	2.95%	17.53%	(14.75)%	10.66%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$97,287	$67,980	$50,558	$31,849	$29,363
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.88%	0.87%	0.91%	0.92%	0.84%
Net expenses	0.68%(4)	0.68%(4)	0.68%(4)	0.68%(4)	0.68%
Net investment income	2.15%	2.19%	2.35%	2.48%	2.31%
Portfolio Turnover	6%	9%	7%	11%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
CVT EAFE International Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
15

CVT
EAFE International Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$13,064,050	$ —	$13,064,050
Austria	—	545,689	—	545,689
Belgium	—	1,753,615	—	1,753,615
Denmark	—	3,946,050	—	3,946,050
Finland	—	2,433,205	—	2,433,205
France	—	20,341,592	—	20,341,592
Germany	—	20,135,357	—	20,135,357
Hong Kong	97,048	4,045,842	—	4,142,890
Ireland	—	1,165,781	—	1,165,781
Israel	861,542	1,425,481	—	2,287,023
Italy	—	6,869,884	—	6,869,884
Japan	—	45,616,209	—	45,616,209
Netherlands	517,566	12,169,031	—	12,686,597
New Zealand	—	479,002	—	479,002
Norway	—	1,184,226	—	1,184,226
Poland	—	25,339	—	25,339
Portugal	—	352,933	—	352,933
Singapore	607,398	2,915,764	—	3,523,162
Spain	—	7,861,945	—	7,861,945
Sweden	921,006	6,739,763	—	7,660,769
Switzerland	—	20,637,771	—	20,637,771
United Kingdom	182,851	29,664,317	—	29,847,168
Total Common Stocks	$3,187,411	$203,372,846(1)	$ —	$206,560,257
Short-Term Investments:
Affiliated Fund	$221,782	$ —	$ —	$221,782
Securities Lending Collateral	352,152	—	—	352,152
Total Investments	$3,761,345	$203,372,846	$ —	$207,134,191

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
16

CVT
EAFE International Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $548,531.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $741 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.68% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $357,392.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $219,412.
17

CVT
EAFE International Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2025 amounted to $162,916 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $529 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $157,660 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $20,835,476 and $11,638,871, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$4,705,097	$4,202,545
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$7,479,631
Deferred capital losses	(5,897,945)
Net unrealized appreciation	84,769,476
Distributable earnings	$86,351,162
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $5,897,945 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $536,676 are short-term and $5,361,269 are long-term.
18

CVT
EAFE International Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$122,412,736
Gross unrealized appreciation	$87,408,106
Gross unrealized depreciation	(2,686,651)
Net unrealized appreciation	$84,721,455
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan was $8,970,300 and the total value of collateral received was $9,542,776, comprised of cash of $352,152 and U.S. government and/or agencies securities of $9,190,624.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$352,152	$ —	$ —	$ —	$352,152
The carrying amount of the liability for deposits for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
19

CVT
EAFE International Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

8  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $2,052,923, which represents 1.0% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,245,411	$ 175,039	$ (53,680)	$(1,454)	$465,825	$1,831,141	$49,150	115,376
Short-Term Investments
Liquidity Fund	3,269	21,310,573	(21,092,060)	—	—	221,782	21,110	221,782
Total				$(1,454)	$465,825	$2,052,923	$70,260
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	123,851	$13,651,370	127,242	$12,929,290
Reinvestment of distributions	21,359	2,538,975	23,968	2,460,334
Shares redeemed	(187,405)	(20,520,197)	(145,530)	(14,543,732)
Net increase (decrease)	(42,195)	$(4,329,852)	5,680	$845,892
Class F
Shares sold	168,322	$18,671,405	290,869	$28,402,421
Reinvestment of distributions	18,449	2,166,122	17,145	1,742,211
Shares redeemed	(99,157)	(10,458,754)	(125,735)	(12,326,020)
Net increase	87,614	$10,378,773	182,279	$17,818,612
At December 31, 2025, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 74.2%.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
20

CVT
EAFE International Index Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of CVT EAFE International Index Portfolio and Board of Directors of Calvert Variable Trust, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CVT EAFE International Index Portfolio (the “Fund”), one of the funds constituting Calvert Variable Trust, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
21

CVT
EAFE International Index Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $5,045,042, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended December 31, 2025, the Fund paid foreign taxes of $440,872 and recognized foreign source income of $5,710,727.
22

CVPIII-NCSR 12.31.25

CVT
Investment Grade Bond Index Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
CVT
Investment Grade Bond Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Schedule of Investments

Corporate Bonds — 24.9%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
ArcelorMittal SA, 6.55%, 11/29/27	$150	$ 156,292
Barrick North America Finance LLC, 5.75%, 5/1/43	100	101,970
BHP Billiton Finance USA Ltd., 5.125%, 2/21/32	100	103,806
Dow Chemical Co., 4.375%, 11/15/42	100	79,236
LYB International Finance BV, 5.25%, 7/15/43	100	86,637
		$ 527,941
Communications — 1.8%
AT&T, Inc., 5.45%, 3/1/47	$600	$ 568,825
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/35	175	180,761
Comcast Corp.:
2.937%, 11/1/56	98	55,128
4.00%, 3/1/48	50	37,710
4.15%, 10/15/28	100	100,565
Meta Platforms, Inc., 4.60%, 11/15/32	200	201,665
Motorola Solutions, Inc., 2.30%, 11/15/30	100	90,928
NBCUniversal Media LLC, 4.45%, 1/15/43	123	104,629
T-Mobile USA, Inc., 2.05%, 2/15/28	50	48,016
Verizon Communications, Inc.:
2.875%, 11/20/50	150	93,257
5.00%, 1/15/36	400	396,759
Walt Disney Co., 5.40%, 10/1/43	100	100,200
		$1,978,443
Consumer, Cyclical — 1.6%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$238,166
Dollar General Corp., 4.125%, 4/3/50	200	157,893
General Motors Co., 5.00%, 4/1/35	500	488,782
Lowe's Cos., Inc., 5.625%, 4/15/53	150	145,600
Starbucks Corp., 3.75%, 12/1/47	250	187,731
Tapestry, Inc., 4.125%, 7/15/27	300	300,009
Volkswagen Group of America Finance LLC, 4.85%, 8/15/27(1)	250	252,574
		$1,770,755
Consumer, Non-cyclical — 4.5%
AbbVie, Inc., 3.20%, 11/21/29	$300	$291,013
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	335,778
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	750	675,770
Block Financial LLC, 3.875%, 8/15/30	150	144,574
CVS Health Corp., 4.30%, 3/25/28	110	110,390
CVS Pass-Through Trust, 6.036%, 12/10/28	28	28,463
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30(2)	400	369,733
Global Payments, Inc., 2.15%, 1/15/27	200	195,888
HCA, Inc., 5.90%, 6/1/53	200	196,027
Kroger Co., 3.875%, 10/15/46	250	194,686
Laboratory Corp. of America Holdings, 2.95%, 12/1/29	100	95,251
Molson Coors Beverage Co., 5.00%, 5/1/42	100	92,394
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Pfizer, Inc., 4.40%, 5/15/44	$500	$ 447,297
Quanta Services, Inc., 2.90%, 10/1/30	200	187,337
Solventum Corp., 5.90%, 4/30/54	195	196,011
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	100	74,160
Sysco Corp., 5.95%, 4/1/30	250	265,223
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/9/50	400	267,215
Triton Container International Ltd., 2.05%, 4/15/26(1)	300	297,685
UnitedHealth Group, Inc., 5.625%, 7/15/54	100	98,198
Viatris, Inc., 2.30%, 6/22/27	250	242,988
Zoetis, Inc., 4.70%, 2/1/43	100	91,839
		$4,897,920
Energy — 1.6%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$196,175
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	107,152
Energy Transfer LP:
6.00%, 2/1/29(1)	100	101,093
6.20%, 4/1/55	200	196,435
Northern Natural Gas Co., 3.40%, 10/16/51(1)	327	219,928
Shell Finance U.S., Inc.:
4.125%, 5/11/35	500	480,144
4.55%, 8/12/43	100	89,498
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100	87,861
Williams Cos., Inc., 5.30%, 8/15/28	100	102,974
Woodside Finance Ltd., 5.70%, 5/19/32	150	156,155
		$1,737,415
Financial — 7.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$193,952
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50	300	224,031
Ally Financial, Inc., 2.20%, 11/2/28	250	236,731
Americold Realty Operating Partnership LP, 5.60%, 5/15/32	50	50,368
Arthur J Gallagher & Co., 5.75%, 3/2/53	150	147,390
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	500	466,075
2.687% to 4/22/31, 4/22/32(3)	200	183,582
4.244% to 4/24/37, 4/24/38(3)	250	233,364
Beacon Funding Trust, 6.266%, 8/15/54(1)	100	101,653
Capital One Financial Corp., 5.817% to 2/1/33, 2/1/34(3)	150	157,058
Citigroup, Inc.:
2.561% to 5/1/31, 5/1/32(3)	225	204,269
4.075% to 4/23/28, 4/23/29(3)	500	499,758
EPR Properties:
4.50%, 6/1/27	200	200,415
4.95%, 4/15/28	100	100,819
Goldman Sachs Group, Inc.:
2.383% to 7/21/31, 7/21/32(3)	500	447,981
6.75%, 10/1/37	100	111,711
High Street Funding Trust III, 5.807%, 2/15/55(1)	100	99,695

1
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	$400	$ 374,058
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	250	237,817
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	300	204,362
5.717% to 9/14/32, 9/14/33(3)	500	528,765
Kimco Realty OP LLC, 4.45%, 9/1/47	200	171,141
MetLife, Inc., 4.875%, 11/13/43	100	93,454
National Australia Bank Ltd., 6.429%, 1/12/33(1)	300	325,839
NNN REIT, Inc., 5.60%, 10/15/33	100	104,745
Pacific Life Insurance Co., 5.95%, 9/15/55(1)	100	100,307
Peachtree Corners Funding Trust II, 6.012%, 5/15/35(1)	100	105,633
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 8/15/32	50	51,223
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	137,817
PNC Bank NA, 2.70%, 10/22/29	250	236,158
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(3)	150	156,485
Simon Property Group LP, 2.65%, 7/15/30	150	140,559
State Street Corp., 6.123% to 11/21/33, 11/21/34(3)	300	324,847
U.S. Bancorp, 3.10%, 4/27/26	250	249,389
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(3)	250	249,028
5.389% to 4/24/33, 4/24/34(3)	250	260,186
Westpac Banking Corp., 3.35%, 3/8/27	200	199,325
Wynnton Funding Trust, 5.251%, 8/15/35(1)	100	100,676
		$8,010,666
Industrial — 2.8%
BNSF Funding Trust I, 6.613% to 1/30/26, 12/15/55(3)	$540	$543,079
Boeing Co.:
2.196%, 2/4/26	300	299,441
3.20%, 3/1/29	150	145,478
5.15%, 5/1/30	100	102,786
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	100	98,728
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	177,200
Carrier Global Corp., 3.577%, 4/5/50	127	93,651
Deere & Co., 6.55%, 10/1/28	250	264,142
Flex Ltd., 4.875%, 5/12/30	250	253,999
GATX Corp., 3.10%, 6/1/51	150	95,382
Lennox International, Inc., 1.70%, 8/1/27	300	289,544
Parker-Hannifin Corp., 3.25%, 3/1/27	200	198,662
RTX Corp., 4.50%, 6/1/42	100	90,682
United Parcel Service, Inc., 6.20%, 1/15/38	250	275,743
Waste Management, Inc., 5.35%, 10/15/54	200	194,980
		$3,123,497
Technology — 2.0%
Broadcom, Inc.:
3.137%, 11/15/35(1)	$500	$430,770
3.419%, 4/15/33	200	185,192
Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Dell International LLC/EMC Corp., 5.30%, 10/1/29	$250	$ 258,101
Intel Corp., 4.875%, 2/10/28	200	202,869
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	335,872
Oracle Corp.:
2.65%, 7/15/26	150	148,798
3.60%, 4/1/50	400	249,440
Roper Technologies, Inc., 2.95%, 9/15/29	250	239,416
Vmware LLC, 2.20%, 8/15/31	200	177,796
		$2,228,254
Utilities — 2.8%
DTE Electric Co., 2.25%, 3/1/30	$300	$279,180
Duke Energy Corp., 3.15%, 8/15/27	500	494,154
Duke Energy Florida LLC, 6.20%, 11/15/53	250	268,596
Florida Power & Light Co., 5.60%, 6/15/54	200	201,073
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)	350	349,165
ITC Holdings Corp., 4.95%, 9/22/27(1)	300	304,180
Louisville Gas & Electric Co., 5.85%, 8/15/55	75	75,648
Pacific Gas & Electric Co., 5.90%, 10/1/54	150	144,442
PacifiCorp, 4.10%, 2/1/42	100	79,305
Public Service Electric and Gas Co., 3.95%, 5/1/42	1,000	845,225
		$3,040,968
Total Corporate Bonds (identified cost $28,897,139)		$27,315,859

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico — 0.4%
Mexico Government International Bonds, 5.55%, 1/21/45(2)	$500	$ 464,500
		$ 464,500
Total Sovereign Government Bonds (identified cost $497,904)		$ 464,500

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
New York, NY, 3.60%, 8/1/28	$1,000	$ 995,449
Total Taxable Municipal Obligations (identified cost $997,157)		$ 995,449

2
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Schedule of Investments — continued

U.S. Government Agencies and Instrumentalities — 2.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.25%, 7/15/32	$850	$ 963,255
6.75%, 3/15/31	1,000	1,140,100
Federal National Mortgage Association:
0.875%, 8/5/30	600	529,606
5.625%, 7/15/37	100	110,278
Total U.S. Government Agencies and Instrumentalities (identified cost $2,796,681)		$ 2,743,239

U.S. Government Agency Mortgage-Backed Securities — 25.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$927	$ 753,078
2.50%, with various maturities to 2050	1,047	957,452
3.00%, with various maturities to 2052	1,100	987,664
3.50%, with various maturities to 2048	276	263,787
4.00%, with various maturities to 2052	599	577,635
4.50%, with various maturities to 2044	700	701,234
5.00%, with various maturities to 2055	2,038	2,049,273
6.00%, with various maturities to 2040	25	26,074
6.50%, with various maturities to 2055	1,647	1,715,122
Federal National Mortgage Association:
1.50%, 9/1/35	384	349,456
2.00%, with various maturities to 2051	3,401	2,896,351
2.50%, with various maturities to 2052	3,539	3,106,960
3.00%, with various maturities to 2052	4,265	3,857,295
3.50%, with various maturities to 2052	2,574	2,425,646
4.00%, with various maturities to 2047	904	876,902
4.50%, with various maturities to 2044	619	618,851
5.00%, with various maturities to 2055	2,246	2,252,359
5.50%, with various maturities to 2038	111	114,112
6.00%, with various maturities to 2053	748	772,338
6.081%, (1 Yr. RFUCCT + 1.456%) 9/1/38(4)	39	39,782
6.50%, 9/1/36	8	8,552
Government National Mortgage Association:
2.50%, with various maturities to 2052	2,230	1,919,283
4.00%, with various maturities to 2042	392	381,274
4.50%, 7/20/33	25	25,392
5.00%, with various maturities to 2039	152	155,707
5.50%, 7/20/34	17	17,248
6.00%, with various maturities to 2038	102	106,002
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $30,002,889)		$27,954,829

U.S. Treasury Obligations — 43.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$1,000	$ 491,934
1.625%, 11/15/50	800	420,219
2.00%, 8/15/51	800	458,531
2.25%, 8/15/49	650	407,824
2.375%, 5/15/51	875	551,729
3.00%, 5/15/47	1,000	751,250
3.00%, 8/15/52	280	200,643
3.125%, 11/15/41	1,000	827,305
3.125%, 8/15/44	1,500	1,187,695
3.125%, 5/15/48	750	569,853
3.50%, 2/15/39	350	319,102
3.625%, 2/15/53	325	263,225
3.75%, 11/15/43	1,100	964,348
3.875%, 8/15/40	300	277,969
4.00%, 11/15/42	350	320,913
4.25%, 2/15/54	600	542,625
4.25%, 8/15/54	900	813,990
4.375%, 11/15/39	760	750,114
4.375%, 5/15/41	700	682,281
4.50%, 5/15/38	400	407,734
4.50%, 11/15/54	210	198,138
U.S. Treasury Notes:
0.375%, 1/31/26	1,000	997,422
0.375%, 7/31/27	300	285,814
0.50%, 8/31/27	750	714,228
0.625%, 5/15/30	300	263,326
0.625%, 8/15/30	1,000	870,312
0.875%, 11/15/30	250	218,584
1.125%, 2/29/28	500	475,625
1.125%, 8/31/28	200	187,910
1.125%, 2/15/31	1,100	968,666
1.25%, 4/30/28	1,950	1,852,805
1.25%, 9/30/28	150	141,123
1.25%, 8/15/31	1,300	1,132,853
1.50%, 11/30/28	1,350	1,274,379
1.50%, 2/15/30	1,400	1,286,223
1.75%, 1/31/29	350	331,673
2.25%, 3/31/26	1,000	996,769
2.25%, 2/15/27	2,400	2,367,141
2.25%, 11/15/27	2,550	2,493,820
2.625%, 2/15/29	1,200	1,166,977
2.75%, 2/15/28	200	197,012
2.75%, 8/15/32	825	769,167
2.875%, 5/15/28	425	419,007
2.875%, 8/15/28	300	295,230

3
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.875%, 5/15/32	$725	$ 683,723
3.125%, 11/15/28	1,150	1,137,310
3.125%, 8/31/29	1,100	1,081,609
3.375%, 5/15/33	425	408,664
3.50%, 9/30/27	1,000	1,000,273
3.50%, 1/31/30	225	223,743
3.50%, 4/30/30	500	496,484
3.50%, 2/15/33	650	631,782
3.625%, 9/30/30	500	498,145
3.75%, 5/31/30	650	651,676
3.875%, 9/30/29	150	151,315
3.875%, 12/31/29	350	353,021
3.875%, 8/15/33	400	396,766
4.00%, 2/29/28	600	606,340
4.00%, 4/30/32	150	151,002
4.00%, 11/15/35	100	98,570
4.125%, 1/31/27	600	603,809
4.125%, 3/31/29	1,000	1,016,758
4.125%, 8/31/30	750	763,330
4.125%, 7/31/31	500	508,223
4.125%, 11/15/32	1,175	1,188,586
4.25%, 2/15/28	1,600	1,624,687
4.25%, 8/15/35	450	453,305
4.50%, 12/31/31	400	414,008
4.50%, 11/15/33	400	413,102
4.625%, 6/15/27	500	508,057
4.625%, 4/30/31	530	551,780
4.875%, 10/31/30	200	210,133
Total U.S. Treasury Obligations (identified cost $50,735,726)		$47,939,689

Short-Term Investments — 1.4%
Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(5)	1,384,019	$ 1,384,019
Total Affiliated Fund (identified cost $1,384,019)		$ 1,384,019
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(6)	195,940	$ 195,940
Total Securities Lending Collateral (identified cost $195,940)		$ 195,940
Total Short-Term Investments (identified cost $1,579,959)		$ 1,579,959
Total Investments — 99.4% (identified cost $115,507,455)		$108,993,524
Other Assets, Less Liabilities — 0.6%		$ 630,643
Net Assets — 100.0%		$109,624,167

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $3,232,128 or 2.9% of the Fund's net assets.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $553,693.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of December 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term

4
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $114,123,436) - including $553,693 of securities on loan	$107,609,505
Investments in securities of affiliated issuers, at value (identified cost $1,384,019)	1,384,019
Receivable for capital shares sold	71,897
Interest receivable	843,001
Dividends receivable - affiliated	3,240
Securities lending income receivable	199
Receivable from affiliates	39,894
Directors' deferred compensation plan	35,053
Total assets	$109,986,808
Liabilities
Payable for capital shares redeemed	$4,402
Deposits for securities loaned	195,940
Payable to affiliates:
Investment advisory fee	18,442
Administrative fee	11,136
Distribution fees	1,481
Sub-transfer agency fee	83
Directors' deferred compensation plan	35,053
Payable for professional fees	42,239
Payable for transfer agency fees and expenses	18,361
Accrued expenses	35,504
Total liabilities	$362,641
Net Assets	$109,624,167
Sources of Net Assets
Paid-in capital	$117,925,644
Accumulated loss	(8,301,477)
Net Assets	$109,624,167
Class I Shares
Net Assets	$102,654,695
Shares Outstanding	2,082,592
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$49.29
Class F Shares
Net Assets	$6,969,472
Shares Outstanding	145,942
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$47.76
5
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income - affiliated issuers	$49,289
Interest income	3,739,896
Interest income - affiliated issuers	6,251
Securities lending income, net	8,316
Other income	4,415
Total investment income	$3,808,167
Expenses
Investment advisory fee	$218,013
Administrative fee	130,808
Distribution fees:
Class F	16,514
Directors' fees and expenses	5,777
Custodian fees	6,336
Transfer agency fees and expenses	84,483
Accounting fees	28,073
Professional fees	48,154
Reports to shareholders	23,160
Miscellaneous	21,568
Total expenses	$582,886
Waiver and/or reimbursement of expenses by affiliates	$(219,281)
Net expenses	$363,605
Net investment income	$3,444,562
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(2,779,925)
Net realized loss	$(2,779,925)
Change in unrealized appreciation (depreciation):
Investment securities	$6,599,433
Investment securities - affiliated issuers	160
Net change in unrealized appreciation (depreciation)	$6,599,593
Net realized and unrealized gain	$3,819,668
Net increase in net assets from operations	$7,264,230
6
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,444,562	$3,367,060
Net realized loss	(2,779,925)	(353,888)
Net change in unrealized appreciation (depreciation)	6,599,593	(1,819,710)
Net increase in net assets from operations	$7,264,230	$1,193,462
Distributions to shareholders:
Class I	$(3,155,964)	$(3,045,025)
Class F	(218,833)	(176,267)
Total distributions to shareholders	$(3,374,797)	$(3,221,292)
Capital share transactions:
Class I	$(7,395,637)	$(5,106,073)
Class F	778,665	456,350
Net decrease in net assets from capital share transactions	$(6,616,972)	$(4,649,723)
Net decrease in net assets	$(2,727,539)	$(6,677,553)
Net Assets
At beginning of year	$112,351,706	$119,029,259
At end of year	$109,624,167	$112,351,706
7
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Financial Highlights

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$47.57	$48.44	$47.25	$55.64	$58.07
Income (Loss) From Operations
Net investment income(1)	$1.55	$1.42	$1.32	$1.19	$1.14
Net realized and unrealized gain (loss)	1.72	(0.90)	1.18	(8.19)	(2.20)
Total income (loss) from operations	$3.27	$0.52	$2.50	$(7.00)	$(1.06)
Less Distributions
From net investment income	$(1.55)	$(1.39)	$(1.31)	$(1.39)	$(1.37)
Total distributions	$(1.55)	$(1.39)	$(1.31)	$(1.39)	$(1.37)
Net asset value — End of year	$49.29	$47.57	$48.44	$47.25	$55.64
Total Return(2)	6.90%	1.03%	5.47%	(12.53)%	(1.82)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$102,655	$106,370	$113,389	$110,980	$145,323
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.52%	0.49%	0.49%	0.48%	0.46%
Net expenses	0.32%(4)	0.32%(4)	0.32%(4)	0.32%(4)	0.32%
Net investment income	3.18%	2.93%	2.76%	2.35%	2.00%
Portfolio Turnover	23%	11%	11%	6%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$46.25	$47.25	$46.23	$54.61	$57.17
Income (Loss) From Operations
Net investment income(1)	$1.39	$1.26	$1.17	$1.04	$0.98
Net realized and unrealized gain (loss)	1.67	(0.87)	1.16	(8.03)	(2.17)
Total income (loss) from operations	$3.06	$0.39	$2.33	$(6.99)	$(1.19)
Less Distributions
From net investment income	$(1.55)	$(1.39)	$(1.31)	$(1.39)	$(1.37)
Total distributions	$(1.55)	$(1.39)	$(1.31)	$(1.39)	$(1.37)
Net asset value — End of year	$47.76	$46.25	$47.25	$46.23	$54.61
Total Return(2)	6.64%	0.78%	5.22%	(12.75)%	(2.08)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,969	$5,982	$5,640	$4,970	$5,413
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.77%	0.74%	0.74%	0.73%	0.71%
Net expenses	0.57%(4)	0.57%(4)	0.57%(4)	0.57%(4)	0.57%
Net investment income	2.93%	2.68%	2.51%	2.11%	1.75%
Portfolio Turnover	23%	11%	11%	6%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
CVT Investment Grade Bond Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
10

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$27,315,859	$ —	$27,315,859
Sovereign Government Bonds	—	464,500	—	464,500
Taxable Municipal Obligations	—	995,449	—	995,449
U.S. Government Agencies and Instrumentalities	—	2,743,239	—	2,743,239
U.S. Government Agency Mortgage-Backed Securities	—	27,954,829	—	27,954,829
U.S. Treasury Obligations	—	47,939,689	—	47,939,689
Short-Term Investments:
Affiliated Fund	1,384,019	—	—	1,384,019
Securities Lending Collateral	195,940	—	—	195,940
Total Investments	$1,579,959	$107,413,565	$ —	$108,993,524
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
11

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $218,013.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $1,731 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $217,550.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $130,808.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2025 amounted to $16,514 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $365 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $83,588, of which $59,669 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,013.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $4,896,674 and $7,007,396, respectively. Purchases and sales of U.S. government and agency securities, including maturities and paydowns, were $19,684,500 and $24,019,305, respectively.
12

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$3,374,797	$3,221,292
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$3,449,525
Deferred capital losses	(4,963,747)
Net unrealized depreciation	(6,787,255)
Accumulated loss	$(8,301,477)
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $4,963,747 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $755,930 are short-term and $4,207,817 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$115,780,779
Gross unrealized appreciation	$662,004
Gross unrealized depreciation	(7,449,259)
Net unrealized depreciation	$(6,787,255)
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan, including accrued interest, was $559,749 and the total value of collateral received was $570,940, comprised of cash of $195,940 and U.S. government and/or agencies securities of $375,000.
13

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Sovereign Government Bonds	$195,940	$ —	$ —	$ —	$195,940
The carrying amount of the liability for deposits for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2025.
8  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,384,019, which represents 1.2% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 150,318	$ —	$ (150,000)	$ —	$160	$ —	$ 6,251	—
Short-Term Investments
Liquidity Fund	1,789,375	26,700,520	(27,105,876)	—	—	1,384,019	49,289	1,384,019
Total				$ —	$160	$1,384,019	$55,540
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	180,689	$8,867,655	171,080	$8,265,768
Reinvestment of distributions	64,460	3,155,964	62,901	3,045,025
Shares redeemed	(398,428)	(19,419,256)	(338,776)	(16,416,866)
Net decrease	(153,279)	$(7,395,637)	(104,795)	$(5,106,073)
14

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares sold	26,832	$1,264,121	21,628	$1,007,181
Reinvestment of distributions	4,611	218,833	3,743	176,267
Shares redeemed	(14,832)	(704,289)	(15,402)	(727,098)
Net increase	16,611	$778,665	9,969	$456,350
At December 31, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 74.2% of the value of the outstanding shares of the Fund.
15

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of CVT Investment Grade Bond Index Portfolio and Board of Directors of Calvert Variable Trust, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CVT Investment Grade Bond Index Portfolio (the “Fund”), one of the funds constituting Calvert Variable Trust, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
16

CVT
Investment Grade Bond Index Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Fund designates 98.73% of distributions from net investment income as a 163(j) interest dividend.
17

This Page Intentionally Left Blank

CVPIBI-NCSR 12.31.25

CVT
Nasdaq 100 Index Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
CVT
Nasdaq 100 Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Schedule of Investments

Common Stocks — 94.5%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	2,853	$ 1,620,304
		$ 1,620,304
Automobiles — 3.8%
Tesla, Inc.(1)	57,929	$ 26,051,830
		$ 26,051,830
Beverages — 1.8%
Coca-Cola Europacific Partners PLC	16,565	$ 1,502,445
Keurig Dr. Pepper, Inc.	49,116	1,375,739
Monster Beverage Corp.(1)	35,321	2,708,061
PepsiCo, Inc.	49,432	7,094,481
		$12,680,726
Biotechnology — 3.2%
Alnylam Pharmaceuticals, Inc.(1)	4,776	$1,899,176
Amgen, Inc.	19,467	6,371,744
Gilead Sciences, Inc.	44,853	5,505,257
Insmed, Inc.(1)	7,710	1,341,848
Regeneron Pharmaceuticals, Inc.	3,734	2,882,163
Vertex Pharmaceuticals, Inc.(1)	9,172	4,158,218
		$22,158,406
Broadline Retail — 5.6%
Amazon.com, Inc.(1)	139,992	$32,312,953
MercadoLibre, Inc.(1)	1,833	3,692,139
PDD Holdings, Inc. ADR(1)	24,147	2,738,028
		$38,743,120
Chemicals — 1.0%
Linde PLC	16,881	$7,197,890
		$7,197,890
Commercial Services & Supplies — 0.6%
Cintas Corp.	14,528	$2,732,281
Copart, Inc.(1)	34,996	1,370,093
		$4,102,374
Communications Equipment — 1.6%
Cisco Systems, Inc.	142,840	$11,002,965
		$11,002,965
Construction & Engineering — 0.2%
Ferrovial SE(2)	26,527	$1,713,910
		$1,713,910
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	16,022	$ 13,816,412
		$ 13,816,412
Electric Utilities — 1.4%
American Electric Power Co., Inc.	19,309	$ 2,226,521
Constellation Energy Corp.	11,290	3,988,418
Exelon Corp.	36,524	1,592,081
Xcel Energy, Inc.	21,385	1,579,496
		$ 9,386,516
Energy Equipment & Services — 0.2%
Baker Hughes Co.	35,674	$1,624,594
		$1,624,594
Entertainment — 3.0%
Electronic Arts, Inc.	9,042	$1,847,552
Netflix, Inc.(1)	153,188	14,362,907
Take-Two Interactive Software, Inc.(1)	6,680	1,710,280
Warner Bros. Discovery, Inc.(1)	89,584	2,581,811
		$20,502,550
Financial Services — 0.3%
PayPal Holdings, Inc.	33,826	$1,974,762
		$1,974,762
Food Products — 0.5%
Kraft Heinz Co.	42,792	$1,037,706
Mondelez International, Inc., Class A	46,649	2,511,116
		$3,548,822
Ground Transportation — 0.5%
CSX Corp.	67,320	$2,440,350
Old Dominion Freight Line, Inc.	7,559	1,185,251
		$3,625,601
Health Care Equipment & Supplies — 1.7%
DexCom, Inc.(1)	14,100	$935,817
GE HealthCare Technologies, Inc.	16,468	1,350,705
IDEXX Laboratories, Inc.(1)	2,887	1,953,142
Intuitive Surgical, Inc.(1)	12,816	7,258,470
		$11,498,134
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A(1)	15,375	$2,086,695
Booking Holdings, Inc.	1,165	6,238,960
DoorDash, Inc., Class A(1)	14,690	3,326,991
Marriott International, Inc., Class A	9,701	3,009,638

1
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	41,109	$ 3,461,789
		$ 18,124,073
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	22,953	$ 4,477,901
		$ 4,477,901
Interactive Media & Services — 10.3%
Alphabet, Inc., Class A	76,189	$ 23,847,157
Alphabet, Inc., Class C	70,806	22,218,923
Meta Platforms, Inc., Class A	38,459	25,386,401
		$71,452,481
IT Services — 1.2%
Cognizant Technology Solutions Corp., Class A	17,449	$1,448,267
Shopify, Inc., Class A(1)	44,200	7,114,874
		$8,563,141
Machinery — 0.3%
PACCAR, Inc.	18,987	$2,079,266
		$2,079,266
Media — 0.7%
Charter Communications, Inc., Class A(1)(2)	4,678	$976,532
Comcast Corp., Class A	131,393	3,927,337
		$4,903,869
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	10,359	$1,557,269
		$1,557,269
Pharmaceuticals — 0.3%
AstraZeneca PLC ADR	21,103	$1,939,999
		$1,939,999
Professional Services — 1.2%
Automatic Data Processing, Inc.	14,622	$3,761,217
Paychex, Inc.	13,011	1,459,574
Thomson Reuters Corp.(2)	16,082	2,121,055
Verisk Analytics, Inc.	5,039	1,127,174
		$8,469,020
Real Estate Management & Development — 0.2%
CoStar Group, Inc.(1)	15,322	$1,030,251
		$1,030,251
Semiconductors & Semiconductor Equipment — 23.2%
Advanced Micro Devices, Inc.(1)	58,857	$12,604,815
Analog Devices, Inc.	17,702	4,800,782
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	28,800	$ 7,401,312
ARM Holdings PLC ADR(1)	5,002	546,769
ASML Holding NV-NY Shares(3)	3,172	3,393,596
Broadcom, Inc.	61,841	21,403,170
Intel Corp.(1)	172,445	6,363,221
KLA Corp.	4,750	5,771,630
Lam Research Corp.	45,408	7,772,941
Marvell Technology, Inc.	31,167	2,648,572
Microchip Technology, Inc.	19,538	1,244,961
Micron Technology, Inc.	40,684	11,611,620
Monolithic Power Systems, Inc.	1,732	1,569,816
NVIDIA Corp.	318,216	59,347,284
NXP Semiconductors NV	9,099	1,975,029
QUALCOMM, Inc.	38,719	6,622,885
Texas Instruments, Inc.	32,849	5,698,973
		$160,777,376
Software — 15.8%
Adobe, Inc.(1)	15,133	$5,296,399
AppLovin Corp., Class A(1)	11,120	7,492,878
Atlassian Corp., Class A(1)	6,075	985,001
Autodesk, Inc.(1)	7,664	2,268,621
Cadence Design Systems, Inc.(1)	9,841	3,076,100
CrowdStrike Holdings, Inc., Class A(1)	9,073	4,253,059
Datadog, Inc., Class A(1)	11,765	1,599,922
Fortinet, Inc.(1)	26,884	2,134,858
Intuit, Inc.	10,060	6,663,945
Microsoft Corp.	97,329	47,070,251
Palantir Technologies, Inc., Class A(1)	82,583	14,679,128
Palo Alto Networks, Inc.(1)	25,198	4,641,472
Roper Technologies, Inc.	3,891	1,732,001
Strategy, Inc., Class A(1)	9,678	1,470,572
Synopsys, Inc.(1)	6,715	3,154,170
Workday, Inc., Class A(1)	7,700	1,653,806
Zscaler, Inc.(1)	5,765	1,296,664
		$109,468,847
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	30,516	$2,783,365
Ross Stores, Inc.	11,758	2,118,086
		$4,901,451
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc.	193,501	$52,605,182
Seagate Technology Holdings PLC	7,721	2,126,286
Western Digital Corp.	12,360	2,129,257
		$56,860,725

2
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	41,504	$ 1,665,556
		$ 1,665,556
Wireless Telecommunication Services — 1.2%
T-Mobile U.S., Inc.	40,436	$ 8,210,124
		$ 8,210,124
Total Common Stocks (identified cost $251,306,438)		$655,730,265

Exchange-Traded Funds — 1.2%

Security	Shares	Value
Equity Funds — 1.2%
Invesco QQQ TM Trust, Series 1	13,500	$ 8,293,185
Total Exchange-Traded Funds (identified cost $6,381,809)		$ 8,293,185

Short-Term Investments — 1.2%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(4)	5,540,961	$ 5,540,961
Total Affiliated Fund (identified cost $5,540,961)		$ 5,540,961
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(5)	675,750	$ 675,750
Total Securities Lending Collateral (identified cost $675,750)		$ 675,750

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(6)	$2,000	$ 1,990,523
Total U.S. Treasury Obligations (identified cost $1,989,166)		$ 1,990,523
Total Short-Term Investments (identified cost $8,205,877)		$ 8,207,234
Total Investments — 96.9% (identified cost $265,894,124)		$672,230,684

Other Assets, Less Liabilities — 3.1%	$ 21,478,534
Net Assets — 100.0%	$693,709,218

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $3,576,119.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $3,393,596 or 0.5% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	14	Long	3/20/26	$7,127,890	$(8,070)
					$(8,070)

Abbreviations:
ADR	– American Depositary Receipt
3
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $260,353,163) - including $3,576,119 of securities on loan	$666,689,723
Investments in securities of affiliated issuers, at value (identified cost $5,540,961)	5,540,961
Receivable for capital shares sold	22,446,185
Dividends receivable	179,268
Dividends receivable - affiliated	32,685
Securities lending income receivable	894
Receivable from affiliate	193,489
Directors' deferred compensation plan	41,218
Total assets	$695,124,423
Liabilities
Payable for variation margin on open futures contracts	$61,170
Payable for capital shares redeemed	27,898
Deposits for securities loaned	675,750
Payable to affiliates:
Investment advisory fee	170,816
Administrative fee	68,831
Distribution fees	65,812
Sub-transfer agency fee	126
Directors' deferred compensation plan	41,218
Payable for accounting fees	71,634
Payable for transfer agency fees and expenses	124,404
Accrued expenses	107,546
Total liabilities	$1,415,205
Net Assets	$693,709,218
Sources of Net Assets
Paid-in capital	$270,663,826
Distributable earnings	423,045,392
Net Assets	$693,709,218
Class I Shares
Net Assets	$361,988,306
Shares Outstanding	1,828,420
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$197.98
Class F Shares
Net Assets	$331,720,912
Shares Outstanding	1,730,536
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$191.69
4
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $10,893)	$4,021,955
Dividend income - affiliated issuers	491,687
Interest income	65,057
Securities lending income, net	13,598
Total investment income	$4,592,297
Expenses
Investment advisory fee	$1,752,377
Administrative fee	700,951
Distribution fees:
Class F	637,454
Directors' fees and expenses	32,137
Custodian fees	10,243
Transfer agency fees and expenses	576,344
Accounting fees	122,304
Professional fees	63,431
Reports to shareholders	48,194
Miscellaneous	184,280
Total expenses	$4,127,715
Waiver and/or reimbursement of expenses by affiliates	$(703,281)
Net expenses	$3,424,434
Net investment income	$1,167,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$13,752,974
Futures contracts	1,534,509
Net realized gain	$15,287,483
Change in unrealized appreciation (depreciation):
Investment securities	$94,282,648
Futures contracts	404,560
Net change in unrealized appreciation (depreciation)	$94,687,208
Net realized and unrealized gain	$109,974,691
Net increase in net assets from operations	$111,142,554
5
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,167,863	$1,711,729
Net realized gain	15,287,483	10,663,727
Net change in unrealized appreciation (depreciation)	94,687,208	84,609,878
Net increase in net assets from operations	$111,142,554	$96,985,334
Distributions to shareholders:
Class I	$(6,283,473)	$(20,322,773)
Class F	(5,474,558)	(11,908,800)
Total distributions to shareholders	$(11,758,031)	$(32,231,573)
Capital share transactions:
Class I	$(7,833,609)	$480,634
Class F	84,777,225	74,002,337
Net increase in net assets from capital share transactions	$76,943,616	$74,482,971
Net increase in net assets	$176,328,139	$139,236,732
Net Assets
At beginning of year	$517,381,079	$378,144,347
At end of year	$693,709,218	$517,381,079
6
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Financial Highlights

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$167.34	$143.17	$93.02	$146.70	$122.67
Income (Loss) From Operations
Net investment income(1)	$0.55	$0.75	$0.68	$0.50	$0.27
Net realized and unrealized gain (loss)	33.56	34.91	49.88	(48.48)	31.85
Total income (loss) from operations	$34.11	$35.66	$50.56	$(47.98)	$32.12
Less Distributions
From net investment income	$(0.51)	$(0.56)	$(0.41)	$(0.21)	$(0.39)
From net realized gain	(2.96)	(10.93)	—	(5.49)	(7.70)
Total distributions	$(3.47)	$(11.49)	$(0.41)	$(5.70)	$(8.09)
Net asset value — End of year	$197.98	$167.34	$143.17	$93.02	$146.70
Total Return(2)	20.39%	25.20%	54.40%	(32.64)%	26.87%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$361,988	$313,760	$268,239	$184,733	$287,931
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.60%	0.58%	0.60%	0.60%	0.59%
Net expenses	0.48%(4)	0.48%(4)	0.48%(4)	0.48%(4)	0.48%
Net investment income	0.31%	0.47%	0.56%	0.44%	0.20%
Portfolio Turnover	13%	10%	21%	7%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$162.51	$139.66	$90.97	$144.01	$120.85
Income (Loss) From Operations
Net investment income (loss)(1)	$0.10	$0.34	$0.39	$0.23	$(0.07)
Net realized and unrealized gain (loss)	32.55	34.00	48.71	(47.57)	31.32
Total income (loss) from operations	$32.65	$34.34	$49.10	$(47.34)	$31.25
Less Distributions
From net investment income	$(0.51)	$(0.56)	$(0.41)	$(0.21)	$(0.39)
From net realized gain	(2.96)	(10.93)	—	(5.49)	(7.70)
Total distributions	$(3.47)	$(11.49)	$(0.41)	$(5.70)	$(8.09)
Net asset value — End of year	$191.69	$162.51	$139.66	$90.97	$144.01
Total Return(2)	20.10%	24.89%	54.02%	(32.81)%	26.55%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$331,721	$203,621	$109,905	$51,262	$52,753
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.85%	0.83%	0.85%	0.85%	0.84%
Net expenses	0.73%(4)	0.73%(4)	0.73%(4)	0.73%(4)	0.73%
Net investment income (loss)	0.06%	0.22%	0.32%	0.21%	(0.05)%
Portfolio Turnover	13%	10%	21%	7%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
CVT Nasdaq 100 Index Portfolio (the Fund) is a non-diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
9

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$655,730,265(1)	$ —	$ —	$655,730,265
Exchange-Traded Funds	8,293,185	—	—	8,293,185
Short-Term Investments:
Affiliated Fund	5,540,961	—	—	5,540,961
Securities Lending Collateral	675,750	—	—	675,750
U.S. Treasury Obligations	—	1,990,523	—	1,990,523
Total Investments	$670,240,161	$1,990,523	$ —	$672,230,684
Liability Description
Futures Contracts	$(8,070)	$ —	$ —	$(8,070)
Total	$(8,070)	$ —	$ —	$(8,070)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund
10

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $1,752,377.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $16,917 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $686,364.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $700,951.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2025 amounted to $637,454 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $465 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
11

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $575,049, of which $65,062 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,787.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $123,614,700 and $77,028,131, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$1,807,468	$5,554,217
Long-term capital gains	$9,950,563	$26,677,356
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$4,738,146
Undistributed long-term capital gains	12,555,838
Net unrealized appreciation	405,751,408
Distributable earnings	$423,045,392
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$266,479,276
Gross unrealized appreciation	$413,475,493
Gross unrealized depreciation	(7,724,085)
Net unrealized appreciation	$405,751,408
6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2025 is included in the Schedule of Investments. During the year ended December 31, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
12

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

At December 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
				Fair Value
Derivative		Asset Derivative	Liability Derivative(1)
Futures contracts	$ —	$(8,070)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$1,534,509	$404,560

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2025 was approximately $12,128,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan was $3,576,119 and the total value of collateral received was $3,670,050, comprised of cash of $675,750 and U.S. government and/or agencies securities of $2,994,300.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$675,750	$ —	$ —	$ —	$675,750
The carrying amount of the liability for deposits for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
13

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2025.
9  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $5,540,961, which represents 0.8% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,941,586	$103,395,718	$(104,796,343)	$ —	$ —	$5,540,961	$491,687	5,540,961
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 10,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	149,004	$26,001,315	148,933	$23,725,336
Reinvestment of distributions	31,889	6,283,473	125,970	20,322,773
Shares redeemed	(227,483)	(40,118,397)	(273,460)	(43,567,475)
Net increase (decrease)	(46,590)	$(7,833,609)	1,443	$480,634
Class F
Shares sold	771,126	$133,871,109	504,484	$80,512,618
Reinvestment of distributions	28,679	5,474,558	75,964	11,908,800
Shares redeemed	(322,213)	(54,568,442)	(114,462)	(18,419,081)
Net increase	477,592	$84,777,225	465,986	$74,002,337
At December 31, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 13.3% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 45.7%.
14

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of CVT Nasdaq 100 Index Portfolio and Board of Directors of Calvert Variable Trust, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CVT Nasdaq 100 Index Portfolio (the “Fund”), one of the funds constituting Calvert Variable Trust, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
15

CVT
Nasdaq 100 Index Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $3,967,029, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 99.99% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $12,555,997 or, if subsequently determined to be different, the net capital gain of such year.
16

CVPNOI-NCSR 12.31.25

CVT
S&P 500® Index Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
CVT
S&P 500® Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
S&P 500® Index Portfolio
December 31, 2025
Schedule of Investments

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.(1)	716	$ 406,638
Boeing Co.(1)	7,008	1,521,577
General Dynamics Corp.	2,269	763,882
General Electric Co.	9,441	2,908,111
Howmet Aerospace, Inc.	3,599	737,867
Huntington Ingalls Industries, Inc.	370	125,826
L3Harris Technologies, Inc.	1,674	491,436
Lockheed Martin Corp.	1,823	881,731
Northrop Grumman Corp.	1,201	684,822
RTX Corp.	12,000	2,200,800
Textron, Inc.	1,577	137,467
TransDigm Group, Inc.	504	670,244
		$11,530,401
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	1,076	$172,978
Expeditors International of Washington, Inc.	1,238	184,474
FedEx Corp.	1,943	561,255
United Parcel Service, Inc., Class B	6,614	656,043
		$1,574,750
Automobile Components — 0.0%†
Aptiv PLC(1)	1,934	$147,158
		$147,158
Automobiles — 2.3%
Ford Motor Co.	35,028	$459,567
General Motors Co.	8,349	678,941
Tesla, Inc.(1)	25,244	11,352,732
		$12,491,240
Banks — 3.5%
Bank of America Corp.	60,349	$3,319,195
Citigroup, Inc.	16,015	1,868,790
Citizens Financial Group, Inc.	3,932	229,668
Fifth Third Bancorp	6,033	282,405
Huntington Bancshares, Inc.	14,350	248,973
JPMorgan Chase & Co.	24,438	7,874,412
KeyCorp	8,496	175,358
M&T Bank Corp.	1,376	277,237
PNC Financial Services Group, Inc.	3,510	732,642
Regions Financial Corp.	8,133	220,404
Truist Financial Corp.	11,449	563,405
U.S. Bancorp	13,912	742,344
Wells Fargo & Co.	28,199	2,628,147
		$19,162,980
Security	Shares	Value
Beverages — 1.0%
Brown-Forman Corp., Class B(2)	1,719	$ 44,797
Coca-Cola Co.	34,780	2,431,470
Constellation Brands, Inc., Class A	1,301	179,486
Keurig Dr. Pepper, Inc.	12,382	346,820
Molson Coors Beverage Co., Class B	1,617	75,481
Monster Beverage Corp.(1)	6,383	489,385
PepsiCo, Inc.	12,238	1,756,398
		$ 5,323,837
Biotechnology — 1.6%
AbbVie, Inc.	15,868	$3,625,679
Amgen, Inc.	4,819	1,577,307
Biogen, Inc.(1)	1,336	235,123
Gilead Sciences, Inc.	11,104	1,362,905
Incyte Corp.(1)	1,516	149,735
Moderna, Inc.(1)	3,212	94,722
Regeneron Pharmaceuticals, Inc.	902	696,227
Vertex Pharmaceuticals, Inc.(1)	2,271	1,029,580
		$8,771,278
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	87,340	$20,159,819
eBay, Inc.	4,045	352,319
		$20,512,138
Building Products — 0.4%
A.O. Smith Corp.	1,097	$73,367
Allegion PLC	812	129,287
Builders FirstSource, Inc.(1)	1,043	107,314
Carrier Global Corp.	7,086	374,424
Johnson Controls International PLC	5,470	655,033
Lennox International, Inc.	301	146,160
Masco Corp.	1,859	117,972
Trane Technologies PLC	1,985	772,562
		$2,376,119
Capital Markets — 3.3%
Ameriprise Financial, Inc.	832	$407,963
Ares Management Corp., Class A	1,870	302,248
Bank of New York Mellon Corp.	6,241	724,518
Blackrock, Inc.	1,291	1,381,809
Blackstone, Inc.	6,609	1,018,711
Cboe Global Markets, Inc.	953	239,203
Charles Schwab Corp.	14,950	1,493,654
CME Group, Inc.	3,227	881,229
Coinbase Global, Inc., Class A(1)	2,061	466,075
FactSet Research Systems, Inc.	358	103,888
Franklin Resources, Inc.	2,792	66,701
Goldman Sachs Group, Inc.	2,684	2,359,236
Interactive Brokers Group, Inc., Class A	3,986	256,340

1
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Capital Markets (continued)
Intercontinental Exchange, Inc.	5,103	$ 826,482
Invesco Ltd.	4,224	110,964
KKR & Co., Inc.	6,143	783,110
Moody's Corp.	1,373	701,397
Morgan Stanley(3)	10,811	1,919,277
MSCI, Inc.	673	386,120
Nasdaq, Inc.	4,037	392,114
Northern Trust Corp.	1,743	238,076
Raymond James Financial, Inc.	1,617	259,674
Robinhood Markets, Inc., Class A(1)	7,055	797,921
S&P Global, Inc.	2,775	1,450,187
State Street Corp.	2,500	322,525
T. Rowe Price Group, Inc.	2,003	205,067
		$18,094,489
Chemicals — 0.9%
Air Products and Chemicals, Inc.	1,992	$492,064
Albemarle Corp.	1,073	151,765
CF Industries Holdings, Inc.	1,396	107,967
Corteva, Inc.	6,048	405,397
Dow, Inc.	6,461	151,058
DuPont de Nemours, Inc.	3,817	153,443
Ecolab, Inc.	2,282	599,071
International Flavors & Fragrances, Inc.	2,336	157,423
Linde PLC	4,179	1,781,884
LyondellBasell Industries NV, Class A	2,469	106,908
Mosaic Co.	2,893	69,692
PPG Industries, Inc.	2,057	210,760
Sherwin-Williams Co.	2,063	668,474
		$5,055,906
Commercial Services & Supplies — 0.4%
Cintas Corp.	3,057	$574,930
Copart, Inc.(1)	8,109	317,467
Republic Services, Inc.	1,801	381,686
Rollins, Inc.	2,562	153,771
Veralto Corp.	2,262	225,703
Waste Management, Inc.	3,317	728,778
		$2,382,335
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	9,242	$1,210,979
Cisco Systems, Inc.	35,390	2,726,092
F5, Inc.(1)	524	133,756
Motorola Solutions, Inc.	1,491	571,530
		$4,642,357
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	315	$293,987
EMCOR Group, Inc.	408	249,610
Security	Shares	Value
Construction & Engineering (continued)
Quanta Services, Inc.	1,335	$ 563,450
		$ 1,107,047
Construction Materials — 0.3%
CRH PLC	5,999	$ 748,675
Martin Marietta Materials, Inc.	550	342,463
Vulcan Materials Co.	1,204	343,405
		$ 1,434,543
Consumer Finance — 0.6%
American Express Co.	4,809	$1,779,090
Capital One Financial Corp.	5,690	1,379,028
Synchrony Financial	3,224	268,978
		$3,427,096
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	3,982	$3,433,838
Dollar General Corp.	2,006	266,337
Dollar Tree, Inc.(1)	1,698	208,871
Kroger Co.	5,544	346,389
Sysco Corp.	4,352	320,699
Target Corp.	4,142	404,881
Walmart, Inc.	39,367	4,385,877
		$9,366,892
Containers & Packaging — 0.2%
Amcor PLC(2)	21,013	$175,248
Avery Dennison Corp.	692	125,861
Ball Corp.	2,399	127,075
International Paper Co.	4,813	189,584
Packaging Corp. of America	815	168,078
Smurfit WestRock PLC	4,710	182,136
		$967,982
Distributors — 0.0%†
Genuine Parts Co.	1,245	$153,085
Pool Corp.	299	68,396
		$221,481
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	63,452	$1,576,147
Verizon Communications, Inc.	37,738	1,537,069
		$3,113,216
Electric Utilities — 1.4%
Alliant Energy Corp.	2,301	$149,588
American Electric Power Co., Inc.	4,791	552,450
Constellation Energy Corp.	2,795	987,390
Duke Energy Corp.	6,960	815,782
Edison International	3,512	210,790

2
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Electric Utilities (continued)
Entergy Corp.	4,069	$ 376,098
Evergy, Inc.	2,060	149,329
Eversource Energy	3,468	233,500
Exelon Corp.	9,206	401,290
FirstEnergy Corp.	4,653	208,315
NextEra Energy, Inc.	18,640	1,496,419
NRG Energy, Inc.	1,763	280,740
PG&E Corp.	20,033	321,930
Pinnacle West Capital Corp.	1,093	96,949
PPL Corp.	6,741	236,070
Southern Co.	9,855	859,356
Xcel Energy, Inc.	5,294	391,015
		$7,767,011
Electrical Equipment — 0.8%
AMETEK, Inc.	2,060	$422,939
Eaton Corp. PLC	3,476	1,107,141
Emerson Electric Co.	5,028	667,316
GE Vernova, Inc.	2,428	1,586,868
Generac Holdings, Inc.(1)	558	76,094
Hubbell, Inc.	484	214,949
Rockwell Automation, Inc.	1,025	398,797
		$4,474,104
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	10,955	$1,480,459
CDW Corp.	1,195	162,759
Corning, Inc.	6,983	611,431
Jabil, Inc.	978	223,003
Keysight Technologies, Inc.(1)	1,569	318,805
TE Connectivity PLC	2,633	599,034
Teledyne Technologies, Inc.(1)	427	218,082
Trimble, Inc.(1)	2,129	166,807
Zebra Technologies Corp., Class A(1)	480	116,554
		$3,896,934
Energy Equipment & Services — 0.2%
Baker Hughes Co.	8,986	$409,222
Halliburton Co.	7,771	219,609
SLB Ltd.	13,371	513,179
		$1,142,010
Entertainment — 1.3%
Electronic Arts, Inc.	2,009	$410,499
Live Nation Entertainment, Inc.(1)	1,438	204,915
Netflix, Inc.(1)	38,040	3,566,630
Take-Two Interactive Software, Inc.(1)	1,555	398,127
TKO Group Holdings, Inc.	593	123,937
Walt Disney Co.	15,979	1,817,931
Security	Shares	Value
Entertainment (continued)
Warner Bros. Discovery, Inc.(1)	22,178	$ 639,170
		$ 7,161,209
Financial Services — 3.7%
Apollo Global Management, Inc.	4,194	$ 607,124
Berkshire Hathaway, Inc., Class B(1)	16,444	8,265,577
Block, Inc.(1)	5,009	326,036
Corpay, Inc.(1)	626	188,382
Fidelity National Information Services, Inc.	4,635	308,042
Fiserv, Inc.(1)	4,814	323,356
Global Payments, Inc.	2,211	171,131
Jack Henry & Associates, Inc.	648	118,247
Mastercard, Inc., Class A	7,368	4,206,244
PayPal Holdings, Inc.	8,374	488,874
Visa, Inc., Class A	15,145	5,311,503
		$20,314,516
Food Products — 0.4%
Archer-Daniels-Midland Co.	4,379	$251,749
Bunge Global SA	1,272	113,310
Campbell's Co.	1,914	53,343
Conagra Brands, Inc.	4,650	80,492
General Mills, Inc.	4,874	226,641
Hershey Co.	1,350	245,673
Hormel Foods Corp.	2,657	62,971
J.M. Smucker Co.	973	95,169
Kraft Heinz Co.	7,768	188,374
Lamb Weston Holdings, Inc.	1,332	55,797
McCormick & Co., Inc.	2,267	154,405
Mondelez International, Inc., Class A	11,549	621,683
Tyson Foods, Inc., Class A	2,533	148,484
		$2,298,091
Gas Utilities — 0.0%†
Atmos Energy Corp.	1,437	$240,884
		$240,884
Ground Transportation — 0.8%
CSX Corp.	16,666	$604,142
J.B. Hunt Transport Services, Inc.	698	135,649
Norfolk Southern Corp.	2,008	579,750
Old Dominion Freight Line, Inc.	1,686	264,365
Uber Technologies, Inc.(1)	18,597	1,519,561
Union Pacific Corp.	5,309	1,228,078
		$4,331,545
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	15,563	$1,949,888
Align Technology, Inc.(1)	643	100,404
Baxter International, Inc.	4,844	92,569

3
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	2,565	$ 497,790
Boston Scientific Corp.(1)	13,268	1,265,104
Cooper Cos., Inc.(1)	1,779	145,807
DexCom, Inc.(1)	3,574	237,206
Edwards Lifesciences Corp.(1)	5,194	442,789
GE HealthCare Technologies, Inc.	4,162	341,367
Hologic, Inc.(1)	2,027	150,991
IDEXX Laboratories, Inc.(1)	715	483,719
Insulet Corp.(1)	642	182,482
Intuitive Surgical, Inc.(1)	3,173	1,797,060
Medtronic PLC	11,480	1,102,769
ResMed, Inc.	1,335	321,562
Solventum Corp.(1)	1,351	107,053
STERIS PLC	898	227,661
Stryker Corp.	3,080	1,082,528
Zimmer Biomet Holdings, Inc.	1,774	159,518
		$10,688,267
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	2,127	$437,099
Cencora, Inc.	1,735	585,996
Centene Corp.(1)	4,253	175,011
Cigna Group	2,391	658,075
CVS Health Corp.	11,362	901,688
DaVita, Inc.(1)	326	37,037
Elevance Health, Inc.	1,989	697,244
HCA Healthcare, Inc.	1,430	667,610
Henry Schein, Inc.(1)	940	71,045
Humana, Inc.	1,096	280,719
Labcorp Holdings, Inc.	757	189,916
McKesson Corp.	1,105	906,420
Molina Healthcare, Inc.(1)	460	79,828
Quest Diagnostics, Inc.	996	172,836
UnitedHealth Group, Inc.	8,136	2,685,775
Universal Health Services, Inc., Class B	494	107,702
		$8,654,001
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,453	$71,110
Healthpeak Properties, Inc.	6,557	105,437
Ventas, Inc.	4,142	320,508
Welltower, Inc.	6,143	1,140,202
		$1,637,257
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	5,828	$103,330
		$103,330
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(1)	3,806	$516,550
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.	288	$ 1,542,335
Carnival Corp.(1)	9,910	302,651
Chipotle Mexican Grill, Inc.(1)	11,835	437,895
Darden Restaurants, Inc.	1,067	196,349
Domino's Pizza, Inc.	285	118,794
DoorDash, Inc., Class A(1)	3,374	764,144
Expedia Group, Inc.	1,047	296,626
Hilton Worldwide Holdings, Inc.	2,080	597,480
Las Vegas Sands Corp.	2,816	183,294
Marriott International, Inc., Class A	1,993	618,308
McDonald's Corp.	6,374	1,948,086
MGM Resorts International(1)	1,952	71,229
Norwegian Cruise Line Holdings Ltd.(1)	4,217	94,123
Royal Caribbean Cruises Ltd.	2,270	633,148
Starbucks Corp.	10,175	856,837
Wynn Resorts Ltd.	770	92,654
Yum! Brands, Inc.	2,530	382,738
		$9,653,241
Household Durables — 0.2%
D.R. Horton, Inc.	2,451	$353,018
Garmin Ltd.	1,491	302,449
Lennar Corp., Class A	1,931	198,507
NVR, Inc.(1)	26	189,612
PulteGroup, Inc.	1,798	210,833
		$1,254,419
Household Products — 0.8%
Church & Dwight Co., Inc.	2,220	$186,147
Clorox Co.	1,115	112,426
Colgate-Palmolive Co.	7,214	570,050
Kimberly-Clark Corp.	3,024	305,091
Procter & Gamble Co.	20,991	3,008,220
		$4,181,934
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,720	$96,365
Vistra Corp.	2,851	459,952
		$556,317
Industrial Conglomerates — 0.3%
3M Co.	4,755	$761,276
Honeywell International, Inc.	5,682	1,108,501
		$1,869,777
Industrial REITs — 0.2%
Prologis, Inc.	8,314	$1,061,365
		$1,061,365

4
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Insurance — 1.7%
Aflac, Inc.	4,222	$ 465,560
Allstate Corp.	2,342	487,487
American International Group, Inc.	4,829	413,121
Aon PLC, Class A	1,924	678,941
Arch Capital Group Ltd.(1)	3,232	310,013
Arthur J. Gallagher & Co.	2,298	594,699
Assurant, Inc.	460	110,791
Brown & Brown, Inc.	2,645	210,806
Chubb Ltd.	3,276	1,022,505
Cincinnati Financial Corp.	1,425	232,731
Erie Indemnity Co., Class A	235	67,363
Everest Group Ltd.	376	127,596
Globe Life, Inc.	738	103,217
Hartford Insurance Group, Inc.	2,494	343,673
Loews Corp.	1,550	163,231
Marsh & McLennan Cos., Inc.	4,385	813,505
MetLife, Inc.	4,954	391,069
Principal Financial Group, Inc.	1,848	163,012
Progressive Corp.	5,248	1,195,075
Prudential Financial, Inc.	3,133	353,653
Travelers Cos., Inc.	1,996	578,960
W.R. Berkley Corp.	2,731	191,498
Willis Towers Watson PLC	857	281,610
		$9,300,116
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A	52,232	$16,348,616
Alphabet, Inc., Class C	41,772	13,108,054
Match Group, Inc.	2,315	74,751
Meta Platforms, Inc., Class A	19,555	12,908,060
		$42,439,481
IT Services — 0.9%
Accenture PLC, Class A	5,550	$1,489,065
Akamai Technologies, Inc.(1)	1,288	112,378
Cognizant Technology Solutions Corp., Class A	4,320	358,560
EPAM Systems, Inc.(1)	494	101,211
Gartner, Inc.(1)	645	162,720
GoDaddy, Inc., Class A(1)	1,262	156,589
International Business Machines Corp.	8,366	2,478,093
VeriSign, Inc.	766	186,100
		$5,044,716
Leisure Products — 0.0%†
Hasbro, Inc.	1,214	$99,548
		$99,548
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	2,589	$352,285
Bio-Techne Corp.	1,429	84,039
Security	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(1)	464	$ 92,559
Danaher Corp.	5,627	1,288,133
IQVIA Holdings, Inc.(1)	1,551	349,611
Mettler-Toledo International, Inc.(1)	188	262,108
Revvity, Inc.	1,015	98,201
Thermo Fisher Scientific, Inc.	3,363	1,948,690
Waters Corp.(1)	543	206,248
West Pharmaceutical Services, Inc.	644	177,190
		$4,859,064
Machinery — 1.5%
Caterpillar, Inc.	4,188	$2,399,180
Cummins, Inc.	1,235	630,406
Deere & Co.	2,250	1,047,532
Dover Corp.	1,250	244,050
Fortive Corp.	2,843	156,962
IDEX Corp.	671	119,398
Illinois Tool Works, Inc.	2,363	582,007
Ingersoll Rand, Inc.	3,297	261,188
Nordson Corp.	478	114,926
Otis Worldwide Corp.	3,577	312,451
PACCAR, Inc.	4,701	514,806
Parker-Hannifin Corp.	1,129	992,346
Pentair PLC	1,494	155,585
Snap-on, Inc.	475	163,685
Stanley Black & Decker, Inc.	1,460	108,449
Westinghouse Air Brake Technologies Corp.	1,558	332,555
Xylem, Inc.	2,219	302,183
		$8,437,709
Media — 0.4%
Charter Communications, Inc., Class A(1)(2)	788	$164,495
Comcast Corp., Class A	32,529	972,292
Fox Corp., Class A	1,915	139,929
Fox Corp., Class B	1,266	82,201
News Corp., Class A	3,560	92,987
News Corp., Class B	1,052	31,171
Omnicom Group, Inc.	2,917	235,548
Paramount Skydance Corp., Class B	2,931	39,275
Trade Desk, Inc., Class A(1)	4,062	154,194
		$1,912,092
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	12,852	$652,753
Newmont Corp.	9,767	975,235
Nucor Corp.	2,092	341,226
Steel Dynamics, Inc.	1,261	213,677
		$2,182,891

5
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Multi-Utilities — 0.6%
Ameren Corp.	2,465	$ 246,155
CenterPoint Energy, Inc.	5,951	228,161
CMS Energy Corp.	2,728	190,769
Consolidated Edison, Inc.	3,287	326,465
Dominion Energy, Inc.	7,643	447,803
DTE Energy Co.	1,892	244,030
NiSource, Inc.	4,292	179,234
Public Service Enterprise Group, Inc.	4,549	365,285
Sempra	5,842	515,790
WEC Energy Group, Inc.	2,934	309,420
		$3,053,112
Office REITs — 0.0%†
BXP, Inc.(2)	1,375	$92,785
		$92,785
Oil, Gas & Consumable Fuels — 2.5%
APA Corp.(2)	3,406	$83,311
Chevron Corp.	16,940	2,581,825
ConocoPhillips	11,060	1,035,327
Coterra Energy, Inc.	6,814	179,344
Devon Energy Corp.	5,786	211,941
Diamondback Energy, Inc.	1,715	257,816
EOG Resources, Inc.	4,856	509,928
EQT Corp.	5,650	302,840
Expand Energy Corp.	2,171	239,592
Exxon Mobil Corp.	37,744	4,542,113
Kinder Morgan, Inc.	17,824	489,982
Marathon Petroleum Corp.	2,690	437,475
Occidental Petroleum Corp.	6,605	271,598
ONEOK, Inc.	5,740	421,890
Phillips 66	3,606	465,318
Targa Resources Corp.	1,961	361,804
Texas Pacific Land Corp.	537	154,237
Valero Energy Corp.	2,730	444,417
Williams Cos., Inc.	10,930	657,002
		$13,647,760
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	5,912	$410,293
Southwest Airlines Co.	4,787	197,846
United Airlines Holdings, Inc.(1)	2,951	329,981
		$938,120
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,243	$234,887
Kenvue, Inc.	17,492	301,737
		$536,624
Security	Shares	Value
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	18,220	$ 982,787
Eli Lilly & Co.	7,134	7,666,767
Johnson & Johnson	21,632	4,476,742
Merck & Co., Inc.	22,214	2,338,246
Pfizer, Inc.	50,888	1,267,111
Viatris, Inc.	10,309	128,347
Zoetis, Inc.	3,944	496,234
		$ 17,356,234
Professional Services — 0.5%
Automatic Data Processing, Inc.	3,620	$931,173
Broadridge Financial Solutions, Inc.	1,068	238,345
Dayforce, Inc.(1)	1,456	100,697
Equifax, Inc.	1,128	244,753
Jacobs Solutions, Inc.	1,070	141,732
Leidos Holdings, Inc.	1,169	210,888
Paychex, Inc.	2,955	331,492
Paycom Software, Inc.	453	72,190
Verisk Analytics, Inc.	1,274	284,981
		$2,556,251
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,672	$429,631
CoStar Group, Inc.(1)	3,862	259,681
		$689,312
Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,296	$234,978
Camden Property Trust	952	104,796
Equity Residential	3,099	195,361
Essex Property Trust, Inc.	576	150,728
Invitation Homes, Inc.	5,141	142,868
Mid-America Apartment Communities, Inc.	1,048	145,578
UDR, Inc.	2,846	104,391
		$1,078,700
Retail REITs — 0.2%
Federal Realty Investment Trust	733	$73,886
Kimco Realty Corp.	6,385	129,424
Realty Income Corp.	8,334	469,788
Regency Centers Corp.	1,555	107,342
Simon Property Group, Inc.	2,922	540,891
		$1,321,331
Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc.(1)	14,623	$3,131,662
Analog Devices, Inc.	4,403	1,194,094
Applied Materials, Inc.	7,130	1,832,339
Broadcom, Inc.	42,396	14,673,256
First Solar, Inc.(1)	978	255,483

6
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(1)	40,256	$ 1,485,446
KLA Corp.	1,176	1,428,934
Lam Research Corp.	11,242	1,924,405
Microchip Technology, Inc.	4,919	313,439
Micron Technology, Inc.	10,046	2,867,229
Monolithic Power Systems, Inc.	437	396,079
NVIDIA Corp.	218,110	40,677,515
NXP Semiconductors NV	2,253	489,036
ON Semiconductor Corp.(1)	3,728	201,871
Qnity Electronics, Inc.	1,908	155,788
QUALCOMM, Inc.	9,586	1,639,685
Skyworks Solutions, Inc.	1,417	89,852
Teradyne, Inc.	1,402	271,371
Texas Instruments, Inc.	8,132	1,410,821
		$74,438,305
Software — 9.9%
Adobe, Inc.(1)	3,747	$1,311,413
AppLovin Corp., Class A(1)	2,423	1,632,666
Autodesk, Inc.(1)	1,906	564,195
Cadence Design Systems, Inc.(1)	2,436	761,445
CrowdStrike Holdings, Inc., Class A(1)	2,246	1,052,835
Datadog, Inc., Class A(1)	2,947	400,763
Fair Isaac Corp.(1)	212	358,411
Fortinet, Inc.(1)	5,657	449,222
Gen Digital, Inc.	5,284	143,672
Intuit, Inc.	2,495	1,652,738
Microsoft Corp.	66,753	32,283,086
Oracle Corp.	15,109	2,944,895
Palantir Technologies, Inc., Class A(1)	20,510	3,645,653
Palo Alto Networks, Inc.(1)	6,145	1,131,909
PTC, Inc.(1)	1,092	190,237
Roper Technologies, Inc.	963	428,660
Salesforce, Inc.	8,521	2,257,298
ServiceNow, Inc.(1)	9,285	1,422,369
Synopsys, Inc.(1)	1,662	780,675
Tyler Technologies, Inc.(1)	394	178,856
Workday, Inc., Class A(1)	1,969	422,902
		$54,013,900
Specialized REITs — 0.7%
American Tower Corp.	4,190	$735,638
Crown Castle, Inc.	3,969	352,725
Digital Realty Trust, Inc.	2,922	452,063
Equinix, Inc.	879	673,455
Extra Space Storage, Inc.	1,935	251,976
Iron Mountain, Inc.	2,692	223,301
Public Storage	1,439	373,421
SBA Communications Corp.	979	189,368
VICI Properties, Inc.	9,720	273,326
Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	6,577	$ 155,809
		$ 3,681,082
Specialty Retail — 1.6%
AutoZone, Inc.(1)	149	$ 505,333
Best Buy Co., Inc.	1,792	119,939
Carvana Co.(1)	1,266	534,277
Home Depot, Inc.	8,939	3,075,910
Lowe's Cos., Inc.	5,019	1,210,382
O'Reilly Automotive, Inc.(1)	7,555	689,092
Ross Stores, Inc.	2,911	524,388
TJX Cos., Inc.	9,961	1,530,109
Tractor Supply Co.	4,831	241,598
Ulta Beauty, Inc.(1)	410	248,054
Williams-Sonoma, Inc.	1,121	200,199
		$8,879,281
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	132,704	$36,076,910
Dell Technologies, Inc., Class C	2,698	339,624
Hewlett Packard Enterprise Co.	11,961	287,303
HP, Inc.	8,561	190,739
NetApp, Inc.	1,824	195,332
Sandisk Corp.(1)	1,260	299,099
Seagate Technology Holdings PLC	1,939	533,981
Super Micro Computer, Inc.(1)	4,570	133,764
Western Digital Corp.	3,060	527,146
		$38,583,898
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	1,352	$140,162
lululemon Athletica, Inc.(1)	994	206,563
NIKE, Inc., Class B	10,645	678,193
Ralph Lauren Corp.	353	124,824
Tapestry, Inc.	1,832	234,075
		$1,383,817
Tobacco — 0.6%
Altria Group, Inc.	15,024	$866,284
Philip Morris International, Inc.	13,932	2,234,693
		$3,100,977
Trading Companies & Distributors — 0.2%
Fastenal Co.	10,461	$419,800
United Rentals, Inc.	569	460,503
W.W. Grainger, Inc.	392	395,548
		$1,275,851

7
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Water Utilities — 0.0%†
American Water Works Co., Inc.	1,778	$ 232,028
		$ 232,028
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	4,305	$ 874,087
		$ 874,087
Total Common Stocks (identified cost $110,862,385)		$524,998,529

Exchange-Traded Funds — 1.4%

Security	Shares	Value
Equity Funds — 1.4%
SPDR S&P 500 ETF Trust	11,500	$ 7,842,080
Total Exchange-Traded Funds (identified cost $5,941,525)		$ 7,842,080

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(4)(5)	544	$ 555
Total Rights (identified cost $555)		$ 555

Short-Term Investments — 2.6%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(6)	12,149,624	$ 12,149,624
Total Affiliated Fund (identified cost $12,149,624)		$ 12,149,624
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(7)	45,927	$ 45,927
Total Securities Lending Collateral (identified cost $45,927)		$ 45,927

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(8)	$2,000	$ 1,990,523
Total U.S. Treasury Obligations (identified cost $1,989,166)		$ 1,990,523
Total Short-Term Investments (identified cost $14,184,717)		$ 14,186,074
Total Investments — 100.1% (identified cost $130,989,182)		$547,027,238

Other Assets, Less Liabilities — (0.1)%	$ (519,339)
Net Assets — 100.0%	$546,507,899

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $554,937.
(3)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 9).
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of December 31, 2025.
(6)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

8
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	41	Long	3/20/26	$14,129,625	$(16,018)
					$(16,018)
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$555
		$555
9
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $118,638,928) - including $554,937 of securities on loan	$532,958,337
Investments in securities of affiliated issuers, at value (identified cost $12,350,254)	14,068,901
Cash	63
Receivable for capital shares sold	20,130
Dividends receivable	292,703
Dividends receivable - affiliated	25,153
Securities lending income receivable	70
Receivable from affiliate	169,326
Directors' deferred compensation plan	110,977
Total assets	$547,645,660
Liabilities
Payable for variation margin on open futures contracts	$111,043
Payable for investments purchased	16,639
Payable for capital shares redeemed	449,022
Deposits for securities loaned	45,927
Payable to affiliates:
Investment advisory fee	83,072
Administrative fee	56,026
Sub-transfer agency fee	153
Directors' deferred compensation plan	110,977
Payable for accounting fees	67,550
Payable for transfer agency fees and expenses	73,986
Accrued expenses	123,366
Total liabilities	$1,137,761
Net Assets	$546,507,899
Sources of Net Assets
Paid-in capital	$91,367,364
Distributable earnings	455,140,535
Net Assets	$546,507,899

Net Assets	$546,507,899
Shares Outstanding	2,555,376
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$213.87
10
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,452)	$6,435,919
Dividend income - affiliated issuers	377,676
Interest income	64,725
Securities lending income, net	11,122
Total investment income	$6,889,442
Expenses
Investment advisory fee	$935,602
Administrative fee	623,734
Directors' fees and expenses	27,978
Custodian fees	8,488
Transfer agency fees and expenses	400,078
Accounting fees	116,207
Professional fees	68,872
Reports to shareholders	39,836
Miscellaneous	114,263
Total expenses	$2,335,058
Waiver and/or reimbursement of expenses by affiliates	$(891,321)
Net expenses	$1,443,737
Net investment income	$5,445,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$34,590,448
Investment securities - affiliated issuers	159,745
Futures contracts	794,773
Net realized gain	$35,544,966
Change in unrealized appreciation (depreciation):
Investment securities	$43,022,842
Investment securities - affiliated issuers	432,839
Futures contracts	240,617
Net change in unrealized appreciation (depreciation)	$43,696,298
Net realized and unrealized gain	$79,241,264
Net increase in net assets from operations	$84,686,969
11
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,445,705	$5,853,225
Net realized gain	35,544,966	48,666,042
Net change in unrealized appreciation (depreciation)	43,696,298	54,669,647
Net increase in net assets from operations	$84,686,969	$109,188,914
Distributions to shareholders	$(53,842,638)	$(33,555,052)
Net decrease in net assets from capital share transactions	$(1,281,802)	$(23,828,379)
Net increase in net assets	$29,562,529	$51,805,483
Net Assets
At beginning of year	$516,945,370	$465,139,887
At end of year	$546,507,899	$516,945,370
12
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$201.72	$172.99	$146.75	$200.13	$165.98
Income (Loss) From Operations
Net investment income(1)	$2.19	$2.27	$2.28	$2.28	$2.08
Net realized and unrealized gain (loss)	32.76	40.10	34.75	(40.18)	43.96
Total income (loss) from operations	$34.95	$42.37	$37.03	$(37.90)	$46.04
Less Distributions
From net investment income	$(2.43)	$(2.48)	$(2.30)	$(2.16)	$(2.56)
From net realized gain	(20.37)	(11.16)	(8.49)	(13.32)	(9.33)
Total distributions	$(22.80)	$(13.64)	$(10.79)	$(15.48)	$(11.89)
Net asset value — End of year	$213.87	$201.72	$172.99	$146.75	$200.13
Total Return(2)	17.50%	24.63%	25.92%	(18.34)%	28.42%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$546,508	$516,945	$465,140	$413,450	$548,731
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.45%	0.43%	0.44%	0.43%	0.43%
Net expenses	0.28%(4)	0.28%(4)	0.28%(4)	0.28%(4)	0.28%
Net investment income	1.05%	1.17%	1.41%	1.35%	1.11%
Portfolio Turnover	2%	5%	6%	6%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
CVT S&P 500® Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
14

CVT
S&P 500® Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$524,998,529(2)	$ —	$ —	$524,998,529
Exchange-Traded Funds	7,842,080	—	—	7,842,080
Rights	—	—	555	555
Short-Term Investments:
Affiliated Fund	12,149,624	—	—	12,149,624
Securities Lending Collateral	45,927	—	—	45,927
U.S. Treasury Obligations	—	1,990,523	—	1,990,523
Total Investments	$545,036,160	$1,990,523	$555	$547,027,238
Liability Description
Futures Contracts	$(16,018)	$ —	$ —	$(16,018)
Total	$(16,018)	$ —	$ —	$(16,018)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
15

CVT
S&P 500® Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.18% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $935,602.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $11,712 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.28% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $879,609.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $623,734.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $425 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
16

CVT
S&P 500® Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $398,953, of which $332,346 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $29,596.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $11,681,182 and $59,888,613, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$7,014,904	$7,534,770
Long-term capital gains	$46,827,734	$26,020,282
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$6,611,704
Undistributed long-term capital gains	34,489,519
Net unrealized appreciation	414,039,312
Distributable earnings	$455,140,535
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$132,987,926
Gross unrealized appreciation	$419,383,441
Gross unrealized depreciation	(5,344,129)
Net unrealized appreciation	$414,039,312
6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2025 is included in the Schedule of Investments. During the year ended December 31, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
17

CVT
S&P 500® Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

At December 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative		Asset Derivative	Liability Derivative
Futures contracts	$ —	$(16,018)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$794,773	$240,617

(1)	Statement of Operations location: Net realized gain (loss) – Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2025 was approximately $10,831,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan was $554,937 and the total value of collateral received was $572,903, comprised of cash of $45,927 and U.S. government and/or agencies securities of $526,976.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$45,927	$ —	$ —	$ —	$45,927
The carrying amount of the liability for deposits for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
18

CVT
S&P 500® Index Portfolio
December 31, 2025
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2025.
9  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $14,068,901, which represents 2.6% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 1,519,578	$ —	$ (192,885)	$159,745	$432,839	$ 1,919,277	$ 44,803	10,811
Short-Term Investments
Liquidity Fund	13,356,034	56,460,418	(57,666,828)	—	—	12,149,624	332,873	12,149,624
Total				$159,745	$432,839	$14,068,901	$377,676
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 30,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	91,944	$19,116,355	85,392	$16,509,224
Reinvestment of distributions	255,699	53,842,638	169,307	33,555,052
Shares redeemed	(354,982)	(74,240,795)	(380,748)	(73,892,655)
Net decrease	(7,339)	$(1,281,802)	(126,049)	$(23,828,379)
At December 31, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 87.5% of the value of the outstanding shares of the Fund.
19

CVT
S&P 500® Index Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of CVT S& P 500®Index Portfolio and Board of Directors of Calvert Variable Trust, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CVT S&P 500® Index Portfolio (the “Fund”), one of the funds constituting Calvert Variable Trust, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
20

CVT
S&P 500® Index Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $5,965,341, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 85.88% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Fund designates 0.59% of distributions from net investment income as a 163(j) interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $34,489,695 or, if subsequently determined to be different, the net capital gain of such year.
21

This Page Intentionally Left Blank

CVPSPF-NCSR 12.31.25

CVT
Volatility Managed Moderate Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
CVT
Volatility Managed Moderate Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Schedule of Investments

Exchange-Traded Funds — 95.8%

Security	Shares	Value
Equity Funds — 48.3%
iShares Core S&P Mid-Cap ETF	24,000	$ 1,584,000
iShares Russell 2000 ETF	7,000	1,723,120
iShares S&P 500 Growth ETF	33,000	4,067,580
iShares S&P 500 Value ETF	14,000	2,968,980
Vanguard FTSE Developed Markets ETF	79,000	4,935,130
Vanguard FTSE Emerging Markets ETF	19,000	1,021,440
Vanguard Real Estate ETF	14,000	1,238,860
Vanguard S&P 500 ETF	17,000	10,661,210
		$28,200,320
Fixed-Income Funds — 47.5%
iShares Core U.S. Aggregate Bond ETF	136,000	$13,583,680
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	6,000	661,140
Vanguard Total Bond Market ETF	182,000	13,480,740
		$27,725,560
Total Exchange-Traded Funds (identified cost $41,318,079)		$55,925,880

Short-Term Investments — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	2,244,106	$ 2,244,106
Total Short-Term Investments (identified cost $2,244,106)		$ 2,244,106
Total Investments — 99.6% (identified cost $43,562,185)		$58,169,986
Other Assets, Less Liabilities — 0.4%		$ 220,377
Net Assets — 100.0%		$58,390,363

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $654,529.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	9	Long	3/20/26	$3,101,625	$(27,678)
E-mini S&P MidCap 400 Index	3	Long	3/20/26	997,560	(14,202)
MSCI EAFE Index	13	Long	3/20/26	1,886,365	(21)
					$(41,901)
1
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $41,318,079) - including $654,529 of securities on loan	$55,925,880
Investments in securities of affiliated issuers, at value (identified cost $2,244,106)	2,244,106
Deposits at broker for futures contracts	338,000
Receivable for capital shares sold	1,334
Dividends receivable - affiliated	7,601
Securities lending income receivable	238
Receivable from affiliates	30,339
Directors' deferred compensation plan	26,746
Total assets	$58,574,244
Liabilities
Payable for variation margin on open futures contracts	$45,124
Payable for capital shares redeemed	9,718
Payable to affiliates:
Investment advisory fee	19,754
Administrative fee	6,013
Distribution fees	12,527
Sub-transfer agency fee	31
Directors' deferred compensation plan	26,746
Payable for accounting fees	10,527
Payable for professional fees	35,494
Accrued expenses	17,947
Total liabilities	$183,881
Net Assets	$58,390,363
Sources of Net Assets
Paid-in capital	$44,390,016
Distributable earnings	14,000,347
Net Assets	$58,390,363
Class F Shares
Net Assets	$58,390,363
Shares Outstanding	3,390,754
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.22
2
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income	$1,655,188
Dividend income - affiliated issuers	89,010
Securities lending income, net	12,447
Total investment income	$1,756,645
Expenses
Investment advisory fee	$245,703
Administrative fee	73,711
Distribution fees	153,564
Directors' fees and expenses	3,246
Custodian fees	2,638
Transfer agency fees and expenses	46,049
Accounting fees	17,845
Professional fees	49,033
Reports to shareholders	12,877
Miscellaneous	13,450
Total expenses	$618,116
Waiver and/or reimbursement of expenses by affiliates	$(123,655)
Net expenses	$494,461
Net investment income	$1,262,184
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$4,003,297
Futures contracts	(2,968,704)
Net realized gain	$1,034,593
Change in unrealized appreciation (depreciation):
Investment securities	$1,833,506
Futures contracts	(44,481)
Net change in unrealized appreciation (depreciation)	$1,789,025
Net realized and unrealized gain	$2,823,618
Net increase in net assets from operations	$4,085,802
3
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,262,184	$1,482,248
Net realized gain	1,034,593	3,487,078
Net change in unrealized appreciation (depreciation)	1,789,025	604,142
Net increase in net assets from operations	$4,085,802	$5,573,468
Distributions to shareholders	$(5,244,224)	$(5,549,520)
Net decrease in net assets from capital share transactions	$(6,540,407)	$(12,933,398)
Net decrease in net assets	$(7,698,829)	$(12,909,450)
Net Assets
At beginning of year	$66,089,192	$78,998,642
At end of year	$58,390,363	$66,089,192
4
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Financial Highlights

	Class F
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$17.60	$17.73	$17.03	$20.80	$19.10
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.37	$0.34	$0.23	$0.17
Net realized and unrealized gain (loss)	0.85	1.01	1.60	(3.20)	1.74
Total income (loss) from operations	$1.21	$1.38	$1.94	$(2.97)	$1.91
Less Distributions
From net investment income	$(0.44)	$(0.42)	$(0.26)	$(0.21)	$(0.21)
From net realized gain	(1.15)	(1.09)	(0.98)	(0.59)	—
Total distributions	$(1.59)	$(1.51)	$(1.24)	$(0.80)	$(0.21)
Net asset value — End of year	$17.22	$17.60	$17.73	$17.03	$20.80
Total Return(2)	6.98%	7.70%	11.92%	(14.17)%	10.06%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$58,390	$66,089	$78,999	$81,312	$110,534
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.01%	0.94%	0.94%	0.94%	0.91%
Net expenses	0.81%(5)	0.80%(5)	0.80%(5)	0.81%(5)	0.81%
Net investment income	2.06%	2.03%	1.93%	1.26%	0.86%
Portfolio Turnover	10%	6%	9%	17%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
CVT Volatility Managed Moderate Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
6

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$55,925,880	$ —	$ —	$55,925,880
Short-Term Investments	2,244,106	—	—	2,244,106
Total Investments	$58,169,986	$ —	$ —	$58,169,986
Liability Description
Futures Contracts	$(41,901)	$ —	$ —	$(41,901)
Total	$(41,901)	$ —	$ —	$(41,901)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $245,703.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $3,086 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $120,569.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $73,711.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2025 amounted to $153,564 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $1,593 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $44,253, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $3,535.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,804,259 and $20,611,457, respectively.
8

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Notes to Financial Statements — continued

5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$1,921,751	$1,864,378
Long-term capital gains	$3,322,473	$3,685,142
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$1,261,571
Undistributed long-term capital gains	2,590,918
Net unrealized appreciation	10,147,858
Distributable earnings	$14,000,347
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$48,022,128
Gross unrealized appreciation	$12,613,177
Gross unrealized depreciation	(2,465,319)
Net unrealized appreciation	$10,147,858
6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2025 is included in the Schedule of Investments. During the year ended December 31, 2025, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At December 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative		Asset Derivative	Liability Derivative
Futures contracts	$ —	$(41,901)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
9

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Notes to Financial Statements — continued

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(2,968,704)	$(44,481)

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2025 was approximately $1,964,000 and $2,682,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan was $654,529 and the total value of collateral received was $671,690, comprised of U.S. government and/or agencies securities.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2025.
9  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,244,106, which represents 3.8% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,259,001	$16,442,661	$(15,457,556)	$ —	$ —	$2,244,106	$89,010	2,244,106
10

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Notes to Financial Statements — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares sold	79,418	$1,391,667	29,575	$540,944
Reinvestment of distributions	307,579	5,244,224	311,421	5,549,520
Shares redeemed	(750,851)	(13,176,298)	(1,041,745)	(19,023,862)
Net decrease	(363,854)	$(6,540,407)	(700,749)	$(12,933,398)
At December 31, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of CVT Volatility Managed Moderate Portfolio and Board of Directors of Calvert Variable Trust, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CVT Volatility Managed Moderate Portfolio (the “Fund”), one of the funds constituting Calvert Variable Trust, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
12

CVT
Volatility Managed Moderate Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $2,591,102 or, if subsequently determined to be different, the net capital gain of such year.
13

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CVPVMM-NCSR 12.31.25

CVT
Volatility Managed Moderate Growth Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
CVT
Volatility Managed Moderate Growth Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Schedule of Investments

Exchange-Traded Funds — 95.2%

Security	Shares	Value
Equity Funds — 63.2%
iShares Core S&P Mid-Cap ETF	27,000	$ 1,782,000
iShares Russell 2000 ETF(1)	9,000	2,215,440
iShares S&P 500 Growth ETF(1)	49,000	6,039,740
iShares S&P 500 Value ETF	24,000	5,089,680
Vanguard FTSE Developed Markets ETF(1)	103,000	6,434,410
Vanguard FTSE Emerging Markets ETF	18,000	967,680
Vanguard Real Estate ETF(1)	17,000	1,504,330
Vanguard S&P 500 ETF	17,500	10,974,775
		$35,008,055
Fixed-Income Funds — 32.0%
iShares Core U.S. Aggregate Bond ETF	86,000	$8,589,680
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	5,000	550,950
Vanguard Total Bond Market ETF	116,000	8,592,120
		$17,732,750
Total Exchange-Traded Funds (identified cost $33,292,244)		$52,740,805

Short-Term Investments — 10.5%
Affiliated Fund — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	2,426,411	$ 2,426,411
Total Affiliated Fund (identified cost $2,426,411)		$ 2,426,411
Securities Lending Collateral — 6.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(3)	3,409,575	$ 3,409,575
Total Securities Lending Collateral (identified cost $3,409,575)		$ 3,409,575
Total Short-Term Investments (identified cost $5,835,986)		$ 5,835,986
Total Investments — 105.7% (identified cost $39,128,230)		$58,576,791
Other Assets, Less Liabilities — (5.7)%		$(3,183,684)
Net Assets — 100.0%		$55,393,107

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $10,808,230.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	8	Long	3/20/26	$2,757,000	$(29,708)
E-mini S&P MidCap 400 Index	3	Long	3/20/26	997,560	(15,503)
MSCI EAFE Index	11	Long	3/20/26	1,596,155	4,730
					$(40,481)
2
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $36,701,819) - including $10,808,230 of securities on loan	$56,150,380
Investments in securities of affiliated issuers, at value (identified cost $2,426,411)	2,426,411
Deposits at broker for futures contracts	307,000
Receivable for capital shares sold	9,970
Dividends receivable - affiliated	9,027
Securities lending income receivable	2,139
Receivable from affiliates	37,491
Directors' deferred compensation plan	21,716
Total assets	$58,964,134
Liabilities
Payable for variation margin on open futures contracts	$40,919
Payable for capital shares redeemed	314
Deposits for securities loaned	3,409,575
Payable to affiliates:
Investment advisory fee	18,569
Administrative fee	5,674
Distribution fees	11,822
Sub-transfer agency fee	32
Directors' deferred compensation plan	21,716
Accrued expenses	62,406
Total liabilities	$3,571,027
Net Assets	$55,393,107
Sources of Net Assets
Paid-in capital	$36,926,238
Distributable earnings	18,466,869
Net Assets	$55,393,107
Class F Shares
Net Assets	$55,393,107
Shares Outstanding	2,847,166
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.46
3
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income	$1,313,468
Dividend income - affiliated issuers	99,805
Securities lending income, net	14,744
Total investment income	$1,428,017
Expenses
Investment advisory fee	$221,948
Administrative fee	66,584
Distribution fees	138,717
Directors' fees and expenses	2,938
Custodian fees	2,939
Transfer agency fees and expenses	40,891
Accounting fees	15,967
Professional fees	47,356
Reports to shareholders	22,142
Miscellaneous	13,091
Total expenses	$572,573
Waiver and/or reimbursement of expenses by affiliates	$(126,493)
Net expenses	$446,080
Net investment income	$981,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$3,603,549
Futures contracts	(2,794,825)
Net realized gain	$808,724
Change in unrealized appreciation (depreciation):
Investment securities	$2,589,074
Futures contracts	13,690
Net change in unrealized appreciation (depreciation)	$2,602,764
Net realized and unrealized gain	$3,411,488
Net increase in net assets from operations	$4,393,425
4
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$981,937	$1,139,474
Net realized gain	808,724	4,420,084
Net change in unrealized appreciation (depreciation)	2,602,764	803,751
Net increase in net assets from operations	$4,393,425	$6,363,309
Distributions to shareholders	$(5,509,725)	$(4,114,375)
Net decrease in net assets from capital share transactions	$(2,565,167)	$(11,884,316)
Net decrease in net assets	$(3,681,467)	$(9,635,382)
Net Assets
At beginning of year	$59,074,574	$68,709,956
At end of year	$55,393,107	$59,074,574
5
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Financial Highlights

	Class F
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$19.88	$19.28	$18.33	$22.49	$19.99
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.36	$0.34	$0.24	$0.18
Net realized and unrealized gain (loss)	1.32	1.62	2.08	(3.55)	2.54
Total income (loss) from operations	$1.67	$1.98	$2.42	$(3.31)	$2.72
Less Distributions
From net investment income	$(0.43)	$(0.40)	$(0.27)	$(0.21)	$(0.22)
From net realized gain	(1.66)	(0.98)	(1.20)	(0.64)	—
Total distributions	$(2.09)	$(1.38)	$(1.47)	$(0.85)	$(0.22)
Net asset value — End of year	$19.46	$19.88	$19.28	$18.33	$22.49
Total Return(2)	8.51%	10.17%	13.79%	(14.61)%	13.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$55,393	$59,075	$68,710	$68,839	$90,358
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.03%	0.95%	0.95%	0.95%	0.92%
Net expenses	0.80%(5)	0.80%(5)	0.80%(5)	0.81%(5)	0.81%
Net investment income	1.77%	1.77%	1.78%	1.20%	0.83%
Portfolio Turnover	10%	7%	10%	20%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
CVT Volatility Managed Moderate Growth Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$52,740,805	$ —	$ —	$52,740,805
Short-Term Investments:
Affiliated Fund	2,426,411	—	—	2,426,411
Securities Lending Collateral	3,409,575	—	—	3,409,575
Total Investments	$58,576,791	$ —	$ —	$58,576,791
7

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$4,730	$ —	$ —	$4,730
Total	$58,581,521	$ —	$ —	$58,581,521
Liability Description
Futures Contracts	$(45,211)	$ —	$ —	$(45,211)
Total	$(45,211)	$ —	$ —	$(45,211)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
8

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $221,948.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $3,468 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $123,025.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $66,584.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2025 amounted to $138,717 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $760 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $39,981, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $3,232.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,150,935 and $15,890,678, respectively.
9

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$1,475,862	$1,771,877
Long-term capital gains	$4,033,863	$2,342,498
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$981,777
Undistributed long-term capital gains	2,605,720
Net unrealized appreciation	14,879,372
Distributable earnings	$18,466,869
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$43,697,419
Gross unrealized appreciation	$16,235,129
Gross unrealized depreciation	(1,355,757)
Net unrealized appreciation	$14,879,372
6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2025 is included in the Schedule of Investments. During the year ended December 31, 2025, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At December 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative		Asset Derivative	Liability Derivative
Futures contracts	$4,730(1)	$(45,211)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
10

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(2,794,825)	$13,690

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2025 was approximately $2,212,000 and $2,704,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan was $10,808,230 and the total value of collateral received was $11,099,528, comprised of cash of $3,409,575 and U.S. government and/or agencies securities of $7,689,953.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$3,409,575	$ —	$ —	$ —	$3,409,575
The carrying amount of the liability for deposits for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2025.
11

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

9  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,426,411, which represents 4.4% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,798,352	$15,058,300	$(14,430,241)	$ —	$ —	$2,426,411	$99,805	2,426,411
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares sold	116,988	$2,321,829	109,689	$2,243,772
Reinvestment of distributions	286,517	5,509,725	204,390	4,114,375
Shares redeemed	(527,581)	(10,396,721)	(905,724)	(18,242,463)
Net decrease	(124,076)	$(2,565,167)	(591,645)	$(11,884,316)
At December 31, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
12

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of CVT Volatility Managed Moderate Growth Portfolio and Board of Directors of Calvert Variable Trust, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CVT Volatility Managed Moderate Growth Portfolio (the “Fund”), one of the funds constituting Calvert Variable Trust, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
13

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $2,605,962 or, if subsequently determined to be different, the net capital gain of such year.
14

CVPVMP-NCSR 12.31.25

CVT
Volatility Managed Growth Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
CVT
Volatility Managed Growth Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Schedule of Investments

Exchange-Traded Funds — 95.2%

Security	Shares	Value
Equity Funds — 77.9%
iShares Core S&P Mid-Cap ETF	47,000	$ 3,102,000
iShares Russell 2000 ETF(1)	16,000	3,938,560
iShares S&P 500 Growth ETF(1)	106,000	13,065,560
iShares S&P 500 Value ETF(1)	50,000	10,603,500
Vanguard FTSE Developed Markets ETF(1)	189,000	11,806,830
Vanguard FTSE Emerging Markets ETF	25,000	1,344,000
Vanguard Real Estate ETF(1)	36,000	3,185,640
Vanguard S&P 500 ETF	26,500	16,618,945
		$63,665,035
Fixed-Income Funds — 17.3%
iShares Core U.S. Aggregate Bond ETF	132,000	$13,184,160
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	9,000	991,710
		$14,175,870
Total Exchange-Traded Funds (identified cost $40,092,415)		$77,840,905

Short-Term Investments — 5.7%
Affiliated Fund — 4.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	3,665,423	$ 3,665,423
Total Affiliated Fund (identified cost $3,665,423)		$ 3,665,423
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(3)	1,010,450	$ 1,010,450
Total Securities Lending Collateral (identified cost $1,010,450)		$ 1,010,450
Total Short-Term Investments (identified cost $4,675,873)		$ 4,675,873
Total Investments — 100.9% (identified cost $44,768,288)		$82,516,778
Other Assets, Less Liabilities — (0.9)%		$ (750,302)
Net Assets — 100.0%		$81,766,476

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $15,894,554.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	17	Long	3/20/26	$5,858,625	$(51,239)
E-mini S&P MidCap 400 Index	7	Long	3/20/26	2,327,640	(31,273)
MSCI EAFE Index	22	Long	3/20/26	3,192,310	2,390
					$(80,122)
2
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $41,102,865) - including $15,894,554 of securities on loan	$78,851,355
Investments in securities of affiliated issuers, at value (identified cost $3,665,423)	3,665,423
Deposits at broker for futures contracts	411,000
Receivable for capital shares sold	3,487
Dividends receivable - affiliated	11,949
Securities lending income receivable	2,316
Receivable from affiliates	31,541
Directors' deferred compensation plan	37,844
Total assets	$83,014,915
Liabilities
Payable for variation margin on open futures contracts	$77,920
Payable for capital shares redeemed	824
Deposits for securities loaned	1,010,450
Payable to affiliates:
Investment advisory fee	27,492
Administrative fee	8,383
Distribution fees	17,465
Sub-transfer agency fee	32
Directors' deferred compensation plan	37,844
Accrued expenses	68,029
Total liabilities	$1,248,439
Net Assets	$81,766,476
Sources of Net Assets
Paid-in capital	$47,972,044
Distributable earnings	33,794,432
Net Assets	$81,766,476
Class F Shares
Net Assets	$81,766,476
Shares Outstanding	4,195,596
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.49
3
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income	$1,680,104
Dividend income - affiliated issuers	136,616
Securities lending income, net	26,949
Total investment income	$1,843,669
Expenses
Investment advisory fee	$326,273
Administrative fee	97,882
Distribution fees	203,921
Directors' fees and expenses	4,345
Custodian fees	3,622
Transfer agency fees and expenses	60,689
Accounting fees	22,031
Professional fees	52,578
Reports to shareholders	9,247
Miscellaneous	12,621
Total expenses	$793,209
Waiver and/or reimbursement of expenses by affiliates	$(137,209)
Net expenses	$656,000
Net investment income	$1,187,669
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$6,965,362
Futures contracts	(5,244,679)
Net realized gain	$1,720,683
Change in unrealized appreciation (depreciation):
Investment securities	$3,514,328
Futures contracts	1,547
Net change in unrealized appreciation (depreciation)	$3,515,875
Net realized and unrealized gain	$5,236,558
Net increase in net assets from operations	$6,424,227
4
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,187,669	$1,453,283
Net realized gain	1,720,683	10,248,968
Net change in unrealized appreciation (depreciation)	3,515,875	(259,212)
Net increase in net assets from operations	$6,424,227	$11,443,039
Distributions to shareholders	$(11,627,670)	$(8,630,527)
Net increase (decrease) in net assets from capital share transactions	$295,753	$(21,010,288)
Net decrease in net assets	$(4,907,690)	$(18,197,776)
Net Assets
At beginning of year	$86,674,166	$104,871,942
At end of year	$81,766,476	$86,674,166
5
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Financial Highlights

	Class F
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$20.91	$20.58	$19.67	$23.93	$20.86
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.32	$0.33	$0.23	$0.18
Net realized and unrealized gain (loss)	1.35	2.21	2.58	(3.83)	3.12
Total income (loss) from operations	$1.65	$2.53	$2.91	$(3.60)	$3.30
Less Distributions
From net investment income	$(0.37)	$(0.42)	$(0.28)	$(0.21)	$(0.23)
From net realized gain	(2.70)	(1.78)	(1.72)	(0.45)	—
Total distributions	$(3.07)	$(2.20)	$(2.00)	$(0.66)	$(0.23)
Net asset value — End of year	$19.49	$20.91	$20.58	$19.67	$23.93
Total Return(2)	8.06%	12.16%	15.65%	(14.94)%	15.87%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$81,766	$86,674	$104,872	$109,769	$141,933
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.97%	0.93%	0.93%	0.92%	0.90%
Net expenses	0.81%(5)	0.80%(5)	0.80%(5)	0.81%(5)	0.81%
Net investment income	1.46%	1.50%	1.59%	1.11%	0.79%
Portfolio Turnover	14%	6%	10%	16%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
CVT Volatility Managed Growth Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$77,840,905	$ —	$ —	$77,840,905
Short-Term Investments:
Affiliated Fund	3,665,423	—	—	3,665,423
Securities Lending Collateral	1,010,450	—	—	1,010,450
Total Investments	$82,516,778	$ —	$ —	$82,516,778
7

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$2,390	$ —	$ —	$2,390
Total	$82,519,168	$ —	$ —	$82,519,168
Liability Description
Futures Contracts	$(82,512)	$ —	$ —	$(82,512)
Total	$(82,512)	$ —	$ —	$(82,512)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
8

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $326,273.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $4,703 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $132,506.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $97,882.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2025 amounted to $203,921 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $1,601 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $59,019, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,074.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $11,107,431 and $27,029,526, respectively.
9

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$1,681,707	$2,236,612
Long-term capital gains	$9,945,963	$6,393,915
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$1,187,225
Undistributed long-term capital gains	4,585,487
Net unrealized appreciation	28,021,720
Distributable earnings	$33,794,432
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$54,495,058
Gross unrealized appreciation	$28,769,399
Gross unrealized depreciation	(747,679)
Net unrealized appreciation	$28,021,720
6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2025 is included in the Schedule of Investments. During the year ended December 31, 2025, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At December 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative		Asset Derivative	Liability Derivative
Futures contracts	$2,390(1)	$(82,512)(1)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
10

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(5,244,679)	$1,547

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2025 was approximately $3,706,000 and $5,078,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan was $15,894,554 and the total value of collateral received was $16,324,933, comprised of cash of $1,010,450 and U.S. government and/or agencies securities of $15,314,483.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$1,010,450	$ —	$ —	$ —	$1,010,450
The carrying amount of the liability for deposits for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2025.
11

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

9  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,665,423, which represents 4.5% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,385,328	$27,371,721	$(27,091,626)	$ —	$ —	$3,665,423	$136,616	3,665,423
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares sold	400,325	$8,273,608	5,523	$117,482
Reinvestment of distributions	603,408	11,627,670	408,449	8,630,527
Shares redeemed	(953,313)	(19,605,525)	(1,364,057)	(29,758,297)
Net increase (decrease)	50,420	$295,753	(950,085)	$(21,010,288)
At December 31, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
12

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of CVT Volatility Managed Growth Portfolio and Board of Directors of Calvert Variable Trust, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CVT Volatility Managed Growth Portfolio (the “Fund”), one of the funds constituting Calvert Variable Trust, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
13

CVT
Volatility Managed Growth Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $4,585,504 or, if subsequently determined to be different, the net capital gain of such year.
14

CVPVMG-NCSR 12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Trust, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 24, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	February 24, 2026